UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04615
HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 68.0%
	Basic Materials - 3.7%
222	Agrium, Inc.	$13,788
1,731	Alcoa, Inc.	62,416
336	ArcelorMittal ▼	27,485
1,053	Cameco Corp. ▼	34,686
385	Consol Energy, Inc.	26,666
505	Freeport-McMoRan Copper & Gold, Inc. ▼	48,562
164	United States Steel Corp.	20,799
1,023	Uranium One, Inc. •	3,370

		237,772

	Consumer Cyclical - 4.4%
11,241	Buck Holdings L.P. † • ⌂	10,117
1,821	Ford Motor Co. • ▼	10,415
756	Honda Motor Co., Ltd. †	21,845
2,072	Kohl’s Corp. •	88,877
2,907	Lowe’s Co., Inc.	66,682
391	Safeway, Inc. ▼	11,461
1,002	Supervalu, Inc.	30,028
810	Wal-Mart Stores, Inc.	42,655

		282,080

	Consumer Staples - 3.3%
219	Bunge Ltd. Finance Corp. ▼	19,044
6	Japan Tobacco, Inc. †	29,304
873	PepsiCo, Inc.	63,038
1,470	Procter & Gamble Co.	102,975

		214,361

	Energy - 6.4%
994	Chesapeake Energy Corp. ▼	45,864
640	EnCana Corp.	48,465
1,144	Exxon Mobil Corp.	96,776
1,168	Halliburton Co.	45,934
594	Hess Corp.	52,335
1,317	OAO Gazprom Class S ADR	67,154
633	Schlumberger Ltd.	55,036

		411,564

	Finance - 14.6%
972	American International Group, Inc. ▼	42,026
3,038	Bank of America Corp.	115,186
1,623	Capital One Financial Corp. ▼	79,889
2,070	Citigroup, Inc.	44,333
3,440	Discover Financial Services, Inc. ▼	56,307
1,171	Federal Home Loan Mortgage Corp. ▼	29,637
1,662	Federal National Mortgage Association	43,749
441	Goldman Sachs Group, Inc.	72,921
271	Humana, Inc. •	12,139
1,101	ING Groep N.V. ADR	41,133
3,073	Invesco Ltd. ▼	74,846
344	Julius Baer Holding Ltd. †	25,412
923	Morgan Stanley	42,181
729	National City Corp.	7,259
2,121	Sovereign Bancorp, Inc. ▼	19,766
184	State Street Corp. ▼	14,512
1,389	UBS AG ▼	40,004
1,952	UnitedHealth Group, Inc.	67,081
4,400	Washington Mutual, Inc. ▼	45,324
483	Wellpoint, Inc. •	21,297
2,097	Western Union Co.	44,601

		939,603

	Health Care - 9.7%
468	Astellas Pharma, Inc. †	18,372
563	AstraZeneca plc †	21,124
678	Daiichi Sankyo Co., Ltd. †	20,123
533	Eisai Co., Ltd. †	18,334
3,239	Elan Corp. plc ADR • ▼	67,559
1,328	Eli Lilly & Co.	68,527
571	Genentech, Inc. •	46,321
1,408	Medtronic, Inc.	68,110
1,023	Sanofi-Aventis S.A. ADR	38,385
3,709	Schering-Plough Corp.	53,441
2,789	Shionogi & Co., Ltd. †	47,964
485	UCB S.A. †	16,851
697	Vertex Pharmaceuticals, Inc. • ▼	16,654
1,134	Walgreen Co.	43,183
1,923	Wyeth	80,292

		625,240

	Services - 8.2%
722	Accenture Ltd. Class A	25,407
342	Autodesk, Inc. •	10,772
5,720	Comcast Corp. Class A ▼	110,621
624	FedEx Corp. ▼	57,835
885	Monster Worldwide, Inc. •	21,416
4,952	Time Warner, Inc.	69,433
1,190	United Parcel Service, Inc. Class B	86,887
1,288	Viacom, Inc. Class B •	51,046
1,555	Waste Management, Inc.	52,193
3,615	XM Satellite Radio Holdings, Inc. Class A • ▼	42,011

		527,621

	Technology - 16.6%
3,754	Applied Materials, Inc.	73,245
1,569	Broadcom Corp. Class A •	30,239
541	Canon, Inc. †	25,225
4,431	Cisco Systems, Inc. •	106,750
1,064	Electronic Arts, Inc. •	53,110
2,956	Flextronics International Ltd. •	27,759
6,155	General Electric Co.	227,789
103	Google, Inc. •	45,368
4,519	Intel Corp.	95,704
761	Lam Research Corp. •	29,097
700	Marvell Technology Group Ltd. •	7,616
3,439	Maxim Integrated Products, Inc.	70,123
1,136	Metropcs Communications, Inc. • ▼	19,307
4,609	Microsoft Corp.	130,806
3,103	NetApp, Inc. •	62,213
1,559	Qualcomm, Inc.	63,927
16	SanDisk Corp. •	361

		1,068,639

	Transportation - 0.5%
3,282	Delta Air Lines, Inc. •	28,228

	Utilities - 0.6%
986	Suntech Power Holdings Co., Ltd. ADR • ▼	40,008

	Total common stock (Cost $4,861,239)	$4,375,116

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.9%
	Finance - 4.9%
	Asset Securitization Corp.
$17,200	6.93%, 02/14/2043	$17,992
	Banc of America Commercial Mortgage, Inc.
4,590	5.18%, 09/10/2047 Δ	4,567
	Bear Stearns Commercial Mortgage Securities, Inc.
9,575	5.15%, 10/12/2042 Δ	9,517
22,350	5.54%, 09/11/2041 - 10/12/2041	22,132
	BMW Vehicle Lease Trust
10,000	4.64%, 11/16/2009	10,092
	Capital Automotive Receivables Asset Trust
12,600	5.04%, 05/17/2010	12,748
	Citibank Credit Card Issuance Trust
11,945	5.65%, 09/20/2019	11,953
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,000	5.23%, 07/15/2044 Δ	14,973
	Commercial Mortgage Pass-Through Certificates
13,000	5.12%, 06/10/2044	12,852
	Countrywide Home Loans, Inc.
3,370	5.26%, 11/25/2035 Δ	2,825
	Credit Suisse Mortgage Capital Certificates
7,365	5.47%, 09/15/2039	7,242
10,445	5.55%, 02/15/2039 Δ	10,410
	Ford Credit Automotive Owner Trust
12,125	5.26%, 10/15/2010	12,257
	GSR Mortgage Loan Trust
7,269	5.79%, 05/25/2047 Δ	6,889
	Harley-Davidson Motorcycle Trust
4,559	2.53%, 11/15/2011	4,540
12,375	5.21%, 06/17/2013	12,729
	Household Automotive Trust
8,520	5.28%, 09/17/2011	8,631
	JP Morgan Chase Commercial Mortgage Security Corp.
6,305	5.18%, 12/15/2044 Δ	6,286
7,755	5.48%, 12/12/2044 Δ	7,688
6,500	5.88%, 04/15/2045 Δ	6,606
	Marriott Vacation Club Owner Trust
1,673	5.36%, 10/20/2028 ■	1,744
	Merrill Automotive Trust Securitization
11,766	5.43%, 01/15/2010	11,864
	Merrill Lynch Mortgage Trust
15,000	5.05%, 07/12/2038	14,762
	Morgan Stanley Capital I
9,580	5.23%, 09/15/2042 ▼	9,535
	Residential Accredit Loans, Inc.
9,048	5.23%, 02/25/2035 Δ	7,426
	Sequoia Mortgage Trust
10,918	5.79%, 02/20/2047 Δ	10,357
	Susquehanna Automotive Lease Trust
9,911	5.21%, 03/16/2009 ■	9,947
	USAA Automotive Owner Trust
11,285	4.50%, 10/15/2013	11,302
	USAA Automotive Owner Trust
9,927	5.36%, 02/15/2011	10,041
	Wells Fargo Mortgage Backed Securities Trust
8,357	4.54%, 03/25/2035 Δ	8,114
11,701	5.54%, 04/25/2036 Δ	11,192
5,749	6.02%, 09/25/2036 Δ	5,506

	Total asset & commercial mortgage backed securities (Cost $317,162)	$314,719

CORPORATE BONDS: INVESTMENT GRADE - 15.5%
	Capital Goods - 0.2%
	Pitney Bowes, Inc.
$4,775	5.75%, 09/15/2017	$4,858
	Xerox Corp.
6,000	5.50%, 05/15/2012	6,051

		10,909

	Consumer Cyclical - 0.8%
	DaimlerChrysler NA Holdings Corp.
5,400	5.88%, 03/15/2011	5,520
9,550	6.50%, 11/15/2013	10,067
	Federated Retail Holdings, Inc.
3,084	5.90%, 12/01/2016	2,741
	Lowe’s Co., Inc.
6,475	6.65%, 09/15/2037	6,491
	SCL Term Aereo Santiago S.A.
10,465	6.95%, 07/01/2012 ■	11,270
	Target Corp.
14,200	5.88%, 11/01/2008	14,417

		50,506

	Consumer Staples - 1.2%
	Cargill, Inc.
6,015	5.60%, 09/15/2012 ■	6,164
	Coca-Cola Enterprises, Inc.
6,500	6.75%, 09/15/2028	7,143
500	8.50%, 02/01/2022	634
	ConAgra Foods, Inc.
6,537	7.88%, 09/15/2010	7,142
	Diageo Capital plc
9,825	4.38%, 05/03/2010	10,019
	Kraft Foods, Inc.
12,275	6.25%, 06/01/2012	12,783
	PepsiAmericas, Inc.
13,400	6.38%, 05/01/2009	13,945
	Procter & Gamble Co.
11,953	9.36%, 01/01/2021	15,412
	Weyerhaeuser Co.
2,975	7.38%, 03/15/2032	2,940

		76,182

	Energy - 0.3%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,006
	Weatherford International Ltd.
11,000	5.95%, 06/15/2012	11,466

		17,472

	Finance - 8.3%
	Ace INA Holdings, Inc.
16,800	5.88%, 06/15/2014	17,355
	American Express Centurion Bank
12,670	6.00%, 09/13/2017	12,291

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	American International Group, Inc.
$1,200	6.25%, 03/15/2037	$972
	AXA Financial, Inc.
15,000	7.00%, 04/01/2028	15,885
	Bank of America Corp.
10,000	5.88%, 02/15/2009	10,211
	Bank of New York Mellon Corp.
6,345	4.95%, 11/01/2012	6,501
	BB&T Corp.
4,830	4.90%, 06/30/2017	4,371
	Berkshire Hathaway Finance Corp.
10,500	4.85%, 01/15/2015	10,944
	Brandywine Operating Partnership
9,585	6.00%, 04/01/2016	8,101
	Capital One Bank
3,750	6.50%, 06/13/2013	3,540
	Capital One Capital IV
4,125	6.75%, 02/17/2037	2,946
	Capital One Financial Corp.
3,900	5.70%, 09/15/2011 ▼	3,679
	Cincinnati Financial Corp.
10,000	6.92%, 05/15/2028	10,217
	CIT Group, Inc.
5,995	7.63%, 11/30/2012 ▼	4,983
	Citigroup, Inc.
6,500	3.63%, 02/09/2009	6,483
8,800	6.00%, 10/31/2033	7,519
1,000	6.50%, 01/18/2011	1,037
	Credit Suisse First Boston USA, Inc.
8,920	4.88%, 01/15/2015	8,790
	Developers Diversified Realty Corp.
7,900	5.38%, 10/15/2012	7,378
	Discover Financial Services, Inc.
7,220	6.45%, 06/12/2017 ■	6,213
	Eaton Vance Corp.
3,180	6.50%, 10/02/2017	3,391
	ERAC USA Finance Co.
16,355	7.35%, 06/15/2008 ■	16,470
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,682
	General Electric Capital Corp.
12,000	6.75%, 03/15/2032	12,817
	Genworth Financial, Inc.
8,000	6.15%, 11/15/2066	6,682
	Goldman Sachs Group, Inc.
11,000	5.30%, 02/14/2012 ▼	11,143
6,000	5.63%, 01/15/2017	5,756
8,000	6.45%, 05/01/2036	7,210
	Health Care Properties
9,780	6.00%, 01/30/2017	7,985
	HSBC Bank USA
11,550	3.88%, 09/15/2009	11,470
	HSBC Finance Corp.
12,500	5.50%, 01/19/2016	12,092
	International Lease Finance Corp.
10,500	5.00%, 09/15/2012	10,161
6,350	5.63%, 09/15/2010	6,400
	Jackson National Life Insurance Co.
12,650	8.15%, 03/15/2027 ■	14,259
	John Deere Capital Corp.
8,320	4.88%, 10/15/2010	8,651
	JP Morgan Chase & Co.
14,375	5.13%, 09/15/2014	14,203
	KeyCorp Capital II
750	6.88%, 03/17/2029	623
	Kimco Realty Corp.
7,880	5.78%, 03/15/2016	7,491
	Lehman Brothers Holdings, Inc.
11,000	5.25%, 02/06/2012	10,614
5,000	6.50%, 07/19/2017	4,748
	Liberty Mutual Group, Inc.
8,750	5.75%, 03/15/2014 ■	9,040
	Liberty Property L.P.
1,325	6.63%, 10/01/2017	1,258
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	10,354
1,000	6.40%, 08/28/2017	987
	Morgan Stanley
13,000	5.38%, 10/15/2015	12,336
6,000	5.45%, 01/09/2017	5,613
	National City Corp.
4,250	6.88%, 05/15/2019	3,269
	New England Mutual Life Insurance Co.
30,000	7.88%, 02/15/2024 ■	35,521
	Prologis Trust
6,500	5.63%, 11/15/2016	5,911
	Prudential Financial, Inc.
11,000	5.50%, 03/15/2016	11,048
3,500	5.80%, 06/15/2012	3,668
	Realty Income Corp.
4,830	6.75%, 08/15/2019	4,580
	Regions Bank
10,000	6.45%, 06/26/2037	8,378
	Republic New York Capital I
500	7.75%, 11/15/2026	494
	Santander Central Hispano Issuances Ltd.
1,250	7.63%, 11/03/2009	1,337
	Simon Property Group L.P.
15,100	6.10%, 05/01/2016	14,577
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	5,895
	Torchmark Corp.
14,600	8.25%, 08/15/2009	15,582
	UnitedHealth Group, Inc.
5,500	4.75%, 02/10/2014	5,230
2,500	5.50%, 11/15/2012	2,537
	US Bank NA
21,400	4.95%, 10/30/2014	21,814
	Wachovia Corp.
10,000	5.25%, 08/01/2014	9,877
	Wells Fargo Bank NA
13,000	4.75%, 02/09/2015	12,677
1,000	6.45%, 02/01/2011	1,064
	Willis North America, Inc.
2,760	5.63%, 07/15/2015	2,746

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Willis North America, Inc. (continued)
$2,910	6.20%, 03/28/2017	$2,904

		534,961

	Health Care - 0.7%
	AstraZeneca plc
6,330	5.40%, 09/15/2012	6,678
	Becton, Dickinson & Co.
9,000	6.70%, 08/01/2028	9,700
	CVS Corp.
7,725	6.13%, 08/15/2016	8,055
	Schering-Plough Corp.
9,000	5.55%, 12/01/2013	9,295
	Wyeth
8,000	7.25%, 03/01/2023	9,095

		42,823

	Services - 0.9%
	COX Communications, Inc.
9,000	5.45%, 12/15/2014	8,861
	FedEx Corp.
15,000	3.50%, 04/01/2009	14,912
	Time Warner, Inc.
5,530	5.50%, 11/15/2011	5,491
	United Parcel Service
12,000	4.50%, 01/15/2013 ▼	12,433
	Viacom, Inc.
15,020	6.88%, 04/30/2036	14,463
	Wyndham Worldwide Corp.
3,100	6.00%, 12/01/2016	2,831

		58,991

	Technology - 1.7%
	AT&T, Inc.
2,510	6.80%, 05/15/2036	2,579
	BellSouth Telecommunications
10,000	6.38%, 06/01/2028	9,714
650	7.00%, 12/01/2095 ▼	638
	Comcast Cable Communications, Inc.
15,000	6.88%, 06/15/2009	15,489
	Deutsche Telekom International Finance B.V.
8,500	8.25%, 06/15/2030	10,197
	Fiserv, Inc.
6,400	6.13%, 11/20/2012	6,595
	General Electric Co.
12,925	5.00%, 02/01/2013	13,388
	Hewlett-Packard Co.
6,000	5.25%, 03/01/2012	6,270
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,043
	SBC Communications
4,825	6.45%, 06/15/2034	4,715
	Siemens Finance
14,325	5.75%, 10/17/2016 ■	14,664
	Time Warner Cable, Inc.
4,580	5.85%, 05/01/2017	4,384
	Verizon Communications, Inc.
5,000	5.35%, 02/15/2011	5,179
	Verizon Global Funding Corp.
500	7.25%, 12/01/2010	537
	Verizon Global Funding Corp.
9,500	7.75%, 12/01/2030	10,322

		112,714

	Transportation - 0.2%
	Continental Airlines, Inc.
4,140	5.98%, 04/19/2022 ▼	3,688
	Southwest Airlines Co.
8,700	5.75%, 12/15/2016	8,549
3,449	6.15%, 08/01/2022	3,337

		15,574

	Utilities - 1.2%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	4,675
	Enel Finance International
4,045	6.80%, 09/15/2037 ■	4,079
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	8,228
	Kinder Morgan Energy Partners L.P.
10,000	6.95%, 01/15/2038	9,814
	MidAmerican Energy Co.
6,000	5.65%, 07/15/2012	6,333
	Northern Border Pipeline Co.
17,285	7.75%, 09/01/2009	18,281
	Northern States Power Co.
11,750	6.20%, 07/01/2037	12,148
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	7,579
	Taqa Abu Dhabi National
3,335	5.88%, 10/27/2016 ■	3,309
	Taqa Abu Dhabi National Energy
3,200	5.62%, 10/25/2012 ■	3,300
	TransCanada Pipelines Ltd.
750	6.49%, 01/21/2009	770

		78,516

	Total corporate bonds: investment grade (Cost $1,000,334)	$998,648

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.3%
	Oregon School Boards Association, Taxable Pension
$10,000	4.76%, 06/30/2028	$9,216
	State of Illinois, Taxable Pension
10,000	5.10%, 06/01/2033	9,995

		19,211

	Prerefunded - 0.1%
	New Jersey Econ DA
5,000	5.25%, 06/15/2021	5,553

	Total municipal bonds (Cost $25,312)	$24,764

U.S. GOVERNMENT AGENCIES - 2.9%
	Federal Home Loan Mortgage Corporation - 0.8%
	Mortgage Backed Securities:
$45,953	6.50%, 2035 - 2036	$47,712

	Remic - Pac’s:
3,282	2.50%, 2013	3,273

		50,985

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association - 0.4%
	Mortgage Backed Securities:
$25,048	5.50%, 2036 - 2037	$25,311
110	6.50%, 2036	114

		25,425

	Government National Mortgage Association - 1.0%
	Mortgage Backed Securities:
40,977	5.50%, 2037 ▼	41,847
8,554	6.00%, 2024 - 2035	8,868
3,027	6.50%, 2026 - 2035	3,165
11,013	7.00%, 2031 - 2033	11,745
1,787	8.00%, 2026 - 2031	1,956
141	9.00%, 2016 - 2022	154

	Remic - Pac’s:
103	7.50%, 2035	109

		67,844

	Other Government Agencies - 0.7%
	Small Business Administration
	Participation Certificates:
33,917	8.95%, 2022	44,909

	Total U.S. government agencies (Cost $178,004)	$189,163

U.S. GOVERNMENT SECURITIES - 7.5%
	Other Direct Federal Obligations - 2.2%
	Federal Financing Corporation:
$17,617	4.40%, 2013 ○	$14,815

	Federal Home Loan Bank:
6,000	4.88%, 2011 ▼	6,416

	Tennessee Valley Authority:
64,300	4.38%, 2015	66,615
50,000	6.00%, 2013	56,001

		122,616

		143,847

	U.S. Treasury Securities - 5.3%
	U.S. Treasury Bonds:
25,200	5.38%, 2031 ▼	29,145
38,650	6.25%, 2023 ▼	47,573

		76,718

	U.S. Treasury Notes:
170,300	3.50%, 2010 ▼	176,247
40,225	3.88%, 2010 ▼	42,305
13,000	4.50%, 2017 ▼	14,127
6,425	4.63%, 2016 ▼	7,089
19,950	4.75%, 2012 ▼	21,883

		261,651

		338,369

	Total U.S. government securities (Cost $450,376)	$482,216

	Total long-term investments (Cost $6,832,427)	$6,384,626

SHORT-TERM INVESTMENTS - 13.1%
	Repurchase Agreements - 0.3%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $4,716, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $4,810)
$4,715	2.45% dated 03/31/2008	$4,715
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,916, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $1,954)
1,916	2.40% dated 03/31/2008	1,916
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $11, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $11)
11	1.35% dated 03/31/2008	11
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $7,653, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $7,806)
7,652	2.50% dated 03/31/2008	7,652
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $7,181, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $7,325)
7,181	2.50% dated 03/31/2008	7,181

		21,475

Shares
	Securities Purchased with Proceeds from Security Lending - 12.8%
	Cash Collateral Reinvestment Fund:
822,953	Goldman Sachs FS Prime Obligation/Institutional Fund		822,953

	Total short-term investments (Cost $844,428)		$844,428

	Total investments (Cost $7,676,855) ▲	112.3%	$7,229,054
	Other assets and liabilities	(12.3)%	(794,096)

	Total net assets	100.0%	$6,434,958

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.36% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $7,716,388 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$190,140
Unrealized Depreciation	(677,474)

Net Unrealized Depreciation	$(487,334)

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $254,671, which represents 3.96% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $144,208, which represents 2.24% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	11,241	Buck Holdings L.P.	$11,253
The aggregate value of these securities at March 31, 2008 was $10,117, which represents 0.16% of total net assets.

DA	- Development Authority
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$263,852	$251,391	06/03/08	$(12,461)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.1%
	Basic Materials - 18.0%
72	Agrium, Inc.	$4,466
140	Alcoa, Inc.	5,063
274	Antofagasta †	3,808
1,033	Aracruz Celulose S.A. ADR ▼	70,532
142	Arcelor †	11,591
75	ArcelorMittal	6,129
397	Arch Coal, Inc. ▼	17,286
826	BHP Billiton Ltd. ADR ▼	54,418
5,267	Cameco Corp. ▼	173,508
90	Celanese Corp.	3,520
405	Chemtura Corp. ▼	2,973
90	Church & Dwight Co., Inc. ▼	4,903
38	Cleveland-Cliffs, Inc.	4,517
8,109	Companhia Vale do Rio Doce ADR ▼	280,916
1,410	Consol Energy, Inc.	97,592
79	Evraz Group S.A.	6,848
218	FMC Corp.	12,069
101	Foundation Coal Holdings, Inc.	5,068
2,295	Freeport-McMoRan Copper & Gold, Inc. ▼	220,833
94	Greif, Inc. ▼	6,358
786	Holcim Ltd. †	82,541
293	Impala Platinum Holdings Ltd. †	11,346
600	Lihir Gold Ltd. † •	1,914
199	Lihir Gold Ltd. ADR ▼	6,345
161	Massey Energy Co. ▼	5,866
1,140	Michelin (C.G.D.E.) Class B † ▼	119,436
33	MMX Mineracao E Metalicos S.A. •	17,718
359	Norsk Hydro ASA †	5,252
84	Outotec Oyj †	4,464
105	Owens-Illinois, Inc. •	5,908
89	Peabody Energy Corp. ▼	4,519
42	Potash Corp. of Saskatchewan, Inc.	6,457
2,700	Praxair, Inc. ▼	227,421
90	Precision Castparts Corp.	9,228
413	Rexam plc †	3,494
525	SABMiller plc †	11,525
122	Sealed Air Corp.	3,091
907	Smurfit-Stone Container Corp. • ▼	6,981
123	Steel Dynamics, Inc. ▼	4,074
1,800	Teck Cominco Ltd. Class B	73,810
79	Ternium S.A. ADR	2,849
247	Terra Industries, Inc. • ▼	8,779
103	TMK OAO GDR ■	3,309
1,661	United States Steel Corp.	210,668
166	Uralkali • ■	6,788
6,544	Uranium One, Inc. •	21,548
374	Uranium Participation Corp. •	3,482
8	Uranium Participation Corp. Private Placement • ∞	73
1,484	USEC, Inc. • ▼	5,490
4,721	Vedanta Resources plc †	196,750
3,512	Xstrata plc †	245,964
269	Yamana Gold, Inc.	3,927

		2,313,415

	Capital Goods - 6.3%
2,500	ABB Ltd. ADR	67,300
56	Alliant Techsystems, Inc. • ▼	5,798
102	Baker Hughes, Inc.	6,980
3,363	Boeing Co. ▼	250,106
968	Caterpillar, Inc. ▼	75,840
2,305	Cummins, Inc.	107,915
137	Deere & Co.	11,044
39	Flowserve Corp.	4,050
32	Gamesa Corporacion Tecnologica S.A. †	1,438
87	Goodrich Corp.	5,003
5,305	Hansen Transmissions •	20,636
214	Honeywell International, Inc.	12,074
1,242	Ingersoll-Rand Co. Class A ▼	55,354
108	International Game Technology	4,355
1,752	ITT Corp.	90,745
198	Kennametal, Inc.	5,833
120	Manitowoc Co., Inc. ▼	4,880
296	Marvel Entertainment, Inc. • ▼	7,927
56	National Oilwell Varco, Inc. •	3,287
245	Northrop Grumman Corp.	19,087
552	Pall Corp. ▼	19,355
116	Parker-Hannifin Corp. ▼	8,056
560	Sandvik Ab †	9,735
120	Smith International, Inc.	7,682
46	Textron, Inc.	2,549
59	United Technologies Corp.	4,088

		811,117

	Consumer Cyclical - 7.3%
70	Abercrombie & Fitch Co. Class A	5,127
263	Aker Kvaerner † •	6,029
234	Altria Group, Inc.	5,190
625	American Eagle Outfitters, Inc. ▼	10,942
1,086	Ariba, Inc. • ▼	10,494
98	Big Lots, Inc. • ▼	2,177
29,056	Buck Holdings L.P. † • ⌂	26,150
509	Bulgari S.p.A. †	5,899
4,187	China Communications Construction Co., Ltd. †	9,377
75	Copart, Inc. • ▼	2,907
84	Costco Wholesale Corp. ▼	5,484
111	Darden Restaurants, Inc.	3,600
108	Dick’s Sporting Goods, Inc. • ▼	2,895
32,719	Ford Motor Co. • ▼	187,151
372	Home Depot, Inc.	10,399
164	Kohl’s Corp. • ▼	7,038
2,876	Liz Claiborne, Inc. ▼	52,214
138	MDC Holdings, Inc.	6,052
795	Mitsui & Co., Ltd. †	16,314
3,735	Newell Rubbermaid, Inc.	85,415
139	NIKE, Inc. Class B ▼	9,425
6	Nintendo Co., Ltd. †	3,296
234	Philip Morris International, Inc. •	11,826
626	Pier 1 Imports, Inc. • ▼	3,931
246	Sotheby’s Holdings ▼	7,110
3,703	Staples, Inc. ▼	81,865
175	Tata Motors Ltd. ADR ▼	2,726
3,107	TJX Cos., Inc. ▼	102,745
1,800	Toyota Motor Corp. †	90,950
436	TRW Automotive Holdings Corp. • ▼	10,196
141	UbiSoft Entertainment S.A. † •	12,174

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
49	Under Armour, Inc. Class A • ▼	$1,808
2,599	Wal-Mart Stores, Inc.	136,915
202	Zumiez, Inc. • ▼	3,166

		938,987

	Consumer Staples - 2.0%
183	Avon Products, Inc. ▼	7,240
13	Bunge Ltd. Finance Corp. ▼	1,086
3,021	Chaoda Modern Agriculture †	3,451
3,315	Cosan Ltd. • ▼	40,835
2,925	Cosan S.A. Industria E Comercio	43,000
356	Dean Foods Co. ▼	7,148
457	Imperial Tobacco Group plc †	21,032
1	Japan Tobacco, Inc. †	6,543
12,024	Marine Harvest † •	7,073
146	Nestle S.A. †	72,909
558	PepsiCo, Inc.	40,309
301	Unilever N.V. NY Shares ADR	10,163

		260,789

	Energy - 10.9%
2,655	Acergy S.A. †	57,083
216	Aegean Marine Petroleum Network ▼	7,403
177	Apache Corp.	21,422
338	Brasil EcoDiesel Industria •	877
251	Canadian Natural Resources Ltd.	17,197
2,543	Chesapeake Energy Corp. ▼	117,350
38	Chevron Corp.	3,244
79	Cie Gen Geophysique ADR •	3,902
48	ConocoPhillips Holding Co.	3,635
128	Diamond Offshore Drilling, Inc. ▼	14,934
859	EnCana Corp.	65,031
37	Energen Corp.	2,324
595	EOG Resources, Inc. ▼	71,292
147	Exxon Mobil Corp.	12,467
214	Forest Oil Corp. •	10,458
6,900	Halliburton Co. ▼	271,360
51	Hess Corp.	4,526
85	Lukoil ADR	7,233
658	Lundin Petroleum Ab † •	8,939
263	Newfield Exploration Co. • ▼	13,905
128	Noble Energy, Inc.	9,340
454	OAO Gazprom Class S ADR	23,137
30	Occidental Petroleum Corp.	2,173
1,485	OMV AG †	98,125
228	Penn Virginia Corp. ▼	10,039
117	Petro-Canada	5,093
1,496	Petroleo Brasileiro S.A. ADR ▼	152,746
1,160	Pride International, Inc. • ▼	40,546
159	Schlumberger Ltd.	13,842
3,370	Seadrill Ltd. †	90,781
125	Sevan Marine ASA † •	1,602
568	Talisman Energy, Inc.	10,055
130	Total S.A. ADR	9,636
153	Transocean, Inc. ▼	20,721
73	UGI Corp.	1,829
1,000	Weatherford International Ltd. •	72,470
64	Woodside Petroleum-SP	3,189
1,963	XTO Energy, Inc.	121,422

		1,401,328

	Finance - 16.8%
5,037	ACE Ltd.	277,354
193	Aetna, Inc.	8,132
131	Affiliated Managers Group, Inc. • ▼	11,869
14,229	Akbank T.A.S †	59,937
344	Alternative Asset Management Acquistion Corp. • ▼	3,476
508	AMBAC Financial Group, Inc. ▼	2,919
4,015	American International Group, Inc.	173,662
42	Amerigroup Corp. •	1,137
209	Augsburg Re AG † • ⌂	—
192	Babcock & Brown Air Ltd. ▼	3,113
339	Babcock and Brown Wind Partners †	478
212	Banco Itau Holding Financeira S.A.	4,834
1,601	Bank of America Corp. ▼	60,701
107,821	Bank of China Ltd. †	46,463
13	BNP Paribas †	1,339
578	Bolsa De Mercadorias e Futuros	5,211
217	Bovespa Holding S.A.	2,934
258	Capital One Financial Corp. ▼	12,711
2,601	China Merchants Bank Co., Ltd. †	9,136
392	CIT Group, Inc. ▼	4,642
6,532	Citigroup, Inc. ▼	139,905
5	CME Group, Inc.	2,421
183	Covanta Holding Corp. • ▼	5,032
551	Deutsche Boerse AG †	88,890
438	Discover Financial Services, Inc.	7,165
1,935	Eurocastle Investment Ltd. †	23,218
4,400	European Capital Ltd. †	41,991
150	Everest Re Group Ltd.	13,421
503	Federal Home Loan Mortgage Corp.	12,738
1,593	Federal National Mortgage Association	41,927
216	Genesis Lease Ltd.	3,147
1,052	Goldman Sachs Group, Inc. ▼	174,043
101	Humana, Inc. •	4,531
132,443	Industrial and Commercial Bank of China †	93,272
455	Invesco Ltd. ▼	11,084
166	JP Morgan Chase & Co.	7,125
3,342	Julius Baer Holding Ltd. †	246,658
231	Lehman Brothers Holdings, Inc. ▼	8,702
137	Mastercard, Inc. ▼	30,527
1	Merrill Lynch & Co., Inc. ▼	41
272	MF Global Ltd. •	2,694
357	MGIC Investment Corp. ▼	3,763
262	Oaktree Capital • ■	7,205
564	ORIX Corp. † ▼	77,790
269	PennantPark Investment Corp. ▼	2,290
160	Platinum Underwriters Holdings Ltd.	5,181
4	PMI Group, Inc. ▼	25
186	PNC Financial Services Group, Inc.	12,196
1,765	Royal Bank of Scotland Group plc †	11,822
13,092	Shun Tak Holdings Ltd. †	17,420
41	Sovereign Bancorp, Inc. ▼	386
2,662	Standard Chartered plc †	91,033
83	State Street Corp.	6,568
305	TD Ameritrade Holding Corp. • ▼	5,032
366	UBS AG ▼	10,553
594	Unicredit S.p.A. †	3,978
2,908	UnitedHealth Group, Inc.	99,900

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
1,155	Visa, Inc. •	$72,007
970	Washington Mutual, Inc. ▼	9,994
1,678	Wellpoint, Inc. •	74,046
133	Western Union Co.	2,829

		2,162,598

	Health Care - 7.2%
194	Abbott Laboratories	10,688
224	Alkermes, Inc. • ▼	2,660
2,270	Amgen, Inc. •	94,841
476	Amylin Pharmaceuticals, Inc. • ▼	13,900
452	Arena Pharmaceuticals, Inc. • ▼	3,089
80	Astellas Pharma, Inc. †	3,146
152	Becton, Dickinson & Co.	13,084
82	Bristol-Myers Squibb Co.	1,749
1,779	Cardinal Health, Inc.	93,415
161	Charles River Laboratories International, Inc. • ▼	9,489
211	Cie Generale d’Optique Essilor International S.A. † •	13,772
329	Cooper Co., Inc. ▼	11,327
225	Coventry Health Care, Inc. •	9,059
98	Covidien Ltd.	4,328
194	Eisai Co., Ltd. †	6,670
1,545	Elan Corp. plc ADR • ▼	32,236
496	Eli Lilly & Co.	25,604
103	Forest Laboratories, Inc. •	4,137
30	Genentech, Inc. •	2,427
143	Genzyme Corp. • ▼	10,674
315	Impax Laboratories, Inc. •	2,930
18	Intuitive Surgical, Inc. • ▼	5,676
33	Invitrogen Corp. • ▼	2,855
346	McKesson Corp. ▼	18,104
3,500	Medtronic, Inc.	169,295
342	Merck & Co., Inc.	12,968
2,640	Novavax, Inc. • ▼	7,021
338	Pharmaceutical Product Development, Inc.	14,145
69	Regeneron Pharmaceuticals, Inc. •	1,318
75	Sanofi-Aventis S.A. †	5,606
11,707	Schering-Plough Corp.	168,700
509	Shionogi & Co., Ltd. †	8,762
216	Symmetry Medical, Inc. • ▼	3,577
2,052	Teva Pharmaceutical Industries Ltd. ADR ▼	94,768
53	Theravance, Inc. • ▼	558
261	UCB S.A. †	9,071
744	Wyeth	31,079

		922,728

	Services - 3.5%
80	Accenture Ltd. Class A ▼	2,821
13	Allied Waste Industries, Inc. •	136
88	Apollo Group, Inc. Class A •	3,819
142	Autodesk, Inc. •	4,467
1,748	Bare Escentuals, Inc. • ▼	40,929
368	BearingPoint, Inc. • ▼	618
142	C.H. Robinson Worldwide, Inc. ▼	7,714
166	CACI International, Inc. Class A • ▼	7,557
1,846	Cadence Design Systems, Inc. • ▼	19,716
874	Comcast Corp. Class A ▼	16,906
933	Comcast Corp. Special Class A • ▼	17,693
437	Corrections Corp. of America •	12,012
694	DreamWorks Animation SKG, Inc. • ▼	17,894
41	Entercom Communications Corp. ▼	404
2,027	Focus Media Holding Ltd. ADR • ▼	71,223
382	Giant Interactive Group, Inc. • ▼	4,831
30	Harvey Weinstein Master L.P. † • ⌂	19,968
189	Iron Mountain, Inc. • ▼	4,997
112	Jacobs Engineering Group, Inc. •	8,213
573	JumpTV, Inc. •	307
219	Live Nation, Inc. • ▼	2,650
107	Manpower, Inc. ▼	6,042
1,316	Monster Worldwide, Inc. • ▼	31,851
4,700	News Corp. Class A	88,125
274	R.H. Donnelley Corp. • ▼	1,385
8,494	Shangri-La Asia Ltd. †	23,160
124	United Parcel Service, Inc. Class B	9,054
211	Viacom, Inc. Class B •	8,356
300	Walt Disney Co. ▼	9,414
786	XM Satellite Radio Holdings, Inc. Class A •	9,139

		451,401

	Technology - 22.4%
352	ABB Ltd. †	9,500
2,720	Altera Corp. ▼	50,130
3,054	Amdocs Ltd. •	86,597
597	Apple, Inc. •	85,569
11,083	Applied Materials, Inc. ▼	216,223
42	Arris Group, Inc. • ▼	242
217	Arrow Electronics, Inc. •	7,302
350	ASML Holding N.V. †	8,618
8	ASML Holding N.V. ADR ▼	189
3,060	AT&T, Inc.	117,196
323	BEA Systems, Inc. •	6,189
398	BMC Software, Inc. •	12,927
124	Brasil Telecom S.A. ADR ▼	4,063
137	Broadcom Corp. Class A •	2,634
227	Canon, Inc. †	10,579
6,371	Cisco Systems, Inc. •	153,482
499	CMGI, Inc. • ▼	6,612
806	Corning, Inc.	19,381
130	Ctrip.Com International Ltd.	6,866
151	Danaher Corp. ▼	11,481
118	Electronic Arts, Inc. •	5,901
2,448	EMC Corp. • ▼	35,116
364	Emerson Electric Co.	18,726
314	Emulex Corp. •	5,093
535	Energy Focus, Inc. • ▼	1,332
174	Equinix, Inc. • ▼	11,569
1,042	Evergreen Solar, Inc. • ▼	9,656
260	Fairchild Semiconductor International, Inc. •	3,097
1,557	Flextronics International Ltd. • ▼	14,616
207	FLIR Systems, Inc. • ▼	6,220
1,775	Foxconn International Holdings Ltd. † •	2,411
6,780	General Electric Co.	250,923
425	Google, Inc. •	186,953

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
1,049	Hewlett-Packard Co. ▼	$47,894
182	Hologic, Inc. • ▼	10,130
22,087	Hon Hai Precision Industry Co., Ltd. †	127,159
614	Infosys Technologies Ltd. ADR ▼	21,973
2,029	Intel Corp. ▼	42,972
2,261	International Business Machines Corp. ▼	260,274
—	International Rectifier Corp. •	9
664	JDS Uniphase Corp. • ▼	8,884
289	Koninklijke Philips Electronics N.V. †	11,063
321	Lam Research Corp. • ▼	12,263
84	Leap Wireless International, Inc. • ▼	3,902
333	Maxim Integrated Products, Inc.	6,799
2,618	McAfee, Inc. • ▼	86,636
161	MEMC Electronic Materials, Inc. • ▼	11,379
640	Metropcs Communications, Inc. • ▼	10,874
1,773	Microsoft Corp.	50,306
4,878	MTN Group Ltd. †	74,147
847	NetApp, Inc. •	16,980
168	Nokia Corp.	5,354
467	Nokia Oyj †	14,740
9	O2Micro International Ltd. ADR •	67
5,981	Oracle Corp. •	116,990
1,372	Orascom Telecom Holding SAE GDR	93,276
3,294	Qualcomm, Inc. ▼	135,066
1,758	Raytheon Co.	113,551
655	Research In Motion Ltd. •	73,533
190	Rockwell Collins, Inc.	10,841
134	Shanda Interactive Entertainment Ltd. •	3,885
75	Solar Cayman Ltd. † • ⌂	1,023
576	Sonus Networks, Inc. • ▼	1,982
6	Sprint Nextel Corp. ▼	41
381	Symantec Corp. • ▼	6,336
3,966	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,735
586	Telecity Group plc † •	2,157
363	Telefonaktiebolaget LM Ericsson ADR ▼	7,123
90	Telefonica S.A. ADR	7,769
125	Thomas & Betts Corp. •	4,561
413	THQ, Inc. • ▼	9,003
2,700	Time Warner Telecom, Inc. Class A • ▼	41,818
217	VeriSign, Inc. • ▼	7,223
310	Virgin Media, Inc.	4,364
3,005	Vodafone Group plc †	8,933
286	Vodafone Group plc ADR	8,440

		2,889,848

	Transportation - 1.2%
691	All America Latina Logistica S.A.	6,932
699	Burlington Northern Santa Fe Corp.	64,434
166	Con-way, Inc. ▼	8,189
2,144	Delta Air Lines, Inc. • ▼	18,441
86	General Dynamics Corp.	7,203
295	Grupo Aeroportuario Del ADR	6,587
23	Independent Tankers Corp., Ltd. - P.P. •	38
90	Kansas City Southern •	3,602
213	Norfolk Southern Corp.	11,565
1,837	Northwest Airlines Corp. •	16,516
80	UAL Corp. ▼	1,712
1,505	US Airways Group, Inc. •	13,412
37	UTI Worldwide, Inc.	743

		159,374

	Utilities — 1.5%
401	Exelon Corp.	32,614
600	Iberdrola Renovables •	4,180
183	Progress Energy, Inc.	7,643
204	Sunpower Corp. • ▼	15,166
3,184	Suntech Power Holdings Co., Ltd. ADR • ▼	129,128

		188,731

	Total common stock (Cost $12,267,055)	$12,500,316

WARRANTS — 1.0%
	Basic Materials - 0.4%
3,220	TATA Steel Ltd. ⌂	$55,721

	Utilities - 0.6%
6,434	Suzlon Energy Acc ⌂	75,908

	Total warrants (Cost $165,182)	$131,629

EXCHANGE TRADED FUNDS - 0.4%
	Finance - 0.4%
123	iShares Russell 2000 Growth Index Fund ▼	$8,988
72	iShares Russell Midcap Growth ▼	7,304
120	S & P 500 Depositary Receipt ▼	15,863
113	S & P Mid-Cap 400 Depositary Receipts ▼	15,881

	Total exchange traded funds (Cost $48,528)	$48,036

PREFERRED STOCK - 0.0%
	Finance - 0.0%
207	Thornburg Mortgage, Inc. ۞	$878

	Total preferred stock (Cost $4,880)	$878

Principal
Amount ╬
CORPORATE BONDS: INVESTMENT GRADE - 0.6%
		Finance - 0.6%
		Augsburg Re AG
GBP	412	0.00%, 12/31/2049 † ⌂ ۞	$134
		MBIA Insurance Co.
	53,500	14.00%, 01/15/2033 ■ Δ	52,430
		UBS Luxembourg S.A.
	26,500	6.23%, 02/11/2015	26,653

		Total corporate bonds: investment grade (Cost $80,652)	$79,217

		Total long-term investments (Cost $12,566,297)	$12,760,076

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 14.2%
	Repurchase Agreements - 0.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $25,522, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $26,031)
$25,521	2.45% dated 03/31/2008	$25,521

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $10,369, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $10,575)

10,368	2.40% dated 03/31/2008	10,368
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $58, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $59)
57	1.35% dated 03/31/2008	57
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $41,421, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $42,246)
41,418	2.50% dated 03/31/2008	41,418
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $38,869, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $39,643)
38,866	2.50% dated 03/31/2008	38,866

		116,230

Shares
	Securities Purchased with Proceeds from Security Lending - 13.3%
	Cash Collateral Reinvestment Fund:
856,133	Goldman Sachs FS Prime Obligation/Institutional Fund		856,133
853,169	Mellon GSL DBT II Collateral Fund ⌂		853,169

			1,709,302

	Total short-term investments (Cost $1,825,532)		$1,825,532

	Total investments (Cost $14,391,829) ▲	113.3%	$14,585,608
	Other assets and liabilities	(13.3)%	(1,709,924)

	Total net assets	100.0%	$12,875,684

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 34.19% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $14,435,460 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,425,174
Unrealized Depreciation	(1,275,026)

Net Unrealized Appreciation	$150,148

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $2,421,029, which represents 18.80% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $69,732, which represents 0.54% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2008, the market value of these securities was $73, which represents 0.00% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. GBP - British Pound

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2006	412	Augsburg Re AG, 0.00%, 12/31/2049 - 144A	$766
06/2006	209	Augsburg Re AG - 144A	67
06/2007	29,056	Buck Holdings L.P.	29,086
10/2005	30	Harvey Weinstein Master L.P. - Reg D	27,951
12/2007 - 01/2008	853,169	Mellon GSL DBT II Collateral Fund	853,169
03/2007	75	Solar Cayman Ltd.	1,121
12/2007 - 01/2008	6,434	Suzlon Energy Acc - 144A	14,462
07/2007 - 02/2008	3,220	TATA Steel Ltd. - 144A	50,720
The aggregate value of these securities at March 31, 2008 was $1,032,073, which represents 8.02% of total net assets.

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$293	$296	04/01/08	$3
Australian Dollar (Sell)	35	35	04/02/08	—
Australian Dollar (Sell)	77	77	04/03/08	—
British Pound (Sell)	310	311	04/02/08	1
British Pound (Sell)	153	153	04/03/08	—
Canadian Dollar (Buy)	202	202	04/03/08	—
Euro (Sell)	1,098	1,096	04/01/08	(2)
Euro (Buy)	1,666	1,665	04/02/08	1
Euro (Buy)	18	18	04/03/08	—
Euro (Sell)	29	29	04/03/08	—
Euro (Sell)	778,626	718,618	12/19/08	(60,008)
Hong Kong Dollar (Buy)	462	462	04/01/08	—
Hong Kong Dollar (Buy)	318	318	04/02/08	—
Japanese Yen (Buy)	2,684	2,694	04/01/08	(10)
South African Rand (Buy)	160	161	04/01/08	(1)
Swedish Krona (Sell)	701	698	04/02/08	(3)
Swiss Franc (Buy)	2,796	2,791	04/01/08	5
Swiss Franc (Sell)	325	325	04/03/08	—

				$(60,014)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets
Australia	0.4%
Austria	0.8
Belgium	0.2
Brazil	4.9
British Virgin Islands	0.0
Canada	3.6
China	2.9
Egypt	0.7
Finland	0.2
France	1.3
Germany	1.0
Hong Kong	0.3
India	0.8
Ireland	0.3
Israel	0.7
Italy	0.1
Japan	1.7
Luxembourg	1.3
Mexico	0.1
Netherlands	0.2
Norway	0.9
Papua New Guinea	0.0
Russia	0.3
South Africa	0.7
Spain	0.1
Sweden	0.2
Switzerland	3.8
Taiwan	1.3
Turkey	0.5
United Kingdom	4.9
United States	64.9
Short-Term Investments	14.2
Other Assets and Liabilities	(13.3)

Total	100.0%

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.3%
	Basic Materials - 3.7%
138	Church & Dwight Co., Inc. ▼	$7,496
51	Freeport-McMoRan Copper & Gold, Inc.	4,888
247	Kimberly-Clark Corp.	15,937
244	Owens-Illinois, Inc. • Θ	13,758
135	United States Steel Corp.	17,165

		59,244

	Capital Goods - 4.2%
241	Northrop Grumman Corp.	18,737
467	Parker-Hannifin Corp.	32,345
1,100	Xerox Corp.	16,467

		67,549

	Consumer Cyclical - 9.6%
177	Abercrombie & Fitch Co. Class A	12,939
437	Altria Group, Inc.	9,699
223	BJ’s Wholesale Club, Inc. • ▼	7,952
150	Costco Wholesale Corp.	9,726
871	Gap, Inc.	17,139
405	Kroger Co.	10,274
160	Mosaic Co. •	16,426
402	Newell Rubbermaid, Inc.	9,198
417	NIKE, Inc. Class B	28,363
437	Philip Morris International, Inc. •	22,097
263	TJX Cos., Inc.	8,694

		152,507

	Consumer Staples - 5.2%
195	Bunge Ltd. Finance Corp. ▼	16,959
209	Hormel Foods Corp.	8,715
268	PepsiCo, Inc.	19,343
646	Reynolds American, Inc. ▼	38,139

		83,156

	Energy - 11.5%
238	Chevron Corp.	20,282
407	ConocoPhillips Holding Co.	30,987
366	Exxon Mobil Corp.	30,939
259	Halliburton Co.	10,190
183	Hess Corp.	16,093
615	Marathon Oil Corp.	28,044
630	Occidental Petroleum Corp.	46,061

		182,596

	Finance - 22.3%
569	ACE Ltd.	31,324
445	Aetna, Inc.	18,726
451	Allied World Assurance Holdings Ltd.	17,893
588	Assurant, Inc.	35,804
579	Axis Capital Holdings Ltd.	19,668
903	Bank of America Corp.	34,218
90	Blackrock, Inc. ▼	18,376
88	Capital One Financial Corp. ▼	4,351
385	Everest Re Group Ltd.	34,487
198	Goldman Sachs Group, Inc.	32,747
279	Reinsurance Group of America, Inc. ▼	15,161
330	State Street Corp.	26,078
201	Travelers Cos, Inc.	9,599
660	UnitedHealth Group, Inc.	22,674
369	Unum Group	8,128
120	Visa, Inc. • ▼	7,502
417	Wellpoint, Inc. •	18,415

		355,151

	Health Care - 12.0%
153	Abbott Laboratories	8,433
186	Amgen, Inc. •	7,780
340	Amylin Pharmaceuticals, Inc. • ▼	9,932
1,055	Bristol-Myers Squibb Co.	22,469
232	Cephalon, Inc. • ▼	14,947
154	Coventry Health Care, Inc. •	6,218
639	Eli Lilly & Co.	32,976
753	Forest Laboratories, Inc. •	30,128
102	Gilead Sciences, Inc. •	5,272
583	McKesson Corp.	30,547
1,186	Schering-Plough Corp.	17,087
101	Wyeth	4,226

		190,015

	Services - 5.4%
425	Accenture Ltd. Class A	14,940
128	Apollo Group, Inc. Class A • Θ	5,534
485	Autodesk, Inc. •	15,268
679	DirecTV Group, Inc. •	16,835
220	Manpower, Inc.	12,388
259	Viacom, Inc. Class B •	10,262
338	Walt Disney Co.	10,591

		85,818

	Technology - 20.5%
963	Applied Materials, Inc.	18,778
1,106	AT&T, Inc.	42,343
471	BMC Software, Inc. •	15,301
295	CenturyTel, Inc.	9,796
208	CommScope, Inc. • ▼	7,259
255	Danaher Corp.	19,380
94	Embarq Corp.	3,777
951	Hewlett-Packard Co.	43,432
256	Intel Corp.	5,424
373	Juniper Networks, Inc. •	9,327
676	Lam Research Corp. •	25,841
363	Lockheed Martin Corp.	36,086
1,141	Microsoft Corp. Θ	32,370
464	NetApp, Inc. •	9,295
1,262	Oracle Corp. •	24,683
282	Qualcomm, Inc.	11,546
77	Raytheon Co.	4,968
363	Symantec Corp. •	6,036

		325,642

	Utilities - 4.9%
160	Dominion Resources, Inc. ▼	6,526
417	Duke Energy Corp.	7,440
127	Entergy Corp.	13,809
130	Exelon Corp.	10,541
173	FirstEnergy Corp.	11,899
306	FPL Group, Inc. Θ	19,180
213	Public Service Enterprise Group, Inc.	8,560

		77,955

	Total common stock (Cost $1,603,395)	$1,579,633

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 7.8%
	Repurchase Agreements - 0.3%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,204, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $1,228)
$1,204	2.45% dated 03/31/2008	$1,204
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $489, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $499)
489	2.40% dated 03/31/2008	489
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $3)
3	1.35% dated 03/31/2008	3
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,955, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $1,994)
1,955	2.50% dated 03/31/2008	1,955
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,834, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $1,871)
1,834	2.50% dated 03/31/2008	1,834

		5,485

Shares
Securities Purchased with Proceeds from Security Lending - 7.4%
Cash Collateral Reinvestment Fund:
117,424	Goldman Sachs FS Prime Obligation/Institutional Fund	117,424

Principal
Amount
	U.S. Treasury Bills - 0.1%
1,000	2.15%, 04/24/2008 ○		998

	Total short-term investments (Cost $123,907)		$123,907

	Total investments (Cost $1,727,302) ▲	107.1%	$1,703,540
	Other assets and liabilities	(7.1)%	(113,338)

	Total net assets	100.0%	$1,590,202

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,727,348 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

	Unrealized Appreciation	$130,309
	Unrealized Depreciation	(154,117)

	Net Unrealized Depreciation	$(23,808)

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

Θ	At March 31, 2008, securities valued at $9,778 were designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Apollo Group, Inc.	275	$70.00	Apr 2008	$1	$51
FPL Group, Inc.	395	65.00	Apr 2008	24	35
Microsoft Corp.	1,130	31.00	Apr 2008	13	39
Owens-Illinois, Inc.	297	60.00	Apr 2008	21	24

				$59	$149

*	The number of contracts does not omit 000’s.

At March 31, 2008, cash of $4,370 was designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Network Appliance, Inc.	745	$20.00	Apr 2008	$67	$59
UnitedHealth Group, Inc.	396	35.00	Apr 2008	56	22
Wellpoint, Inc.	332	45.00	Apr 2008	61	54

				$184	$135

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.2%
	Basic Materials - 7.8%
236	AbitibiBowater, Inc. ▼	$3,046
1,202	Agrium, Inc. ▼	74,650
1,179	Alcoa, Inc.	42,500
696	Dow Chemical Co.	25,655
1,742	E.I. DuPont de Nemours & Co.	81,462
2,198	International Paper Co.	59,775
856	Kimberly-Clark Corp.	55,255
883	Newmont Mining Corp.	40,013
1,157	Pentair, Inc.	36,892
904	Rhodia S.A. • ▼	21,176
1,317	Rohm & Haas Co. ▼	71,196

		511,620

	Capital Goods - 3.7%
1,443	Deere & Co.	116,059
575	Illinois Tool Works, Inc.	27,751
230	Parker-Hannifin Corp.	15,960
1,331	Spirit Aerosystems Holdings, Inc. •	29,530
3,475	Xerox Corp.	52,018

		241,318

	Consumer Cyclical - 7.6%
1,173	Altria Group, Inc.	26,043
885	Avery Dennison Corp.	43,576
1,831	Honda Motor Co., Ltd. ADR	52,757
1,159	Ltd. Brands, Inc.	19,817
1,719	Masco Corp. ▼	34,090
340	McDonald’s Corp.	18,934
1,173	Philip Morris International, Inc. •	59,335
2,377	Staples, Inc.	52,547
2,192	Sysco Corp.	63,609
2,464	Wal-Mart Stores, Inc.	129,777

		500,485

	Consumer Staples - 5.9%
277	Bunge Ltd. Finance Corp. ▼	24,100
1,124	Kraft Foods, Inc.	34,861
756	Nestle S.A. ADR	94,805
1,117	PepsiCo, Inc.	80,655
1,877	Procter & Gamble Co.	131,536
658	Unilever N.V.	22,198

		388,155

	Energy - 17.6%
1,401	Anadarko Petroleum Corp.	88,311
269	BP plc ADR	16,333
2,973	Chevron Corp.	253,784
776	ConocoPhillips Holding Co.	59,116
1,542	EnCana Corp.	116,781
2,572	Exxon Mobil Corp.	217,520
1,289	Marathon Oil Corp.	58,765
820	Schlumberger Ltd.	71,314
2,193	Total S.A. ADR ▼	162,304
1,879	XTO Energy, Inc.	116,219

		1,160,447

	Finance - 13.3%
1,152	ACE Ltd.	63,424
1,616	Allstate Corp.	77,655
1,547	American International Group, Inc.	66,921
4,104	Bank of America Corp.	155,567
1,129	Capital One Financial Corp. ▼	55,545
2,528	Citigroup, Inc.	54,140
1,092	Federal Home Loan Mortgage Corp. ▼	27,647
1,242	ING Groep N.V. ADR ▼	46,406
970	MBIA, Inc.	11,858
659	PNC Financial Services Group, Inc.	43,184
567	Prudential Financial, Inc.	44,352
854	State Street Corp.	67,450
1,163	Synovus Financial Corp. ▼	12,865
1,990	UBS AG ▼	57,309
1,206	US Bancorp	39,039
2,045	Wachovia Corp. ▼	55,210

		878,572

	Health Care - 10.9%
2,094	Abbott Laboratories	115,478
1,666	AstraZeneca plc ADR ▼	63,295
2,729	Bristol-Myers Squibb Co.	58,130
2,707	Eli Lilly & Co.	139,654
2,158	Medtronic, Inc.	104,397
1,211	Sanofi-Aventis S.A. ADR	45,476
4,674	Schering-Plough Corp. ▼	67,354
704	Teva Pharmaceutical Industries Ltd. ADR ▼	32,504
598	Walgreen Co.	22,770
1,635	Wyeth	68,261

		717,319

	Services - 8.1%
1,721	Accenture Ltd. Class A	60,510
1,353	Automatic Data Processing, Inc.	57,341
2,986	Comcast Corp. Class A	57,743
1,274	Comcast Corp. Special Class A •	24,164
873	FedEx Corp.	80,919
1,390	New York Times Co. Class A ▼	26,245
2,442	Time Warner, Inc.	34,231
359	United Parcel Service, Inc. Class B	26,236
1,199	Viacom, Inc. Class B •	47,491
1,421	Walt Disney Co.	44,585
2,292	Waste Management, Inc.	76,930

		536,395

	Technology - 16.5%
2,401	Applied Materials, Inc.	46,839
1,830	ASML Holding N.V. ▼	45,403
7,807	AT&T, Inc.	298,992
5,716	General Electric Co.	211,541
1,546	Intel Corp.	32,742
1,530	International Business Machines Corp.	176,153
721	Lockheed Martin Corp.	71,635
2,107	Maxim Integrated Products, Inc.	42,956
2,096	Microsoft Corp.	59,496
454	Qualcomm, Inc.	18,622
563	Total System Services, Inc.	13,318
1,854	Verizon Communications, Inc.	67,584

		1,085,281

	Transportation - 1.2%
1,052	Royal Caribbean Cruises Ltd. ▼	34,601
3,471	Southwest Airlines Co.	43,038

		77,639

	Utilities - 5.6%
2,111	Dominion Resources, Inc.	86,230
1,572	Exelon Corp.	127,742
1,584	FPL Group, Inc.	99,361

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
546	PG&E Corp.	$20,093
456	Veolia Environment ADR ▼	31,902

		365,328

	Total common stock (Cost $5,784,012)	$6,462,559

Principal
Amount
SHORT-TERM INVESTMENTS - 7.6%
	Repurchase Agreements - 1.8%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $26,465, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $26,993)
$26,463	2.45% dated 03/31/2008	$26,463

BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $10,752, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $10,966)

10,751	2.40% dated 03/31/2008	10,751
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $60, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $61)
60	1.35% dated 03/31/2008	60
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $42,951, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $43,807)
42,948	2.50% dated 03/31/2008	42,948
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $40,305, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $41,108)
40,302	2.50% dated 03/31/2008	40,302

		120,524

Shares
	Securities Purchased with Proceeds from Security Lending - 5.8%
	Cash Collateral Reinvestment Fund:
380,416	Goldman Sachs FS Prime Obligation/Institutional Fund		380,416

	Total short-term investments (Cost $500,940)		$500,940

	Total investments (Cost $6,284,952) ▲	105.8%	$6,963,499
	Other assets and liabilities	(5.8)%	(381,731)

	Total net assets	100.0%	$6,581,768

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.42% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $6,292,405 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,155,730
Unrealized Depreciation	(484,636)

Net Unrealized Appreciation	$671,094

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Equity Income HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.3%
	Basic Materials - 7.3%
68	Air Products and Chemicals, Inc.	$6,247
139	Dow Chemical Co.	5,113
103	E.I. DuPont de Nemours & Co.	4,816
53	International Paper Co.	1,432
125	Kimberly-Clark Corp.	8,044
66	PPG Industries, Inc.	4,006

		29,658

	Capital Goods - 1.0%
53	3M Co.	4,195

	Consumer Cyclical - 5.7%
172	Altria Group, Inc.	3,821
120	Genuine Parts Co.	4,806
43	McDonald’s Corp.	2,398
172	Philip Morris International, Inc. •	8,707
114	Supervalu, Inc.	3,418

		23,150

	Consumer Staples - 7.8%
41	Colgate-Palmolive Co.	3,194
198	ConAgra Foods, Inc.	4,733
49	Diageo plc ADR	3,944
105	General Mills, Inc.	6,308
84	Kellogg Co.	4,412
76	PepsiCo, Inc.	5,473
103	Unilever N.V. NY Shares ADR	3,484

		31,548

	Energy - 16.9%
129	BP plc ADR	7,818
267	Chevron Corp.	22,799
82	ConocoPhillips Holding Co.	6,266
259	Exxon Mobil Corp.	21,896
50	Royal Dutch Shell plc ADR	3,372
85	Total S.A. ADR	6,291

		68,442

	Finance - 24.0%
112	ACE Ltd.	6,145
173	Allstate Corp.	8,319
410	Bank of America Corp.	15,536
115	Bank of New York Mellon Corp.	4,783
146	Chubb Corp.	7,248
144	Citigroup, Inc.	3,074
344	Host Hotels & Resorts, Inc.	5,472
232	JP Morgan Chase & Co.	9,952
205	Lloyd’s TSB Group plc ADR ▼	7,374
11	M&T Bank Corp.	869
88	Morgan Stanley	4,022
137	PNC Financial Services Group, Inc.	8,975
395	US Bancorp	12,772
100	Wells Fargo & Co. ▼	2,915

		97,456

	Health Care - 9.0%
123	Abbott Laboratories	6,805
81	Baxter International, Inc.	4,692
238	Bristol-Myers Squibb Co.	5,071
119	Eli Lilly & Co.	6,124
83	GlaxoSmithKline plc ADR	3,522
280	Pfizer, Inc.	5,858
105	Wyeth	4,378

		36,450

	Services - 1.0%
122	Waste Management, Inc.	4,088

	Technology - 14.4%
384	AT&T, Inc.	14,720
100	Chunghwa Telecom Co., Ltd. ADR	2,607
619	General Electric Co.	22,913
265	Intel Corp.	5,606
50	Schneider Electric S.A.	6,429
166	Verizon Communications, Inc.	6,042

		58,317

	Utilities - 12.2%
110	American Electric Power Co., Inc.	4,571
191	Consolidated Edison, Inc.	7,598
130	Dominion Resources, Inc.	5,296
37	Entergy Corp.	4,058
55	Exelon Corp.	4,455
213	FPL Group, Inc.	13,360
89	SCANA Corp.	3,238
196	Southern Co. ▼	6,962

		49,538

	Total common stock (Cost $384,528)	$402,842

Principal
Amount
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.4%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $343, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $350)
$343	2.45% dated 03/31/2008	$343
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $140, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $142)
140	2.40% dated 03/31/2008	140
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $1)
1	1.35% dated 03/31/2008	1
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $557, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $568)
557	2.50% dated 03/31/2008	557
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $523, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $533)
523	2.50% dated 03/31/2008	523

		1,564

Hartford Equity Income HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending – 1.3%
	Cash Collateral Reinvestment Fund:
$5,092	Goldman Sachs FS Prime Obligation/Institutional Fund		$5,092

	Total short-term investments (Cost $6,656)		$6,656

	Total investments (Cost $391,184) ▲	101.0%	$409,498
	Other assets and liabilities	(1.0)%	(3,885)

	Total net assets	100.0%	$405,613

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.05% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $391,222 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,582
Unrealized Depreciation	(20,306)

Net Unrealized Appreciation	$18,276

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Fundamental Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.7%
	Basic Materials - 5.4%
15	Barrick Gold Corp.	$652
34	Companhia Vale do Rio Doce ADR	1,181
18	Freeport-McMoRan Copper & Gold, Inc.	1,770
6	Potash Corp. of Saskatchewan, Inc.	947

		4,550

	Capital Goods - 5.8%
14	Caterpillar, Inc.	1,073
16	Deere & Co.	1,271
16	Northrop Grumman Corp.	1,268
21	Terex Corp. •	1,281

		4,893

	Consumer Cyclical - 8.3%
35	Coach, Inc. •	1,046
35	Gymboree Corp. •	1,408
40	Kohl’s Corp. •	1,707
26	NIKE, Inc. Class B	1,795
50	Staples, Inc.	1,097

		7,053

	Consumer Staples - 3.2%
19	PepsiCo, Inc.	1,379
19	Procter & Gamble Co.	1,324

		2,703

	Energy - 11.5%
7	Anadarko Petroleum Corp.	454
17	Apache Corp.	2,030
9	Devon Energy Corp.	897
7	EOG Resources, Inc.	876
30	Halliburton Co.	1,196
7	Hess Corp.	617
6	Petroleo Brasileiro S.A. ADR	592
18	Schlumberger Ltd.	1,601
11	Transocean, Inc.	1,530

		9,793

	Finance - 9.8%
24	Aflac, Inc.	1,578
28	American International Group, Inc.	1,215
43	Banco Itau Holding Financeira S.A.	977
15	Bank of America Corp.	561
54	Invesco Ltd.	1,308
39	MBIA, Inc.	477
20	Wachovia Corp.	543
37	Wellpoint, Inc. •	1,624

		8,283

	Health Care - 15.8%
20	Abbott Laboratories	1,125
29	Amgen, Inc. •	1,203
23	AstraZeneca plc ADR	885
30	Coventry Health Care, Inc. •	1,198
30	Covidien Ltd.	1,341
32	CVS/Caremark Corp.	1,305
16	Genentech, Inc. •	1,258
15	Johnson & Johnson	941
17	Medtronic, Inc.	842
31	St. Jude Medical, Inc. •	1,343
26	Teva Pharmaceutical Industries Ltd. ADR	1,187
10	Zimmer Holdings, Inc. •	740

		13,368

	Services - 5.8%
27	Accenture Ltd. Class A	936
26	Autodesk, Inc. •	809
36	Manpower, Inc.	2,014
10	Priceline.com, Inc. • ▼	1,148

		4,907

	Technology - 31.8%
20	America Movil S.A.B de CV ADR	1,242
9	Apple, Inc. •	1,291
42	Applied Materials, Inc.	817
46	AT&T, Inc.	1,758
98	Cisco Systems, Inc. •	2,363
81	Corning, Inc.	1,938
24	General Electric Co.	877
3	Google, Inc. •	1,454
52	Hewlett-Packard Co.	2,383
49	Infosys Technologies Ltd. ADR	1,735
50	Intel Corp.	1,067
13	International Business Machines Corp.	1,520
16	MEMC Electronic Materials, Inc. •	1,149
72	Microsoft Corp.	2,052
34	Nokia Corp.	1,076
95	Oracle Corp. •	1,862
27	Qualcomm, Inc.	1,119
12	Research In Motion Ltd. •	1,291

		26,994

	Transportation - 0.8%
12	Norfolk Southern Corp.	663

	Utilities - 1.5%
16	Exelon Corp.	1,300

	Total common stock (Cost $83,404)	$84,507

Principal
Amount
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 2.1%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $389, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $397)
$389	2.45% dated 03/31/2008	$389
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $158, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $161)
158	2.40% dated 03/31/2008	158
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $1) 1.35% dated 03/31/2008
1	1.35% dated 03/31/2008	1

Hartford Fundamental Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $631, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $644)
$631	2.50% dated 03/31/2008	$631
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $592, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $604)
592	2.50% dated 03/31/2008	592

		1,771

Shares
	Securities Purchased with Proceeds from Security Lending - 1.4%
	Cash Collateral Reinvestment Fund:
1,170	Goldman Sachs FS Prime Obligation/Institutional Fund		1,170

	Total short-term investments (Cost $2,941)		$2,941

	Total investments (Cost $86,345) ▲	103.2%	$87,448
	Other assets and liabilities	(3.2)%	(2,713)

	Total net assets	100.0%	$84,735

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.88% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $86,568 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,275
Unrealized Depreciation	(5,395)

Net Unrealized Appreciation	$880

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 54.7%
	Basic Materials - 4.4%
98	BHP Billiton plc †	$2,897
63	Cameco Corp.	2,072
67	Companhia Vale do Rio Doce ADR	2,314
17	Potash Corp. of Saskatchewan, Inc.	2,592
32	Praxair, Inc.	2,729
44	Xstrata plc †	3,102

		15,706

	Capital Goods - 3.6%
16	Alstom RGPT †	3,447
25	Boeing Co. ‡	1,852
51	Gamesa Corporacion Tecnologica S.A. †	2,344
57	International Game Technology	2,284
26	Vestas Wind Systems A/S † •	2,845

		12,772

	Consumer Cyclical - 4.8%
114	Arcandor AG † •▼	2,278
604	China Communications Construction Co., Ltd. †	1,353
33	Daimler AG †	2,788
19	LG Electronics, Inc. † •	2,379
136	Mitsui & Co., Ltd. †	2,791
8	Nintendo Co., Ltd. †	4,081
200	Tesco plc †	1,507

		17,177

	Consumer Staples - 3.6%
—	Japan Tobacco, Inc. †	1,901
10	Nestle S.A. †	4,881
58	Reckitt Benckiser Group plc †	3,217
85	Unilever N.V. CVA †	2,846

		12,845

	Energy - 3.7%
19	Diamond Offshore Drilling, Inc. ▼	2,212
33	Schlumberger Ltd. ‡	2,853
119	Seadrill Ltd. †	3,197
23	Suncor Energy, Inc.	2,175
39	Ultra Petroleum Corp. •	3,038

		13,475

	Finance - 4.7%
121	Bolsa De Mercadorias e Futuros	1,088
15	Deutsche Boerse AG † ‡	2,479
13	Goldman Sachs Group, Inc. ‡	2,150
35	Julius Baer Holding Ltd. †	2,573
326	Man Group plc †	3,590
84	MF Global Ltd. •	831
34	National Bank of Greece †	1,801
154	Sun Hung Kai Properties Ltd. †	2,432

		16,944

	Health Care - 5.9%
58	Allergan, Inc.	3,293
78	CSL Ltd. †	2,637
116	Elan Corp. plc ADR •	2,418
57	Gilead Sciences, Inc. •	2,958
27	Monsanto Co. ‡	2,977
84	Schering-Plough Corp. ‡	1,212
69	St. Jude Medical, Inc. •	2,967
60	Teva Pharmaceutical Industries Ltd. ADR	2,780

		21,242

	Services - 1.6%
9	FedEx Corp.	852
45	Focus Media Holding Ltd. ADR •▼	1,596
43	Las Vegas Sands Corp. •▼	3,152

		5,600

	Technology - 18.2%
108	ABB Ltd. †	2,916
40	America Movil S.A.B de CV ADR ‡	2,522
115	American Tower Corp. Class A • ‡	4,489
16	Apple, Inc. •	2,282
68	ASML Holding N.V. †	1,679
151	Corning, Inc. ‡	3,640
39	Danaher Corp. ‡	2,935
155	Electronic Arts, Inc. •	7,713
7	Google, Inc. • ‡	2,951
47	Hewlett-Packard Co. ‡	2,155
45	Hologic, Inc. •▼	2,502
400	Hon Hai Precision Industry Co., Ltd. †	2,302
186	Metropcs Communications, Inc. •	3,164
127	Microsoft Corp.	3,604
33	Millicom International Cellular S.A. •	3,129
98	Nokia Corp.	3,132
163	Oracle Corp. •	3,186
73	Qualcomm, Inc.	2,993
31	Research In Motion Ltd. •	3,457
19	Siemens AG †	2,107
84	Telefonica S.A. †	2,412

		65,270

	Transportation - 1.5%
32	General Dynamics Corp.	2,701
37	Royal Caribbean Cruises Ltd.	1,211
56	Ryanair Holdings plc ADR •▼	1,584

		5,496

	Utilities - 2.7%
465	Iberdrola Renovables •	3,235
24	Sunpower Corp. •▼	1,751
47	Suntech Power Holdings Co., Ltd. ADR •▼	1,890
39	Veolia Environment S.A. †	2,688

		9,564

	Total common stock (Cost $173,818)	$196,091

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.3%
	Finance - 5.3%
	Advanta Business Card Master Trust
$900	2.61%, 04/20/2011 Δ ‡	$900
	American Express Credit Account Master Trust
521	2.82%, 01/18/2011 Δ ‡	521
	ARMS II
75	5.38%, 09/10/2034 Δ	75
	Arran Residential Mortgages Funding
114	2.95%, 04/12/2036 ■ Δ	114

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
AmountV			Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
		Finance (continued)
		Banc of America Commercial Mortgage, Inc.
	$660	5.18%, 09/10/2047 Δ	$657
		Bank One Issuance Trust
	500	2.93%, 06/15/2011 Δ	498
		Bear Stearns Commercial Mortgage Securities, Inc.
	595	4.68%, 08/13/2039 ‡	576
	450	5.61%, 11/15/2033 ‡	450
		Capital Automotive Receivables Asset Trust
	69	5.23%, 02/15/2009 ‡	69
		Capital One Prime Automotive Receivables Trust
	620	2.84%, 04/15/2011 Δ ‡	616
		Collegiate Funding Services Education Loan Trust I
	276	4.85%, 09/28/2017 Δ	274
		Commercial Mortgage Asset Trust
	680	6.64%, 01/17/2032	688
		Crusade Global Trust
	158	2.86%, 06/17/2037 Δ ‡	142
	110	2.95%, 09/18/2034 Δ ‡	109
	57	4.20%, 01/17/2034 Δ	54
	44	5.37%, 01/16/2035 Δ	41
		CS First Boston Mortgage Securities Corp.
	450	3.94%, 05/15/2038 ‡	413
		European Loan Conduit
GBP	78	5.79%, 11/01/2029 ■ Δ	149
		Ford Credit Automotive Owner Trust
	1,130	3.45%, 06/15/2010 Δ	1,126
		Ford Credit Floorplan Master Owner Trust
	700	2.97%, 05/15/2010 Δ ‡	700
		GE Commercial Loan Trust
	743	3.95%, 07/19/2015 ■ Δ ‡	731
	267	3.95%, 04/19/2015 ■ Δ	266
		Goldman Sachs Mortgage Securities Corp. II
	110	3.60%, 03/06/2020 ■ Δ	97
		Gracechurch Mortgage Financing plc
	638	4.98%, 08/20/2032 ■ Δ	631
		Granite Master Issuer plc
	88	2.57%, 12/20/2030 Δ	87
		Harley-Davidson Motorcycle Trust
	42	5.06%, 06/15/2010 ■	42
		Hyundai Automotive Receivables Trust
	157	5.25%, 09/15/2009	157
		Interstar Millennium Trust
	456	4.83%, 07/07/2034 Δ	437
		J.P. Morgan Chase Commercial Mortgage Security Corp.
	540	5.34%, 08/12/2037	543
		Kildare Securities Ltd.
	48	3.01%, 06/10/2014 ■ Δ	47
		Lanark Master Issuer plc
	520	3.13%, 07/22/2032 ■ Δ	518
		MBNA Credit Card Master Note Trust
	904	2.82%, 12/15/2010 Δ ‡	903
		Medallion Trust
	238	3.13%, 02/27/2039 Δ	228
	101	3.22%, 05/25/2035 Δ	94
	117	5.10%, 12/21/2033 Δ	109
		Merrill Lynch Mortgage Backed Securities
	919	5.80%, 08/25/2036 Δ	875
		Morgan Stanley Capital I
	375	5.23%, 09/15/2042 ‡	373
		National RMBS Trust
	330	2.65%, 03/20/2034 Δ	295
		New Century Home Equity Loan Trust
	8	2.89%, 03/25/2035 Δ	7
		Nomura Asset Securities Corp.
	65	6.59%, 03/15/2030 ‡	65
		Prudential Commercial Mortgage Trust
	570	4.49%, 02/11/2036 ‡	549
		Sequoia Mortgage Trust
	960	5.81%, 01/20/2038 Δ	907
		USAA Automotive Owner Trust
	1,050	5.04%, 04/15/2010 Δ	1,058
		Volkswagen Credit Automotive Master Trust
	895	2.56%, 07/20/2010 Δ ‡	894
		Wachovia Bank Commercial Mortgage Trust
	500	5.12%, 07/15/2042 ‡	494
		Wells Fargo Mortgage Backed Securities Trust
	145	5.11%, 03/25/2036 Δ	139
		Westpac Securitisation Trust
	246	4.95%, 03/23/2036 Δ	212

		Total asset & commercial mortgage backed securities (Cost $19,206)	$18,930

CORPORATE BONDS: INVESTMENT GRADE - 28.4%
		Basic Materials - 0.6%
		Bayer AG
EUR	550	4.60%, 05/25/2009 Δ	$866
GBP	350	5.63%, 05/23/2018	646
		Vale Overseas Ltd.
	770	6.25%, 01/23/2017 ‡	767

			2,279

		Capital Goods - 0.2%
		United Technologies Corp.
	595	3.15%, 06/01/2009 Δ ‡	593
		Xerox Corp.
	215	5.50%, 05/15/2012 ‡	217

			810

		Consumer Cyclical - 0.3%
		DaimlerChrysler NA Holdings Corp.
	485	4.88%, 06/15/2010 ‡	488
		Enterprise Inns plc
GBP	340	6.50%, 12/06/2018	640

			1,128

		Consumer Staples - 0.8%
		Anheuser-Busch Cos., Inc.
	170	5.50%, 01/15/2018 ‡	176

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
AmountV			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Consumer Staples (continued)
		Cia Brasileira de Bebidas
	$130	8.75%, 09/15/2013 ‡	$152
	300	10.50%, 12/15/2011 ‡	358
		Diageo Capital plc
	430	5.20%, 01/30/2013 ‡	445
		Kellogg Co.
	430	4.25%, 03/06/2013 ‡	429
	325	5.13%, 12/03/2012 ‡	336
		Miller Brewing Co.
	500	4.25%, 08/15/2008 ■ ‡	502
		PepsiCo, Inc.
	395	4.65%, 02/15/2013 ‡	409

			2,807

		Energy - 0.7%
		Anadarko Petroleum Corp.
	510	3.20%, 09/15/2009 Δ ‡	500
		ConocoPhillips Australia Funding Co.
	684	4.64%, 04/09/2009 Δ ‡	682
		EnCana Corp.
	655	5.90%, 12/01/2017 ‡	672
		Petrobras International Finance Co.
	670	5.88%, 03/01/2018 ‡	645

			2,499

		Finance - 7.7%
		Ace INA Holdings, Inc.
	435	5.70%, 02/15/2017 ‡	433
		Allied World Assurance
	260	7.50%, 08/01/2016 ‡	267
		AXA S.A.
GBP	160	7.13%, 12/15/2020	310
		Bank of America Corp.
EUR	785	4.48%, 11/20/2008 Δ ‡	1,231
		BNP Paribas Finance
	2,170	3.13%, 08/07/2008 Δ ‡	2,168
		Boeing Capital Corp.
	450	4.75%, 08/25/2008 ‡	454
		Caisse Eparg ECR
EUR	1,050	4.54%, 07/17/2008 Δ	1,656
		Caterpillar Financial Services Corp.
	820	4.25%, 02/08/2013 ‡	819
	325	4.85%, 12/07/2012 ‡	332
		Deutsche Bank AG
	670	5.00%, 10/12/2010 ‡	703
		Eaton Vance Corp.
	125	6.50%, 10/02/2017 ‡	133
		ERAC USA Finance Co.
	425	3.50%, 04/30/2009 ■ Δ ‡	424
		General Electric Capital Corp.
	575	5.63%, 09/15/2017 ‡	588
		Goldman Sachs Group, Inc.
EUR	265	5.13%, 10/16/2014	386
	400	6.15%, 04/01/2018 ‡	399
	225	6.25%, 09/01/2017 ‡	226
		HCP, Inc.
	565	6.70%, 01/30/2018 ‡	485
		Honda Canada Finance, Inc.
CAD	530	5.68%, 09/26/2012	530
		HSBC Holding plc
	365	6.50%, 09/15/2037 ‡	346
		International Lease Finance Corp.
	920	5.40%, 02/15/2012 ‡	908
		J.P. Morgan Chase Bank
	555	6.00%, 10/01/2017 ‡	578
		John Deere Bank S.A.
EUR	1,005	4.51%, 09/08/2008 Δ	1,585
		Kreditanstalt fuer Wiederaufbau
	1,470	3.25%, 02/15/2011 ‡	1,497
AUD	1,650	7.50%, 08/26/2011	1,524
		Lloyds TSB Bank plc
EUR	800	5.25%, 07/14/2008 ‡	1,264
		Metlife Global Funding
GBP	250	5.25%, 01/09/2014 ‡	469
		Mizuho Financial Group, Inc.
	525	5.79%, 04/15/2014 ■ ‡	551
		Morgan Stanley
	665	3.36%, 04/25/2008 Δ ‡	665
		National Australia Bank Ltd.
EUR	505	4.50%, 06/23/2016 Δ	759
		New York Life Global Funding
EUR	535	3.75%, 10/19/2009	834
		Nordea Bank Finland plc
EUR	225	5.85%, 03/26/2014 Δ	355
		Northern Trust Co.
GBP	350	5.38%, 03/11/2015	646
		Oesterreichische Kontrollbank AG
	1,480	2.88%, 03/15/2011 ‡	1,495
		Principal Life Income Funding
	290	3.22%, 11/15/2010 Δ ‡	276
		Southern Capital Corp.
	100	5.70%, 06/30/2022 ■ ‡	109
		Standard Chartered Bank
	425	6.40%, 09/26/2017 ■ ‡	433
		Temasek Financial I Ltd.
	1,145	4.50%, 09/21/2015 ■ ‡	1,115
		VTB Capital (Vneshtorgbank)
	565	3.84%, 08/01/2008 ■ Δ ‡	559

			27,512

		Foreign Governments - 13.5%
		Australian Government
AUD	460	6.00%, 02/15/2017	419
		Belgium Treasury Bill
EUR	3,000	3.88%, 04/17/2008	4,728
		Canadian Government
CAD	1,043	4.25%, 12/01/2021	1,345
CAD	825	5.75%, 06/01/2033 ‡	1,035
		Denmark (Kingdom of)
DKK	3,676	6.00%, 11/15/2009	803
		Deutschland Bundesrepublic
EUR	8,195	3.75%, 01/04/2017	12,779
EUR	5,095	5.00%, 01/04/2012	8,429
EUR	765	5.25%, 07/04/2010	1,253
		French Government
EUR	502	3.15%, 07/25/2032	935
EUR	2,655	3.50%, 07/12/2011	4,164
EUR	400	4.00%, 04/25/2013 ‡	637
EUR	250	4.25%, 04/25/2019	395

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount V			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Foreign Governments (continued)
		French Government (continued)
EUR	685	5.00%, 10/25/2016 ‡	$1,156
		Government of Singapore
SGD	2,995	3.63%, 07/01/2014	2,394
		Hellenic Republic
EUR	2,335	4.10%, 08/20/2012	3,684
		Japanese Government
JPY	34,677	1.00%, 06/10/2016	345
JPY	178,700	1.40%, 09/20/2011	1,837
		Poland Government
PLN	580	6.25%, 10/24/2015	264
		South Africa (Republic of)
ZAR	2,750	8.25%, 09/15/2017	319
		Swedish Government
SEK	2,545	4.50%, 08/12/2015	444
		United Mexican States
	1,000	5.08%, 01/13/2009 Δ ‡	1,001
	132	5.63%, 01/15/2017 ‡	139

			48,505

		Health Care - 1.2%
		Amgen, Inc.
	1,390	3.17%, 11/28/2008 Δ ‡	1,388
		AstraZeneca plc
	710	5.40%, 09/15/2012 ‡	749
		CVS Caremark Corp.
	375	3.38%, 06/01/2010 Δ ‡	365
	865	5.75%, 06/01/2017 ‡	879
		Schering-Plough Corp.
EUR	700	5.38%, 10/01/2014	1,046

			4,427

		Services - 0.5%
		Comcast Corp.
	800	4.68%, 07/14/2009 Δ ‡	778
	530	5.45%, 11/15/2010 ‡	546
		COX Communications, Inc.
	440	4.63%, 06/01/2013 ‡	423

			1,747

		Technology - 1.9%
		AT&T, Inc.
	740	5.50%, 02/01/2018 ‡	724
		Cingular Wireless Services, Inc.
	475	7.88%, 03/01/2011 ‡	517
		France Telecom S.A.
EUR	510	4.75%, 02/21/2017	769
		General Electric Co.
	630	5.00%, 02/01/2013 ‡	652
		IBM Corp.
	230	5.70%, 09/14/2017 ‡	241
		OTE plc
EUR	390	5.38%, 02/14/2011	617
		Siemens Finance
	1,330	3.12%, 08/14/2009 ■ Δ ‡	1,331
		Telecom Italia Finance S.A.
EUR	225	6.58%, 07/30/2009 ‡	363
		Time Warner Cable, Inc.
	935	5.85%, 05/01/2017 ‡	895
		Verizon Communications, Inc.
	240	4.35%, 02/15/2013 ▼ ‡	235
		Verizon New England, Inc.
	375	6.50%, 09/15/2011 ‡	392

			6,736

		Transportation - 0.3%
		Burlington Northern Santa Fe Corp.
	525	5.75%, 03/15/2018 ‡	527
		CSX Corp.
	355	5.75%, 03/15/2013 ‡	359

			886

		Utilities - 0.7%
		EDP Finance B.V.
	845	5.38%, 11/02/2012 ■ ‡	871
		Enel Finance International
	855	5.70%, 01/15/2013 ■ ‡	885
		MidAmerican Energy Co.
	340	5.30%, 03/15/2018 ‡	340
		NSTAR
	300	8.00%, 02/15/2010 ‡	324
		Virginia Electric & Power Co.
	185	5.95%, 09/15/2017 ‡	195

			2,615

		Total corporate bonds: investment grade (Cost $95,990)	$101,951

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
		Consumer Cyclical - 0.1%
		D.R. Horton, Inc.
	$295	8.00%, 02/01/2009 ‡	$290

		Total corporate bonds: non-investment grade (Cost $301)	$290

U.S. GOVERNMENT AGENCIES - 8.6%
		Federal Home Loan Mortgage Corporation - 1.8%
		Mortgage Backed Securities:
	$309	5.50%, 2019 - 2020 ‡	$316
	4,201	5.50%, 2037 *	4,242
	323	6.85%, 2029 Δ ‡	331

			4,889

		Remic - Pac’s:
	1,749	3.17%, 2036 Δ ‡	1,725

			6,614

		Federal National Mortgage Association - 6.2%
		Mortgage Backed Securities:
	974	4.77%, 2014 Δ ‡	989
	1,527	4.97%, 2013 Δ ‡	1,564
	1,484	5.00%, 2019 - 2036	1,482
	2,894	5.00%, 2019 - 2035 ‡	2,913
	5,855	5.00%, 2037 *	5,795
	2,023	5.50%, 2034 - 2036	2,046
	2,681	5.50%, 2034 - 2036 ‡	2,710
	1,000	5.50%, 2037 *	1,009
	89	6.50%, 2013	93
	1,711	6.50%, 2036 ‡	1,774
	7	7.00%, 2029	8

			20,383

		Notes:
	1,430	3.25%, 2013 ▼	1,428

		Remic - Pac’s:
	382	3.01%, 2036 Δ	361

			22,172

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Government National Mortgage Association - 0.6%
	Mortgage Backed Securities:
$1,172	5.00%, 2035 ‡	$1,173
376	6.00%, 2028 - 2035 ‡	389
55	6.50%, 2028 ‡	57
43	8.00%, 2029 - 2030 ‡	47

		1,666

	Remic - Pac’s:
374	7.50%, 2035	400

		2,066

	Total U.S. government agencies (Cost $30,220)	$30,852

U.S. GOVERNMENT SECURITIES - 1.5%
	U.S. Treasury Securities - 1.5%
	U.S. Treasury Bonds:
$120	4.50%, 2036 ‡	$124

	U.S. Treasury Notes:
2,380	4.13%, 2012 □	2,553
240	4.63%, 2016 ‡	265
1,130	4.88%, 2009 ‡	1,181
1,035	4.88%, 2011 ▼	1,129

		5,128

	Total U.S. government securities (Cost $4,995)	$5,252

	Total long-term investments (Cost $324,530)	$353,366

SHORT-TERM INVESTMENTS - 9.2%
	Repurchase Agreements - 4.5%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3,593, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $3,664)
$3,592	2.45% dated 03/31/2008	$3,592
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,460, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $1,489)
1,459	2.40% dated 03/31/2008	1,460
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $8, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $8)
8	1.35% dated 03/31/2008	8
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5,831, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $5,947)
5,830	2.50% dated 03/31/2008	5,830
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5,471, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $5,580)
$5,471	2.50% dated 03/31/2008	$5,471

		16,361

Shares
	Securities Purchased with Proceeds from Security Lending - 4.7%
	Cash Collateral Reinvestment Fund:
8,631	Goldman Sachs FS Prime Obligation/Institutional Fund		8,631
8,225	Mellon GSL DBT II Collateral Fund ⌂		8,225

			16,856

	Total short-term investments (Cost $33,217)		$33,217

	Total investments (Cost $357,747) ▲	107.8%	$386,583

	Other assets and liabilities	(7.8)%	(28,051)

	Total net assets	100.0%	$358,532

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 52.44% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $357,958 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,804
Unrealized Depreciation	(10,179)

Net Unrealized Appreciation	$28,625

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $77,470, which represents 21.61% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $9,375, which represents 2.61% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2008 was $10,778.

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

PLN — Polish New Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 - 01/2008	8,225	Mellon GSL DBT II Collateral Fund	$8,225

The aggregate value of these securities at March 31, 2008 was $8,225, which represents 2.29% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.
Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	10	Long	Jun 2008	$6
3 Year Australian Bond	18	Short	Jun 2008	3
5 Year U.S. Treasury Note	71	Short	Jun 2008	(30)
10 Year Australian Bond	98	Long	Jun 2008	(13)
10 Year Canadian Bond	65	Short	Jun 2008	(31)
10 Year Japanese Bond	4	Short	Jun 2008	(49)
10 Year U.S. Treasury Note	26	Short	Jun 2008	(8)
90 Day Euro	37	Short	Jun 2008	(1)
DJ Euro STOXX 50	25	Short	Jun 2008	(50)
Eurex EURO-BOBL	19	Short	Jun 2008	29
Eurex EURO-BUND	41	Short	Jun 2008	50
Eurex EURO-BUXL	6	Long	Jun 2008	(3)
Eurex EURO-SCHATZ	31	Long	Jun 2008	—
FTSE 100 Index	10	Short	Jun 2008	(38)
Long Gilt	12	Short	Jun 2008	(5)
S&P 500 Index	62	Short	Jun 2008	(138)
S&P / TSE 60 Index	3	Short	Jun 2008	(3)
Topix Index	10	Short	Jun 2008	19
U.S. Long Bond	64	Long	Jun 2008	(36)

				$(298)

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$2,582	$2,632	06/18/08	$(50)
Australian Dollar (Sell)	3,203	3,243	06/18/08	40
Australian Dollar (Sell)	642	642	06/18/08	—
British Pound (Sell)	640	639	04/03/08	(1)
British Pound (Buy)	316	316	06/18/08	—
British Pound (Buy)	1,913	1,937	06/18/08	(24)
British Pound (Sell)	7,282	7,405	06/18/08	123
British Pound (Sell)	1,617	1,617	06/18/08	—
British Pound (Sell)	1,132	1,148	06/20/08	16
Canadian Dollar (Buy)	1,071	1,107	06/18/08	(36)
Canadian Dollar (Sell)	6,862	7,083	06/18/08	221
Canadian Dollar (Sell)	1,309	1,307	06/18/08	(2)
Canadian Dollar (Sell)	465	477	06/19/08	12
Chinese Renminbi (Buy)	3,393	3,204	06/18/08	189
Chinese Renminbi (Sell)	3,087	2,929	06/18/08	(158)
Czech Koruna (Buy)	767	767	06/18/08	—
Danish Krone (Sell)	896	862	06/18/08	(34)
Euro (Buy)	9,651	9,460	06/18/08	191
Euro (Buy)	1,219	1,223	06/18/08	(4)
Euro (Sell)	62,518	60,381	06/18/08	(2,137)
Euro (Sell)	1,364	1,365	06/20/08	1
Hungarian Forint (Buy)	496	500	06/18/08	(4)
Hungarian Forint (Sell)	361	364	06/18/08	3
Hungarian Forint (Sell)	672	655	06/18/08	(17)
Iceland Krona (Buy)	186	182	06/18/08	4
Iceland Krona (Sell)	329	356	06/18/08	27
Indian Rupee (Buy)	579	582	04/23/08	(3)
Israeli New Shekel (Buy)	112	112	06/18/08	—
Israeli New Shekel (Sell)	215	221	06/18/08	6
Israeli New Shekel (Sell)	204	201	06/18/08	(3)
Japanese Yen (Sell)	242	243	04/01/08	1
Japanese Yen (Sell)	1,227	1,199	06/12/08	(28)
Japanese Yen (Buy)	5,222	5,141	06/18/08	81
Japanese Yen (Buy)	2,992	3,012	06/18/08	(20)
Japanese Yen (Sell)	1,109	1,117	06/18/08	8
Japanese Yen (Sell)	7,466	7,303	06/18/08	(163)
Malaysian Ringgit (Buy)	3,368	3,414	06/18/08	(46)
Malaysian Ringgit (Sell)	372	373	06/18/08	1
Mexican Peso (Buy)	1,256	1,250	06/18/08	6
Mexican Peso (Sell)	740	726	06/18/08	(14)
New Romanian Leu (Sell)	364	364	06/18/08	—
New Zealand Dollar (Buy)	195	195	06/18/08	—
New Zealand Dollar (Sell)	1,443	1,467	06/18/08	24
Norwegian Krone (Buy)	1,120	1,115	06/18/08	5
Norwegian Krone (Buy)	755	757	06/18/08	(2)
Norwegian Krone (Sell)	743	734	06/18/08	(9)
Polish Zloty (Buy)	379	374	06/18/08	5
Polish Zloty (Buy)	261	261	06/18/08	—
Polish Zloty (Sell)	662	641	06/18/08	(21)
Republic of Korea Won (Buy)	1,324	1,304	06/18/08	20
Republic of Korea Won (Sell)	1,072	1,100	06/18/08	28
Republic of Korea Won (Sell)	568	566	06/18/08	(2)
Russian Ruble (Buy)	827	833	06/18/08	(6)
Singapore Dollar (Buy)	2,469	2,448	06/18/08	21
Singapore Dollar (Sell)	4,892	4,863	06/18/08	(29)
South African Rand (Sell)	348	353	06/18/08	5
South African Rand (Sell)	205	205	06/18/08	—
Swedish Krona (Buy)	1,131	1,118	06/18/08	13
Swedish Krona (Sell)	3,991	3,898	06/18/08	(93)
Swiss Franc (Buy)	3,782	3,704	06/18/08	78
Swiss Franc (Sell)	755	759	06/18/08	4
Swiss Franc (Sell)	1,929	1,866	06/18/08	(63)
Taiwanese Dollar (Buy)	819	781	12/17/08	38
Taiwanese Dollar (Sell)	819	810	12/17/08	(9)

				$(1,807)

Hartford Global Advisers HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)
Forward Bonds Outstanding at March 31, 2008

						Unrealized
		Market	Contract	Delivery	Maturity	Appreciation/
Description	Transaction	Value+	Amount	Date	Date	(Depreciation)
Canadian Government, 4.00%	Buy	$1,043	1,067	05/15/08	06/01/16	$(24)
Canadian Government, 5.00%	Sell	923	924	05/15/08	06/01/37	1
Canadian Government, 5.75%	Sell	4,296	4,358	05/15/08	06/01/33	62
Deutschland Bundesrepublic, 3.75%	Sell	429	432	05/16/08	01/04/17	3
Deutschland Bundesrepublic, 4.00%	Buy	10,149	10,092	05/28/08	01/04/37	57
Deutschland Bundesrepublic, 5.50%	Buy	410	383	04/22/08	01/04/31	27
French Treasury Note, 3.50%	Buy	6,179	5,785	04/17/08	07/12/11	394
Japan Bond Forward, 1.10%	Buy	1,943	1,838	04/14/08	12/10/16	105
Japan Bond Forward, 1.70%	Sell	2,038	1,857	04/11/08	12/20/16	(181)
Japanese Government CPI Linked, 1.00%	Buy	4,228	4,007	04/14/08	06/10/16	221
Japanese Government, 1.20%	Buy	3,407	3,179	04/08/08	09/20/11	228
Japanese Government, 1.40%	Buy	17,468	16,451	05/13/08	06/22/09	1,017
Japanese Government, 1.50%	Buy	6,482	5,975	05/13/08	03/20/14	507
Japanese Government, 1.80%	Sell	1,508	1,512	05/13/08	06/20/17	4
Japanese Government, 1.90%	Sell	4,224	3,870	04/08/08	06/20/16	(354)
Japanese Government, 2.10%	Buy	3,927	3,754	05/13/08	12/20/27	173
U.S. Treasury, 2.13%	Buy	5,143	5,137	04/15/08	01/31/10	6
U.S. Treasury, 4.38%	Sell	15,772	15,793	04/18/08	08/15/12	21
U.S. Treasury, 4.50%	Sell	176	172	04/18/08	02/15/36	(4)
U.S. Treasury, 5.00%	Sell	951	943	04/18/08	05/15/37	(8)
U.S. Treasury, 5.38%	Buy	1,637	1,607	04/18/08	02/15/31	30
UK Gilt Forward, 4.25%	Buy	2,114	2,165	05/14/08	03/07/36	(51)
United Kingdom Treasury, 5.00%	Buy	1,290	1,264	04/15/08	03/07/12	26

						$2,260

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets

Australia	1.4
Austria	0.4
Belgium	1.3
Brazil	1.1
Canada	3.9
China	1.4
Denmark	1.0
Finland	1.0
France	5.1
Germany	10.4
Greece	1.5
Hong Kong	0.7
Ireland	1.1
Israel	0.8
Japan	3.0
Luxembourg	1.2
Mexico	1.0
Netherlands	1.9
Norway	0.9
Poland	0.1
Singapore	1.0
South Africa	0.1
South Korea	0.7
Spain	2.2
Sweden	0.1
Switzerland	2.9
Taiwan	0.6
United Kingdom	5.7
United States	46.1
Short-Term Investments	9.2
Other Assets and Liabilities	(7.8)

Total	100.0%

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Global Communications HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 90.2%
	Argentina - 1.1%
13	Telecom de Argentina ADR •	$275

	Brazil - 7.1%
38	Brasil Telecom S.A. ADR ▼	1,249
18	Tele Norte Leste Participacoes S.A. ADR	473

		1,722

	Canada - 0.9%
5	Telus Corp.	222

	Egypt - 4.7%
8	Mobinil-Egyptian Mobile Service	284
13	Orascom Telecom Holding SAE GDR	857

		1,141

	France - 7.6%
43	France Telecom S.A. †	1,453
7	Neuf Cegtel †	371

		1,824

	Germany - 3.1%
45	Deutsche Telekom AG †	746

	Indonesia - 2.9%
17	P.T. Telekomunikasi Indonesia ADR ▼	696

	Israel - 4.2%
9	Cellcom Israel Ltd.	270
33	Partner Communications Co., Ltd. ADR ▼	741

		1,011

	Italy - 3.4%
490	Telecom Italia S.p.A. †	810

	Luxembourg - 6.0%
15	Millicom International Cellular S.A. •	1,456

	Norway - 6.3%
79	Telenor ASA †	1,518

	Russia - 12.3%
26	AFK Sistema GDR	819
11	Mobile Telesystems OJSC ADR	842
44	Vimpel-Communications ADR	1,321

		2,982

	South Africa - 4.4%
70	MTN Group Ltd. †	1,067

	Spain - 9.6%
27	Telefonica S.A. ADR ▼	2,319

	Turkey - 4.4%
51	Turkcell Iletisim Hizmetleri A.S. ADR ▼	1,067

	United Kingdom - 1.1%
114	Thus Group plc † •	268

	United States - 11.1%
8	American Tower Corp. Class A •	294
5	Atlantic Tele-Network, Inc.	169
9	Equinix, Inc. • ▼	565
35	NII Holdings, Inc. Class B •	1,122
34	Time Warner Telecom, Inc. Class A •	532

		2,682

	Total common stock (Cost $18,918)	$21,806

WARRANTS - 3.1%
	India - 3.1%
36	Citigroup Global Certificate - Bharti Televentures ⌂	$739

	Total warrants (Cost $272)	$739

PREFERRED STOCK - 5.1%
	Brazil - 5.1%
9	Telecomunicacoes de Sao Paulo S.A. ▼	$218
19	Telemar Norte Leste S.A.	1,006

	Total preferred stock (Cost $690)	$1,224

	Total long-term investments (Cost $19,880)	$23,769

Principal
Amount
SHORT-TERM INVESTMENTS - 11.0%
	Repurchase Agreements - 1.1%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $61, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $62)
$61	2.45% dated 03/31/2008	$61
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $25, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $25)
25	2.40% dated 03/31/2008	25
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $-, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $-)
—	1.35% dated 03/31/2008	—
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $98, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $100)
98	2.50% dated 03/31/2008	98
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $92, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $94)
92	2.50% dated 03/31/2008	92

		276

Hartford Global Communications HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 9.9%
	Cash Collateral Reinvestment Fund:
$2,393	Goldman Sachs FS Prime Obligation/Institutional Fund		$2,393

	Total short-term investments (Cost $2,669)		$2,669

	Total investments (Cost $22,549) ▲	109.4%	$26,438
	Other assets and liabilities	(9.4)%	(2,266)

	Total net assets	100.0%	$24,172

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 87.24% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $22,954 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,524
Unrealized Depreciation	(2,040)

Net Unrealized Appreciation	$3,484

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $6,233, which represents 25.79% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
08/2005 - 04/2006	36	Citigroup Global Certificate — Bharti Televentures - 144A	$273

The aggregate value of these securities at March 31, 2008 was $739, which represents 3.06% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Electrical Equipment Manufacturing — Component Other	1.5%
Internet Providers & Web Search Portal	3.4
Other Telecommunications	34.3
Telecommunication Resellers	9.6
Wired Telecommunications Carriers	9.8
Wireless Communications Services	7.4
Wireless Telecommunications Carriers	32.4
Short-Term Investments	11.0
Other Assets and Liabilities	(9.4)

Total	100.0%

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.9%
	Argentina - 0.0%
—	Telecom de Argentina ADR •	$6

	Australia - 1.6%
1	BHP Billiton Ltd. ADR	46
5	Cockatoo Ridge Wines †	—
1	Rio Tinto Ltd. †	113
—	Westfield Group †	5
4	Westpac Banking Corp. †	95
—	Woodside Petroleum Ltd. †	21
4	Zinifex Ltd. †	34

		314

	Austria - 0.6%
2	OMV AG †	121

	Belgium - 0.6%
—	Groupe Bruxelles Lambert S.A. †	17
2	UCB S.A. †	61
1	Umicore †	39

		117

	Brazil - 3.3%
—	Amil Participacoes S.A. •	3
2	Banco Itau Holding Financeira S.A.	48
3	Bolsa De Mercadorias e Futuros	23
2	Bovespa Holding S.A.	20
—	Brasil Brokers Participacoes •	31
1	Brasil Telecom S.A. ADR	29
12	Companhia Vale do Rio Doce ADR	402
1	Dufry South America Ltd. •	12
4	Marisa S.A. •	11
1	Petroleo Brasileiro S.A. ADR	51
—	Profarma Distribuidora	3
—	Tele Norte Leste Participacoes S.A. ADR	11

		644

	British Virgin Islands - 0.1%
1	UTI Worldwide, Inc.	24

	Canada - 6.4%
3	Agrium, Inc.	186
3	Bank of Montreal	139
1	Bank of Nova Scotia	59
—	Brookfield Asset Management, Inc.	3
1	Cameco Corp.	46
1	Canadian Imperial Bank of Commerce	32
2	Canadian Natural Resources Ltd. ADR	143
1	Canadian Oil SandsTrust	28
1	Canadian Western Bank	35
—	EnCana Corp.	30
2	First National Financial, Inc.	27
2	Husky Energy, Inc.	90
—	MDC Partners, Inc. •	3
—	Petro-Canada	18
1	Potash Corp. of Saskatchewan, Inc.	124
—	Research In Motion Ltd. •	52
—	Suncor Energy, Inc.	29
4	Talisman Energy, Inc.	73
1	Teck Cominco Ltd. Class B	25
—	Telus Corp.	4
1	The Toronto-Dominion Bank	90

		1,236

	China - 1.0%
—	Airmedia Group, Inc. •	5
139	Bank of China Ltd. †	60
26	China Dongxiang Group Co. † •	14
2	Focus Media Holding Ltd. ADR •	56
6	Foxconn International Holdings Ltd. † •	8
17	Golden Eagle Retail Group Ltd. †	14
1	Parkson Retail Group Ltd. †	11
18	People’s Food Holdings †	14
12	Tingyi Holding Corp. †	15
30	Yantai North Andre †	3

		200

	Denmark - 0.1%
—	H. Lundbeck A/S †	10

	Egypt - 0.6%
—	Mobinil-Egyptian Mobile Service	7
2	Orascom Hotels & Development •	32
1	Orascom Telecom Holding SAE GDR	68

		107

	Finland - 0.3%
—	Nokia Corp.	10
1	Nokia Oyj †	45

		55

	France - 5.2%
—	Accor S.A. †	3
—	Alstom, Inc. †	16
4	Axa S.A. †	132
1	Carrefour S.A. †	68
—	Compagnie Generale de Geophysique-Veritas † •	25
—	Electricite de France †	9
2	France Telecom S.A. †	68
—	Gaz de France †	11
—	Ipsen †	20
—	Neuf Cegtel †	9
—	Pernod-Ricard †	21
1	Peugeot S.A. †	83
—	Pinault-Printemps-Redoute S.A. †	72
4	Rhodia S.A. † •	87
3	Safran S.A. †	71
1	Sanofi-Aventis S.A. †	50
2	Sanofi-Aventis S.A. ADR	64
1	Suez S.A. †	42
1	Total S.A. ADR	59
—	Unibail †	92
—	Vivendi S.A. †	9

		1,011

	Germany - 4.4%
—	Adidas-Salomon AG †	17
—	BASF AG †	35
—	Beiersdorf AG †	40
1	Commerzbank AG †	45
—	Deutsche Boerse AG †	52
1	Deutsche Postbank AG †	68
1	Deutsche Telekom AG †	12

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Germany (continued)
1	E.On AG †	$241
—	Fresenius Medical Care AG ADR	19
—	Henkel KGaA Vorzug †	22
1	Hochtief AG †	47
—	Metro AG †	7
—	Muenchener Rueckversicherungs-Gesellschaft AG †	52
—	Patrizia Immobilien AG †	1
—	Salzgitter AG †	35
1	Siemens AG †	155

		848

	Greece - 0.1%
—	C Rokas S.A. † •	7
1	Piraeus Bank S.A. †	20

		27

	Hong Kong - 0.8%
1	ASM Pacific Technology †	10
60	China Foods Ltd. †	34
1	China Mobile Ltd. †	13
20	China Overseas Land & Investment Ltd. †	37
1	Greentown China Holdings †	1
2	Hong Kong Exchanges & Clearing Ltd. †	35
13	Peace Mark Holdings Ltd. †	12
6	Shangri-La Asia Ltd. †	16
8	Shenzhen International Holdings †	1

		159

	India - 0.1%
—	HDFC Bank Ltd. ADR	20

	Indonesia - 0.2%
1	P.T. Telekomunikasi Indonesia ADR	46

	Ireland - 0.3%
2	Elan Corp. plc ADR •	51

	Israel - 0.3%
—	Cellcom Israel Ltd.	6
1	Partner Communications Co., Ltd. ADR	17
1	Teva Pharmaceutical Industries Ltd. ADR	43

		66

	Italy - 1.5%
3	Enel S.p.A. †	35
1	Eni S.p.A.	34
13	Intesa Sanpaolo †	92
8	Telecom Italia S.p.A. †	13
19	UniCredito Italiano S.p.A. †	126

		300

	Japan - 6.2%
—	Aoyama Trading Co., Ltd. †	7
2	Astellas Pharma, Inc. †	86
1	Canon, Inc. †	28
2	Daiichi Sankyo Co., Ltd. †	71
4	Eisai Co., Ltd. †	138
—	Fast Retailing Co., Ltd. †	9
5	Hino Motors Ltd. †	33
4	Honda Motor Co., Ltd. †	113
—	Iino Kaiun Kaisha Ltd. †	2
—	Japan Airport Terminal †	2
—	Japan Petroleum Exploration Co., Ltd. †	13
—	Japan Tobacco, Inc. †	395
2	Konica Minolta Holdings, Inc. †	21
4	Mitsubishi Estate Co., Ltd. †	98
3	Mitsui & Co., Ltd. †	62
1	Mitsui Fudosan Co., Ltd. †	20
—	NTT Urban Development Corp. †	1
—	Ryohin Keikaku Co., Ltd. †	14
3	Shionogi & Co., Ltd. †	52
—	Sky Perfect Jsat †	4
7	Tokyo Gas Co., Ltd. †	29
—	Yaskawa Electric Corp. †	3

		1,201

	Luxembourg - 0.2%
—	Gagfah S.A. †	2
—	Millicom International Cellular S.A. •	38

		40

	Malaysia - 0.2%
39	YTL Power International Bhd †	30

	Mexico - 0.1%
—	America Movil S.A.B. de C.V. ADR	5
3	Wal-Mart de Mexico	10

		15

	Netherlands - 2.8%
4	Aegon N.V. †	61
2	ASML Holding N.V. †	43
4	ING Groep N.V. †	150
—	Spazio Investment N.V.	1
9	Unilever N.V. CVA †	287

		542

	Norway - 0.6%
1	Seadrill Ltd. †	30
2	Sparebanken Midt-Norge †	19
1	StatoilHydro ASA ADR	27
3	Telenor ASA †	50

		126

	Philippines - 0.1%
5	First Phil Holdings †	4
41	PNOC Energy Development †	6

		10

	Russia - 2.4%
1	AFK Sistema GDR	19
1	Lukoil ADR	103
1	Mobile Telesystems OJSC ADR	106
3	OAO Gazprom ADR	176
1	Uralkali •	34
1	Vimpel-Communications ADR	33

		471

	Singapore - 0.3%
21	Banyan Tree Holdings Ltd. †	21
3	DBS Group Holdings Ltd. †	40

		61

Hartford Global Equity HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	South Africa - 0.6%
17	African Bank Investments Ltd. †	$56
4	MTN Group Ltd. †	57

		113

	Spain - 1.0%
2	Banco Bilbao Vizcaya Argentaria S.A. †	52
5	Iberdrola Renovables •	33
1	Laboratorios Almiral S.A. † •	11
1	Repsol-YPF S.A. ADR	24
1	Telefonica S.A. †	21
1	Telefonica S.A. ADR	58

		199

	Sweden - 1.2%
1	Atlas Copco AB †	10
1	Hennes & Mauritz AB †	33
—	Modern Times Group †	5
7	Swedish Match AB †	162
1	Volvo AB †	18

		228

	Switzerland - 3.6%
1	Credit Suisse Group †	40
—	Dufry Group	24
2	Julius Baer Holding Ltd. †	183
1	Nestle S.A. †	291
1	Paris RE Holdings Ltd. •	20
—	Swiss Life Holding †	40
—	Syngenta AG †	37
—	Synthes, Inc. †	25
—	Temenos Group AG † •	12
1	UBS AG †	26

		698

	Taiwan - 0.5%
9	Hon Hai Precision Industry Co., Ltd. ◘	97

	Turkey - 0.5%
4	Turkcell Iletisim Hizmetleri ADR	90

	United Kingdom - 4.9%
12	Aberdeen Asset Management plc †	33
1	AstraZeneca plc †	34
2	AstraZeneca plc ADR	89
2	BG Group plc †	53
1	BP plc ADR	36
1	British Land Co. plc †	9
1	Burberry Group plc †	10
2	Cadbury Schweppes plc †	27
1	Dail Mail & General Trust †	7
1	Dawnay Day Sirius †	1
1	Dawnay Day Treveria plc †	1
8	Debenhams plc †	9
—	Derwent London plc †	3
3	easyJet plc † •	25
1	Eurasian Natural Resources Corp. •	27
—	Eurocastle Investment Ltd. †	1
—	Great Portland Est †	1
—	Hammerson plc †	9
1	HSBC Holdings plc †	20
1	Informa Group plc †	5
4	Moneysupermarket.com †	10
2	National Grid plc †	24
33	Old Mutual plc †	72
1	Reckitt Benckiser Group plc †	52
—	Reed Elsevier plc †	5
6	Rexam plc †	51
7	Rolls-Royce Group plc †	57
636	Rolls-Royce Group plc Class B † • ⌂	1
1	Royal Dutch Shell plc	55
—	Songbird Estates plc †	1
4	Standard Chartered plc †	120
3	Thus Group plc † •	6
2	Vedanta Resources plc †	78
—	Xstrata plc †	25
1	Yell Group plc †	2

		959

	United States - 44.2%
3	Abbott Laboratories	176
—	Abercrombie & Fitch Co. Class A	10
2	Accenture Ltd. Class A	54
2	ACE Ltd.	83
1	ADC Telecommunications, Inc. •	10
1	Aetna, Inc.	31
—	Alleghany Corp. •	35
1	Altria Group, Inc.	28
—	AMB Property Corp.	3
1	American Apparel, Inc. •	8
—	American Eagle Outfitters, Inc.	8
1	American Electric Power Co., Inc.	28
—	American Tower Corp. Class A •	8
—	AMETEK, Inc.	10
—	Amgen, Inc. •	18
7	AMR Corp. •	63
1	Amylin Pharmaceuticals, Inc. •	33
1	Applied Materials, Inc.	23
—	Assurant, Inc.	18
—	Atlantic Tele-Network, Inc.	4
2	Automatic Data Processing, Inc.	84
2	Aventine Renewable Energy Holdings, Inc. •	8
1	Avon Products, Inc.	20
1	Baker Hughes, Inc.	75
6	Bank of America Corp.	235
1	Barr Pharmaceuticals, Inc. •	66
—	Beckman Coulter, Inc.	31
—	Becton, Dickinson & Co.	28
—	Best Buy Co., Inc.	6
—	BMC Software, Inc. •	12
—	Boeing Co.	30
—	Boston Properties, Inc.	7
2	Bristol-Myers Squibb Co.	46
1	Bunge Ltd. Finance Corp.	70
2	C.H. Robinson Worldwide, Inc.	125
—	Cabot Oil & Gas Corp.	20
1	Capital One Financial Corp.	69
—	Carlisle Cos., Inc.	10
—	CenterPoint Energy, Inc.	4
—	Central European Media Enterprises Ltd. •	12

Hartford Global Equity HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United States (continued)
1	Cephalon, Inc. •	$43
1	Chevron Corp.	60
1	Ciena Corp. •	23
—	Clear Channel Communications, Inc.	8
1	Coca-Cola Co.	43
—	Collective Brands, Inc. •	4
1	CommScope, Inc. •	31
2	Comverse Technology, Inc. •	27
1	ConocoPhillips Holding Co.	61
—	Consol Energy, Inc.	28
—	Constellation Energy Group, Inc.	7
5	Corning, Inc.	129
1	Costco Wholesale Corp.	39
6	Covenant Transport •	29
1	Coventry Health Care, Inc. •	36
1	Covidien Ltd.	28
—	CTC Media, Inc. •	8
2	Danaher Corp.	122
—	Darden Restaurants, Inc.	10
—	Devon Energy Corp.	21
3	DirecTV Group, Inc. •	75
3	Discover Financial Services	52
—	DISH Network Corp. •	2
—	DPL, Inc.	5
—	DreamWorks Animation SKG, Inc. •	10
1	DST Systems, Inc. •	48
—	Duke Energy Corp.	4
—	Eclipsys Corp. •	9
3	Electronic Arts, Inc. •	163
2	Eli Lilly & Co.	120
—	Entergy Corp.	9
1	EOG Resources, Inc.	60
—	Equinix, Inc. •	22
1	Equitable Resources, Inc.	31
—	Equity Residential Properties Trust	8
—	Everest Re Group Ltd.	16
2	Exelon Corp.	197
1	Exxon Mobil Corp.	85
1	Fairchild Semiconductor International, Inc. •	12
1	FedEx Corp.	80
—	FirstEnergy Corp.	13
1	FMC Corp.	44
14	Ford Motor Co. •	82
—	Forest City Enterprises, Inc. Class A	4
1	Forest Laboratories, Inc. •	52
2	Forward Air Corp.	64
1	FPL Group, Inc.	61
—	Freeport-McMoRan Copper & Gold, Inc.	34
6	Gap, Inc.	117
1	Genentech, Inc. •	41
—	General Growth Properties, Inc.	8
1	Gilead Sciences, Inc. •	52
—	Goldman Sachs Group, Inc.	50
—	Google, Inc. •	112
2	Halliburton Co.	67
3	Health Management Associates, Inc. Class A •	15
—	Hess Corp.	26
3	Hewlett-Packard Co.	140
1	Honeywell International, Inc.	28
—	Hormel Foods Corp.	7
1	Hospira, Inc. •	26
3	Host Hotels & Resorts, Inc.	46
3	Hub Group, Inc. •	82
2	Huntington Bancshares, Inc.	19
—	Illinois Tool Works, Inc.	15
—	Ingersoll-Rand Co. Class A	14
1	Ingram Micro, Inc. •	21
1	Intel Corp.	21
—	International Business Machines Corp.	21
4	Invesco Ltd.	100
1	J.B. Hunt Transport Services, Inc.	25
1	Kimberly-Clark Corp.	52
—	Kimco Realty Corp.	12
1	Kohl’s Corp. •	26
1	LAM Research Corp. •	34
1	Live Nation, Inc. •	6
1	Lockheed Martin Corp.	99
—	Longs Drug Stores Corp.	19
—	Lowe’s Cos., Inc.	6
1	Macy’s, Inc.	16
—	Manpower, Inc.	15
1	Marathon Oil Corp.	23
—	Marriott International, Inc. Class A	3
3	Marvell Technology Group Ltd. •	30
3	Maxim Integrated Products, Inc.	63
1	MBIA, Inc.	13
—	McAfee, Inc. •	14
3	McKesson Corp.	157
1	Medicines Co. •	21
3	Medtronic, Inc.	145
8	Microsoft Corp.	234
4	Millennium Pharmaceuticals, Inc. •	56
—	Monster Worldwide, Inc. •	9
—	Nabors Industries Ltd. •	10
2	NetApp, Inc. •	32
3	Newell Rubbermaid, Inc.	62
—	Newfield Exploration Co. •	16
1	News Corp. Class A	14
—	Nexstar Broadcasting Group A •	2
1	NII Holdings, Inc. Class B •	25
—	Noble Energy, Inc.	22
1	Northeast Utilities	15
—	Northrop Grumman Corp.	23
1	Occidental Petroleum Corp.	44
2	Och-Ziff Capital Management Group	48
1	Omniture, Inc. •	17
3	ON Semiconductor Corp. •	17
—	OSI Pharmaceuticals, Inc. •	17
1	P. F. Chang’s China Bistro, Inc. •	17
—	Panera Bread Co. Class A •	17
1	PDL Biopharma, Inc. •	8
—	Peabody Energy Corp.	15
—	Pentair, Inc.	15

Hartford Global Equity HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United States (continued)
—	PepsiCo, Inc.	$22
1	Philip Morris International •	63
1	Pier 1 Imports, Inc. •	6
1	Polycom, Inc. •	17
7	Popular, Inc.	76
—	PPL Corp.	10
1	Praxair, Inc.	93
1	Precision Castparts Corp.	51
1	Pride International, Inc. •	38
—	Progress Energy, Inc.	3
—	Public Service Enterprise Group, Inc.	12
5	Qualcomm, Inc.	187
—	Questar Corp.	22
—	R.H. Donnelley Corp. •	1
—	Raytheon Co.	19
1	Red Hat, Inc. •	16
1	Red Robin Gourmet Burgers, Inc. •	23
1	Regeneron Pharmaceuticals, Inc. •	12
—	Reynolds American, Inc.	12
—	Ross Stores, Inc.	13
3	Saia, Inc. •	51
9	Schering-Plough Corp.	128
1	Schlumberger Ltd.	52
1	Sealed Air Corp.	35
1	Shine Media Acquisition Corp. •	6
1	Sierra Pacific Resources	15
—	Simon Property Group, Inc.	9
2	Skyworks Solutions, Inc. •	11
6	Smurfit-Stone Container Corp. •	47
—	Southern Union Co.	6
—	SPX Corp.	11
1	St. Jude Medical, Inc. •	37
2	Staples, Inc.	44
1	State Street Corp.	47
—	Sunrise Senior Living, Inc. •	2
—	Tibco Software, Inc. •	3
1	Time Warner Telecom, Inc. Class A •	12
1	Time Warner, Inc.	9
1	TJX Cos., Inc.	23
—	Transocean, Inc.	41
1	Ulta Salon, Cosmetics & Fragrances, Inc. •	15
2	UnitedHealth Group, Inc.	83
—	Universal Health Services, Inc. Class B	16
2	Unum Group	35
7	US Airways Group, Inc. •	64
1	Valero Energy Corp.	25
—	Varian Semiconductor Equipment Associates, Inc. •	11
1	VeriSign, Inc. •	19
1	Vertex Pharmaceuticals, Inc. •	14
4	Viacom, Inc. Class B •	150
1	Visa, Inc. •	62
—	Vornado Realty Trust	13
1	Walgreen Co.	31
3	Wal-Mart Stores, Inc.	132
1	Walt Disney Co.	21
3	Washington Mutual, Inc.	28
1	Weatherford International Ltd. •	65
—	Wellpoint, Inc. •	21
4	Western Union Co.	88
—	Williams Cos., Inc.	7
—	Wisconsin Energy Corp.	6
2	Wyeth	100
—	XTO Energy, Inc.	12
—	Zimmer Holdings, Inc. •	18

		8,591

	Total common stock (Cost $19,225)	$18,833

WARRANTS - 0.1%
	India - 0.1%
1	Citigroup Global Certificate - Bharti Televentures ⌂	$16

	Total warrants (Cost $19)	$16

EXCHANGE TRADED FUNDS - 0.4%
	United States - 0.4%
2	Industrial Select S&P Depository Receipt	$63
—	ishares MSCI EAFE Index Fund	14

	Total exchange traded funds (Cost $77)	$77

PREFERRED STOCK - 0.9%
	Brazil - 0.9%
1	Banco Itau Holding	$30
1	Petroleo Brasileiro S.A. ADR •	110
—	Telecomunicacoes de Sao Paulo S.A.	5
—	Telemar Norte Leste S.A.	15

		160

	Germany - 0.0%
—	Prosieben Sat.1 Media AG	5

	Total preferred stock (Cost $180)	$165

	Total long-term investments (Cost $19,501)	$19,091

Principal
Amount
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $70, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $71)
$70	2.45% dated 03/31/2008	$70
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $28, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $29)
28	2.40% dated 03/31/2008	28
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $-, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $-)
—	1.35% dated 03/31/2008	—

Hartford Global Equity HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $113, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $115)
$113	2.50% dated 03/31/2008		$113
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $106, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $108)
106	2.50% dated 03/31/2008		106

	Total short-term investments (Cost $317)		$317

	Total investments (Cost $19,818) ▲	99.9%	$19,408
	Other assets and liabilities	0.1%	29

	Total net assets	100.0%	$19,437

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.63% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $19,818 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$647
Unrealized Depreciation	(1,057)

Net Unrealized Depreciation	$(410)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $6,644, which represents 34.18% of total net assets.

•	Currently non-income producing.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2008, the market value of these securities amounted to $97 or 0.50% of net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
02/2008	1	Citigroup Global Certificate — Bharti Televentures - 144A	$19
01/2008	636	Rolls-Royce Group plc Class B	1
The aggregate value of these securities at March 31, 2008 was $17, which represents 0.09% of total net assets.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P 500 Mini Futures	1	Long	Jun 2008	$(1)

*	The number of contracts does not omit 000’s.

Cash of $4 was pledged as initial margin deposit for open futures contracts at March 31, 2008.

Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Canadian Dollar (Sell)	$2	$2	04/02/08	$—
Danish Krone (Sell)	3	3	04/01/08	—
Swedish Krona (Buy)	16	16	04/02/08	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	9.5
Capital Goods	2.0
Consumer Cyclical	8.2
Consumer Staples	7.8
Energy	11.0
Finance	20.3
Health Care	12.4
Services	5.1
Technology	15.5
Transportation	1.8
Utilities	4.7
Short-Term Investments	1.6
Other Assets and Liabilities	0.1

Total	100.0%

Hartford Global Financial Services HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 95.3%
	Australia - 2.0%
21	Westpac Banking Corp. †	$467

	Canada - 17.1%
22	Bank of Montreal	998
18	Bank of Nova Scotia	826
7	Canadian Imperial Bank of Commerce	457
18	Canadian Western Bank	461
29	First National Financial, Inc.	361
5	Gluskin Sheff Associates, Inc.	99
12	Toronto-Dominion Bank	727

		3,929

	China - 1.8%
938	Bank of China Ltd. †	404

	France - 3.2%
20	AXA S.A. †	739

	Germany - 3.1%
4	Muenchener Rueckversicherungs-Gesellschaft AG †	714

	Italy - 7.8%
107	Intesa Sanpaolo †	752
157	Unicredit S.p.A. †	1,053

		1,805

	Netherlands - 7.4%
44	Aegon N.V. †	645
29	ING Groep N.V. †	1,067

		1,712

	Norway - 1.1%
26	Sparebanken Midt-Norge †	257

	Singapore - 2.5%
43	DBS Group Holdings Ltd. †	566

	South Africa - 2.7%
188	African Bank Investments Ltd. †	619

	Switzerland - 9.6%
22	Julius Baer Holding Ltd. †	1,606
11	Paris RE Holdings Ltd. •	269
1	Swiss Life Holding †	333

		2,208

	United Kingdom - 6.4%
161	Aberdeen Asset Management plc †	442
253	Old Mutual plc †	556
14	Standard Chartered plc †	477

		1,475

	United States - 30.6%
10	ACE Ltd.	545
2	Alleghany Corp. •	676
30	Bank of America Corp. ▼	1,145
19	Capital One Financial Corp. ▼	915
44	Discover Financial Services, Inc.	723
45	Invesco Ltd.	1,090
31	Och-Ziff Capital Management Group ▼	649
51	Popular, Inc. ▼	599
22	Unum Group	480
21	Washington Mutual, Inc. ▼	217

		7,039

	Total common stock (Cost $22,245)	$21,934

PREFERRED STOCK - 1.8%
	Brazil - 1.8%
18	Banco Itau Holding	$410

	Total preferred stock (Cost $362)	$410

	Total long-term investments (Cost $22,607)	$22,344

Principal
Amount
SHORT-TERM INVESTMENTS - 18.3%
	Repurchase Agreements - 2.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $133, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $136)
$133	2.45% dated 03/31/2008	$133
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $54, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $55)
54	2.40% dated 03/31/2008	54
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $-, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $-)
—	1.35% dated 03/31/2008	—
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $216, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $220)
216	2.50% dated 03/31/2008	216
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $203, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $207)
203	2.50% dated 03/31/2008	203

		606

Shares
Securities Purchased with Proceeds from Security Lending - 15.7%
Cash Collateral Reinvestment Fund:
2,739	Goldman Sachs FS Prime Obligation/Institutional Fund	2,739

Hartford Global Financial Services HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending (continued)
	Cash Collateral Reinvestment Fund (continued):
$867	Mellon GSL DBT II Collateral Fund ⌂		$867

			3,606

	Total short-term investments (Cost $4,212)		$4,212

	Total investments (Cost $26,819) ▲	115.4%	$26,556
	Other assets and liabilities	(15.4)%	(3,545)

	Total net assets	100.0%	$23,011

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 66.51% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $26,851 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,790
Unrealized Depreciation	(2,085)

Net Unrealized Depreciation	$(295)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $10,697, which represents 46.49% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 - 1/2008	867	Mellon GSL DBT II Collateral Fund	$867
The aggregate value of these securities at March 31, 2008 was $867, which represents 3.77% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Commercial Banking	14.7%
Consumer Lending	2.7
Depository Credit Banking	21.6
Insurance Carriers	20.1
International Trade Financing (Foreign Banks)	14.5
Monetary Authorities — Central Bank	2.5
Nondepository Credit Banking	7.1
Other Financial Investment Activities	6.2
Real Estate Credit (Mortgage Banking)	2.5
Securities, Commodities and Brokerage	5.2
Short-Term Investments	18.3
Other Assets and Liabilities	(15.4)

Total	100.0%

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.0%
	Basic Materials - 8.1%
511	BHP Billiton plc †	$15,047
339	Cameco Corp.	11,167
388	Companhia Vale do Rio Doce ADR	13,437
98	Potash Corp. of Saskatchewan, Inc.	15,164
170	Praxair, Inc.	14,302
263	Xstrata plc †	18,390

		87,507

	Capital Goods - 6.6%
92	Alstom RGPT † ▼	19,829
147	Boeing Co.	10,940
297	Gamesa Corporacion Tecnologica S.A. †	13,567
285	International Game Technology	11,444
144	Vestas Wind Systems A/S † •	15,879

		71,659

	Consumer Cyclical - 8.3%
568	Arcandor AG † • ▼	11,342
3,504	China Communications Construction Co., Ltd. † ▼	7,847
160	Daimler AG † ▼	13,694
95	LG Electronics, Inc. † • ▼	12,178
709	Mitsui & Co., Ltd. †	14,549
44	Nintendo Co., Ltd. † ▼	23,230
1,013	Tesco plc †	7,631

		90,471

	Consumer Staples - 6.0%
2	Japan Tobacco, Inc. †	10,070
49	Nestle S.A. †	24,301
310	Reckitt Benckiser Group plc †	17,195
421	Unilever N.V. CVA †	14,170

		65,736

	Energy - 6.9%
112	Diamond Offshore Drilling, Inc. ▼	13,048
178	Schlumberger Ltd.	15,486
695	Seadrill Ltd. † ▼	18,725
120	Suncor Energy, Inc. ▼	11,579
208	Ultra Petroleum Corp. •	16,081

		74,919

	Finance - 8.2%
674	Bolsa De Mercadorias e Futuros	6,071
83	Deutsche Boerse AG †	13,335
64	Goldman Sachs Group, Inc.	10,552
178	Julius Baer Holding Ltd. †	13,128
1,716	Man Group plc †	18,894
494	MF Global Ltd. •	4,891
204	National Bank of Greece †	10,766
758	Sun Hung Kai Properties Ltd. †	11,971

		89,608

	Health Care - 10.4%
292	Allergan, Inc.	16,472
390	CSL Ltd. †	13,211
678	Elan Corp. plc ADR •	14,147
308	Gilead Sciences, Inc. •	15,851
141	Monsanto Co.	15,772
419	Schering-Plough Corp.	6,042
403	St. Jude Medical, Inc. •	17,419
302	Teva Pharmaceutical Industries Ltd. ADR	13,926

		112,840

	Services - 2.6%
44	FedEx Corp.	4,106
255	Focus Media Holding Ltd. ADR • ▼	8,970
214	Las Vegas Sands Corp. • ▼	15,759

		28,835

	Technology - 32.6%
575	ABB Ltd. †	15,503
229	America Movil S.A.B de CV ADR	14,585
600	American Tower Corp. Class A •	23,512
83	Apple, Inc. •	11,939
393	ASML Holding N.V. † ▼	9,687
805	Corning, Inc.	19,340
235	Danaher Corp.	17,829
773	Electronic Arts, Inc. •	38,583
33	Google, Inc. •	14,712
267	Hewlett-Packard Co.	12,191
241	Hologic, Inc. •	13,405
2,371	Hon Hai Precision Industry Co., Ltd. †	13,648
914	Metropcs Communications, Inc. • ▼	15,545
677	Microsoft Corp.	19,213
179	Millicom International Cellular S.A. • ▼	16,893
583	Nokia Corp.	18,570
935	Oracle Corp. •	18,281
425	Qualcomm, Inc.	17,437
162	Research In Motion Ltd. •	18,204
98	Siemens AG †	10,582
500	Telefonica S.A. †	14,356

		354,015

	Transportation - 2.6%
162	General Dynamics Corp.	13,506
184	Royal Caribbean Cruises Ltd. ▼	6,054
293	Ryanair Holdings plc ADR • ▼	8,277

		27,837

	Utilities - 4.7%
2,637	Iberdrola Renovables • ▼	18,358
121	Sunpower Corp. • ▼	8,986
239	Suntech Power Holdings Co., Ltd. ADR • ▼	9,710
197	Veolia Environment S.A. † ▼	13,757

		50,811

	Total common stock (Cost $926,753)	$1,054,238

Principal
Amount
SHORT-TERM INVESTMENTS - 18.3%
Repurchase Agreements - 2.6%
Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $6,157, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $6,280)
$6,156	2.45% dated 03/31/2008	$6,156

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,501, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $2,551)
$2,501	2.40% dated 03/31/2008	$2,501
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $14, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $14)
14	1.35% dated 03/31/2008	14
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $9,992, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $10,191)
9,992	2.50% dated 03/31/2008	9,992
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $9,377, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $9,563)
9,376	2.50% dated 03/31/2008	9,376

		28,039

Shares
Securities Purchased with Proceeds from Security Lending - 15.7%
Cash Collateral Reinvestment Fund:
169,143	Navigator Prime Portfolio	169,143

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
65	5.25%, 05/07/2010	67
31	5.50%, 06/25/2010	32

		99

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
15	4.63%, 06/04/2015	15
114	6.00%, 06/05/2017	117

		132

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
692	5.25%, 08/01/2012	729
45	6.11%, 08/24/2027	47

		776

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
—	1.75%, 01/15/2028 ◄	—
13	5.25%, 11/15/2028	15
55	6.00%, 02/15/2026	66
16	6.25%, 08/15/2023	20

	U.S. Treasury Note
—	0.88%, 04/15/2010 ◄		—
—	1.88%, 07/15/2013 ◄		—
—	3.88%, 01/15/2009 ◄		—

			101

			170,251

	Total short-term investments (Cost $198,290)		$198,290

	Total investments (Cost $1,125,043) ▲	115.3%	$1,252,528
	Other assets and liabilities	(15.3)%	(166,044)

	Total net assets	100.0%	$1,086,484

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 56.65% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,125,780 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$178,304
Unrealized Depreciation	(51,556)

Net Unrealized Appreciation	$126,748

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $416,482, which represents 38.33% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$3,361	$3,358	04/03/08	$(3)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)
Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets
Australia	1.2%
Brazil	1.8
Canada	5.2
China	2.4
Denmark	1.5
Finland	1.7
France	3.1
Germany	4.5
Greece	1.0
Hong Kong	1.1
Ireland	2.1
Israel	1.3
Japan	4.4
Luxembourg	1.5
Mexico	1.3
Netherlands	2.2
Norway	1.7
South Korea	1.1
Spain	4.3
Switzerland	4.9
Taiwan	1.2
United Kingdom	7.1
United States	40.4
Short-Term Investments	18.3
Other Assets and Liabilities	(15.3)

Total	100.0%

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.6%
	Drugs & Druggists Sundries Wholesalers - 2.9%
182	McKesson Corp.	$9,510

	Electromedical Manufacturing - 7.6%
101	Beckman Coulter, Inc.	6,539
384	Medtronic, Inc.	18,579

		25,118

	General Medical and Surgical Hospitals - 1.8%
575	Health Management Associates, Inc. Class A •	3,042
54	Universal Health Services, Inc. Class B	2,883

		5,925

	Health and Personal Care Stores - 2.7%
86	Longs Drug Stores Corp.	3,668
142	Walgreen Co.	5,394

		9,062

	Individual and Family Services - 0.2%
85	Amil Participacoes S.A. •	542

	Insurance Carriers - 4.7%
133	Aetna, Inc.	5,598
171	UnitedHealth Group, Inc.	5,868
90	Wellpoint, Inc. •	3,959

		15,425

	Medical and Diagnostic Laboratories - 0.9%
151	DiaSorin S.p.A. † •	3,077

	Medical Equipment & Supplies Manufacturing - 8.0%
58	Becton, Dickinson & Co.	4,997
86	Fresenius Medical Care AG ADR	4,312
171	St. Jude Medical, Inc. •	7,368
21	Synthes, Inc. †	2,919
280	Volcano Corp. •	3,500
43	Zimmer Holdings, Inc. •	3,309

		26,405

	Outpatient Care Centers - 1.8%
150	Coventry Health Care, Inc. •	6,052

	Pharmaceutical & Medicine Manufacturing - 55.8%
91	3SBio, Inc. ADR •	794
414	Abbott Laboratories	22,815
92	Amgen, Inc. •	3,840
152	Amylin Pharmaceuticals, Inc. • ▼	4,431
233	Astellas Pharma, Inc. †	9,147
199	AstraZeneca plc ADR	7,552
90	Barr Pharmaceuticals, Inc. •	4,329
187	Bristol-Myers Squibb Co.	3,975
119	Cephalon, Inc. • ▼	7,644
66	Cougar Biotechnology PIPE •	1,390
7	Cougar Biotechnology, Inc. •	136
447	Cytokinetics, Inc. •	1,482
351	Daiichi Sankyo Co., Ltd. †	10,413
244	Eisai Co., Ltd. †	8,391
382	Elan Corp. plc ADR •	7,964
105	Eli Lilly & Co.	5,396
164	Forest Laboratories, Inc. •	6,546
238	Gilead Sciences, Inc. •	12,285
91	H. Lundbeck A/S †	2,275
98	Hospira, Inc. •	4,191
46	Ipsen †	2,591
110	Laboratorios Almiral S.A. † •	2,244
56	OSI Pharmaceuticals, Inc. • ▼	2,109
54	Profarma Distribuidora	902
376	Progenics Pharmaceuticals, Inc. • ▼	2,455
242	Sanofi-Aventis S.A. ADR	9,093
810	Schering-Plough Corp.	11,676
537	Shionogi & Co., Ltd. †	9,235
116	Teva Pharmaceutical Industries Ltd. ADR	5,344
208	UCB S.A. † ▼	7,223
126	Vertex Pharmaceuticals, Inc. •	3,008
81	Wyeth	3,391

		184,267

	Professional Services - Computer System Design and Related - 0.6%
92	Eclipsys Corp. •	1,800

	Scientific Research & Development Services - 12.6%
334	Applera Corp. - Celera Group •	4,908
250	Exelixis, Inc. •	1,734
137	Genentech, Inc. •	11,146
506	Human Genome Sciences, Inc. • ▼	2,978
201	Incyte Corp. • ▼	2,116
222	Medicines Co. •	4,480
436	Millennium Pharmaceuticals, Inc. • ▼	6,741
134	Regeneron Pharmaceuticals, Inc. •	2,579
164	Seattle Genetics, Inc. • ▼	1,493
73	Vermillion, Inc. •	232
340	Zymogenetics, Inc. • ▼	3,332

		41,739

	Total common stock (Cost $331,637)	$328,922

Principal
Amount
SHORT-TERM INVESTMENTS - 8.9%
	Repurchase Agreements - 0.2%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $164, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $167)
$164	2.45% dated 03/31/2008	$164
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $67, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $68)
67	2.40% dated 03/31/2008	67
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $-, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $-)
—	1.35% dated 03/31/2008	—

Hartford Global Health HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $266, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $271)
$266	2.50% dated 03/31/2008	$266
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $249, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $254)
249	2.50% dated 03/31/2008	249

		746

Shares
	Securities Purchased with Proceeds from Security Lending - 8.7%
	Cash Collateral Reinvestment Fund:
28,715	Goldman Sachs FS Prime Obligation/Institutional Fund		28,715

	Total short-term investments (Cost $29,461)		$29,461

	Total investments (Cost $361,098) ▲	108.5%	$358,383
	Other assets and liabilities	(8.5)%	(28,062)

	Total net assets	100.0%	$330,321

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.46% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $362,235 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,582
Unrealized Depreciation	(35,434)

Net Unrealized Depreciation	$(3,852)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $57,515, which represents 17.41% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets
Belgium	2.2%
Brazil	0.4
China	0.3
Denmark	0.7
France	3.5
Germany	1.3
Ireland	2.4
Israel	1.6
Italy	0.9
Japan	11.3
Spain	0.7
Switzerland	0.9
United Kingdom	2.3
United States	71.1
Short-Term Investments	8.9
Other Assets and Liabilities	(8.5)

Total	100.0%

Hartford Global Technology HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.1%
	Activities Related to Credit Banking - 4.1%
14	Visa, Inc. • ▼	$842
198	Western Union Co.	4,211

		5,053

	Business Support Services - 0.8%
36	Iron Mountain, Inc. • ▼	941

	Communications Equipment Manufacturing - 12.9%
88	ADC Telecommunications, Inc. •	1,057
29	Nokia Corp.	910
72	Polycom, Inc. •	1,621
182	Qualcomm, Inc.	7,470
44	Research In Motion Ltd. •	4,905

		15,963

	Computer and Peripheral - 13.7%
147	Hewlett-Packard Co.	6,707
775	Hon Hai Precision Industry Co., Ltd. †	4,461
20	International Business Machines Corp.	2,268
172	NetApp, Inc. •	3,445

		16,881

	Electrical and Electronic Merchandise Wholesalers - 2.5%
24	LG Electronics, Inc. † •	3,061

	Electrical Equipment Manufacturing - Component Other - 2.1%
84	Ciena Corp. • ▼	2,593

	Employment Services - 1.3%
29	Manpower, Inc.	1,632

	Industrial Machinery Manufacturing - 1.0%
43	Varian Semiconductor Equipment Associates, Inc. •	1,213

	Industrial Machinery, Equipment Rental & Leasing - 2.4%
195	Comverse Technology, Inc. •	2,998

	Internet Providers & Web Search Port - 4.5%
12	Google, Inc. •	5,109
115	Telecity Group plc † •	425

		5,534

	Internet Providers & Web Search Portal - 1.1%
21	Equinix, Inc. • ▼	1,383

	Management, Scientific, Technical Consulting Service - 2.4%
58	Accenture Ltd. Class A	2,040
40	Monster Worldwide, Inc. •	956

		2,996

	Other Telecommunications - 4.5%
191	Corning, Inc.	4,580
670	Foxconn International Holdings Ltd. † •	910

		5,490

	Professional & Commercial Equipment - 1.9%
145	Ingram Micro, Inc. •	2,299

	Professional Services - Computer System Design and Related - 4.0%
60	Automatic Data Processing, Inc.	2,560
35	DST Systems, Inc. • ▼	2,314

		4,874

	Securities, Commodities and Brokerage - 0.0%
20	Alibaba.com Ltd. •	42

	Semiconductor, Electronic Component Manufacturing - 17.0%
126	Applied Materials, Inc.	2,466
161	Asm Pacific Technology †	1,167
98	ASML Holding N.V. †	2,424
110	Fairchild Semiconductor International, Inc. •	1,308
108	Intel Corp.	2,290
95	Lam Research Corp. •	3,616
322	Marvell Technology Group Ltd. •	3,502
98	Maxim Integrated Products, Inc.	1,990
321	ON Semiconductor Corp. • ▼	1,821
48	Skyworks Solutions, Inc. •	346

		20,930

	Software Publishers - 20.9%
39	BMC Software, Inc. •	1,271
137	Electronic Arts, Inc. •	6,844
46	McAfee, Inc. •	1,509
380	Microsoft Corp.	10,796
95	Red Hat, Inc. • ▼	1,741
49	Temenos Group AG † •	1,277
41	Tibco Software, Inc. •	295
62	VeriSign, Inc. • ▼	2,071

		25,804

	Total common stock (Cost $125,190)	$119,687

Principal
Amount
SHORT-TERM INVESTMENTS - 12.0%
	Repurchase Agreements - 3.0%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $803, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $819)
$803	2.45% dated 03/31/2008	$803
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $326, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $333)
326	2.40% dated 03/31/2008	326
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $2)
2	1.35% dated 03/31/2008	2
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,303, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $1,329)
1,303	2.50% dated 03/31/2008	1,303

Hartford Global Technology HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,223, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $1,247)
$1,222	2.50% dated 03/31/2008	$1,222

		3,656

Shares
	Securities Purchased with Proceeds from Security Lending - 9.0%
	Cash Collateral Reinvestment Fund:
11,164	Goldman Sachs FS Prime Obligation/Institutional Fund		11,164

	Total short-term investments (Cost $14,820)		$14,820

	Total investments (Cost $140,010) ▲	109.1%	$134,507
	Other assets and liabilities	(9.1)%	(11,177)

	Total net assets	100.0%	$123,330

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.88% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $140,595 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,945
Unrealized Depreciation	(13,033)

Net Unrealized Depreciation	$(6,088)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $13,725, which represents 11.13% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$30	$30	04/03/08	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets
Canada	4.0%
China	0.7
Finland	0.7
Hong Kong	1.0
Netherlands	2.0
South Korea	2.5
Switzerland	1.0
Taiwan	3.6
United Kingdom	0.4
United States	81.2
Short-Term Investments	12.0
Other Assets and Liabilities	(9.1)

Total	100.0%

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.4%
	Basic Materials - 13.1%
105	Agrium, Inc.	$6,542
130	Cameco Corp.	4,281
124	Companhia Vale do Rio Doce ADR	4,306
113	Consol Energy, Inc.	7,814
59	Freeport-McMoRan Copper & Gold, Inc. ▼	5,662
44	Potash Corp. of Saskatchewan, Inc.	6,834
53	Precision Castparts Corp.	5,392
211	Steel Dynamics, Inc.	6,977
68	United States Steel Corp.	8,672
131	Vedanta Resources plc †	5,478

		61,958

	Capital Goods - 7.3%
212	ABB Ltd. ADR	5,708
66	Boeing Co.	4,907
87	Cummins, Inc.	4,058
70	Deere & Co. ▼	5,628
54	Gamesa Corporacion Tecnologica S.A. †	2,461
69	Honeywell International, Inc.	3,909
134	International Game Technology	5,388
22	Vestas Wind Systems A/S † •	2,398

		34,457

	Consumer Cyclical - 6.7%
112	Coach, Inc. •	3,362
96	Foster Wheeler Ltd. •	5,451
115	Kohl’s Corp. •	4,914
130	NIKE, Inc. Class B ▼	8,839
8	Nintendo Co., Ltd. †	4,332
164	Supervalu, Inc.	4,913

		31,811

	Consumer Staples - 1.9%
12	Nestle S.A. †	5,906
44	Procter & Gamble Co.	3,106

		9,012

	Energy - 7.1%
37	Chesapeake Energy Corp.	1,704
61	EOG Resources, Inc.	7,289
115	Halliburton Co. ▼	4,523
49	Hess Corp.	4,297
69	Transocean, Inc.	9,375
87	Ultra Petroleum Corp. •	6,723

		33,911

	Finance - 7.1%
133	AON Corp.	5,355
51	Banco Itau Holding Financeira S.A.	1,159
39	Goldman Sachs Group, Inc.	6,387
189	Invesco Ltd.	4,598
225	MF Global Ltd. •	2,231
54	Visa, Inc. •	3,367
87	Wellpoint, Inc. •	3,853
317	Western Union Co.	6,743

		33,693

	Health Care - 12.6%
184	Abbott Laboratories	10,164
133	Covidien Ltd.	5,888
240	Elan Corp. plc ADR • ▼	5,002
6	Genentech, Inc. •	499
84	Gilead Sciences, Inc. •	4,333
112	McKesson Corp.	5,851
190	Merck & Co., Inc.	7,218
45	Monsanto Co.	5,053
180	Schering-Plough Corp.	2,591
82	St. Jude Medical, Inc. •	3,557
139	Teva Pharmaceutical Industries Ltd. ADR ▼	6,403
40	Zimmer Holdings, Inc. •	3,108

		59,667

	Services - 8.9%
111	Accenture Ltd. Class A	3,904
71	Apollo Group, Inc. Class A • ▼	3,084
84	Autodesk, Inc. •	2,658
142	Automatic Data Processing, Inc.	6,004
295	Cadence Design Systems, Inc. •	3,147
94	Cognizant Technology Solutions Corp. •	2,708
59	Fluor Corp. ▼	8,336
148	Focus Media Holding Ltd. ADR • ▼	5,218
179	Viacom, Inc. Class B •	7,080

		42,139

	Technology - 33.8%
366	Altera Corp.	6,741
64	America Movil S.A.B de CV ADR	4,102
26	Apple, Inc. •	3,698
101	BMC Software, Inc. •	3,284
117	Cisco Systems, Inc. •	2,813
50	Danaher Corp.	3,815
195	Electronic Arts, Inc. • ▼	9,714
11	Google, Inc. •	4,735
121	Hewlett-Packard Co.	5,503
108	Hologic, Inc. • ▼	6,031
406	Intel Corp.	8,598
177	Linear Technology Corp. ▼	5,419
78	Lockheed Martin Corp.	7,722
144	McAfee, Inc. •	4,778
43	MEMC Electronic Materials, Inc. •	3,015
208	Metropcs Communications, Inc. •	3,540
721	Microsoft Corp.	20,453
181	NetApp, Inc. • ▼	3,634
152	Nokia Corp.	4,851
646	Oracle Corp. •	12,635
231	Qualcomm, Inc.	9,482
118	Raytheon Co.	7,633
61	Research In Motion Ltd. •	6,894
53	Siemens AG	5,782
168	VeriSign, Inc. • ▼	5,588

		160,460

	Utilities - 0.9%
627	Iberdrola Renovables •	4,364

	Total common stock (Cost $478,359)	$471,472

Hartford Growth HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 12.4%
	Repurchase Agreements - 0.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $688, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $702)
$688	2.45% dated 03/31/2008	$688
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $280, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $285)
280	2.40% dated 03/31/2008	280
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $2)
1	1.35% dated 03/31/2008	1
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,117, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $1,139)
1,117	2.50% dated 03/31/2008	1,117
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,048, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $1,069)
1,048	2.50% dated 03/31/2008	1,048

		3,134

Shares
	Securities Purchased with Proceeds from Security Lending - 11.8%
	Cash Collateral Reinvestment Fund:
9,051	Goldman Sachs FS Prime Obligation/Institutional Fund		9,051
46,923	Mellon GSL DBT II Collateral Fund ⌂		46,923

			55,974

	Total short-term investments (Cost $59,108)		$59,108
	Total investments (Cost $537,467) ▲	111.8%	$530,580
	Other assets and liabilities	(11.8)%	(56,194)

	Total net assets	100.0%	$474,386

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.40% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $538,452 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,355
Unrealized Depreciation	(47,227)

Net Unrealized Depreciation	$(7,872)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $20,575, which represents 4.34% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2006 - 12/2007	46,923	Mellon GSL DBT II Collateral Fund	$46,923

The aggregate value of these securities at March 31, 2008 was $46,923, which represents 9.89% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.9%
	Basic Materials - 16.2%
485	Arch Coal, Inc. ▼	$21,084
269	Barrick Gold Corp.	11,692
548	Cameco Corp.	18,048
524	Companhia Vale do Rio Doce ADR	18,141
336	Consol Energy, Inc.	23,241
245	FMC Corp.	13,586
169	Freeport-McMoRan Copper & Gold, Inc.	16,290
703	Jarden Corp. •	15,284
2,547	Kingboard Chemical Holdings Ltd. †	9,075
638	Kinross Gold Corp.	14,100
247	Owens-Illinois, Inc. •	13,950
650	Sealed Air Corp.	16,415
323	Terra Industries, Inc. •	11,469
183	United States Steel Corp. ▼	23,205

		225,580

	Capital Goods - 9.8%
285	Boeing Co.	21,181
217	Caterpillar, Inc.	17,025
450	Cummins, Inc.	21,046
131	Flowserve Corp.	13,631
275	Honeywell International, Inc.	15,521
203	Northrop Grumman Corp.	15,803
572	Pall Corp.	20,056
623	Safran S.A. † ▼	12,786

		137,049

	Consumer Cyclical - 8.2%
203	Altria Group, Inc.	4,498
339	Dick’s Sporting Goods, Inc. • ▼	9,084
847	Gap, Inc.	16,677
331	Kohl’s Corp. • ▼	14,214
1,081	Konica Minolta Holdings, Inc. †	14,869
452	Liz Claiborne, Inc. ▼	8,195
210	Newell Rubbermaid, Inc.	4,812
328	PACCAR, Inc.	14,742
203	Philip Morris International, Inc. •	10,247
315	Staples, Inc.	6,973
344	Supervalu, Inc.	10,301

		114,612

	Consumer Staples - 4.8%
179	Bunge Ltd. Finance Corp. ▼	15,526
357	Hansen National Corp. • ▼	12,584
264	PepsiCo, Inc.	19,054
564	Unilever N.V. NY Shares ADR ▼	19,037

		66,201

	Energy - 8.7%
577	Chesapeake Energy Corp.	26,610
176	EOG Resources, Inc.	21,120
186	Lukoil ADR	15,912
343	OAO Gazprom Class S ADR	17,490
222	Ultra Petroleum Corp. •	17,189
377	XTO Energy, Inc.	23,334

		121,655

	Finance - 7.8%
315	Aetna, Inc.	13,267
305	Citigroup, Inc.	6,524
630	Covanta Holding Corp. •	17,333
40	Goldman Sachs Group, Inc.	6,582
418	Huntington Bancshares, Inc.	4,489
547	Invesco Ltd.	13,325
215	Julius Baer Holding Ltd. †	15,864
586	Washington Mutual, Inc. ▼	6,033
1,213	Western Union Co.	25,792

		109,209

	Health Care - 15.6%
328	Abbott Laboratories	18,062
451	Alkermes, Inc. • ▼	5,353
392	Amgen, Inc. •	16,369
407	Amylin Pharmaceuticals, Inc. • ▼	11,874
380	Auxilium Pharmaceuticals, Inc. • ▼	10,172
293	Barr Pharmaceuticals, Inc. •	14,150
308	Cephalon, Inc. • ▼	19,822
278	Charles River Laboratories International, Inc. •	16,362
493	Elan Corp. plc ADR • ▼	10,288
438	McKesson Corp.	22,917
358	Pharmaceutical Product Development, Inc.	15,016
631	Schering-Plough Corp.	9,097
658	Shionogi & Co., Ltd. †	11,321
496	St. Jude Medical, Inc. •	21,431
192	Zimmer Holdings, Inc. •	14,910

		217,144

	Services - 7.1%
327	Apollo Group, Inc. Class A •	14,139
464	DreamWorks Animation SKG, Inc. •	11,959
163	FedEx Corp.	15,124
555	Focus Media Holding Ltd. ADR • ▼	19,501
332	Iron Mountain, Inc. •	8,778
770	Tetra Tech, Inc. •	15,019
372	Viacom, Inc. Class B •	14,727

		99,247

	Technology - 19.7%
543	BMC Software, Inc. •	17,648
234	Citrix Systems, Inc. •	6,869
187	Equinix, Inc. • ▼	12,434
635	FLIR Systems, Inc. • ▼	19,098
319	Hewlett-Packard Co.	14,570
232	Hologic, Inc. • ▼	12,894
264	Lam Research Corp. •	10,086
222	Lockheed Martin Corp.	22,015
1,166	Marvell Technology Group Ltd. •	12,682
556	McAfee, Inc. •	18,385
634	Microsoft Corp.	17,979
776	NetApp, Inc. •	15,555
1,000	Nuance Communications, Inc. • ▼	17,412
34	O2Micro International Ltd. ADR •	266
767	Oracle Corp. •	15,002
527	Qualcomm, Inc.	21,590
337	Raytheon Co.	21,761
572	VeriSign, Inc. • ▼	19,000

		275,246

	Total common stock (Cost $1,355,529)	$1,365,943

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS - 13.4%
	Repurchase Agreements - 0.1%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $464, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $473)
$464	2.45% dated 03/31/2008	$464
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $188, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $192)
188	2.40% dated 03/31/2008	188
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $1)
1	1.35% dated 03/31/2008	1
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $753, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $768)
753	2.50% dated 03/31/2008	753
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $707, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $721)
707	2.50% dated 03/31/2008	707

		2,113

Shares
	Securities Purchased with Proceeds from Security Lending - 13.3%
	Cash Collateral Reinvestment Fund:
185,085	Goldman Sachs FS Prime Obligation/Institutional Fund		185,085

	Total short-term investments (Cost $187,198)		$187,198

	Total investments (Cost $1,542,727) ▲	111.3%	$1,553,141
	Other assets and liabilities	(11.3)%	(158,103)

	Total net assets	100.0%	$1,395,038

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.92% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,544,261 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$113,296
Unrealized Depreciation	(104,416)

Net Unrealized Appreciation	$8,880

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $63,915, which represents 4.58% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$206	$206	04/03/08	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford High Yield HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.8%
	Finance - 0.4%
	CBA Commercial Small Balance Commercial Mortgage
$22,143	9.75%, 01/25/2039 ⌂ ►	$2,159
	Soundview NIM Trust
2,490	8.25%, 12/25/2036 ⌂	373

		2,532

	Transportation - 1.4%
	Continental Airlines, Inc.
1,242	6.80%, 08/02/2018	1,118
3,072	7.03%, 06/15/2011	2,764
2,624	7.37%, 12/15/2015	2,375
2,154	8.39%, 11/01/2020	2,025

		8,282

	Total asset & commercial mortgage backed securities (Cost $13,184)	$10,814

CORPORATE BONDS: INVESTMENT GRADE - 2.8%
	Finance - 0.6%
	American Real Estate Partners L.P.
$4,350	7.13%, 02/15/2013	$3,948

	Services - 2.2%
	Clear Channel Communications, Inc.
9,500	7.65%, 09/15/2010	10,034
	Wynn Las Vegas LLC
1,145	6.63%, 12/01/2014 ▼	1,102
2,505	6.63%, 12/01/2014 ■	2,411

		13,547

	Total corporate bonds: investment grade (Cost $17,467)	$17,495

CORPORATE BONDS: NON-INVESTMENT GRADE - 80.6%
	Basic Materials - 8.2%
	AK Steel Corp.
$3,725	7.75%, 06/15/2012 ▼	$3,758
	Aleris International, Inc.
3,650	9.00%, 12/15/2014	2,664
	Berry Plastics Holding Co.
2,000	6.68%, 09/15/2014 Δ	1,580
	Bowater, Inc.
3,205	5.80%, 03/15/2010 Δ	2,308
	Domtar Corp.
2,210	5.38%, 12/01/2013	1,934
	Freeport-McMoRan Copper & Gold, Inc.
5,015	8.25%, 04/01/2015	5,291
600	8.38%, 04/01/2017	637
	Georgia-Pacific Corp.
3,875	7.00%, 01/15/2015 ■	3,633
	Goodyear Tire & Rubber Co.
3,200	8.66%, 12/01/2009 Δ	3,180
	Graham Packaging Co., Inc.
3,060	9.88%, 10/15/2014 ▼	2,570
	Hexion Specialty Chemicals
2,855	7.57%, 11/15/2014 Δ	2,669
	Huntsman International LLC
1,575	7.88%, 11/15/2014 ‡	1,669
	MacDermid, Inc.
4,335	9.50%, 04/15/2017 ■	3,880
	Momentive Performance
4,510	9.75%, 12/01/2014 ▼	4,048
	New Page Corp.
3,500	10.00%, 05/01/2012 ▼ ■	3,552
	Potlatch Corp.
1,350	13.00%, 12/01/2009 ⌂ Δ	1,519
	Steel Dynamics, Inc.
2,800	7.38%, 11/01/2012 ■	2,828
920	7.75%, 04/15/2016 ■	921
	Valmont Industries, Inc.
2,100	6.88%, 05/01/2014	2,069

		50,710

	Capital Goods - 1.3%
	Bombardier, Inc.
2,845	6.30%, 05/01/2014 ■ ‡	2,703
	SPX Corp.
1,840	7.63%, 12/15/2014 ■	1,895
	Transdigm, Inc.
3,700	7.75%, 07/15/2014 ▼	3,700

		8,298

	Consumer Cyclical - 10.9%
	Alliance One International, Inc.
2,310	8.50%, 05/15/2012	2,171
	American Axle & Manufacturing Holdings, Inc.
7,235	7.88%, 03/01/2017	6,132
	Amerigas Partners L.P.
1,440	7.13%, 05/20/2016	1,411
2,155	7.25%, 05/20/2015 ‡	2,123
	Aramark Corp.
3,000	5.00%, 06/01/2012	2,610
	Buffalo Thunder
3,825	9.38%, 12/15/2014 ■	2,869
	D.R. Horton, Inc.
1,505	4.88%, 01/15/2010	1,381
	Dollarama Group L.P.
3,400	8.88%, 08/15/2012 ▼	3,196
	ESCO Corp.
4,100	8.63%, 12/15/2013 ■	3,977
	General Motors Corp.
4,875	7.13%, 07/15/2013 ▼	3,754
10,750	7.20%, 01/15/2011 ▼	8,976
	Ingles Markets, Inc.
2,840	8.88%, 12/01/2011	2,868
	KB Home & Broad Home Corp.
3,455	6.38%, 08/15/2011 ▼	3,248
	Michaels Stores, Inc.
1,535	11.38%, 11/01/2016 ▼	1,205
	Neiman Marcus Group, Inc.
1,670	9.00%, 10/15/2015 ▼	1,670
2,330	10.38%, 10/15/2015 ▼	2,330
	Phillips Van-Heusen Corp.
2,415	7.75%, 11/15/2023	2,387
	Pulte Homes, Inc.
2,125	7.88%, 08/01/2011	2,040
	SGS International, Inc.
3,240	12.00%, 12/15/2013	2,794
	Stater Brothers Holdings, Inc.
2,435	8.13%, 06/15/2012 ▼	2,441

Hartford High Yield HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Cyclical (continued)
	Supervalu, Inc.
$6,250	7.50%, 11/15/2014	$6,312
	TRW Automotive, Inc.
1,625	7.25%, 03/15/2017 ■	1,479

		67,374

	Consumer Staples - 1.0%
	Appleton Papers, Inc.
1,710	9.75%, 06/15/2014 ‡	1,620
	Constellation Brands, Inc.
2,150	8.38%, 12/15/2014	2,214
	Dole Food Co., Inc.
3,095	8.63%, 05/01/2009 ▼	2,693

		6,527

	Energy - 4.5%
	Chesapeake Energy Corp.
1,520	6.63%, 01/15/2016	1,490
4,975	7.63%, 07/15/2013	5,099
	Cie Gen Geophysique
3,855	7.75%, 05/15/2017 ▼	3,913
	Encore Acquisition Co.
2,295	7.25%, 12/01/2017 ▼	2,192
	Ferrell Gas Partners L.P.
2,997	8.75%, 06/15/2012	3,046
	Hilcorp Energy I L.P./Finance Co.
2,920	7.75%, 11/01/2015 ■	2,737
	Inergy L.P.
2,600	8.25%, 03/01/2016	2,658
	Key Energy Services, Inc.
3,400	8.38%, 12/01/2014 ■	3,392
	Petrohawk Energy Corp.
3,125	9.13%, 07/15/2013	3,211

		27,738

	Finance - 12.8%
	Dow Jones CDX HY
14,850	8.75%, 12/29/2012 ■	14,126
	El Paso Performance-Linked Trust
3,440	7.75%, 07/15/2011 ■	3,517
	Ford Motor Credit Co.
5,750	5.80%, 01/12/2009	5,478
11,325	7.13%, 01/13/2012 Δ	8,378
1,470	7.38%, 02/01/2011	1,226
9,175	8.71%, 04/15/2012 Δ	8,621
	General Motors Acceptance Corp.
4,600	5.63%, 05/15/2009 ▼	4,192
19,625	6.88%, 09/15/2011	15,020
	Host Marriott L.P.
2,800	6.75%, 06/01/2016	2,618
	LPL Holdings, Inc.
5,320	10.75%, 12/15/2015 ⌂	5,107
	LVB Acquisition Merger Sub, Inc.
3,400	10.37%, 10/15/2017 ■ Δ	3,527
	Northern Rock plc
2,250	5.60%, 04/30/2049 ■	1,193
	Rainbow National Services LLC
2,269	10.38%, 09/01/2014 ■	2,405
	Rental Service Corp.
2,900	9.50%, 12/01/2014 ▼	2,422
	Residential Capital Corp.
2,880	8.38%, 06/30/2010 ▼ Δ	1,447

		79,277

	Health Care - 6.4%
	HCA, Inc.
5,500	7.88%, 02/01/2011	5,404
6,935	9.25%, 11/15/2016	7,195
	IASIS Healthcare Capital Corp.
4,400	8.75%, 06/15/2014 ‡	4,378
	Invacare Corp.
3,725	9.75%, 02/15/2015 ▼	3,744
	Multiplan Corp.
3,950	10.38%, 04/15/2016 ■	3,614
	Psychiatric Solutions, Inc.
3,020	7.75%, 07/15/2015	3,005
	Reable Therapeutics Finance LLC
2,190	11.75%, 11/15/2014	1,916
	Rite Aid Corp.
2,100	7.50%, 03/01/2017 ▼	1,890
4,375	9.50%, 06/15/2017 ▼	3,435
	Skilled Healthcare Group, Inc.
1,762	11.00%, 01/15/2014	1,841
	Warner Chilcott Corp.
3,500	8.75%, 02/01/2015	3,500

		39,922

	Services - 12.5%
	Affinion Group, Inc.
3,855	11.50%, 10/15/2015	3,720
	Allied Waste North America, Inc.
2,590	6.88%, 06/01/2017 ▼	2,538
660	7.88%, 04/15/2013 ▼	679
	AMC Entertainment, Inc.
2,600	11.00%, 02/01/2016	2,434
	Cablevision Systems Corp.
2,300	8.00%, 04/15/2012 ▼	2,237
	Dex Media West LLC, Inc.
2,020	8.00%, 11/15/2013 ‡	1,475
5,277	9.88%, 08/15/2013 ‡	4,591
	DirecTV Holdings LLC
2,600	8.38%, 03/15/2013	2,636
	Echostar DBS Corp.
2,900	6.63%, 10/01/2014	2,639
2,900	7.13%, 02/01/2016	2,704
	Education Management LLC
3,000	10.25%, 06/01/2016 ▼	2,385
	Harland Clarke Holdings
4,250	9.50%, 05/15/2015 ▼	3,124
	Harrah’s Operating Co., Inc.
11,010	10.75%,	9,190
	02/01/2016 - 02/01/2018 ▼ ■
	Idearc, Inc.
5,510	8.00%, 11/15/2016 ▼	3,568
	MGM Mirage, Inc.
2,655	6.75%, 09/01/2012	2,462
4,360	7.50%, 06/01/2016	3,924
2,125	8.50%, 09/15/2010	2,194
	Pinnacle Entertainment, Inc.
2,850	8.75%, 10/01/2013 ▼	2,807

Hartford High Yield HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Services (continued)
	Readers Digest Association, Inc.
$2,045	9.00%, 02/15/2017 ■	$1,365
	Sheridan Group, Inc.
3,600	10.25%, 08/15/2011	3,172
	Sirius Satellite Radio, Inc.
3,500	9.63%, 08/01/2013 ▼	2,949
	SunGard Data Systems, Inc.
6,550	10.25%, 08/15/2015	6,583
	TL Acquisitions, Inc.
4,510	10.50%, 01/15/2015 ▼ ■	3,879
	West Corp.
3,050	9.50%, 10/15/2014	2,730
	XM Satellite Radio, Inc.
1,430	9.75%, 05/01/2014 ▼	1,380

		77,365

	Technology - 13.1%
	Advanced Micro Devices, Inc.
3,000	5.75%, 08/15/2012 ۞	2,115
	Broadview Networks Holdings, Inc.
2,720	11.38%, 09/01/2012	2,584
	Canwest MediaWorks L.P.
4,560	9.25%, 08/01/2015 ▼ ■	4,195
	CCH I Holdings LLC
3,750	9.92%, 04/01/2014 ▼	1,781
	Charter Communications Operating LLC
1,810	8.00%, 04/30/2012 ■	1,661
4,340	10.88%, 09/15/2014 ▼ ■	4,275
	Cincinnati Bell, Inc.
985	7.25%, 07/15/2013	968
	Citizens Communications Co.
3,650	7.88%, 01/15/2027	3,130
	CSC Holdings, Inc.
5,420	7.63%, 04/01/2011 ‡	5,359
3,020	8.13%, 08/15/2009	3,050
	Freescale Semiconductor, Inc.
2,100	9.13%, 12/15/2014	1,533
2,450	10.13%, 12/15/2016 ▼	1,654
	General Cable Corp.
2,725	7.10%, 04/01/2015 Δ	2,350
	Intelsat Bermuda Ltd.
1,375	9.25%, 06/15/2016	1,385
5,575	11.25%, 06/15/2016 ‡	5,652
	Leap Wireless International, Inc.
2,880	9.38%, 11/01/2014 ▼	2,729
	Level 3 Financing, Inc.
1,850	9.25%, 11/01/2014 ▼	1,512
	Mediacom LLC
5,950	7.88%, 02/15/2011	5,295
	MetroPCS Wireless, Inc.
3,810	9.25%, 11/01/2014	3,505
	Nortel Networks Ltd.
4,400	10.75%, 07/15/2016 ▼	4,021
	NXP B.V./NXP Funding LLC
2,175	7.01%, 10/15/2013 ▼ Δ	1,794
	Qwest Communications International, Inc.
6,570	7.50%, 02/15/2014	6,176
	Sanmina-Sci Corp.
3,950	5.55%, 06/15/2010 - 06/15/2014 ■ Δ	3,667
	Spansion LLC
4,315	6.20%, 06/01/2013 ■ Δ	2,913
	Wind Acquisition
EUR1,600	9.75%, 12/01/2015 ■	2,507
	Windstream Corp.
5,600	8.63%, 08/01/2016	5,502

		81,313

	Transportation - 0.6%
	Bristow Group, Inc.
1,620	7.50%, 09/15/2017	1,628
	PHI, Inc.
2,315	7.13%, 04/15/2013 ▼	2,124

		3,752

	Utilities - 9.3%
	AES Corp.
3,660	8.00%, 10/15/2017	3,706
3,600	9.50%, 06/01/2009	3,715
	Copano Energy LLC
2,900	8.13%, 03/01/2016	3,002
	Dynegy Holdings, Inc.
1,610	7.75%, 06/01/2019	1,505
3,500	8.75%, 02/15/2012 ▼	3,596
	Edison Mission Energy
4,070	7.20%, 05/15/2019 ▼	4,019
3,400	7.50%, 06/15/2013	3,485
	Energy Future Holdings
4,500	10.88%, 11/01/2017 ■	4,545
	Kinder Morgan, Inc.
2,600	5.15%, 03/01/2015	2,392
	Markwest Energy Partners L.P.
2,690	8.50%, 07/15/2016	2,710
	Mirant North America LLC
3,600	7.38%, 12/31/2013	3,636
	NRG Energy, Inc.
2,075	7.25%, 02/01/2014	2,049
6,820	7.38%, 02/01/2016	6,684
	Reliant Energy, Inc.
2,900	6.75%, 12/15/2014	2,951
2,100	7.63%, 06/15/2014 ▼	2,084
	Texas Competitive Electric Co.
4,500	10.25%, 11/01/2015 ■	4,483
	Williams Partners L.P.
3,015	7.25%, 02/01/2017	3,030

		57,592

	Total corporate bonds: non-investment grade (Cost $536,466)	$499,868

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ - 7.2%
	Basic Materials - 0.4%
	Boise Paper Holdings LLC
$3,000	11.25%, 02/20/2015 ±	$2,842

	Capital Goods - 0.2%
	Targus Group International
1,445	7.63%, 11/22/2012 ±	1,175

	Consumer Cyclical - 0.7%
	Appleseed’s Brands
3,375	8.36%, 06/25/2013 ⌂ ±	2,531

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Consumer Cyclical (continued)
	Hanesbrands, Inc.
$2,000	6.99%, 03/05/2014 ±	$1,927

		4,458

	Finance - 0.4%
	United Rentals, Inc.
711	4.50%, 02/14/2011 ±	680
1,682	5.10%, 02/14/2011 ±	1,608

		2,288

	Health Care - 0.6%
	IASIS Healthcare Capital Corp.
4,142	8.49%, 06/15/2014 ±	3,272
	Inverness Medical Innovation, Inc.
550	6.92%, 06/26/2015 ±	471

		3,743

	Services - 1.9%
	Centaur LLC
367	4.00%, 10/30/2012 à *	319
1,723	6.70%, 10/30/2012 ±	1,499
980	10.20%, 10/30/2013 ±	838
	Marquee Holdings, Inc.
1,440	7.80%, 06/13/2012 ±	1,152
	PITG Gaming Investor Holdings LLC
2,680	9.31%, 05/26/2008 ±	2,520
	Tribune Co.
3,124	7.54%, 05/23/2015 ±	2,562
	WideOpenWest Finance LLC
4,000	9.63%, 07/01/2015 ±	2,800

		11,690

	Technology - 2.0%
	Charter Communications Operating LLC
3,000	5.26%, 04/28/2013 ±	2,532
	Infor Lux Bond Co.
4,470	10.70%, 07/28/2014 ⌂ ± *	3,308
	Integra Telecom Holdings, Inc.
2,050	10.24%, 04/08/2014 ±	1,784
	Mediacom Broadband LLC
1,039	4.33%, 03/31/2010 ±	935
	Wind Acquisitions Holdings Finance S.A.
4,158	11.20%, 12/12/2011 ±	3,659

		12,218

	Utilities - 1.0%
	Astoria Generating Co. Acquisitions LLC
1,000	6.35%, 08/23/2013 ±	900
	Texas Competitive Electric Holdings Co.
5,986	6.58%, 10/24/2014 – 10/31/2014 ±	5,437

		6,337

	Total senior floating rate interests:
	non-investment grade (Cost $51,222)	$44,751

Shares
COMMON STOCK - 0.0%
	Consumer Cyclical - 0.0%
—	Hosiery Corp. of America, Inc.
	Class A † • ⌂	$—

	Technology - 0.0%
1	AboveNet, Inc. • ▼	37
—	XO Holdings, Inc. •	—

		37

	Total common stock (Cost $4)	$37

WARRANTS - 0.0%
	Technology - 0.0%
—	AboveNet, Inc. • ⌂	$14
—	XO Holdings, Inc. • ⌂	—

	Total warrants (Cost $ - )	$14

PREFERRED STOCK - 0.2%
	Finance - 0.2%
50	United Rentals Trust I ۞	$1,496

	Total preferred stock (Cost $2,446)	$1,496

	Total long-term investments (Cost $620,789)	$574,475

SHORT-TERM INVESTMENTS - 17.6%
	Investment Pools and Funds - 0.1%
242	State Street Bank Money Market Fund	$242

Principal
Amount
	Repurchase Agreements - 4.2%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,913, collateralized by U.S. Treasury Note 9.88%, 2015, value of $9,133)
$8,913	1.30% dated 03/31/2008	8,913
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,912, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $9,150)
8,912	1.25% dated 03/31/2008	8,912
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,295, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $8,464)
8,295	1.30% dated 03/31/2008	8,295

		26,120

Shares
Securities Purchased with Proceeds from Security Lending - 13.2%
Cash Collateral Reinvestment Fund:
82,075	Navigator Prime Portfolio	82,075

Principal
Amount
	U.S. Treasury Bills - 0.1%
$600	1.43%, 06/12/2008 ○ □		599

	Total short-term investments (Cost $109,035)		$109,036

	Total investments (Cost $729,824) ▲	110.2%	$683,511
	Other assets and liabilities	(10.2)%	(63,432)

	Total net assets	100.0%	$620,079

Hartford High Yield HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.33% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $731,265 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,340
Unrealized Depreciation	(49,094)

Net Unrealized Depreciation	$(47,754)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008 rounds to zero.

à	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2008.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $107,339, which represents 17.31% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2008.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2008 was $2,468.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR-Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007-03/2008	—	AboveNet, Inc. Warrants	$—
07/2007	3,375	Appleseed’s Brands, 8.36%, 06/25/2013	3,349
11/2006-10/2007	22,143	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 — 144A	2,083
10/1994	—	Hosiery Corp. of America, Inc. Class A — 144A	4
03/2007-03/2008	4,470	Infor Lux Bond Co., 10.70%, 07/28/2014	3,575
08/2006-09/2007	5,320	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	5,555
05/2001-11/2001	1,350	Potlatch Corp., 13.00%, 12/01/2009	1,345
02/2007	2,490	Soundview NIM Trust, 8.25%, 12/25/2036 — 144A	2,297
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at March 31, 2008 was $15,011, which represents 2.42% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.
Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury
Note	460	Long	Jun 2008	$699

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$5,333	$4,988	04/29/08	$(345)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Credit Default Swap Agreements Outstanding at March 31, 2008

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers Special Financing, Inc.	General	Sell	6.65%	09/20/08	$1,875	$(22)

Motors Corp.

Hartford Index HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.9%
	Basic Materials - 3.6%
26	Air Products and Chemicals, Inc.	$2,413
100	Alcoa, Inc.	3,591
12	Allegheny Technologies, Inc.	881
7	Ashland, Inc.	324
12	Ball Corp.	548
12	Bemis Co., Inc.	310
22	Consol Energy, Inc.	1,544
115	Dow Chemical Co.	4,235
110	E.I. DuPont de Nemours & Co.	5,143
10	Eastman Chemical Co.	609
35	Eastman Kodak Co. ▼	623
19	Fortune Brands, Inc.	1,309
47	Freeport-McMoRan Copper & Gold, Inc.	4,504
29	Goodyear Tire & Rubber Co. •	758
14	Hercules, Inc.	254
10	International Flavors & Fragrances, Inc.	436
52	International Paper Co.	1,423
51	Kimberly-Clark Corp.	3,318
21	MeadWestvaco Corp.	579
55	Newmont Mining Corp.	2,511
35	Nucor Corp.	2,386
9	OfficeMax, Inc.	178
16	Pactiv Corp. •	418
33	Peabody Energy Corp.	1,690
20	PPG Industries, Inc.	1,212
38	Praxair, Inc. ▼	3,227
17	Precision Castparts Corp.	1,735
15	Rohm & Haas Co.	829
20	Sealed Air Corp.	499
7	Snap-On, Inc.	359
10	Stanley Works	456
12	Titanium Metals Corp. ▼	182
14	United States Steel Corp.	1,828
13	Vulcan Materials Co. ▼	880

		51,192

	Capital Goods - 4.9%
87	3M Co.	6,850
38	Baker Hughes, Inc.	2,592
7	Black & Decker Corp. ▼	492
94	Boeing Co.	6,957
27	Cameron International Corp. •	1,112
76	Caterpillar, Inc. ▼	5,975
25	Cummins, Inc.	1,158
53	Deere & Co. ▼	4,290
18	Eaton Corp.	1,427
15	Goodrich Corp.	880
17	Hasbro, Inc. ▼	487
91	Honeywell International, Inc.	5,136
49	Illinois Tool Works, Inc.	2,362
33	Ingersoll-Rand Co. Class A	1,487
38	International Game Technology	1,538
22	ITT Corp.	1,150
16	Manitowoc Co., Inc.	648
44	National Oilwell Varco, Inc. •	2,549
41	Northrop Grumman Corp.	3,216
12	Novellus Systems, Inc. •	262
15	Pall Corp.	525
21	Parker-Hannifin Corp.	1,427
26	Pitney Bowes, Inc.	904
18	Rockwell Automation, Inc.	1,042
25	Smith International, Inc.	1,577
21	Teradyne, Inc. •	265
12	Terex Corp. •	777
30	Textron, Inc.	1,685
21	Trane, Inc.	976
120	United Technologies Corp.	8,261
112	Xerox Corp. ▼	1,680

		69,687

	Consumer Cyclical - 8.5%
11	Abercrombie & Fitch Co. Class A	771
258	Altria Group, Inc.	5,724
38	Amazon.com, Inc. •	2,690
17	AutoNation, Inc. •	247
5	AutoZone, Inc. •	599
13	Avery Dennison Corp. ▼	641
32	Bed Bath & Beyond, Inc. • ▼	945
43	Best Buy Co., Inc.	1,787
11	Big Lots, Inc. • ▼	247
10	Brown-Forman Corp. ▼	683
11	Brunswick Corp. ▼	171
15	Centex Corp.	362
43	Coach, Inc. •	1,298
53	Costco Wholesale Corp.	3,455
34	D.R. Horton, Inc.	528
18	Darden Restaurants, Inc.	570
7	Dillard’s, Inc. ▼	120
136	eBay, Inc. •	4,071
17	Family Dollar Stores, Inc.	336
270	Ford Motor Co. • ▼	1,544
20	GameStop Corp. Class A •	1,018
56	Gap, Inc.	1,095
69	General Motors Corp. ▼	1,319
20	Genuine Parts Co.	813
206	Home Depot, Inc.	5,773
27	J. C. Penney Co., Inc.	1,023
73	Johnson Controls, Inc.	2,455
11	Jones Apparel Group, Inc. ▼	142
9	KB Home	234
38	Kohl’s Corp. •	1,645
82	Kroger Co.	2,090
20	Leggett & Platt, Inc. ▼	313
17	Lennar Corp. ▼	320
12	Liz Claiborne, Inc.	221
56	Loews Corp.	2,248
179	Lowe’s Co., Inc.	4,103
38	Ltd. Brands, Inc.	650
53	Macy’s, Inc.	1,221
45	Masco Corp. ▼	884
44	Mattel, Inc.	879
141	McDonald’s Corp.	7,855
34	Newell Rubbermaid, Inc.	774
47	NIKE, Inc. Class B	3,183
22	Nordstrom, Inc.	714
33	Office Depot, Inc. •	369
45	PACCAR, Inc.	2,018
16	Patterson Cos., Inc. • ▼	574

Hartford Index HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
258	Philip Morris International, Inc. •	$13,042
7	Polo Ralph Lauren Corp.	420
26	Pulte Homes, Inc. ▼	380
16	RadioShack Corp.	261
54	Safeway, Inc.	1,580
9	Sears Holdings Corp. • ▼	910
12	Sherwin-Williams Co. ▼	636
86	Staples, Inc.	1,895
89	Starbucks Corp. •	1,563
26	Supervalu, Inc.	776
74	Sysco Corp.	2,142
100	Target Corp.	5,074
16	Tiffany & Co. ▼	649
53	TJX Cos., Inc.	1,768
11	V.F. Corp.	831
8	W.W. Grainger, Inc.	627
289	Wal-Mart Stores, Inc.	15,223
11	Wendy’s International, Inc.	246
17	Whole Foods Market, Inc. ▼	564
58	Yum! Brands, Inc.	2,164

		121,473

	Consumer Staples - 6.8%
87	Anheuser-Busch Cos., Inc.	4,150
79	Archer Daniels Midland Co.	3,240
52	Avon Products, Inc.	2,064
27	Campbell Soup Co.	914
17	Clorox Co.	962
244	Coca-Cola Co.	14,879
35	Coca-Cola Enterprises, Inc.	851
62	Colgate-Palmolive Co.	4,858
60	ConAgra Foods, Inc.	1,428
24	Constellation Brands, Inc. Class A •	420
19	Dean Foods Co.	372
14	Estee Lauder Cos., Inc. ▼	640
41	General Mills, Inc.	2,466
39	H.J. Heinz Co.	1,810
21	Hershey Co.	775
32	Kellogg Co.	1,675
188	Kraft Foods, Inc.	5,815
16	McCormick & Co., Inc. ▼	579
17	Molson Coors Brewing Co. ▼	884
17	Pepsi Bottling Group, Inc.	569
196	PepsiCo, Inc.	14,144
376	Procter & Gamble Co.	26,373
21	Reynolds American, Inc. ▼	1,235
87	Sara Lee Corp.	1,218
33	Tyson Foods, Inc. Class A	534
18	UST, Inc. ▼	997
26	Weyerhaeuser Co.	1,667
26	William Wrigley, Jr. Co. ▼	1,663

		97,182

	Energy - 12.4%
57	Anadarko Petroleum Corp.	3,608
41	Apache Corp.	4,920
36	BJ Services Co.	1,021
56	Chesapeake Energy Corp.	2,582
254	Chevron Corp. ▼	21,680
191	ConocoPhillips Holding Co.	14,554
22	Constellation Energy Group, Inc.	1,921
54	Devon Energy Corp.	5,670
18	ENSCO International, Inc.	1,102
30	EOG Resources, Inc.	3,625
654	Exxon Mobil Corp. ▼	55,342
108	Halliburton Co. ▼	4,234
34	Hess Corp.	3,008
87	Marathon Oil Corp.	3,954
23	Murphy Oil Corp. ▼	1,906
34	Nabors Industries Ltd. •	1,159
6	Nicor, Inc. ▼	185
33	Noble Corp.	1,632
21	Noble Energy, Inc.	1,530
101	Occidental Petroleum Corp. ▼	7,361
18	Range Resources Corp.	1,163
14	Rowan Companies, Inc.	561
146	Schlumberger Ltd.	12,744
32	Sempra Energy	1,703
14	Sunoco, Inc.	755
17	Tesoro Corp.	504
39	Transocean, Inc.	5,254
65	Valero Energy Corp.	3,211
41	Weatherford International Ltd. • ▼	3,006
72	Williams Cos., Inc.	2,360
62	XTO Energy, Inc.	3,861

		176,116

	Finance - 17.5%
42	ACE Ltd.	2,309
61	Aetna, Inc.	2,556
63	Aflac, Inc. ▼	4,089
71	Allstate Corp.	3,424
36	AMBAC Financial Group, Inc.	209
24	American Capital Strategies Ltd. ▼	815
141	American Express Co.	6,182
321	American International Group, Inc. ▼	13,869
28	Ameriprise Financial, Inc.	1,439
37	AON Corp.	1,502
11	Apartment Investment & Management Co. ▼	402
12	Assurant, Inc.	740
9	Avalonbay Communities, Inc.	907
543	Bank of America Corp. ▼	20,596
140	Bank of New York Mellon Corp.	5,825
67	BB&T Corp. ▼	2,142
14	Bear Stearns & Co., Inc. ▼	151
15	Boston Properties, Inc. ▼	1,345
46	Capital One Financial Corp. ▼	2,245
21	CB Richard Ellis Group, Inc. Class A • ▼	460
115	Charles Schwab Corp.	2,162
47	Chubb Corp.	2,329
34	CIGNA Corp.	1,390
21	Cincinnati Financial Corp.	800
23	CIT Group, Inc. ▼	278
637	Citigroup, Inc.	13,639
7	CME Group Inc.	3,059
18	Comerica, Inc.	646
71	Countrywide Financial Corp. ▼	391
15	Developers Diversified Realty Corp.	612

Hartford Index HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
59	Discover Financial Services, Inc.	$959
57	E*Trade Financial Corp. • ▼	218
33	Equity Residential Properties Trust ▼	1,368
79	Federal Home Loan Mortgage Corp.	2,001
120	Federal National Mortgage Association	3,149
11	Federated Investors, Inc.	414
65	Fifth Third Bankcorp ▼	1,363
15	First Horizon National Corp. ▼	217
19	Franklin Resources, Inc.	1,865
33	General Growth Properties, Inc.	1,246
55	Genworth Financial, Inc.	1,245
48	Goldman Sachs Group, Inc.	7,992
28	HCP, Inc.	960
64	Host Hotels & Resorts, Inc.	1,019
63	Hudson City Bancorp, Inc.	1,122
21	Humana, Inc. •	934
45	Huntington Bancshares, Inc.	482
9	IntercontinentalExchange, Inc. •	1,119
18	Janus Capital Group, Inc. ▼	420
415	JP Morgan Chase & Co.	17,841
49	Keycorp	1,070
31	Kimco Realty Corp. ▼	1,211
16	Legg Mason, Inc.	923
65	Lehman Brothers Holdings, Inc.	2,443
21	Leucadia National Corp.	936
35	Lincoln National Corp.	1,824
9	M&T Bank Corp.	758
64	Marsh & McLennan Cos., Inc.	1,552
32	Marshall & Ilsley Corp.	743
27	MBIA, Inc.	326
119	Merrill Lynch & Co., Inc. ▼	4,841
94	Metlife, Inc.	5,667
15	MGIC Investment Corp. ▼	153
135	Morgan Stanley	6,174
78	National City Corp. ▼	771
23	Northern Trust Corp.	1,560
32	NYSE Euronext	2,000
21	Plum Creek Timber Co., Inc.	853
42	PNC Financial Services Group, Inc.	2,733
34	Principal Financial Group, Inc. ▼	1,909
86	Progressive Corp. ▼	1,386
32	ProLogis	1,859
59	Prudential Financial, Inc.	4,628
15	Public Storage	1,350
85	Regions Financial Corp.	1,674
7	Ryder System, Inc.	432
11	Safeco Corp.	501
27	Simon Property Group, Inc. ▼	2,534
57	SLM Corp.	876
44	Sovereign Bancorp, Inc. ▼	412
47	State Street Corp.	3,743
43	SunTrust Banks, Inc.	2,366
32	T. Rowe Price Group, Inc.	1,613
12	Torchmark Corp.	725
10	Toronto-Dominion Bank	605
79	Travelers Cos, Inc.	3,774
153	UnitedHealth Group, Inc.	5,259
46	Unum Group ▼	1,013
212	US Bancorp ▼	6,846
17	Vornado Realty Trust	1,423
242	Wachovia Corp. ▼	6,545
108	Washington Mutual, Inc. ▼	1,112
66	Wellpoint, Inc. •	2,925
403	Wells Fargo & Co. ▼	11,733
92	Western Union Co.	1,950
23	XL Capital Ltd. Class A	668
13	Zion Bancorp ▼	597

		249,443

	Health Care - 11.5%
189	Abbott Laboratories	10,426
37	Allergan, Inc. ▼	2,109
20	Amerisource Bergen Corp. ▼	815
133	Amgen, Inc. •	5,558
12	Bard (C.R.), Inc.	1,183
13	Barr Pharmaceuticals, Inc. •	638
78	Baxter International, Inc.	4,486
30	Becton, Dickinson & Co.	2,562
36	Biogen Idec, Inc. •	2,246
164	Boston Scientific Corp. •	2,114
242	Bristol-Myers Squibb Co.	5,156
44	Cardinal Health, Inc.	2,290
53	Celgene Corp. •	3,261
19	Coventry Health Care, Inc. • ▼	763
61	Covidien Ltd.	2,699
175	CVS/Caremark Corp.	7,094
121	Eli Lilly & Co.	6,241
38	Forest Laboratories, Inc. •	1,524
33	Genzyme Corp. •	2,440
114	Gilead Sciences, Inc. •	5,854
19	Hospira, Inc. •	830
346	Johnson & Johnson	22,473
30	King Pharmaceuticals, Inc. •	262
14	Laboratory Corp. of America Holdings •	996
35	McKesson Corp.	1,853
64	Medco Health Solutions, Inc. •	2,806
137	Medtronic, Inc.	6,644
265	Merck & Co., Inc.	10,050
67	Monsanto Co.	7,473
37	Mylan Inc. ▼	432
827	Pfizer, Inc.	17,307
19	Quest Diagnostics, Inc. ▼	871
198	Schering-Plough Corp.	2,857
16	Sigma-Aldrich Corp. ▼	943
42	St. Jude Medical, Inc. •	1,817
29	Stryker Corp. ▼	1,897
58	Tenet Healthcare Corp. • ▼	328
15	Varian Medical Systems, Inc. •	720
121	Walgreen Co.	4,618
13	Watson Pharmaceuticals, Inc. •	372
164	Wyeth	6,833
29	Zimmer Holdings, Inc. •	2,221

		164,062

	Services - 5.7%
41	Allied Waste Industries, Inc. • ▼	446
17	Apollo Group, Inc. Class A •	726
28	Autodesk, Inc. •	889

Hartford Index HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services (continued)
64	Automatic Data Processing, Inc.	$2,710
21	C.H. Robinson Worldwide, Inc. ▼	1,140
83	CBS Corp. Class B	1,838
16	Cintas Corp.	456
61	Clear Channel Communications, Inc.	1,779
35	Cognizant Technology Solutions Corp. •	1,017
368	Comcast Corp. Class A ▼	7,122
20	Computer Sciences Corp. •	816
16	Convergys Corp.•	233
87	DirecTV Group, Inc. •	2,160
11	E.W. Scripps Co.	460
21	Ecolab, Inc.	932
62	Electronic Data Systems Corp.	1,037
16	Equifax, Inc. •	547
26	Expedia, Inc. • ▼	558
31	Express Scripts, Inc. •	1,989
38	FedEx Corp. ▼	3,507
11	Fluor Corp.	1,529
28	Gannett Co., Inc.	816
40	H & R Block, Inc.	826
58	Interpublic Group of Cos., Inc. • ▼	485
15	Jacobs Engineering Group, Inc. •	1,092
37	Marriott International, Inc. Class A	1,265
39	McGraw-Hill Cos., Inc. ▼	1,459
5	Meredith Corp.	176
15	Monster Worldwide, Inc. •	372
25	Moody’s Corp.	876
18	New York Times Co. Class A ▼	332
281	News Corp. Class A	5,276
43	Novell, Inc.•	271
39	Omnicom Group, Inc.	1,732
40	Paychex, Inc.	1,356
26	R.R. Donnelley & Sons Co.	797
19	Robert Half International, Inc.	500
23	Starwood Hotels & Resorts	1,192
97	Sun Microsystems, Inc. •	1,506
437	Time Warner, Inc.	6,132
43	Unisys Corp. • ▼	192
127	United Parcel Service, Inc. Class B	9,237
78	Viacom, Inc. Class B •	3,105
230	Walt Disney Co.	7,227
1	Washington Post Co. Class B	470
61	Waste Management, Inc.	2,033
22	Wyndham Worldwide Corp. ▼	448

		81,064

	Technology - 22.9%
70	Adobe Systems, Inc. •	2,476
74	Advanced Micro Devices, Inc. • ▼	436
12	Affiliated Computer Services, Inc. Class A • ▼	588
45	Agilent Technologies, Inc.•	1,332
20	Akamai Technologies, Inc. • ▼	576
38	Altera Corp.	693
50	American Tower Corp. Class A •	1,941
36	Analog Devices, Inc.	1,061
107	Apple, Inc. • ▼	15,424
20	Applera Corp. - Applied Biosystems Group	673
166	Applied Materials, Inc.	3,230
738	AT&T, Inc.	28,272
23	BMC Software, Inc. •	764
57	Broadcom Corp. Class A •	1,102
48	CA, Inc. ▼	1,074
13	CenturyTel, Inc.	434
11	Ciena Corp. •	327
729	Cisco Systems, Inc. • ▼	17,562
40	Citizens Communications Co.	420
23	Citrix Systems, Inc. •	665
34	Compuware Corp. •	246
22	Cooper Industries Ltd.	865
193	Corning, Inc.	4,629
31	Danaher Corp. ▼	2,368
274	Dell, Inc. •	5,460
23	Dover Corp.	981
39	Electronic Arts, Inc. •	1,934
19	Embarq Corp.	752
257	EMC Corp. •	3,684
96	Emerson Electric Co.	4,954
21	Fidelity National Information Services, Inc.	798
20	Fiserv, Inc. •	967
1,221	General Electric Co.	45,199
28	Google, Inc. •	12,493
7	Harman International Industries, Inc. ▼	322
302	Hewlett-Packard Co.	13,767
22	IAC/Interactive Corp. •	459
22	IMS Health, Inc.	471
708	Intel Corp.	14,993
169	International Business Machines Corp. ▼	19,494
40	Intuit, Inc. • ▼	1,083
25	Jabil Circuit, Inc.	241
28	JDS Uniphase Corp. • ▼	368
64	Juniper Networks, Inc. • ▼	1,601
22	KLA-Tencor Corp.	817
15	L-3 Communications Holdings, Inc.	1,637
12	Lexmark International, Inc. ADR •	358
27	Linear Technology Corp. •	829
42	Lockheed Martin Corp.	4,163
81	LSI Corp. •	400
28	MEMC Electronic Materials, Inc. •	1,981
23	Microchip Technology, Inc.	756
93	Micron Technology, Inc. •	555
979	Microsoft Corp.	27,781
7	Millipore Corp. • ▼	454
17	Molex, Inc.	398
276	Motorola, Inc.	2,565
28	National Semiconductor Corp.	508
42	NetApp, Inc. • ▼	842
68	NVIDIA Corp. •	1,345
484	Oracle Corp. •	9,462
14	PerkinElmer, Inc.	349
16	QLogic Corp. •	252
197	Qualcomm, Inc.	8,085

Hartford Index HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
188	Qwest Communications International, Inc. ▼	$852
52	Raytheon Co.	3,369
20	Rockwell Collins, Inc.	1,135
28	SanDisk Corp. •	633
348	Sprint Nextel Corp.	2,331
104	Symantec Corp. •	1,720
51	Tellabs, Inc. •	276
22	Teradata Corp. •	484
162	Texas Instruments, Inc.	4,586
51	Thermo Fisher Scientific, Inc. • ▼	2,910
24	Total System Services, Inc.	575
60	Tyco Electronics Ltd.	2,046
59	Tyco International Ltd.	2,613
26	VeriSign, Inc. • ▼	867
351	Verizon Communications, Inc.	12,798
12	Waters Corp. •	681
9	Whirlpool Corp. ▼	803
56	Windstream Corp.	663
35	Xilinx, Inc. ▼	832
164	Yahoo!, Inc. • ▼	4,731

		325,621

	Transportation - 1.6%
36	Burlington Northern Santa Fe Corp.	3,338
53	Carnival Corp.	2,161
49	CSX Corp.	2,766
26	Expeditors International of Washington, Inc.	1,178
49	General Dynamics Corp.	4,101
29	Harley-Davidson, Inc.	1,094
46	Norfolk Southern Corp.	2,500
90	Southwest Airlines Co.▼	1,116
32	Union Pacific Corp.	3,998

		22,252

	Utilities - 3.5%
82	AES Corp. •	1,365
20	Allegheny Energy, Inc.	1,033
26	Ameren Corp. ▼	1,124
49	American Electric Power Co., Inc.	2,039
40	CenterPoint Energy, Inc. ▼	571
28	CMS Energy Corp. ▼	373
33	Consolidated Edison, Inc. ▼	1,321
70	Dominion Resources, Inc.	2,871
20	DTE Energy Co.	776
154	Duke Energy Corp.	2,757
61	Dynegy Holdings, Inc. •	479
40	Edison International	1,953
86	El Paso Corp.	1,426
23	Entergy Corp.	2,550
81	Exelon Corp. ▼	6,572
37	FirstEnergy Corp.	2,558
50	FPL Group, Inc.	3,126
9	Integrys Energy Group, Inc.	436
34	NiSource, Inc.	578
25	Pepco Holdings, Inc.	608
44	PG&E Corp.	1,602
12	Pinnacle West Capital Corp. ▼	432
46	PPL Corp.	2,097
32	Progress Energy, Inc.	1,327
62	Public Service Enterprise Group, Inc.	2,499
21	Questar Corp.	1,195
94	Southern Co.	3,331
77	Spectra Energy Corp.	1,760
26	TECO Energy, Inc.	412
52	Xcel Energy, Inc.	1,047

		50,218

	Total common stock (Cost $1,252,009)	$1,408,310

Principal
Amount
SHORT-TERM INVESTMENTS - 12.1%
	Repurchase Agreements - 0.9%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $4,536, collateralized by U.S. Treasury Note 9.88%, 2015, value of $4,647)
$4,535	1.30% dated 03/31/2008	$4,535
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $4,536, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $4,656)
4,536	1.25% dated 03/31/2008	4,536
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $4,221, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $4,307)
4,221	1.30% dated 03/31/2008	4,221

		13,292

Shares
	Securities Purchased with Proceeds from Security Lending - 11.1%
	Cash Collateral Reinvestment Fund:
23,853	Goldman Sachs FS Prime Obligation/Institutional Fund	23,853
133,285	Mellon GSL DBT II Collateral Fund ⌂	133,285

		157,138

Principal
Amount
	U.S. Treasury Bills - 0.1%
1,400	1.43%, 06/12/2008 ○ □		1,397

	Total short-term investments (Cost $171,826)		$171,827

	Total investments (Cost $1,423,835) ▲	111.0%	$1,580,137
	Other assets and liabilities	(11.0)%	(156,830)

	Total net assets	100.0%	$1,423,307

Hartford Index HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.04% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,445,072 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$349,259
Unrealized Depreciation	(214,194)

Net Unrealized Appreciation	$135,065

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
12/2007 — 01/2008	133,285	Mellon GSL DBT II Collateral Fund	$133,285

The aggregate value of these securities at March 31, 2008 was $133,285, which represents 9.36% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Standard & Poors 500 Long Futures Contract	48	Long	Jun 2008	$92

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.5%
	Australia - 1.8%
493	CSL Ltd. †	$16,718

	Belgium - 1.6%
2,406	Hansen Transmissions •	9,359
166	UCB S.A. † ▼	5,778

		15,137

	Brazil - 0.5%
48	Petroleo Brasileiro S.A. ADR	4,871

	Canada - 7.9%
384	Cameco Corp.	12,636
180	Potash Corp. of Saskatchewan, Inc.	27,891
298	Research In Motion Ltd. •	33,467

		73,994

	China - 2.5%
3,306	China Communications Construction Co., Ltd. †	7,404
223	LDK Solar Co. Ltd • ▼	6,026
239	Suntech Power Holdings Co., Ltd. ADR •	9,698

		23,128

	Denmark - 4.2%
149	Novo Nordisk A/S †	10,250
260	Vestas Wind Systems A/S † •	28,570

		38,820

	Egypt - 2.1%
291	Orascom Telecom Holding SAE GDR	19,795

	Finland - 5.0%
1,492	Nokia Oyj †	47,103

	France - 11.4%
122	Alstom RGPT †	26,386
55	BNP Paribas †	5,517
409	Carrefour S.A. †	31,567
579	France Telecom S.A. †	19,444
134	Michelin (C.G.D.E.) Class B †	13,990
62	Pinault-Printemps-Redoute S.A. †	9,217

		106,121

	Germany - 11.0%
59	Allianz SE-REG †	11,661
1,541	Arcandor AG † • ▼	30,741
383	Daimler AG † ▼	32,771
70	K+S AG †	22,929
58	Metro AG †	4,685

		102,787

	Hong Kong - 0.8%
465	China Mobile Ltd. †	6,986

	Ireland - 2.6%
451	Elan Corp. plc ADR • ▼	9,402
540	Ryanair Holdings plc ADR • ▼	15,282

		24,684

	Israel - 2.8%
566	Teva Pharmaceutical Industries Ltd. ADR	26,134

	Japan - 9.4%
402	Honda Motor Co., Ltd. †	11,600
2	Japan Tobacco, Inc. †	7,539
1,052	Komatsu Ltd. †	29,606
368	Mitsui & Co., Ltd. †	7,552
59	Nintendo Co., Ltd. †	31,078

		87,375

	Netherlands - 4.2%
487	ASML Holding N.V. †	12,010
798	Unilever N.V. CVA †	26,873

		38,883

	South Korea - 1.3%
95	LG Electronics, Inc. † •	12,198

	Spain - 1.7%
2,284	Iberdrola Renovables •	15,902

	Sweden - 1.7%
296	Sandvik Ab †	5,156
493	Swedish Match Ab †	10,767

		15,923

	Switzerland - 5.8%
206	Logitech International S.A. † •	5,235
48	Nestle S.A. †	24,113
16	Nobel Biocare Holding AG † •	3,782
76	Roche Holding AG †	14,259
71	Sonova Holding AG † ▼	6,544

		53,933

	United Kingdom - 18.2%
393	3I Group plc †	6,477
10,558	Arm Holdings plc †	18,440
255	Autonomy Corp. plc † •	4,665
626	British Land Co. plc †	11,405
213	Carnival plc †	8,497
4,231	Carphone Warehouse Group plc † ▼	23,960
2,061	easyJet plc † •	15,162
4,010	Kingfisher plc †	10,543
2,837	Man Group plc †	31,224
1,991	Michael Page International plc †	11,956
62	Reckitt Benckiser Group plc †	3,453
358	Smith & Nephew plc †	4,737
313	Tesco plc †	2,359
247	Xstrata plc †	17,291

		170,169

	Total common stock (Cost $882,905)	$900,661

Principal
Amount
SHORT-TERM INVESTMENTS - 15.0%
Repurchase Agreements - 3.6%
Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $7,413, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $7,561)
$7,412	2.45% dated 03/31/2008	$7,412

Hartford International Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3,011, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $3,071)
$3,011	2.40% dated 03/31/2008	$3,011
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $17, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $17)
17	1.35% dated 03/31/2008	17
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $12,030, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $12,270)
12,030	2.50% dated 03/31/2008	12,030
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $11,289, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $11,514)
11,288	2.50% dated 03/31/2008	11,288

		33,758

Shares
	Securities Purchased with Proceeds from Security Lending - 11.4%
	Cash Collateral Reinvestment Fund:
106,828	Goldman Sachs FS Prime Obligation/Institutional Fund		106,828

	Total short-term investments (Cost $140,586)		$140,586

	Total investments (Cost $1,023,491) ▲	111.5%	$1,041,247
	Other assets and liabilities	(11.5)%	(107,670)

	Total net assets	100.0%	$933,577

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.47% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,025,962 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$69,392
Unrealized Depreciation	(54,107)

Net Unrealized Appreciation	$15,285

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $710,198, which represents 76.07% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$431	$435	04/01/08	$(4)
British Pound (Buy)	4,555	4,598	04/01/08	(43)
British Pound (Buy)	2,174	2,181	04/02/08	(7)
British Pound (Sell)	5,112	5,107	04/03/08	(5)
Danish Krone (Sell)	910	910	04/01/08	—
Danish Krone (Sell)	984	982	04/02/08	(2)
Danish Krone (Sell)	993	993	04/03/08	—
Euro (Buy)	6,201	6,192	04/01/08	9
Euro (Buy)	3,945	3,941	04/02/08	4
Euro (Sell)	529	529	04/03/08	—
Euro (Buy)	22,769	22,669	06/05/08	100
Euro (Buy)	22,743	22,896	06/05/08	(153)
Euro (Sell)	45,512	44,424	06/05/08	(1,088)
Hong Kong Dollar (Buy)	2,269	2,269	04/01/08	—
Japanese Yen (Sell)	4,702	4,699	04/03/08	(3)
South African Rand (Sell)	2,253	2,269	04/01/08	16
South African Rand (Sell)	683	686	04/02/08	3
Swiss Franc (Sell)	488	487	04/01/08	(1)

				$(1,174)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	10.1
Capital Goods	10.6
Consumer Cyclical	23.1
Consumer Staples	8.5
Energy	0.5
Finance	6.4
Health Care	10.5
Services	2.2
Technology	18.6
Transportation	3.3
Utilities	2.7
Short-Term Investments	15.0
Other Assets and Liabilities	(11.5)

Total	100.0%

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.8%
	Austria - 1.2%
381	OMV AG †	$25,165

	Belgium - 0.3%
164	UCB S.A. † ▼	5,707

	Brazil - 3.8%
1,521	All America Latina Logistica S.A.	15,257
1,363	Bolsa De Mercadorias e Futuros	12,281
51	MMX Mineracao E Metalicos S.A. •	27,251
246	Petroleo Brasileiro S.A. ADR	25,149

		79,938

	Canada - 3.1%
650	Canadian Natural Resources Ltd.	44,492
269	EnCana Corp.	20,486

		64,978

	China - 4.4%
37,447	Bank of China Ltd. † ▼	16,137
11,658	China Communications Construction Co., Ltd. † ▼	26,108
5,782	China Merchants Bank Co., Ltd. † ▼	20,307
115	PetroChina Co. Ltd. ADR	14,386
26,012	Shanghai Electric Group Co., Ltd. † ▼	16,049

		92,987

	Denmark - 0.9%
264	Novo Nordisk A/S † ▼	18,190

	Egypt - 1.4%
421	Orascom Telecom Holding SAE GDR ▼	28,621

	Finland - 2.7%
1,784	Nokia Oyj †	56,334

	France - 9.6%
550	AXA S.A. † ▼	19,890
251	BNP Paribas † ▼	25,282
255	Bouygues S.A. † ▼	16,217
478	Cie Generale d’Optique Essilor International S.A. † • ▼	31,240
1,049	France Telecom S.A. † ▼	35,231
382	Sanofi-Aventis S.A. † ▼	28,616
152	Schneider Electric S.A. † ▼	19,684
354	Veolia Environment S.A. †	24,737

		200,897

	Germany - 9.6%
162	Allianz SE-REG †	31,994
240	Continental AG † ▼	24,384
343	Daimler AG † ▼	29,298
195	Deutsche Boerse AG † ▼	31,387
226	Deutsche Postbank AG † ▼	21,544
197	E.On AG †	36,372
250	Siemens AG †	27,093

		202,072

	Hong Kong - 1.4%
10,722	Shangri-La Asia Ltd. † ▼	29,234

	India - 1.0%
1,017	Bharti Televentures † •	21,023

	Ireland - 1.5%
495	Elan Corp. plc ADR • ▼	10,322
1,025	Ryanair Holdings plc † •	4,450
555	Ryanair Holdings plc ADR • ▼	15,695

		30,467

	Israel - 1.1%
495	Teva Pharmaceutical Industries Ltd. ADR	22,855

	Italy - 1.8%
1,316	Bulgari S.p.A. † ▼	15,267
3,372	Unicredit S.p.A. † ▼	22,592

		37,859

	Japan - 8.7%
668	Canon, Inc. †	31,158
443	Honda Motor Co., Ltd. †	12,799
13	Japan Tobacco, Inc. †	62,696
754	Mitsubishi Estate Co., Ltd. †	18,480
2,160	Mitsui & Co., Ltd. †	44,325
2,043	Toshiba Corp. † ▼	13,730

		183,188

	Luxembourg - 2.0%
360	Arcelor †	29,475
155	Evraz Group S.A.	13,381

		42,856

	Mexico - 0.8%
710	Grupo Aeroportuario Del ADR	15,835

	Netherlands - 5.1%
1,217	ASML Holding N.V. †	30,008
810	Koninklijke Philips Electronics N.V. † ▼	31,019
1,355	Unilever N.V. CVA †	45,604

		106,631

	Norway - 2.6%
684	Aker Kvaerner † • ▼	15,657
42	Independent Tankers Corp., Ltd. - P.P. •	70
1,012	Norsk Hydro ASA †	14,826
1,283	Telenor ASA †	24,713

		55,266

	Papua New Guinea - 0.6%
3,924	Lihir Gold Ltd. † • ▼	12,520

	Russia - 3.3%
810	OAO Gazprom Class S ADR	41,315
323	TMK OAO GDR ■	10,326
442	Uralkali • ■	18,109

		69,750

	South Africa - 1.9%
612	Impala Platinum Holdings Ltd. †	23,668
1,112	MTN Group Ltd. †	16,911

		40,579

	South Korea - 0.8%
134	LG Electronics, Inc. † •	17,222

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Spain - 2.7%
2,146	Banco Santander Central Hispano S.A. †	$42,746
1,938	Iberdrola Renovables • ▼	13,494

		56,240

	Sweden - 1.3%
1,539	Sandvik Ab †	26,770

	Switzerland - 7.4%
1,014	ABB Ltd. †	27,325
604	Julius Baer Holding Ltd. †	44,598
124	Nestle S.A. †	62,005
147	Synthes, Inc. †	20,618

		154,546

	United Kingdom - 13.8%
933	BG Group plc †	21,610
426	Johnson Matthey plc †	16,954
685	Man Group plc †	7,538
595	Reckitt Benckiser Group plc †	33,001
1,582	SABMiller plc †	34,704
1,780	Smith & Nephew plc †	23,575
892	Standard Chartered plc †	30,492
10,416	Vodafone Group plc †	30,960
1,275	Xstrata plc †	89,334

		288,168

	United States - 2.0%
1,540	Invesco Ltd. ▼	37,513
128	Lihir Gold Ltd. ADR ▼	4,060

		41,573

	Total common stock (Cost $1,969,847)	$2,027,471

Principal
Amount
SHORT-TERM INVESTMENTS - 15.1%
	Repurchase Agreements - 3.3%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $15,065, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $15,365)
$15,064	2.45% dated 03/31/2008	$15,064
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $6,120, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $6,242)
6,120	2.40% dated 03/31/2008	6,120
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $34, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $35)
34	1.35% dated 03/31/2008	34
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $24,449, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $24,937)
24,448	2.50% dated 03/31/2008	24,448
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $22,943, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $23,400)
22,941	2.50% dated 03/31/2008	22,941

		68,607

Shares
	Securities Purchased with Proceeds from Security Lending - 11.8%
	Cash Collateral Reinvestment Fund:
246,597	Navigator Prime Portfolio		246,597

	Total short-term investments (Cost $315,204)		$315,204

	Total investments (Cost $2,285,051) ▲	111.9%	$2,342,675
	Other assets and liabilities	(11.9)%	(249,052)

	Total net assets	100.0%	$2,093,623

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.85% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $2,287,588 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$163,125
Unrealized Depreciation	(108,038)

Net Unrealized Appreciation	$55,087

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $1,636,573, which represents 78.17% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $28,435, which represents 1.36% of total net assets.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$7,147	$7,136	04/01/08	$(11)
Euro (Buy)	9,489	9,480	04/02/08	9
Euro (Sell)	13,408	13,410	04/02/08	2
Euro (Buy)	2,620	2,620	04/03/08	—
Japanese Yen (Buy)	540	542	04/01/08	(2)
Japanese Yen (Sell)	3,845	3,836	04/02/08	(9)
Swiss Franc (Buy)	3,359	3,353	04/01/08	6
Swiss Franc (Buy)	2,109	2,100	04/02/08	9
Swiss Franc (Buy)	2,096	2,097	04/03/08	(1)

				$3

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Note: The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	14.1
Capital Goods	2.0
Consumer Cyclical	9.9
Consumer Staples	9.7
Energy	8.2
Finance	18.3
Health Care	7.7
Services	2.2
Technology	18.8
Transportation	2.4
Utilities	3.5
Short-Term Investments	15.1
Other Assets and Liabilities	(11.9)

Total	100.0%

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.7%
	Australia - 5.3%
2,138	Centamin Egypt Ltd. † •	$2,896
881	Energy World Corp., Ltd. † •	1,068
484	Oxiana Ltd. † ▼	1,409
483	Programmed Maintenance Services Ltd. †	2,294
222	Ramsay Health Care Ltd. † ▼	2,187
602	Seek Ltd. † ▼	2,913
302	Transurban Group † ▼	1,796
1,145	WHK Group Ltd. † ▼	1,666
282	Zinifex Ltd. † ▼	2,577

		18,806

	Belgium - 0.6%
43	Umicore †	2,252

	Brazil - 2.2%
76	Dufry South America Ltd. •	1,381
158	Lupatech S.A.	4,817
3	MPX Mineracao e Energia S.A. •	1,773

		7,971

	Canada - 1.3%
26	First Quantum Minerals Ltd. †	2,110
271	Uranium Participation Corp. • ▼	2,519

		4,629

	Chile - 0.4%
63	Sociedad Quimica Y Minera de Chile S.A. ▼	1,473

	China - 2.9%
4,515	China Power International Development Ltd. † ▼	1,462
1,588	Cosco Pacific Ltd. †	3,125
1,492	Shandong Weigao Group Medical Polymer Co., Ltd. † ▼	1,793
1,116	Sinofert Holdings Ltd. †	1,041
1,661	Stella International † ▼	2,897

		10,318

	Denmark - 0.7%
46	Genmab A/S † •	2,330

	Finland - 2.0%
78	Nokian Rendaat Oyj † • ▼	3,360
73	Outotec Oyj † ▼	3,884

		7,244

	France - 6.4%
34	BioMerieux S.A. †	3,979
13	Cegedim S.A.	1,095
9	Guerbet S.A. †	1,803
85	Ipsen †	4,830
67	Korian † ▼	2,560
112	Maurel ET Prom †	2,298
114	Rhodia S.A. † •	2,659
27	Seche Environment †	3,398

		22,622

	Germany - 5.7%
147	Arcandor AG † • ▼	2,929
21	Hochtief AG †	1,893
160	Rhoen-Klinikum AG †	4,749
87	Stada Arzneimittel AG †	6,327
169	Symrise AG † •	4,379

		20,277

	Hong Kong - 4.8%
371	China Mengniu Dairy Co. †	1,088
3,088	Far East Pharmaceutical Technology Co., Ltd. † • ▼ ⌂	—
4,268	First Pacific Co., Ltd. † ▼	2,823
2,685	Huabao International Holdings Ltd. †	2,218
498	Kingboard Chemical Holdings Ltd. †	1,773
2,310	Peace Mark Holdings Ltd. †	2,101
1,465	Shangri-La Asia Ltd. † ▼	3,995
2,302	Shun Tak Holdings Ltd. † ▼	3,063

		17,061

	Israel - 0.7%
338	Makhteshim-Agan Industries Ltd. †	2,476

	Italy - 5.6%
286	Antichi Pellettieri S.p.A. †	3,380
151	Autogrill S.p.A † ▼	2,255
122	DiaSorin S.p.A. † •	2,490
163	Enia S.p.A. † •	2,455
654	Immobiliare Grande Distribuzione † ▼	2,355
75	Mariella Burani Fashion Group S.p.A. † ▼	2,073
65	Pirelli & C. Real Estate S.p.A. †	2,437
115	Prysmian S.p.A. † •	2,447

		19,892

	Japan - 24.0%
52	Aeon Delight Co., Ltd. †	1,304
114	AEON Mall Co., Ltd. † ▼	3,195
151	Asics Corp. † ▼	1,754
95	Benesse Corp. †	4,469
50	Hisamitsu Pharmaceutical Co., Inc. †	1,827
382	Hitachi Metals Ltd. † ▼	5,689
31	Ibiden Co., Ltd. †	1,222
247	Iino Kaiun Kaisha Ltd. † ▼	2,530
5	Jupiter Telecommunications Co., Ltd. † •	4,853
2	KK DaVinci Advisors † • ▼	1,700
97	Kobayashi Pharmaceutical Co., Ltd. † ▼	3,760
13	Micronics Japan Co. †	407
239	Mitsubishi Tanabe Pharma Corp.	2,784
100	Miura Co., Ltd. † ▼	2,280
105	Modec, Inc. † ▼	3,444
287	Nabtesco Corp. † ▼	3,912
97	Nok Corp. †	1,998
568	NTN Corp. † ▼	3,909
100	OBIC Business Consultants Ltd. † ▼	6,001
33	OBIC Co., Ltd. †	5,910
64	Point, Inc. † ▼	3,033
1	RISA Partners, Inc. † ▼	1,772
138	Securities Carbon Ltd. †	883
208	Shinko Plantech Co., Ltd. †	2,717
40	Shionogi & Co., Ltd. †	684
731	Sumitomo Osaka Cement Co., Ltd. † ▼	1,711
99	Sysmex Corp. † ▼	3,585
103	Taiyo Ink Manufacturing Co., Ltd. † ▼	2,472
170	Tokai Carbon Co. † ▼	1,744

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Japan (continued)
49	Uni-Charm Corp. †	$3,626

		85,175

	Liechtenstein - 0.7%
12	Verwalt & Privat-Bank AG †	2,656

	Malaysia - 0.5%
4,027	Air Asia BHD † •	1,732

	Netherlands - 2.8%
689	Dockwise Ltd. † •	1,790
123	SBM Offshore N.V. †	3,972
255	Spazio Investment N.V. ▼	4,027

		9,789

	Norway - 2.3%
1,318	DNO International ASA † • ▼	2,369
214	TGS Nopec Geophysical Co. ASA † • ▼	3,119
350	Wavefield Inseis ASA † •	2,622

		8,110

	Singapore - 0.8%
2,313	Goodpack Ltd. † ▼	2,680

	South Korea - 2.1%
13	Cheil Communications, Inc. † •	3,062
34	Hana Tour Service, Inc. † ▼	1,723
32	Hanjin Heavy Industrial & Construction †	2,004
30	Hotel Shilla Co., Ltd. †	812

		7,601

	Spain - 1.5%
135	Laboratorios Almiral S.A. † •	2,762
57	Prosegur Compania de Seguridad S.A. † ▼	2,382

		5,144

	Sweden - 4.0%
459	Lundin Petroleum Ab † • ▼	6,237
160	Munters Ab † ▼	1,844
279	Swedish Match Ab †	6,089

		14,170

	Switzerland - 4.2%
18	Bachem Holding AG Class B †	1,731
82	Dufry Group	8,254
103	Paris RE Holdings Ltd. •	2,429
89	Temenos Group AG † • ▼	2,344

		14,758

	United Kingdom - 15.2%
176	Admiral Group plc †	2,811
90	Aveva Group plc †	2,035
111	Babcock International Group plc †	1,262
504	Clapham House Group plc † •	1,712
542	Detica Group plc †	2,690
458	easyJet plc † • ▼	3,367
489	Fenner plc †	2,278
2,317	Guinness Peat Group plc †	2,987
170	Hamworthy KSE †	1,530
46	Homeserve plc †	1,769
308	Informa Group plc †	1,918
364	Lancashire Holdings Ltd. †	2,032
441	Mears Group plc †	2,373
526	Meggitt plc †	2,880
534	Petrofac Ltd. †	5,959
512	Rexam plc †	4,339
913	Senior plc †	1,814
150	Ultra Electronics Holdings plc †	3,863
139	VT Group plc †	1,810
117	Wellstream Holdings plc † •	3,046
605	Wolfson Microelectronics plc † •	1,364

		53,839

	Total common stock (Cost $348,216)	$343,005

Principal
Amount
SHORT-TERM INVESTMENTS - 22.7%
	Repurchase Agreements - 2.0%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,526, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $1,556)
$1,526	2.45% dated 03/31/2008	$1,526
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $620, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $632)
620	2.40% dated 03/31/2008	620
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $4)
3	1.35% dated 03/31/2008	3
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,476, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $2,526)
2,476	2.50% dated 03/31/2008	2,476
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,324, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $2,370)
2,324	2.50% dated 03/31/2008	2,324

		6,949

Shares
Securities Purchased with Proceeds from Security Lending - 20.7%
Cash Collateral Reinvestment Fund:
73,107	Navigator Prime Portfolio	73,107

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
21	1.98%, 04/07/2008 ○	21
29	2.11%, 04/16/2008 ○	29

Hartford International Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending (continued)
	Federal Home Loan Bank Collateral Securities (continued):
	Federal Home Loan Bank (continued)
$194	5.35%, 06/15/2010		$204

			254

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
8	2.14%, 04/07/2008 ○		8
41	5.38%, 08/13/2010		42
—	5.50%, 07/20/2010		—

			50

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
—	5.25%, 06/15/2008		—

	U.S. Treasury Collateral Securities:
	U.S. Treasury Note
—	2.38%, 04/15/2011 ◄		—

			73,411

	Total short-term investments (Cost $80,360)		$80,360

	Total investments (Cost $428,576) ▲	119.4%	$423,365
	Other assets and liabilities	(19.4)%	(68,687)

	Total net assets	100.0%	$354,678

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.71% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $430,400 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,437
Unrealized Depreciation	(37,472)

Net Unrealized Depreciation	$(7,035)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $312,453, which represents 88.09% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
03/2004 - 05/2004	3,088	Far East Pharmaceutical Technology Co., Ltd.	$445

The aggregate value of these securities at March 31, 2008 rounds to zero.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$72	$73	04/01/08	$(1)
Australian Dollar (Buy)	137	138	04/02/08	(1)
Australian Dollar (Sell)	263	263	04/03/08	—
Euro (Sell)	881	879	04/01/08	(2)
Euro (Sell)	343	343	04/02/08	—
Euro (Sell)	9	9	04/02/08	—
Euro (Buy)	359	359	04/03/08	—
Hong Kong Dollar (Buy)	1,840	1,840	04/01/08	—
Hong Kong Dollar (Buy)	857	857	04/02/08	—
Japanese Yen (Buy)	342	343	04/01/08	(1)
Japanese Yen (Buy)	265	264	04/02/08	1
Japanese Yen (Sell)	3,177	3,175	04/03/08	(2)
Norwegian Krone (Sell)	1,087	1,090	04/01/08	3
Norwegian Krone (Sell)	701	698	04/02/08	(3)
Norwegian Krone (Buy)	345	345	04/03/08	—
Swiss Franc (Sell)	377	376	04/01/08	(1)

				$(7)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Industry
as of March 31, 2008

Percentage of
Industry	Net Assets
Basic Materials	16.8
Capital Goods	4.2
Consumer Cyclical	11.2
Consumer Staples	2.0
Energy	8.9
Finance	9.6
Health Care	15.2
Services	9.2
Technology	10.4
Transportation	6.0
Utilities	3.2
Short-Term Investments	22.7
Other Assets and Liabilities	(19.4)

Total	100.0%

Hartford LargeCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.6%
	Basic Materials - 2.8%
19	AK Steel Holding Corp. ▼	$1,056
8	Consol Energy, Inc.	519
16	Owens-Illinois, Inc. •	914
7	Precision Castparts Corp.	735
18	Shaw Group, Inc. • ▼	830

		4,054

	Capital Goods - 6.6%
11	3M Co.	886
20	Boeing Co.	1,517
23	Caterpillar, Inc.	1,824
37	Dresser-Rand Group, Inc. •	1,150
20	Honeywell International, Inc.	1,106
17	Illinois Tool Works, Inc.	820
10	National Oilwell Varco, Inc. •	572
12	Textron, Inc.	643
14	United Technologies Corp.	957

		9,475

	Consumer Cyclical - 12.4%
10	Abercrombie & Fitch Co. Class A	731
24	Altria Group, Inc.	535
17	Amazon.com, Inc. • ▼	1,205
6	AutoZone, Inc. •	729
23	Best Buy Co., Inc.	941
44	Big Lots, Inc. • ▼	983
17	Copart, Inc. •	651
12	Costco Wholesale Corp.	754
11	Foster Wheeler Ltd. •	640
20	GameStop Corp. Class A •	1,055
24	NIKE, Inc. Class B	1,639
3	NVR, Inc. • ▼	1,673
24	Philip Morris International, Inc. •	1,219
133	RadioShack Corp.	2,158
29	TJX Cos., Inc.	956
25	Wal-Mart Stores, Inc.	1,338
13	Yum! Brands, Inc.	495

		17,702

	Consumer Staples - 7.0%
24	Coca-Cola Co.	1,448
16	Colgate-Palmolive Co.	1,239
21	Kellogg Co.	1,088
13	Loews Corp. - Carolina Group	936
25	PepsiCo, Inc.	1,773
18	Procter & Gamble Co.	1,246
23	UST, Inc. ▼	1,265
17	William Wrigley, Jr. Co.	1,056

		10,051

	Energy - 5.2%
26	ENSCO International, Inc.	1,622
21	Exxon Mobil Corp.	1,797
75	Global Industries •	1,210
14	Schlumberger Ltd.	1,244
20	Tesoro Corp. ▼	597
16	W&T Offshore, Inc. ▼	532
34	Western Refining, Inc. ▼	454

		7,456

	Finance - 13.2%
19	Aetna, Inc.	779
25	Aflac, Inc.	1,624
40	Charles Schwab Corp.	751
15	CIGNA Corp.	617
1	CME Group, Inc.	629
19	Eaton Vance Corp.	589
26	Federated Investors, Inc.	1,010
69	GLG Partners, Inc. • ▼	822
22	Health Net, Inc. •	687
28	Humana, Inc. •	1,252
7	IntercontinentalExchange, Inc. •	913
43	Invesco Ltd.	1,050
43	Janus Capital Group, Inc.	1,001
8	Mastercard, Inc. ▼	1,806
11	PartnerRe Ltd.	862
21	Philadelphia Consolidated Holding Corp. •	666
10	Prudential Financial, Inc.	782
16	T. Rowe Price Group, Inc. ▼	785
21	UnitedHealth Group, Inc.	728
19	Wellcare Health Plans, Inc. • ▼	751
10	Wellpoint, Inc. •	446
14	XL Capital Ltd. Class A	411

		18,961

	Health Care - 15.6%
19	Abbott Laboratories	1,037
12	Allergan, Inc.	694
23	Amgen, Inc. •	948
8	Becton, Dickinson & Co.	695
31	Bristol-Myers Squibb Co.	662
23	Coventry Health Care, Inc. •	920
18	Eli Lilly & Co.	934
54	Endo Pharmaceuticals Holdings, Inc. •	1,283
38	Forest Laboratories, Inc. •	1,524
23	Herbalife Ltd.	1,083
24	Johnson & Johnson	1,583
18	McKesson Corp.	958
36	Medco Health Solutions, Inc. •	1,555
16	Medtronic, Inc.	788
34	Merck & Co., Inc.	1,281
14	Monsanto Co.	1,572
38	Sepracor, Inc. • ▼	748
101	Warner Chilcott Ltd. • ▼	1,811
36	Watson Pharmaceuticals, Inc. • ▼	1,056
29	Wyeth	1,203

		22,335

	Services - 8.5%
55	Accenture Ltd. Class A	1,948
22	Apollo Group, Inc. Class A •	938
32	Autodesk, Inc. •	1,020
13	DST Systems, Inc. • ▼	842
12	Express Scripts, Inc. •	778
6	Fluor Corp.	847
18	ITT Educational Services, Inc. • ▼	831
150	Regal Entertainment Group ▼	2,899
35	Synopsys, Inc. •	793
42	Walt Disney Co.	1,305

		12,201

	Technology - 26.7%
25	Adobe Systems, Inc. •	900
34	Analog Devices, Inc.	1,010

Hartford LargeCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
16	Apple, Inc. •	$2,339
51	Applied Materials, Inc.	997
57	BMC Software, Inc. •	1,841
81	Cisco Systems, Inc. •	1,939
21	Citrix Systems, Inc. • ▼	628
34	Corning, Inc.	817
10	Danaher Corp.	753
30	Dolby Laboratories, Inc. Class A •	1,077
118	EMC Corp. •	1,686
16	Emerson Electric Co.	803
6	First Solar, Inc. •	1,283
8	Garmin Ltd. ▼	421
4	Google, Inc. •	1,832
43	Hewlett-Packard Co.	1,945
87	Intel Corp.	1,833
17	International Business Machines Corp.	1,989
53	Juniper Networks, Inc. •	1,328
8	L-3 Communications Holdings, Inc. ▼	820
26	Lam Research Corp. •	1,001
12	Lockheed Martin Corp.	1,210
11	MEMC Electronic Materials, Inc. •	808
90	Microsoft Corp.	2,558
42	National Semiconductor Corp.	766
56	NVIDIA Corp. •	1,100
95	Oracle Corp. •	1,866
32	Qualcomm, Inc.	1,308
48	Texas Instruments, Inc.	1,357

		38,215

	Transportation - 0.6%
18	Frontline Ltd. ▼	842

	Total common stock (Cost $155,584)	$141,292

EXCHANGE TRADED FUNDS - 0.9%
	Other Investment Pools and Funds - 0.9%
23	iShares Russell 1000	$1,225

	Total exchange traded funds (Cost $1,260)	$1,225

	Total long-term investments (Cost $156,844)	$142,517

Principal
Amount
SHORT-TERM INVESTMENTS - 15.4%
	Repurchase Agreements - 0.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $190, collateralized by U.S. Treasury Note 9.88%, 2015, value of $195)
$190	1.30% dated 03/31/2008	$190
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $190, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $195)
190	1.25% dated 03/31/2008	190
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $177, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $180)
$177	1.30% dated 03/31/2008	$177

		557

		Market
Shares		Value +
	Securities Purchased with Proceeds from Security Lending - 15.0%
	Cash Collateral Reinvestment Fund:
17,396	Navigator Prime Portfolio	17,396

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
146	2.23%, 04/18/2008 ○		146

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
10	2.10%, 05/16/2008 ○		10
8	4.13%, 11/30/2009		8

			18

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
3,127	2.32%, 05/21/2008 ○		3,117
142	6.00%, 04/18/2036		156

			3,273

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
—	1.75%, 01/15/2028 ◄		—
4	5.25%, 11/15/2028		4
428	5.38%, 02/15/2031		496
—	6.00%, 02/15/2026		—
—	6.25%, 08/15/2023		—
—	8.13%, 08/15/2019		—
	U.S. Treasury Note
18	0.88%, 04/15/2010 ◄		21
117	1.88%, 07/15/2013 ◄		146
—	3.88%, 01/15/2009 ◄		—

			667

			21,500

	Total short-term investments (Cost $22,057)		$22,057

	Total investments (Cost $178,901) ▲	114.9%	$164,574
	Other assets and liabilities	(14.9)%	(21,317)

	Total net assets	100.0%	$143,257

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $179,809 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,126
Unrealized Depreciation	(21,361)

Net Unrealized Depreciation	$(15,235)

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.1%
	Basic Materials - 9.3%
250	Agrium, Inc.	$15,552
187	CF Industries Holdings, Inc.	19,408
162	Cleveland-Cliffs, Inc. ▼	19,351
365	Consol Energy, Inc.	25,234
439	FMC Corp.	24,338
193	Lupatech S.A.	5,884
400	Nucor Corp.	27,083
232	Peabody Energy Corp. ▼	11,847
193	Precision Castparts Corp.	19,650
988	Sealed Air Corp.	24,939
239	Teck Cominco Ltd. - Class B	9,789
636	Thompson Creek Metals Co., Inc •	11,612
230	United States Steel Corp.	29,218

		243,905

	Capital Goods - 2.7%
184	Alliant Techsystems, Inc. • ▼	19,029
951	Kennametal, Inc.	27,985
555	Toro Co. ▼	22,976

		69,990

	Consumer Cyclical - 14.3%
259	Abercrombie & Fitch Co. Class A	18,973
625	American Eagle Outfitters, Inc.	10,952
1,257	BJ’s Wholesale Club, Inc. •	44,862
514	BorgWarner, Inc.	22,117
910	Dick’s Sporting Goods, Inc. • ▼	24,370
317	Foster Wheeler Ltd. •	17,954
544	Gildan Activewear, Inc. • ▼	20,335
1,734	Greentown China Holdings † ▼	1,634
8,092	Li & Fung Ltd. † ▼	30,311
515	Liz Claiborne, Inc. ▼	9,355
48	NVR, Inc. • ▼	28,501
716	O’Reilly Automotive, Inc. •	20,415
152	Oshkosh Corp.	5,504
554	PACCAR, Inc.	24,948
846	Patterson Cos., Inc. • ▼	30,721
5,202	Peace Mark Holdings Ltd. † ▼	4,731
1,175	Supervalu, Inc.	35,214
441	Tiffany & Co.	18,439
125	Under Armour, Inc. Class A • ▼	4,582

		373,918

	Consumer Staples - 2.3%
675	Avon Products, Inc.	26,694
614	Clorox Co.	34,771

		61,465

	Energy - 10.0%
513	Cie Gen Geophysique ADR •	25,384
160	Diamond Offshore Drilling, Inc. ▼	18,577
847	Forest Oil Corp. •	41,454
466	Noble Energy, Inc.	33,947
1,000	Seadrill Ltd. † ▼	26,935
741	Southwestern Energy Co. •	24,958
463	St. Mary Land & Exploration Co.	17,833
1,309	UGI Corp.	32,630
512	Ultra Petroleum Corp. •	39,657

		261,375

	Finance - 10.2%
6,948	Aberdeen Asset Management plc †	19,104
96	Blackrock, Inc. ▼	19,561
480	Bovespa Holding S.A.	6,494
179	Everest Re Group Ltd.	16,026
363	Forest City Enterprises, Inc. Class A ▼	13,351
422	Humana, Inc. •	18,935
424	Huntington Bancshares, Inc.	4,555
461	Kimco Realty Corp.	18,065
125	M&T Bank Corp. ▼	10,046
874	National City Corp. ▼	8,696
666	Popular, Inc. ▼	7,763
267	T. Rowe Price Group, Inc.	13,355
450	UCBH Holdings, Inc. ▼	3,496
1,476	Unum Group	32,485
489	Waddell and Reed Financial, Inc. Class A	15,718
849	Washington Mutual, Inc. ▼	8,746
2,124	Western Union Co.	45,186
14	White Mountains Insurance Group Ltd.	6,542

		268,124

	Health Care - 16.4%
743	Amylin Pharmaceuticals, Inc. • ▼	21,697
829	Barr Pharmaceuticals, Inc. •	40,039
712	Beckman Coulter, Inc.	45,979
472	Brookdale Senior Living, Inc. ▼	11,274
357	Cephalon, Inc. • ▼	22,963
350	Charles River Laboratories International, Inc. •	20,653
1,330	Community Health Systems, Inc. • ▼	44,655
753	Elan Corp. plc ADR •	15,701
93	Intuitive Surgical, Inc. •	30,067
1,788	Millennium Pharmaceuticals, Inc. •	27,635
638	Perrigo Co.	24,076
627	Regeneron Pharmaceuticals, Inc. • ▼	12,038
692	Sepracor, Inc. •	13,508
773	St. Jude Medical, Inc. •	33,377
761	Universal Health Services, Inc. Class B	40,863
257	Varian Medical Systems, Inc. •	12,052
172	Zimmer Holdings, Inc. •	13,415

		429,992

	Services - 12.7%
3,149	Allied Waste Industries, Inc. •	34,037
691	Autodesk, Inc. •	21,737
356	C.H. Robinson Worldwide, Inc.	19,355
1,222	Cadence Design Systems, Inc. •	13,047
1,165	DreamWorks Animation SKG, Inc. •	30,041
1,192	Equifax, Inc. •	41,097
349	Factset Research Systems, Inc. ▼	18,795
115	Fluor Corp.	16,177
214	Focus Media Holding Ltd. ADR • ▼	7,512
79	ITT Educational Services, Inc. •	3,624
619	Manpower, Inc.	34,808
1,762	Republic Services, Inc.	51,518
1,168	Robert Half International, Inc.	30,069
65	Strayer Education, Inc. ▼	9,928

		331,745

	Technology - 14.7%
503	Activision, Inc. •	13,745
1,813	Altera Corp.	33,421
358	American Tower Corp. Class A •	14,037
963	BMC Software, Inc. •	31,300

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
497	Ciena Corp. • ▼	$15,332
177	Ctrip.Com International Ltd.	9,365
700	Electronic Arts, Inc. •	34,964
293	Equinix, Inc. • ▼	19,468
863	FLIR Systems, Inc. • ▼	25,959
555	Global Payments, Inc.	22,955
634	Lam Research Corp. •	24,243
759	Linear Technology Corp. ▼	23,294
1,151	McAfee, Inc. •	38,090
203	National Instruments Corp.	5,319
492	NetApp, Inc. •	9,865
263	Rockwell Collins, Inc.	15,042
344	THQ, Inc. • ▼	7,497
1,270	VeriSign, Inc. • ▼	42,211

		386,107

	Transportation - 3.2%
366	Con-way, Inc. ▼	18,125
269	Expeditors International of Washington, Inc. ▼	12,153
769	J.B. Hunt Transport Services, Inc. ▼	24,176
82	Kansas City Southern •	3,277
527	Landstar System, Inc.	27,509

		85,240

	Utilities - 2.3%
1,198	DPL, Inc. ▼	30,714
1,184	Northeast Utilities	29,063

		59,777

	Total common stock (Cost $2,558,840)	$2,571,638

Principal
Amount
SHORT-TERM INVESTMENTS - 20.1%
	Repurchase Agreements - 0.9%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5,260, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $5,365)
$5,260	2.45% dated 03/31/2008	$5,260
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,137, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $2,180)
2,137	2.40% dated 03/31/2008	2,137
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $12, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $12)
12	1.35% dated 03/31/2008	12
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,537, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $8,707)
8,537	2.50% dated 03/31/2008	8,537
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,010, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $8,171)
8,010	2.50% dated 03/31/2008	8,010

		23,956

Shares
Securities Purchased with Proceeds from Security Lending - 19.2%
Cash Collateral Reinvestment Fund:
458,749	Navigator Prime Portfolio	458,749

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
85	2.23%, 04/18/2008 ○		85
1,744	5.25%, 05/07/2010		1,786
—	5.50%, 06/25/2010		—

			1,871

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
423	2.10%, 05/16/2008 ○		422
1,985	4.13%, 11/30/2009		2,080
215	4.63%, 06/04/2015		219
2,682	6.00%, 06/05/2017		2,753

			5,474

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
13	2.32%, 05/21/2008 ○		12
140	5.25%, 08/01/2012		148
2,437	6.00%, 08/29/2016 - 04/18/2036		2,492
10,077	6.11%, 08/24/2027		10,699

			13,351

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
16,354	1.75%, 01/15/2028 ◄		16,391
—	3.88%, 04/15/2029 ◄		—
53	5.25%, 11/15/2028		61
12	6.00%, 02/15/2026		14
—	8.13%, 08/15/2019		—
	U.S. Treasury Note
17	0.88%, 04/15/2010 ◄		19
—	1.88%, 07/15/2013 ◄		—
6,034	3.88%, 01/15/2009 ◄		8,114

			24,599

			504,044

	Total short-term investments (Cost $528,000)		$528,000

	Total investments (Cost $3,086,840) ▲	118.2%	$3,099,638
	Other assets and liabilities	(18.2)%	(478,129)

	Total net assets	100.0%	$2,621,509

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.02% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $3,087,615 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$214,363
Unrealized Depreciation	(202,340)

Net Unrealized Appreciation	$12,023

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $82,715, which represents 3.16% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Hong Kong Dollar (Sell)	$457	$457	04/01/08	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 98.6%
	Basic Materials - 8.8%
3	Airgas, Inc. ▼	$150
4	Ball Corp. ▼	165
9	Cabot Corp. ▼	265
3	Carlisle Cos., Inc.	104
61	Chemtura Corp. ▼	448
4	Church & Dwight Co., Inc. ▼	193
71	Domtar Corp. • ▼	488
5	Lubrizol Corp. ▼	273
4	Massey Energy Co. ▼	137
11	Nalco Holding Co. ▼	224
4	Owens-Illinois, Inc. •	217
6	Packaging Corp. of America ▼	141
2	Rohm & Haas Co. ▼	124
12	RPM International, Inc. ▼	241
8	Sealed Air Corp. ▼	197
5	Steel Dynamics, Inc. ▼	152
18	Valspar Corp. ▼	349

		3,868

	Capital Goods - 4.5%
1	Alliant Techsystems, Inc. • ▼	126
3	Donaldson Co., Inc. ▼	133
2	Goodrich Corp.	137
7	International Game Technology ▼	283
5	Joy Global, Inc.	355
6	Lennox International, Inc. ▼	203
4	National Oilwell Varco, Inc. • ▼	225
3	Pall Corp.	116
2	Smith International, Inc. ▼	121
5	Textron, Inc.	279

		1,978

	Consumer Cyclical - 12.5%
4	Abercrombie & Fitch Co. Class A ▼	298
4	Advance Automotive Parts, Inc.	136
1	AutoZone, Inc. • ▼	109
3	Avery Dennison Corp.	123
8	Barnes & Noble, Inc. ▼	236
9	Copart, Inc. • ▼	361
7	Dick’s Sporting Goods, Inc. • ▼	194
4	Dollar Tree, Inc. •	110
4	Fastenal Co. ▼	188
4	Foster Wheeler Ltd. •	218
15	GameStop Corp. Class A • ▼	794
1	NVR, Inc. • ▼	446
3	Patterson Cos., Inc. • ▼	113
11	RadioShack Corp.	184
5	Reliance Steel & Aluminum ▼	314
4	Ross Stores, Inc. ▼	132
4	Scotts Miracle-Gro Co. Class A ▼	117
3	Sherwin-Williams Co. ▼	142
7	Tim Hortons, Inc. ▼	227
9	TJX Cos., Inc. ▼	299
13	Urban Outfitters, Inc. • ▼	392
10	Yum! Brands, Inc. ▼	359

		5,492

	Consumer Staples - 3.3%
6	Avon Products, Inc.	229
2	Clorox Co.	108
3	Hansen National Corp. • ▼	92
3	Loews Corp. - Carolina Group ▼	249
4	Pepsi Bottling Group, Inc. ▼	146
5	UST, Inc.	278
6	William Wrigley, Jr. Co. ▼	346

		1,448

	Energy - 10.6%
9	BJ Services Co. ▼	245
8	Chesapeake Energy Corp. ▼	369
2	Constellation Energy Group, Inc.	160
4	ENSCO International, Inc. ▼	221
6	Frontier Oil Corp.	155
7	Global Industries • ▼	111
10	Helix Energy Solutions Group, Inc. • ▼	317
2	Holly Corp. ▼	105
8	Nabors Industries Ltd. • ▼	282
2	Noble Corp.	117
1	Noble Energy, Inc.	108
8	Pride International, Inc. • ▼	280
6	Rowan Companies, Inc. ▼	233
6	Sunoco, Inc.	334
3	Superior Energy Services, Inc. • ▼	133
12	Tesoro Corp. ▼	354
6	Unit Corp. •	337
10	W&T Offshore, Inc. ▼	356
3	Weatherford International Ltd. • ▼	245
15	Western Refining, Inc. ▼	198

		4,660

	Finance - 13.5%
1	Affiliated Managers Group, Inc. • ▼	103
1	Blackrock, Inc. ▼	231
5	CIGNA Corp.	199
5	Eaton Vance Corp. ▼	163
7	Federated Investors, Inc. ▼	292
36	GLG Partners, Inc. • ▼	430
3	Health Care, Inc. ▼	142
6	Health Net, Inc. • ▼	191
10	Humana, Inc. •	435
2	IntercontinentalExchange, Inc. •	262
7	Invesco Ltd.	173
6	Janus Capital Group, Inc. ▼	143
3	Mastercard, Inc. ▼	691
8	Nasdaq Stock Market, Inc. •	321
3	Northern Trust Corp.	199
3	Nymex Holdings, Inc. ▼	227
3	PartnerRe Ltd. ▼	193
2	Principal Financial Group, Inc. ▼	111
3	ProLogis	172
6	T. Rowe Price Group, Inc. ▼	286
3	Taubman Centers, Inc. ▼	155
10	TD Ameritrade Holding Corp. • ▼	168
7	Ventas, Inc.	308
4	W.R. Berkley Corp.	105
7	Wellcare Health Plans, Inc. • ▼	261

		5,961

	Health Care - 7.2%
3	Allergan, Inc.	157
5	Amerisource Bergen Corp.	197
4	Barr Pharmaceuticals, Inc. •	170
3	Covance, Inc. •	221

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
6	Coventry Health Care, Inc. • ▼	$259
9	Endo Pharmaceuticals Holdings, Inc. •	219
3	Forest Laboratories, Inc. •	112
2	Henry Schein, Inc. • ▼	108
6	Herbalife Ltd. ▼	287
4	Hospira, Inc. •	152
5	ImClone Systems, Inc. • ▼	204
1	Intuitive Surgical, Inc. • ▼	312
4	Pharmaceutical Product Development, Inc.	172
10	Sepracor, Inc. • ▼	200
3	Varian Medical Systems, Inc. •	136
10	Watson Pharmaceuticals, Inc. • ▼	284

		3,190

	Services - 12.3%
8	Apollo Group, Inc. Class A •	340
8	Autodesk, Inc. • ▼	260
13	Broadridge Financial Solutions	236
2	Central European Media Enterprises Ltd. • ▼	133
11	CTC Media, Inc. • ▼	305
4	DST Systems, Inc. • ▼	272
13	Electronic Data Systems Corp.	213
6	Express Scripts, Inc. • ▼	370
1	Fluor Corp.	124
2	Harsco Corp. ▼	126
6	Hewitt Associates, Inc. • ▼	237
3	IDEXX Laboratories, Inc. • ▼	140
7	Iron Mountain, Inc. • ▼	182
2	Jacobs Engineering Group, Inc. • ▼	121
7	Liberty Global, Inc. • ▼	227
49	Novell, Inc. • ▼	310
4	Paychex, Inc. ▼	149
3	Pediatrix Medical Group, Inc. •	191
9	Regal Entertainment Group ▼	164
6	Republic Services, Inc. ▼	174
9	SEI Investments Co.	223
6	Stericycle, Inc. • ▼	301
9	Synopsys, Inc. •	209
9	URS Corp. • ▼	293
4	VCA Antech, Inc. •	107

		5,407

	Technology - 21.6%
18	Activision, Inc. •	483
3	Affiliated Computer Services, Inc. Class A • ▼	155
9	Agilent Technologies, Inc. • ▼	267
4	Analog Devices, Inc.	115
4	Applera Corp. — Applied Biosystems Group ▼	118
5	Arrow Electronics, Inc. •	177
14	BMC Software, Inc. • ▼	468
21	Brocade Communications Systems, Inc. • ▼	151
12	CA, Inc.	275
13	Citizens Communications Co. ▼	139
4	CommScope, Inc. • ▼	124
24	Compuware Corp. • ▼	175
4	Cree, Inc. • ▼	104
7	Dentsply International, Inc. ▼	251
12	Dolby Laboratories, Inc. Class A •	441
4	Electronic Arts, Inc. • ▼	177
1	First Solar, Inc. • ▼	271
4	Harris Corp. ▼	176
3	Hubbell, Inc. Class B	143
7	Intersil Corp. ▼	181
3	KLA-Tencor Corp.	113
2	L-3 Communications Holdings, Inc.	223
2	MEMC Electronic Materials, Inc. •	165
7	Microchip Technology, Inc. ▼	214
27	National Semiconductor Corp. ▼	498
9	NCR Corp. •	203
9	NetApp, Inc. •	170
7	NVIDIA Corp. •	129
18	QLogic Corp. •	278
4	Rockwell Collins, Inc.	235
6	SanDisk Corp. • ▼	130
9	SBA Communications Corp. • ▼	267
17	Seagate Technology ▼	349
7	Silicon Laboratories, Inc. • ▼	227
10	Telephone and Data Systems, Inc.	379
6	Teradata Corp. •	131
5	Trimble Navigation Ltd. • ▼	139
4	US Cellular Corp. • ▼	227
10	VeriSign, Inc. • ▼	331
6	Waters Corp. •	329
9	Western Digital Corp. •	253
4	Zebra Technologies Corp. Class A • ▼	137

		9,518

	Transportation - 1.1%
7	Frontline Ltd. ▼	313
3	Kirby Corp. • ▼	179

		492

	Utilities - 3.2%
27	CenterPoint Energy, Inc. ▼	382
38	Dynegy Holdings, Inc. • ▼	296
6	NRG Energy, Inc. • ▼	228
39	Sierra Pacific Resources ▼	495

		1,401

	Total common stock (Cost $47,609)	$43,415

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
2	iShares Russell Midcap Growth	$202

	Total exchange traded funds (Cost $206)	$202

	Total long-term investments (Cost $47,815)	$43,617

Principal
Amount
SHORT-TERM INVESTMENTS - 45.9%
Repurchase Agreements - 0.4%
BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $56, collateralized by U.S. Treasury Note 9.88%, 2015, value of $58)
$56	1.30% dated 03/31/2008	$56

Hartford MidCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $56, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $58)
$56	1.25% dated 03/31/2008	$56
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $53, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $53)
53	1.30% dated 03/31/2008	53

		165

Shares
Securities Purchased with Proceeds from Security Lending - 45.4%
Cash Collateral Reinvestment Fund:
19,712	Navigator Prime Portfolio	19,712

Principal
Amount
	Federal Home Loan Bank Collateral Securities:
	Federal Home Loan Bank
3	2.23%, 04/18/2008 ○		3

	Federal Home Loan Mortgage Corporation Collateral Securities:
	Federal Home Loan Mortgage Corporation
—	2.10%, 05/16/2008 ○		—
43	4.13%, 11/30/2009		46

			46

	Federal National Mortgage Association Collateral Securities:
	Federal National Mortgage Association
—	2.32%, 05/21/2008 ○		—
2	6.00%, 04/18/2036		3

			3

	U.S. Treasury Collateral Securities:
	U.S. Treasury Bond
7	1.75%, 01/15/2028 ◄		7
128	3.88%, 04/15/2029 ◄		225
1	5.25%, 11/15/2028		1
—	6.00%, 02/15/2026		—
—	6.25%, 08/15/2023		—
1	8.13%, 08/15/2019		2
	U.S. Treasury Note
—	0.88%, 04/15/2010 ◄		—
—	1.88%, 07/15/2013 ◄		—
—	3.88%, 01/15/2009 ◄		—

			235

			19,999

	U.S. Treasury Bills - 0.1%
$55	1.43%, 06/12/2008 ○		$55

	Total short-term investments (Cost $20,219)		$20,219

	Total investments (Cost $68,034) ▲	145.0%	$63,836
	Other assets and liabilities	(45.0)%	(19,802)

	Total net assets	100.0%	$44,034

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $68,125 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,980
Unrealized Depreciation	(6,269)

Net Unrealized Depreciation	$(4,289)

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 95.6%
	Basic Materials - 14.7%
171	Agrium, Inc.	$10,596
139	Arch Coal, Inc.	6,033
245	Celanese Corp.	9,548
392	Chemtura Corp.	2,880
52	Cleveland-Cliffs, Inc. ▼	6,231
54	Cytec Industries, Inc.	2,897
279	FMC Corp.	15,454
163	Greif, Inc.	11,066
12,350	Kingboard Laminates Holdings †	7,339
184	Owens-Illinois, Inc. •	10,383
292	Pactiv Corp. •	7,645
238	Pentair, Inc.	7,586
325	Rhodia S.A. † •	7,584
906	Uranium One, Inc. •	2,982
353	USEC, Inc. • ▼	1,307

		109,531

	Capital Goods - 7.6%
47	AGCO Corp. •	2,814
124	Alliant Techsystems, Inc. • ▼	12,786
19	Goodrich Corp.	1,064
268	Kennametal, Inc.	7,879
520	Teradyne, Inc. •	6,460
276	Toro Co. ▼	11,440
515	Varian Semiconductor Equipment Associates, Inc. •	14,495

		56,938

	Consumer Cyclical - 9.4%
440	American Eagle Outfitters, Inc. ▼	7,710
5,788	Buck Holdings L.P. † • ⌂	5,209
188	Copart, Inc. •	7,271
265	Liz Claiborne, Inc. ▼	4,806
281	MDC Holdings, Inc.	12,301
215	Newell Rubbermaid, Inc.	4,910
181	Office Depot, Inc. •	1,998
463	TRW Automotive Holdings Corp. •	10,818
188	United Stationers, Inc. • ▼	8,977
141	Wabco Holdings, Inc.	6,448

		70,448

	Consumer Staples - 5.6%
62	Bunge Ltd. Finance Corp. ▼	5,373
5,328	Chaoda Modern Agriculture †	6,086
238	Cosan Ltd. • ▼	2,931
495	Dean Foods Co. ▼	9,937
65	Marfig Frigorificos E Comer	667
18,695	Marine Harvest † •	10,997
209	Smithfield Foods, Inc. • ▼	5,394

		41,385

	Energy - 6.7%
408	Brasil Ecodiesel ADR •	1,065
758	Brasil EcoDiesel Industria • ■	1,976
186	Cie Gen Geophysique ADR • ▼	9,214
322	Newfield Exploration Co. •	17,018
123	Noble Energy, Inc.	8,947
471	UGI Corp.	11,732

		49,952

	Finance - 16.5%
102	Affiliated Managers Group, Inc. • ▼	9,210
335	AMBAC Financial Group, Inc. ▼	1,925
269	CIT Group, Inc.	3,189
94	Everest Re Group Ltd.	8,380
602	Genesis Lease Ltd.	8,758
216	Health Net, Inc. •	6,641
635	Huntington Bancshares, Inc.	6,824
303	Liberty Property Trust ▼	9,420
117	M&T Bank Corp.	9,432
498	PHH Corp. •	8,677
292	Platinum Underwriters Holdings Ltd.	9,478
629	Popular, Inc. ▼	7,329
283	Reinsurance Group of America, Inc. ▼	15,417
861	Sovereign Bancorp, Inc. ▼	8,024
363	Unum Group	7,981
96	Webster Financial Corp.	2,670

		123,355

	Health Care - 8.5%
402	Barr Pharmaceuticals, Inc. •	19,440
206	Cooper Co., Inc. ▼	7,079
383	Endo Pharmaceuticals Holdings, Inc. •	9,169
1,174	Impax Laboratories, Inc. •	10,922
432	Theravance, Inc. • ▼	4,543
284	West Pharmaceutical Services ▼	12,548

		63,701

	Services - 4.3%
330	CACI International, Inc. Class A •	15,022
60	Entercom Communications Corp. ▼	596
327	R.R. Donnelley & Sons Co.	9,896
196	URS Corp. •	6,404

		31,918

	Technology - 13.2%
586	Arrow Electronics, Inc. •	19,716
143	Embarq Corp.	5,738
802	Fairchild Semiconductor International, Inc. •	9,554
8,480	First Pacific Co., Ltd. †	5,608
1,372	Flextronics International Ltd. •	12,879
784	JDS Uniphase Corp. • ▼	10,503
335	McAfee, Inc. •	11,079
145	NCR Corp. •	3,301
452	Solar Cayman Ltd. † • ⌂	6,186
104	Teleflex, Inc.	4,952
391	Virgin Media, Inc.	5,496
37	Whirlpool Corp. ▼	3,185

		98,197

	Transportation - 3.9%
529	American Commercial Lines, Inc. • ▼	8,358
870	Northwest Airlines Corp. •	7,819
131	UAL Corp. ▼	2,810
534	Werner Enterprises, Inc. ▼	9,907

		28,894

	Utilities - 5.2%
455	Northeast Utilities	11,176
99	SBM Offshore N.V. †	3,192
780	Sierra Pacific Resources	9,846
332	Wisconsin Energy Corp.	14,605

		38,819

	Total common stock (Cost $747,372)	$713,138

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
PREFERRED STOCK - 0.1%
	Finance - 0.1%
106	Thornburg Mortgage, Inc. ▼ ۞	$451

	Total preferred stock (Cost $2,488)	$451

	Total long-term investments (Cost $749,860)	$713,589

Principal
Amount
SHORT-TERM INVESTMENTS - 15.5%
	Repurchase Agreements - 0.7%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,118, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $1,140)
$1,118	2.45% dated 03/31/2008	$1,118
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $454, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $463)
454	2.40% dated 03/31/2008	454
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $3)
3	1.35% dated 03/31/2008	3
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,815, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $1,851)
1,814	2.50% dated 03/31/2008	1,814
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,703, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $1,737)
1,703	2.50% dated 03/31/2008	1,703

		5,092

Shares
	Securities Purchased with Proceeds from Security Lending - 14.8%
	Cash Collateral Reinvestment Fund:
110,521	Goldman Sachs FS Prime Obligation/Institutional Fund		110,521

	Total short-term investments (Cost $115,613)		$115,613

	Total investments (Cost $865,473) ▲	111.2%	$829,202
	Other assets and liabilities	(11.2)%	(83,337)

	Total net assets	100.0%	$745,865

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.59% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $866,939 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$78,126
Unrealized Depreciation	(115,863)

Net Unrealized Depreciation	$(37,737)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $52,201, which represents 7.00% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $1,976, which represents 0.26% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	5,788	Buck Holdings L.P.	$5,794
03/2007	452	Solar Cayman Ltd.	6,779
     The aggregate value of these securities at March 31, 2008 was $11,395, which represents 1.53% of total net assets.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Canadian Dollar (Sell)	$2	$2	04/03/08	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Capital Goods - 1.4%
	Caterpillar, Inc.
$50,000	2.22%, 04/07/2008	$49,981

	Consumer Cyclical - 2.8%
	Eksportfinans AS
16,600	2.76%, 06/03/2008 ■	16,520
42,250	2.86%, 05/13/2008 ■	42,111
42,700	4.65%, 04/03/2008 ■	42,689

		101,320

	Consumer Staples - 3.7%
	KFW International Holdings
50,000	2.86%, 04/28/2008 ■	49,893
30,500	2.94%, 04/04/2008 ■	30,492
	Unilever Capital Corp.
50,750	2.93%, 08/11/2008 ■ Δ	50,739

		131,124

	Energy - 3.0%
	ConocoPhillips
22,000	2.38%, 05/28/2008 ■	21,918
18,000	2.76%, 05/06/2008	17,952
33,750	2.77%, 05/06/2008 ■	33,659
35,000	3.80%, 04/11/2008 ■	34,963

		108,492

	Finance - 85.0%
	American Express Credit Corp.
20,000	2.48%, 05/05/2008	19,953
22,000	2.54%, 06/17/2008	21,881
28,250	2.79%, 05/20/2008	28,143
23,000	2.96%, 04/22/2008	22,960
	American General Finance Corp.
28,000	2.50%, 04/14/2008	27,975
18,750	2.51%, 04/30/2008	18,712
26,000	2.87%, 04/01/2008	26,000
	American Honda Finance Corp.
27,250	2.82%, 04/02/2009 ■ Δ *	27,250
21,300	2.96%, 09/18/2008 ■ Δ	21,300
27,600	3.07%, 09/05/2008 ■ Δ ‡	27,621
9,500	3.14%, 08/06/2008 ■ Δ	9,496
	Australia & New Zealand Banking GR
33,750	2.44%, 06/02/2008 ■	33,609
20,000	3.01%, 05/06/2008 ■	19,942
19,700	3.79%, 04/21/2008 ■	19,659
25,500	4.58%, 04/02/2008 ■	25,497
	Bank of America Corp.
29,500	2.91%, 06/06/2008	29,344
34,200	3.23%, 04/21/2008	34,139
26,200	4.60%, 04/11/2008	26,167
	Bank of Nova Scotia
17,000	2.53%, 04/24/2008	16,973
33,750	2.72%, 05/13/2008	33,643
25,250	2.77%, 04/09/2009 ■ Δ	25,250
23,000	5.56%, 06/19/2008	22,872
	Bank of Scotland
11,000	2.74%, 04/11/2008	10,992
14,900	4.19%, 04/08/2008	14,888
	Caterpillar Financial Services Corp.
38,000	3.07%, 09/10/2008 Δ	37,964
	Citigroup Funding, Inc.
15,000	2.88%, 07/28/2008	14,860
	Citigroup Funding, Inc.
19,500	3.02%, 06/20/2008	19,370
27,300	4.92%, 05/01/2008	27,189
	Citigroup, Inc.
27,500	3.16%, 05/02/2008 Δ	27,501
	Danske Bank
22,000	2.51%, 08/19/2008 ■ Δ	22,000
25,400	2.68%, 06/12/2008	25,264
	Danske Corp.
29,500	2.44%, 04/21/2008	29,460
17,000	2.88%, 06/04/2008	16,913
	Federal Home Loan Bank
23,411	1.50%, 04/01/2008	23,411
36,000	2.09%, 06/25/2008	35,823
25,000	2.11%, 06/13/2008	24,894
40,000	2.17%, 06/11/2008	39,830
33,750	2.78%, 04/23/2008	33,693
30,500	2.85%, 04/30/2008	30,430
50,000	3.68%, 04/16/2008 ○	49,927
	Federal Home Loan Mortgage Corp.
42,000	2.08%, 08/15/2008	41,673
33,750	2.71%, 05/19/2008	33,628
29,000	3.61%, 04/25/2008	28,930
42,500	3.87%, 06/15/2008	42,525
	Federal National Mortgage Association
35,500	2.08%, 07/31/2008	35,255
36,000	2.72%, 05/14/2008	35,884
34,000	2.73%, 05/14/2008	33,890
50,000	3.44%, 06/27/2008	49,588
14,400	3.86%, 05/02/2008	14,352
41,000	3.91%, 04/09/2008	40,964
	General Electric Capital Corp.
20,000	2.38%, 07/18/2008	19,858
19,400	2.62%, 03/24/2009 Δ	19,400
28,750	2.91%, 04/24/2008	28,697
17,750	2.98%, 12/12/2008 Δ	17,751
29,200	3.12%, 05/19/2008 Δ	29,201
25,000	4.12%, 05/08/2008	24,895
	Goldman Sachs Group, Inc.
36,500	2.32%, 04/17/2008	36,462
34,500	3.94%, 05/23/2008	34,305
	HBOS Treasury Services plc
26,440	3.06%, 09/08/2008 ■ Δ	26,439
25,900	3.17%, 04/29/2008	25,836
	HSBC Finance Corp.
19,000	2.35%, 04/24/2008	18,972
31,000	2.36%, 05/22/2008	30,897
22,500	3.10%, 09/06/2008 Δ	22,500
	John Deere Capital Corp.
40,300	2.81%, 04/29/2008 ■	40,212
	JP Morgan Chase & Co.
20,000	3.01%, 05/05/2008	19,943
50,000	3.06%, 04/25/2008	49,898
26,200	3.11%, 09/02/2008 Δ	26,200
	Kreditanstalt fuer Wiederaufbau
22,000	2.73%, 05/05/2008 ■	21,944
15,000	2.85%, 04/15/2008 ■	14,983
	Lehman Brothers Holdings, Inc.
22,000	2.84%, 11/26/2008 Δ	22,000
16,500	3.02%, 05/21/2008 ■	16,431

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
	Finance (continued)
	Merrill Lynch & Co., Inc.
$22,000	2.74%, 08/22/2008 Δ		$22,000
29,000	3.11%, 06/26/2008 Δ		29,003
	Morgan Stanley Dean Witter, Inc.
21,250	3.07%, 08/04/2008		21,026
21,000	5.03%, 05/19/2008		20,860
	Nordea Bank Ab
21,700	3.05%, 09/08/2008 ■ Δ		21,700
	Nordea Bank Finland NY
24,500	3.05%, 04/09/2009 Δ		24,388
	Nordea North America
25,500	2.71%, 05/15/2008		25,416
27,000	2.77%, 05/13/2008		26,913
	Royal Bank of Scotland Group plc
11,000	2.48%, 04/24/2008		10,983
24,650	2.74%, 06/18/2008		24,505
17,250	3.03%, 05/09/2008		17,195
37,500	4.86%, 04/14/2008 ■		37,435
	Skandinav Enskilda Bank
15,000	2.75%, 04/10/2008 ■		14,990
34,000	3.18%, 04/17/2008 ■		33,952
	Skandinaviska Enskilda Bank Ab
21,500	2.59%, 08/22/2008 ■ Δ		21,516
	Skandinaviska Enskilda Bank NY
21,600	3.07%, 09/08/2008 ■ Δ		21,600
	State Street Bank and Trust Co.
13,000	2.54%, 05/20/2008		13,000
	State Street Corp.
27,000	2.74%, 04/22/2008		26,957
38,000	2.80%, 06/10/2008		38,000
	Svenska Handelsbanken Ab
22,000	2.86%, 03/13/2009 ■ Δ		22,000
21,000	2.98%, 05/12/2008		20,929
28,750	3.05%, 04/08/2008		28,733
15,400	4.75%, 02/06/2009 ■ Δ		15,400
	Swedbank
21,000	2.74%, 05/27/2008		20,911
29,000	3.07%, 06/05/2008		28,840
12,250	4.61%, 04/03/2008		12,247
32,500	4.69%, 04/08/2008		32,470
	Toyota Motor Credit Corp.
53,000	2.13%, 07/17/2008 Δ		53,000
33,000	2.86%, 05/16/2008		32,882
42,750	3.02%, 04/28/2008		42,654
	UBS Finance LLC
30,000	2.95%, 07/08/2008		29,761
17,000	3.04%, 05/27/2008		16,920
24,500	4.92%, 04/07/2008		24,480
	Wachovia Bank NA
38,000	2.64%, 06/27/2008 Δ		38,004
25,250	4.67%, 10/03/2008 Δ		25,262
34,000	4.83%, 02/04/2009 Δ		34,000
	Wells Fargo & Co.
27,000	2.47%, 04/30/2008		26,946
29,500	2.53%, 04/23/2008		29,500
20,000	2.70%, 04/02/2008		20,000
22,000	2.86%, 03/18/2009 Δ		22,000
	Westpac Banking Corp.
10,000	2.69%, 06/05/2008 ■		9,952
21,600	2.82%, 09/15/2008 ■ Δ		21,600
25,750	3.31%, 01/28/2009 Δ		25,882
35,000	3.74%, 04/18/2008 ■		34,938

			3,047,058

	Health Care - 2.3%
	AstraZeneca plc
21,500	2.96%, 06/19/2008 ■		21,361
28,800	4.17%, 06/03/2008 ■		28,591
33,150	4.33%, 04/28/2008 ■		33,043

			82,995

	Services - 1.0%
	Walt Disney Co.
35,000	2.74%, 04/15/2008		34,963

	Technology - 1.5%
	John Deere Capital Corp.
17,000	2.21%, 06/09/2008		16,928
35,000	2.61%, 04/04/2008 ■		34,993

			51,921

	Total investments (Cost $3,607,854) ▲	100.7%	$3,607,854
	Other assets and liabilities	(0.7)%	(23,376)

	Total net assets	100.0%	$3,584,478

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 25.68% of total net assets at March 31, 2008.

▲	Also represents cost for tax purposes.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $1,047,688, which represents 29.23% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2008 was $27,250.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.
Diversification by Country
as of March 31, 2008

Percentage of
Country	Net Assets
Australia	4.6
Canada	2.1
Denmark	0.6
Finland	0.7
Germany	1.0
Norway	2.8
Sweden	6.5
Switzerland	0.4
United Kingdom	7.0
United States	75.0
Other Assets and Liabilities	(0.7)

Total	100.0%

Hartford Mortgage Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 32.4%
	Finance - 32.4%
	Ameriquest Mortgage Securities, Inc.
$1,778	4.21%, 09/25/2032 Δ ‡	$1,621
	Ansonia CDO Ltd.
3,800	2.98%, 07/28/2046 ⌂ Δ	1,140
	Arbor Realty Mortgage Securities
5,000	3.63%, 01/26/2042 ⌂ Δ	3,096
	Banc of America Commercial Mortgage, Inc.
37,100	4.83%, 07/11/2043 ⌂ ►	1,073
	Banc of America Large Loan
3,000	3.06%, 10/15/2019 ⌂ Δ	2,678
	Bayview Commercial Asset Trust
31,251	7.00%, 07/25/2037 ⌂ ►	3,691
34,494	7.50%, 09/25/2037 ⌂ ►	4,577
	Bayview Financial Acquisition Trust
1,100	4.25%, 05/28/2037 ⌂ Δ	550
700	5.60%, 05/28/2037 ⌂ Δ	315
	Bear Stearns Asset Backed Securities, Inc.
1,994	3.70%, 05/25/2037 ⌂ Δ	399
	Bear Stearns Commercial Mortgage Securities, Inc.
30,406	4.85%, 08/15/2038 ⌂ ►	1,368
	Carrington Mortgage Loan Trust
1,668	4.25%, 02/25/2037 ⌂ Δ	252
	CBA Commercial Small Balance Commercial Mortgage
920	6.09%, 07/25/2039 ⌂ Δ	555
970	6.50%, 07/25/2039 ⌂ Δ	454
23,637	7.25%, 07/25/2039 ⌂ ►	2,270
	Citigroup Commercial Mortgage Trust
2,500	3.06%, 08/15/2021 ⌂ Δ	2,232
5,000	5.70%, 12/10/2049 Δ	4,961
	Citigroup Mortgage Loan Trust, Inc.
9,104	5.92%, 07/25/2037 ⌂ Δ	8,610
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,000	5.65%, 10/15/2048	6,436
	Commercial Mortgage Pass-Through Certificates
4,338	3.11%, 12/15/2020 ⌂ Δ	3,936
	Countrywide Alternative Loan Trust
3,113	2.85%, 10/25/2035 ⌂ Δ	2,861
	Countrywide Asset-Backed Certificates
8,500	5.57%, 11/25/2035	7,067
	Countrywide Home Loan Mortgage Pass-Through Trust
4,189	5.00%, 01/25/2019	4,211
	Credit Suisse Mortgage Capital Certificates
1,089	3.62%, 09/15/2021 ⌂ Δ	941
	CS First Boston Mortgage Securities Corp.
42,773	4.01%, 03/15/2035 ⌂ ►	1,066
	Deutsche Alt-A Securities, Inc.
6,521	5.56%, 02/25/2036 Δ	5,364
	DLJ Mortgage Acceptance Corp. Class B1
32	7.25%, 09/18/2011 ⌂	32
	DLJ Mortgage Acceptance Corp. Class B2
11	7.25%, 09/18/2011 ⌂	11
	First Franklin Mortgage Loan Asset Backed Certificates
589	5.07%, 07/25/2033 ⌂ Δ	243
	Green Tree Financial Corp.
170	7.30%, 01/15/2026	175
	Greenwich Capital Commercial Funding Corp.
4,000	3.32%, 11/05/2021 ■ Δ	3,508
	Indymac Index Mortgage Loan Trust
8,717	2.84%, 06/25/2037 ⌂ Δ	5,859
	LB-UBS Commercial Mortgage Trust
30,666	4.25%, 12/15/2036 ⌂ ►	729
	Lehman XS Trust
4,805	6.50%, 05/25/2037 ⌂ Δ	4,686
	LNR CDO Ltd.
2,800	3.03%, 05/28/2043 ⌂ Δ	1,120
	Mach One Trust Commercial Mortgage-Backed
27,778	6.09%, 05/28/2040 ⌂ ►	829
	Master Asset Backed Securities Trust
407	3.72%, 05/25/2033 Δ	406
2,000	5.30%, 05/25/2033 Δ ‡	1,874
	Master Asset Securitization Trust
3,536	5.00%, 12/25/2018 ⌂	3,555
	Merrill Lynch Floating Trust
4,250	3.02%, 06/15/2022 ⌂ Δ	3,809
	Merrill Lynch Mortgage Investors, Inc.
1,303	4.25%, 05/25/2032 Δ	1,132
	Merrill Lynch Mortgage Trust
5,000	5.24%, 11/12/2035 ‡	4,928
	Merrill Lynch/Countrywide Commercial Mortgage Trust
10,000	5.20%, 12/12/2049 ‡	8,890
	Morgan Stanley ABS Capital I
3,750	4.10%, 11/25/2032 Δ ‡	2,716
	Morgan Stanley Capital
5,500	2.92%, 10/15/2020 ■ Δ	5,079
	Morgan Stanley Capital I
4,900	5.69%, 04/15/2049 Δ	4,825
	Renaissance Home Equity Loan Trust
3,330	7.00%, 09/25/2037 ⌂	834
1,700	7.50%, 04/25/2037 - 06/25/2037 ⌂	194
	Residential Asset Mortgage Products, Inc.
2,480	5.70%, 10/25/2031	2,413
	Spirit Master Funding LLC
5,780	5.76%, 03/20/2024 ■	5,248
	Structured Asset Securities Corp.
4,413	3.60%, 02/25/2033 Δ	4,185
2,000	5.10%, 02/25/2037 ⌂ Δ	290

	Total asset & commercial mortgage backed securities (Cost $169,013)	$139,294

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.2%
	Finance - 0.2%
	North Street Referenced Linked Notes
$1,500	4.30%, 07/30/2010 ⌂ Δ	$1,095

	Total corporate bonds: non-investment grade (Cost $1,350)	$1,095

Hartford Mortgage Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES - 80.7%
	Federal Home Loan Mortgage Corporation -25.5%
	Mortgage Backed Securities:
$1,435	4.50%, 2018 ‡	$1,433
3,058	4.94%, 2035 Δ ‡	3,103
24,000	5.50%, 2022 *	24,480
25,071	5.50%, 2034 ‡	25,384
9,807	5.95%, 2037 Δ ‡	10,009
1,165	6.00%, 2022 - 2034	1,203
20,500	6.00%, 2038 *	21,019
1,603	6.50%, 2014 - 2017	1,682
1,311	7.00%, 2026 - 2032	1,387
666	7.00%, 2032 ‡	707
35	7.50%, 2024 - 2025	37
100	8.00%, 2013 - 2024	109
12	8.50%, 2009 - 2024	13
21	8.50%, 2010 ‡	22
1	9.50%, 2008	1
63	10.00%, 2020	74

		90,663

	Remic - Pac’s:
6,895	5.00%, 2034	6,681

	Remic - Z Bonds:
13,037	5.50%, 2033 Φ	12,430

		109,774

	Federal National Mortgage Association -29.6%
	Mortgage Backed Securities:
5,457	4.74%, 2035 Δ	5,515
20,743	5.00%, 2018 - 2035	20,688
13,904	5.34%, 2037 Δ	14,158
8,179	5.50%, 2033	8,283
7,878	5.53%, 2037 Δ	8,008
8,461	5.94%, 2037 Δ	8,608
20,561	6.00%, 2023 - 2035	21,204
3,689	6.00%, 2037 Δ	3,758
23,079	6.50%, 2028 - 2037	24,030
3,600	6.50%, 2038 *	3,728
3,264	7.00%, 2011 - 2032	3,442
267	8.00%, 2029 - 2031	291
71	9.00%, 2021	78

		121,791

	Remic - IO & IO-Ette:
17,704	5.50%, 2037 ►	3,569

	Remic - Pac’s:
1,638	6.50%, 2031	1,723

	Zero Coupon:
3	11.00%, 2009 ○	3

		127,086

	Government National Mortgage Association -11.5%
	Mortgage Backed Securities:
35,600	6.00%, 2038 *	36,690
4,906	6.00%, 2033 ‡	5,085
4,525	6.50%, 2028 - 2032 ‡	4,726
2,079	7.00%, 2032 ‡	2,220
612	7.50%, 2022 - 2030 ‡	659
122	8.50%, 2017 - 2030 ‡	135
51	9.50%, 2009 ‡	53

		49,568

	Other Government Agencies - 14.1%
	Small Business Administration Participation Certificates:
3,428	5.12%, 2026	3,468
2,270	5.23%, 2027 ‡	2,294
4,972	5.31%, 2027	5,041
3,037	5.32%, 2027	3,104
5,169	5.32%, 2027 ‡	5,269
5,211	5.36%, 2026	5,309
3,892	5.37%, 2026	3,983
4,736	5.56%, 2027	4,868
10,000	5.57%, 2027	10,254
4,461	5.71%, 2027	4,594
3,860	5.82%, 2027 ‡	4,037
8,201	6.30%, 2019	8,536

		60,757

	Total U.S. government agencies (Cost $342,689)	$347,185

	Total long-term investments (Cost $513,052)	$487,574

SHORT-TERM INVESTMENTS - 6.4%
	Repurchase Agreements - 6.2%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $9,148, collateralized by U.S. Treasury Note 9.88%, 2015, value of $9,374)
$9,148	1.30% dated 03/31/2008	$9,148
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $9,148, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $9,391)
9,148	1.25% dated 03/31/2008	9,148
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $8,514, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $8,688)
8,514	1.30% dated 03/31/2008	8,514

		26,810

	U.S. Treasury Bills - 0.2%
575	1.19%, 06/12/2008 ○ □	574

Total short-term investments (Cost $27,384)		$27,384

Total investments (Cost $540,436) ▲	119.7%	$514,958
Other assets and liabilities	(19.7)%	(84,705)

Total net assets	100.0%	$430,253

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $540,803 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,871
Unrealized Depreciation	(31,716)

Net Unrealized Depreciation	$(25,845)

Hartford Mortgage Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $13,835, which represents 3.22% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2008 was $85,176.

Φ	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	3,800	Ansonia CDO Ltd., 2.98%, 07/28/2046 - 144A	$3,800
11/2006	5,000	Arbor Realty Mortgage Securities, 3.63%, 01/26/2042 - 144A	5,000
02/2003	37,100	Banc of America Commercial Mortgage, Inc., 4.83%, 07/11/2043 - 144A	1,079
10/2006	3,000	Banc of America Large Loan, 3.06%, 10/15/2019 - 144A	3,000
05/2007	31,251	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	4,433
08/2007	34,494	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	4,757
04/2007	1,100	Bayview Financial Acquisition Trust, 4.25%, 05/28/2037	1,100
04/2007	700	Bayview Financial Acquisition Trust, 5.60%, 05/28/2037	676
04/2007	1,994	Bear Stearns Asset Backed Securities, Inc., 3.70%, 05/25/2037	1,994
02/2003	30,406	Bear Stearns Commercial Mortgage Securities, Inc., 4.85%, 08/15/2038 - 144A	1,397
03/2007	1,668	Carrington Mortgage Loan Trust, 4.25%, 02/25/2037	1,668
05/2007	920	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	920
05/2007	970	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	970
05/2007	23,637	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	2,097
10/2006	2,500	Citigroup Commercial Mortgage Trust, 3.06%, 08/15/2021 - 144A	2,500
08/2007	9,104	Citigroup Mortgage Loan Trust, Inc., 5.92%, 07/25/2037	9,086
10/2006	4,338	Commercial Mortgage Pass-Through Certificates, 3.11%, 12/15/2020 - 144A	4,338
01/2007	3,113	Countrywide Alternative Loan Trust, 2.85%, 10/25/2035	3,113
11/2006	1,089	Credit Suisse Mortgage Capital Certificates, 3.62%, 09/15/2021 - 144A	1,089
02/2003	42,773	CS First Boston Mortgage Securities Corp., 4.01%, 03/15/2035 - 144A	1,143
08/1996	32	DLJ Mortgage Acceptance Corp. Class B1, 7.25%, 09/18/2011 - 144A	32
08/1996	11	DLJ Mortgage Acceptance Corp. Class B2, 7.25%, 09/18/2011 - 144A	11
06/2003	589	First Franklin Mortgage Loan Asset Backed Certificates, 5.07%, 07/25/2033	589
04/2007 - 02/2008	8,717	Indymac Index Mortgage Loan Trust, 2.84%, 06/25/2037	8,717
03/2003	30,666	LB-UBS Commercial Mortgage Trust, 4.25%, 12/15/2036 - 144A	681
10/2007	4,805	Lehman XS Trust, 6.50%, 05/25/2037 4	,752
11/2006	2,800	LNR CDO Ltd., 3.03%, 05/28/2043 - 144A	2,806
07/2004	27,778	Mach One Trust Commercial Mortgage-Backed, 6.09%, 05/28/2040 - 144A	875
07/2004 - 09/2005	3,536	Master Asset Securitization Trust, 5.00%, 12/25/2018	3,539
10/2006	4,250	Merrill Lynch Floating Trust, 3.02%, 06/15/2022 - 144A	4,250
11/2006	1,500	North Street Referenced Linked Notes, 4.30%, 07/30/2010 - 144A	1,350
08/2007	3,330	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	2,710
05/2007	1,700	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 - 06/25/2037	1,554
03/2007	2,000	Structured Asset Securities Corp., 5.10%, 02/25/2037	1,870

The aggregate value of these securities at March 31, 2008 was $65,350, which represents 15.19% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	1,059	Long	Jun 2008	$1,205
5 Year U.S. Treasury Note	228	Long	Jun 2008	347
10 Year U.S. Treasury Note	753	Short	Jun 2008	(1,584)
U.S. Long Bond	113	Short	Jun 2008	(67)

				$(99)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.5%
	Basic Materials - 9.2%
83	Alpha Natural Resources, Inc. •	$3,623
236	Arch Coal, Inc.	10,279
64	Cabot Microelectronics Corp. •	2,061
49	Century Aluminum Co. •	3,258
51	Ceradyne, Inc. •	1,625
34	CF Industries Holdings, Inc.	3,554
223	Church & Dwight Co., Inc.	12,088
14	Curtis-Wright Corp.	571
56	Drew Industries • ▼	1,367
45	Dynamic Materials Corp.	1,961
198	FMC Corp.	10,974
156	Foundation Coal Holdings, Inc.	7,873
216	Greif, Inc. ▼	14,637
111	Hercules, Inc.	2,027
11	Horsehead Holding Corp. •	129
1,034	Kingboard Chemical Holdings Ltd. †	3,683
134	Lupatech S.A.	4,095
11	Matthews International Corp. Class A	519
289	OfficeMax, Inc.	5,537
146	Owens-Illinois, Inc. •	8,260
473	Rexam plc †	4,009
260	Sealed Air Corp.	6,560
246	Sturm Ruger & Co., Inc. • ▼	2,026
207	Tempur-Pedic International, Inc. ▼	2,280
271	Terra Industries, Inc. • ▼	9,638
80	Tupperware Brands Corp.	3,093
54	Valmont Industries, Inc.	4,705

		130,432

	Capital Goods - 5.1%
85	Bally Technologies, Inc. •	2,904
32	Blue Nile, Inc. • ▼	1,749
28	Bucyrus International, Inc.	2,867
18	Columbus McKinnon Corp. •	570
8	Daktronics, Inc.	136
56	Dril-Quip, Inc. •	2,617
189	Entegris, Inc. •	1,362
95	Flotek Industries, Inc. • ▼	1,381
74	Flowserve Corp.	7,751
9	Heico Corp.	433
118	Hexcel Corp. • ▼	2,247
27	II-VI, Inc. •	1,017
175	Kennametal, Inc.	5,140
40	Lufkin Industries, Inc.	2,581
393	Marvel Entertainment, Inc. • ▼	10,526
42	NATCO Group, Inc. •	1,980
13	Nordson Corp.	709
69	Orbital Sciences Corp. •	1,671
221	Pall Corp.	7,767
137	Rudolph Technologies, Inc. •	1,335
36	T-3 Energy Services, Inc. •	1,522
118	Tessera Technologies, Inc. •	2,446
154	TransDigm Group, Inc. •	5,719
75	WMS Industries, Inc. •	2,711
93	Woodward Governor Co.	2,476

		71,617

	Consumer Cyclical - 11.1%
15	1-800-Flowers.com, Inc. •	126
148	Aeropostale, Inc. •	4,011
285	Big Lots, Inc. • ▼	6,351
343	BJ’s Wholesale Club, Inc. •	12,242
49	The Buckle, Inc.	2,207
72	Cash America International, Inc.	2,617
3	Cato Corp.	50
39	CBRL Group, Inc.	1,399
28	Cental Euro Distribution Corp. • ▼	1,615
52	Chemed Corp.	2,192
29	Chipotle Mexican Grill, Inc. •	2,793
197	Christopher & Banks Corp.	1,971
4	Conns, Inc. • ▼	58
262	Darden Restaurants, Inc.	8,513
36	Deckers Outdoor Corp. •	3,914
293	Dick’s Sporting Goods, Inc. •	7,840
158	Dufry Group	15,878
44	Great Atlantic & Pacific Tea Co., Inc. •	1,147
30	Green Mountain Coffee Roasters • ▼	947
118	Herman Miller, Inc.	2,897
102	Integrated Electrical Services, Inc. • ▼	1,604
63	J. Crew Group, Inc. •	2,795
87	JOS A. Bank Clothiers, Inc. • ▼	1,793
100	Lear Corp. • ▼	2,588
624	LKQ Corp. •	14,013
110	Men’s Wearhouse, Inc.	2,563
3	Nuco2, Inc. •	73
75	Owens & Minor, Inc. ▼	2,957
220	Patterson Cos., Inc. •	7,990
99	Perini Corp. •	3,596
108	PSS World Medical, Inc. •	1,793
4	Sigma Designs, Inc. • ▼	80
59	Sonic Corp. •	1,298
283	Sotheby’s Holdings ▼	8,174
68	UbiSoft Entertainment S.A. † •	5,879
45	United Stationers, Inc. •	2,148
187	VistaPrint Ltd. • ▼	6,529
106	Walter Industries	6,618
89	Warnaco Group, Inc. •	3,511
224	Zumiez, Inc. • ▼	3,518

		158,288

	Consumer Staples - 0.8%
69	Cal-Maine Foods, Inc. ▼	2,298
46	Chattem, Inc. • ▼	3,064
92	Flowers Foods, Inc.	2,276
13	Lancaster Colony Corp.	529
12	Ralcorp Holdings, Inc. •	671
148	Vector Group Ltd. ▼	2,601

		11,439

	Energy - 5.6%
57	Arena Resources, Inc. •	2,187
59	Atwood Oceanics, Inc. • ▼	5,395
39	Bill Barrett Corp. • ▼	1,827
261	Cabot Oil & Gas Corp.	13,293
256	Cal Dive International, Inc. • ▼	2,659
36	Complete Production Services, Inc. •	834
53	Comstock Resources, Inc. •	2,138
29	Contango Oil & Gas Co. •	1,878
31	Dawson Geophysical Co. •	2,103
107	Delek U.S. Holdings, Inc.	1,361
83	Delta Petroleum Corp. • ▼	1,867

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
286	Denbury Resources, Inc. •	$8,161
179	Forest Oil Corp. •	8,756
79	Goodrich Petroleum Corp. • ▼	2,370
410	Grey Wolf, Inc. • ▼	2,781
92	Hercules Offshore, Inc. • ▼	2,319
85	Mariner Energy, Inc. • ▼	2,285
40	Penn Virginia Corp.	1,775
177	Petrohawk Energy Corp. •	3,575
129	PetroQuest Energy, Inc. •	2,233
487	Warren Resources, Inc. •	5,779
3	WD40 Co.	92
51	W-H Energy Services •	3,484

		79,152

	Finance - 11.2%
504	Aercap Holdings N.V. • ▼	8,868
176	Aircastle Ltd. ▼	1,979
22	Alexandria Real Estate Equities, Inc. ▼	2,040
304	Allied World Assurance Holdings Ltd.	12,054
531	Babcock and Brown Wind Partners †	750
187	Centene Corp. •	2,614
634	Covanta Holding Corp. •	17,435
56	Digital Realty Trust, Inc.	1,977
116	eHealth, Inc. • ▼	2,571
34	Equity Lifestyle Properties, Inc.	1,666
38	FCStone Group, Inc. •	1,054
31	GFI Group, Inc.	1,793
65	Greenhill & Co., Inc. ▼	4,517
23	Grubb & Ellis Co.	156
166	HealthExtras, Inc. •	4,131
5	Heartland Payment Systems, Inc.	106
32	Home Properties of New York, Inc.	1,531
198	Huntington Bancshares, Inc.	2,133
37	IHOP Corp. ▼	1,766
183	Interactive Brokers Group •	4,696
96	International Bancshares Corp.	2,167
188	Knight Capital Group, Inc. •	3,049
927	Liberty Acquisition Holdings Corp. • ▼	9,641
119	MB Financial, Inc. ▼	3,661
61	Mercadolibre, Inc. • ▼	2,413
536	MF Global Ltd. • ▼	5,316
85	Morningstar, Inc. • ▼	5,220
90	Nationwide Health Properties, Inc. ▼	3,029
354	Net 1 UEPS Technologies, Inc. •	7,968
145	optionsXpress Holdings, Inc. ▼	3,000
339	ProAssurance Corp. • ▼	18,271
101	Signature Bank •	2,572
63	Solera Holdings, Inc. •	1,539
205	Sovereign Bancorp, Inc.	1,911
190	Sunstone Hotel Investors, Inc.	3,048
30	SVB Financial Group •	1,317
20	Tanger Factory Outlet Center ▼	752
425	UCBH Holdings, Inc. ▼	3,298
74	Universal American Financial Corp. •	788
169	Waddell and Reed Financial, Inc. Class A	5,437
24	World Acceptance Corp. •	765

		158,999

	Health Care - 17.0%
166	Accuray, Inc. • ▼	1,294
95	Acorda Therapeutics, Inc. • ▼	1,714
47	Affymetrix, Inc. • ▼	827
17	Albany Molecular Research, Inc. •	203
32	Alexion Pharmaceuticals, Inc. • ▼	1,925
557	Alkermes, Inc. • ▼	6,616
167	Alliance Imaging, Inc. •	1,436
78	Alnylam Pharmaceuticals, Inc. • ▼	1,912
47	Amedisys, Inc. •	1,846
338	American Oriental Bioengineering, Inc. • ▼	2,741
178	Amylin Pharmaceuticals, Inc. • ▼	5,214
47	Angiodynamics, Inc. •	542
212	Applera Corp. - Celera Group •	3,117
173	Apria Healthcare Group, Inc. •	3,414
442	Arena Pharmaceuticals, Inc. • ▼	3,022
83	ArthroCare Corp. • ▼	2,779
45	Auxilium Pharmaceuticals, Inc. •	1,195
193	Barr Pharmaceuticals, Inc. •	9,320
147	Biomarin Pharmaceutical, Inc. •	5,196
7	Celgene Corp. •	419
67	Cephalon, Inc. •	4,331
270	Charles River Laboratories International, Inc. •	15,937
138	Cubist Pharmaceuticals, Inc. •	2,541
347	Dr. Reddy’s Laboratories Ltd. ADR ▼	5,020
190	Enzon, Inc. • ▼	1,747
571	HealthSouth Corp. • ▼	10,153
66	Healthways, Inc. • ▼	2,338
547	Human Genome Sciences, Inc. • ▼	3,221
32	I-Flow Corp. •	451
47	Illumina, Inc. •	3,552
115	Immucor, Inc. •	2,445
140	Incyte Corp. • ▼	1,468
70	Integra LifeSciences Holdings Corp. • ▼	3,053
138	Isis Pharmaceuticals, Inc. • ▼	1,953
61	Kendle International, Inc. • ▼	2,742
99	KV Pharmaceutical Co. • ▼	2,468
25	Landauer, Inc.	1,283
61	Lifecell Corp. • ▼	2,563
42	Longs Drug Stores Corp.	1,776
64	Magellan Health Services, Inc. •	2,553
428	Medicines Co. •	8,648
149	Medicis Pharmaceutical Corp. Class A ▼	2,939
80	Meridian Bioscience, Inc.	2,664
477	Millennium Pharmaceuticals, Inc. •	7,375
135	Mindray Medical International Ltd. ▼	3,919
51	Myriad Genetics, Inc. • ▼	2,046
147	Obagi Medical Products, Inc. •	1,280
3	Onyx Pharmaceuticals, Inc. •	93
73	OSI Pharmaceuticals, Inc. • ▼	2,722
120	Par Pharmaceutical Cos., Inc. •	2,083
100	PAREXEL International Corp. •	2,615
321	Perrigo Co. ▼	12,125
444	Pharmaceutical Product Development, Inc.	18,594
61	PharmaNet Development Group, Inc. •	1,539
29	Psychiatric Solutions, Inc. •	983

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
136	Quidel Corp. •	$2,178
352	Salix Pharmaceuticals Ltd. • ▼	2,208
107	Sciele Pharma, Inc. • ▼	2,078
549	SSL International plc †	4,937
121	STERIS Corp.	3,235
570	Symmetry Medical, Inc. •	9,462
44	United Therapeutics Corp. • ▼	3,810
62	Usana Health Sciences, Inc. •	1,375
165	Valeant Pharmaceuticals International • ▼	2,111
311	ViroPharma, Inc. • ▼	2,778
395	Volcano Corp. •	4,934
295	Warner Chilcott Ltd. • ▼	5,303
3	Wright Medical Group, Inc. •	62
39	Xenoport, Inc. •	1,574

		241,997

	Services - 10.6%
60	Administaff, Inc.	1,416
38	Advisory Board Co. •	2,074
23	American Public Education, Inc. •	703
9	Anixter International, Inc. • ▼	583
118	Atheros Communications, Inc. • ▼	2,456
44	Bankrate, Inc. • ▼	2,182
36	Capella Education Co. •	1,983
77	CDI Corp.	1,925
29	Clean Harbors, Inc. •	1,869
48	Corvel •	1,470
86	DeVry, Inc.	3,585
99	Digital River, Inc. • ▼	3,071
326	Dolan Media Co. •	6,552
33	Eclipsys Corp. •	651
67	Epicor Software Corp. •	753
198	Equifax, Inc. •	6,833
122	Factset Research Systems, Inc. ▼	6,585
328	Focus Media Holding Ltd. ADR • ▼	11,517
620	Foundry Networks, Inc. •	7,182
236	FTI Consulting, Inc. • ▼	16,784
77	Gartner, Inc. Class A •	1,497
80	Healthcare Services Group, Inc.	1,653
82	Healthspring, Inc. •	1,149
39	Hub Group, Inc. •	1,286
28	Huron Consulting Group, Inc. •	1,183
305	Iron Mountain, Inc. •	8,055
139	Jack Henry & Associates, Inc.	3,429
118	JDA Software Group, Inc. •	2,155
177	Live Nation, Inc. • ▼	2,147
98	Macrovision Corp. • ▼	1,321
44	MAXIMUS, Inc.	1,604
126	Micros Systems •	4,228
16	Monarch Casino & Resort, Inc. •	283
158	Nice Systems Ltd. •	4,448
115	Parametric Technology Corp. •	1,845
14	Premier Exhibitions, Inc. •	82
173	Premiere Global Services, Inc. •	2,475
63	Priceline.com, Inc. • ▼	7,660
168	Quest Software, Inc. •	2,195
19	Resources Connection, Inc.	331
232	Sapient Corp. •	1,615
346	Secure Computing Corp. • ▼	2,234
24	Strayer Education, Inc.	3,619
103	Taleo Corp. Class A •	1,996
343	Tetra Tech, Inc. •	6,685
46	Tyler Corp. •	637
46	ValueVision International, Inc. Class A •	253
131	Waste Connections, Inc. •	4,027
21	Wright Express Corp. •	646

		150,912

	Technology - 23.8%
35	ACI Worldwide, Inc. •	705
317	Activision, Inc. •	8,661
93	Actuant Corp. Class A	2,819
89	Actuate Corp. •	367
84	Acuity Brands, Inc.	3,607
56	ADTRAN, Inc.	1,043
629	Advanced Analogic Technologies, Inc. •	3,534
98	Advent Software, Inc. • ▼	4,182
51	American Medical Systems Holdings •	720
311	Amkor Technology, Inc. •	3,327
96	Ansoft Corp. •	2,929
425	Ansys, Inc. •	14,680
157	Arris Group, Inc. •	911
422	Art Technology Group, Inc. •	1,638
89	Aspen Technology, Inc. •	1,140
31	ATMI, Inc. •	856
36	Belden, Inc.	1,258
53	Benchmark Electronics, Inc. •	958
110	Blackbaud, Inc.	2,670
77	Blackboard, Inc. •	2,576
158	Blue Coat Systems, Inc. •	3,483
141	BMC Software, Inc. •	4,585
39	Bruker Corp. •	606
301	Cellcom Israel Ltd.	9,472
167	Centennial Cellular Corp. Class A • ▼	987
279	Chordiant Software, Inc. •	1,685
118	CNET Networks, Inc. •	839
28	Cogent Communication Group, Inc. • ▼	522
25	Cognex Corp.	548
188	Commvault Systems, Inc. •	2,328
145	Concur Technologies, Inc. • ▼	4,521
12	CoStar Group, Inc. •	503
110	Ctrip.Com International Ltd.	5,813
179	CyberSource Corp. •	2,615
146	Dice Holdings, Inc. • ▼	1,301
84	Diodes, Inc. •	1,845
42	Dionex Corp. •	3,225
185	DivX, Inc. •	1,298
471	Emulex Corp. •	7,649
153	Equinix, Inc. • ▼	10,183
177	Evergreen Solar, Inc. • ▼	1,636
65	FalconStor Software, Inc. •	492
185	Faro Technologies •	5,753
615	FLIR Systems, Inc. • ▼	18,514
123	Fossil, Inc. •	3,751
59	GeoEye, Inc. •	1,529
69	HMS Holdings Corp. •	1,978

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
248	Hologic, Inc. • ▼	$13,751
16	iBasis, Inc.	65
291	IHS, Inc. •	18,693
199	Informatica Corp. • ▼	3,394
438	Interactive Data Corp.	12,484
123	Interdigital, Inc. • ▼	2,435
95	ION Geophysical Corp. •	1,306
26	Itron, Inc. • ▼	2,365
120	j2 Global Communications, Inc. • ▼	2,680
352	Marvell Technology Group Ltd. •	3,828
175	McAfee, Inc. •	5,784
107	Microsemi Corp. •	2,430
30	MicroStrategy, Inc. •	2,202
190	Mine Safety Appliances Co. ▼	7,819
5	MIPS Technologies, Inc. Class A •	20
113	Netflix, Inc. • ▼	3,899
72	Netlogic Microsystems, Inc. • ▼	1,733
37	Neutral Tandem, Inc. • ▼	669
801	Nuance Communications, Inc. • ▼	13,950
385	O2Micro International Ltd. ADR •	2,975
92	Omniture, Inc. • ▼	2,131
93	OmniVision Technologies, Inc. • ▼	1,565
558	ON Semiconductor Corp. • ▼	3,170
889	Orbitz Worldwide, Inc. • ▼	6,127
159	Phase Forward, Inc. •	2,715
686	PMC — Sierra, Inc. • ▼	3,908
105	Polycom, Inc. •	2,358
61	Progress Software Corp. •	1,816
164	RightNow Technologies, Inc. •	1,950
462	Semtech Corp. •	6,620
42	Silicon Image, Inc. •	212
79	Sirona Dental Systems, Inc. • ▼	2,127
250	Skyworks Solutions, Inc. •	1,817
84	Sohu.com, Inc. • ▼	3,794
74	SPSS, Inc. •	2,873
213	Sycamore Networks, Inc. •	780
209	Teledyne Technologies, Inc. •	9,824
70	THQ, Inc. •	1,515
111	Time Warner Telecom, Inc. Class A •	1,713
178	TradeStation Group, Inc. •	1,517
300	Trizetto Group, Inc. •	5,013
155	United Online, Inc. ▼	1,641
211	Valueclick, Inc. • ▼	3,645
48	Varian, Inc. •	2,805
71	Veeco Instruments, Inc. • ▼	1,173
76	ViaSat, Inc. •	1,652
30	Vocus, Inc. •	801
141	Websense, Inc. • ▼	2,647
187	Wind River Systems, Inc. •	1,448
28	Zoran Corp. •	389

		338,470

	Transportation - 2.9%
33	Air Methods Corp. •	1,592
204	Con-way, Inc.	10,095
221	J.B. Hunt Transport Services, Inc. ▼	6,934
173	Kansas City Southern • ▼	6,931
190	Landstar System, Inc.	9,919
90	Polaris Industries, Inc. ▼	3,709
120	UTI Worldwide, Inc.	2,412

		41,592

	Utilities - 0.2%
63	ITC Holdings Corp.	3,284

	Total common stock (Cost $1,434,859)	$1,386,182

Principal
Amount
SHORT-TERM INVESTMENTS - 24.1%
	Repurchase Agreements - 3.5%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3,473, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $3,542)
$3,473	2.45% dated 03/31/2008	$3,473
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $11,716, collateralized by U.S. Treasury Note 9.88%, 2015, value of $12,005)
11,716	1.30% dated 03/31/2008	11,716
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,411, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $1,439)
1,411	2.40% dated 03/31/2008	1,411
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $8, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $8)
8	1.35% dated 03/31/2008	8
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5,636, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $5,749)
5,636	2.50% dated 03/31/2008	5,636
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5,289, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $5,394)
5,288	2.50% dated 03/31/2008	5,288
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $11,716, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $12,028)
11,716	1.25% dated 03/31/2008	11,716
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $10,904, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $11,127)
10,904	1.30% dated 03/31/2008	10,904

		50,152

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS (continued)
	Securities Purchased with Proceeds from Security Lending - 20.5%
	Cash Collateral Reinvestment Fund:
$290,552	Goldman Sachs FS Prime Obligation/Institutional Fund	$290,552

Principal
Amount
	U.S. Treasury Bills - 0.1%
1,815	1.43%, 06/12/2008 ○ □		1,811

	Total short-term investments (Cost $342,514)		$342,515

	Total investments (Cost $1,777,373) ▲	121.6%	$1,728,697
	Other assets and liabilities	(21.6)%	(307,210)

	Total net assets	100.0%	$1,421,487

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.84% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,785,337 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,715
Unrealized Depreciation	(152,355)

Net Unrealized Depreciation	$(56,640)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $19,258, which represents 1.35% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	200	Long	Jun 2008	$180

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$617	$622	04/01/08	$5
Australian Dollar (Sell)	73	74	04/02/08	1
Australian Dollar (Sell)	162	162	04/03/08	—

				$6

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK- 97.9%
	Basic Materials - 6.4%
51	Alpha Natural Resources, Inc. •	$2,237
6	Cabot Microelectronics Corp. •	196
58	Century Aluminum Co. • ▼	3,839
135	Ceradyne, Inc. • ▼	4,304
56	CF Industries Holdings, Inc.	5,782
62	Cleveland-Cliffs, Inc. ▼	7,453
2	Curtis-Wright Corp.	68
70	Drew Industries • ▼	1,708
5	Dynamic Materials Corp.	194
4	Greif, Inc.	297
14	Hercules, Inc.	258
1	Horsehead Holding Corp. •	17
39	L.B. Foster Co. Class A •	1,692
66	Massey Energy Co.	2,409
1	Matthews International Corp. Class A	57
140	Select Comfort Corp. • ▼	505
25	Sturm Ruger & Co., Inc. •	207
184	Sun Hydraulics Corp. ▼	5,383
262	Tempur-Pedic International, Inc. ▼	2,874
162	Terra Industries, Inc. • ▼	5,763
9	Tupperware Brands Corp.	347
2	Valmont Industries, Inc.	181
92	W.R. Grace & Co. •	2,090

		47,861

	Capital Goods - 5.6%
10	Bally Technologies, Inc. •	332
4	Blue Nile, Inc. • ▼	233
3	Bucyrus International, Inc.	315
53	Columbus McKinnon Corp. •	1,628
1	Daktronics, Inc.	15
6	Dril-Quip, Inc. •	261
21	Entegris, Inc. •	155
12	Flotek Industries, Inc. • ▼	174
111	Graco, Inc. ▼	4,034
55	Gulf Island Fabrication	1,565
1	Heico Corp.	48
14	Hexcel Corp. • ▼	262
3	II-VI, Inc. •	113
160	Intevac, Inc. •	2,075
217	Jakks Pacific, Inc. •	5,983
85	Lennox International, Inc.	3,065
33	Lufkin Industries, Inc.	2,083
134	MKS Instruments, Inc. •	2,872
4	NATCO Group, Inc. •	183
1	Nordson Corp.	78
8	Orbital Sciences Corp. •	189
152	Robbins & Myers, Inc.	4,950
13	Rudolph Technologies, Inc. •	124
217	Steelcase, Inc.	2,394
4	T-3 Energy Services, Inc. •	174
11	Tessera Technologies, Inc. •	220
8	TransDigm Group, Inc. •	281
248	Varian Semiconductor Equipment Associates, Inc. •	6,994
8	WMS Industries, Inc. •	297
10	Woodward Governor Co.	278

		41,375

	Consumer Cyclical - 11.3%
2	1-800-Flowers.com, Inc. •	14
200	Aeropostale, Inc. •	5,439
166	Applied Industrial Technologies, Inc.	4,956
130	BJ’s Wholesale Club, Inc. •	4,622
138	Brown Shoe Co., Inc.	2,083
6	The Buckle, Inc.	261
8	Cash America International, Inc.	288
—	Cato Corp.	6
3	CBRL Group, Inc.	123
53	Cental Euro Distribution Corp. • ▼	3,089
81	Charlotte Russe Holding, Inc. •	1,406
68	Chemed Corp.	2,873
3	Chipotle Mexican Grill, Inc. •	331
22	Christopher & Banks Corp.	219
—	Conns, Inc. • ▼	8
97	Crocs, Inc. • ▼	1,695
30	Deckers Outdoor Corp. •	3,262
45	Dollar Tree, Inc. • ▼	1,230
72	Global Sources Ltd. • ▼	1,068
5	Great Atlantic & Pacific Tea Co., Inc. •	126
4	Green Mountain Coffee Roasters •	112
13	Herman Miller, Inc.	321
506	Hot Topic, Inc. •	2,182
13	Integrated Electrical Services, Inc. •	212
201	J. Crew Group, Inc. • ▼	8,871
10	JOS A. Bank Clothiers, Inc. • ▼	209
10	Lear Corp. •	256
12	LKQ Corp. •	268
82	Maidenform Brands, Inc. •	1,339
65	Men’s Wearhouse, Inc.	1,518
48	Nash Finch Co. ▼	1,638
—	Nuco2, Inc. •	8
8	Owens & Minor, Inc.	325
156	P. F. Chang’s China Bistro, Inc. • ▼	4,442
61	Panera Bread Co. Class A • ▼	2,551
51	Perini Corp. •	1,850
13	PSS World Medical, Inc. •	216
152	Red Robin Gourmet Burgers, Inc. • ▼	5,706
81	Sigma Designs, Inc. • ▼	1,838
189	Skechers U.S.A., Inc. Class A •	3,812
7	Sonic Corp. •	148
97	Sotheby’s Holdings ▼	2,799
682	Source Information Management Co. •	1,296
83	Spartan Stores, Inc.	1,722
57	Synaptics, Inc. • ▼	1,361
89	Tenneco Automotive, Inc. •	2,473
5	United Stationers, Inc. •	256
10	VistaPrint Ltd. •	356
46	Walter Industries	2,877
10	Warnaco Group, Inc. •	400

		84,461

	Consumer Staples - 0.6%
6	Cal-Maine Foods, Inc. ▼	202
4	Chattem, Inc. •	290
123	Darling International, Inc. •	1,590
10	Flowers Foods, Inc.	249
1	Lancaster Colony Corp.	59
1	Ralcorp Holdings, Inc. •	75
244	Sally Beauty Co., Inc. • ▼	1,685

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Staples (continued)
18	Vector Group Ltd. ▼	$322

		4,472

	Energy - 7.7%
7	Arena Resources, Inc. •	259
7	Atwood Oceanics, Inc. •	618
4	Bill Barrett Corp. •	190
111	BPZ Resources, Inc. • ▼	2,412
133	Cabot Oil & Gas Corp.	6,741
27	Cal Dive International, Inc. •	278
257	Complete Production Services, Inc. • ▼	5,900
50	Comstock Resources, Inc. •	1,989
3	Contango Oil & Gas Co. •	213
41	Dawson Geophysical Co. •	2,796
250	Delek U.S. Holdings, Inc. ▼	3,174
9	Delta Petroleum Corp. • ▼	214
181	Frontier Oil Corp.	4,920
9	Goodrich Petroleum Corp. • ▼	271
49	Grey Wolf, Inc. •	330
282	Headwaters, Inc. • ▼	3,720
11	Hercules Offshore, Inc. • ▼	264
9	Mariner Energy, Inc. •	239
4	Penn Virginia Corp.	168
20	Petrohawk Energy Corp. •	403
15	PetroQuest Energy, Inc. •	262
254	Pioneer Drilling Co. •	4,046
121	St. Mary Land & Exploration Co.	4,674
66	Swift Energy Co. •	2,951
140	Trico Marine Services, Inc. • ▼	5,444
263	Union Drilling, Inc. •	4,591
—	WD40 Co.	9
5	W-H Energy Services •	351

		57,427

	Finance - 7.7%
310	Advanta Corp. Class B	2,180
6	Alexander’s, Inc. •	2,092
3	Alexandria Real Estate Equities, Inc.	236
73	Allied World Assurance Holdings Ltd.	2,894
350	Amerisafe, Inc. •	4,427
31	Arch Capital Group Ltd. •	2,136
186	Aspen Insurance Holdings Ltd.	4,912
108	Assured Guaranty Ltd.	2,573
20	Centene Corp. •	281
5	Digital Realty Trust, Inc.	188
104	Dollar Financial Corp. •	2,381
13	eHealth, Inc. •	289
4	Equity Lifestyle Properties, Inc.	187
38	FCStone Group, Inc. • ▼	1,064
63	First Community Bancorp, Inc.	1,684
31	GFI Group, Inc.	1,748
7	Greenhill & Co., Inc. ▼	495
3	Grubb & Ellis Co.	17
1	Heartland Payment Systems, Inc.	12
4	Home Properties of New York, Inc.	168
4	IHOP Corp. ▼	213
20	Interactive Brokers Group •	517
21	Knight Capital Group, Inc. •	337
7	Mercadolibre, Inc. •	274
337	MFA Mortgage Investments, Inc.	2,125
34	Morningstar, Inc. • ▼	2,056
10	Nationwide Health Properties, Inc. ▼	335
78	Net 1 UEPS Technologies, Inc. • ▼	1,760
16	optionsXpress Holdings, Inc.	332
11	Signature Bank •	273
7	Solera Holdings, Inc. •	177
134	Strategic Hotels & Resorts, Inc. ▼	1,756
443	Sunstone Hotel Investors, Inc.	7,099
4	SVB Financial Group •	162
2	Tanger Factory Outlet Center	85
145	Universal American Financial Corp. •	1,536
55	Validus Holdings Ltd.	1,282
213	Waddell and Reed Financial, Inc. Class A	6,830
3	World Acceptance Corp. •	84

		57,197

	Health Care - 19.0%
300	Acadia Pharmaceuticals, Inc. • ▼	2,715
19	Accuray, Inc. • ▼	148
12	Acorda Therapeutics, Inc. •	216
5	Affymetrix, Inc. • ▼	94
2	Albany Molecular Research, Inc. •	22
4	Alexion Pharmaceuticals, Inc. • ▼	243
668	Alkermes, Inc. • ▼	7,942
18	Alliance Imaging, Inc. •	156
9	Alnylam Pharmaceuticals, Inc. •	228
4	Amedisys, Inc. •	177
255	American Oriental Bioengineering, Inc. • ▼	2,062
395	Applera Corp. — Celera Group •	5,805
18	Apria Healthcare Group, Inc. •	351
565	Arena Pharmaceuticals, Inc. • ▼	3,861
10	ArthroCare Corp. • ▼	319
16	Biomarin Pharmaceutical, Inc. • ▼	570
1	Celgene Corp. •	46
104	CONMED Corp. •	2,674
16	Cubist Pharmaceuticals, Inc. •	294
829	CV Therapeutics, Inc. • ▼	5,911
141	Cynosure, Inc. Class A • ▼	3,005
543	Cytokinetics, Inc. •	1,804
909	Encysive Pharmaceuticals, Inc. • ▼	2,137
22	Enzon, Inc. •	200
321	Exelixis, Inc. • ▼	2,229
7	Healthways, Inc. •	258
479	Human Genome Sciences, Inc. • ▼	2,824
4	I-Flow Corp. •	53
5	Illumina, Inc. •	349
12	Immucor, Inc. •	262
407	Incyte Corp. • ▼	4,278
8	Integra LifeSciences Holdings Corp. • ▼	334
490	Invacare Corp. ▼	10,911
16	Isis Pharmaceuticals, Inc. • ▼	231
6	Kendle International, Inc. • ▼	269
13	KV Pharmaceutical Co. •	319
4	Landauer, Inc.	190
7	Lifecell Corp. •	275
371	LifePoint Hospitals, Inc. • ▼	10,191
163	Longs Drug Stores Corp. ▼	6,932
7	Magellan Health Services, Inc. •	273

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care (continued)
147	Mannatech, Inc. ▼	$1,052
13	Medicines Co. •	266
16	Medicis Pharmaceutical Corp. Class A ▼	323
8	Meridian Bioscience, Inc.	273
4	Myriad Genetics, Inc. • ▼	173
921	NPS Pharmaceuticals, Inc. • ▼	3,591
152	Obagi Medical Products, Inc. •	1,323
—	Onyx Pharmaceuticals, Inc. •	10
7	OSI Pharmaceuticals, Inc. •	260
14	Par Pharmaceutical Cos., Inc. •	240
11	PAREXEL International Corp. •	281
362	Perrigo Co.	13,643
7	PharmaNet Development Group, Inc. •	181
80	Progenics Pharmaceuticals, Inc. • ▼	522
3	Psychiatric Solutions, Inc. •	108
15	Quidel Corp. •	237
402	Regeneron Pharmaceuticals, Inc. •	7,707
378	Rigel Pharmaceuticals, Inc. • ▼	7,050
371	Salix Pharmaceuticals Ltd. • ▼	2,327
13	Sciele Pharma, Inc. • ▼	247
14	STERIS Corp.	370
87	SurModics, Inc. • ▼	3,627
186	Symmetry Medical, Inc. •	3,093
5	United Therapeutics Corp. • ▼	438
7	Usana Health Sciences, Inc. •	151
20	Valeant Pharmaceuticals International • ▼	261
35	Vermillion, Inc. •	112
147	Vertex Pharmaceuticals, Inc. • ▼	3,519
36	ViroPharma, Inc. • ▼	322
—	Wright Medical Group, Inc. •	7
135	Xenoport, Inc. •	5,468
356	Zymogenetics, Inc. • ▼	3,488

		141,828

	Services - 11.6%
9	Administaff, Inc.	203
4	Advisory Board Co. •	232
3	American Public Education, Inc. •	78
1	Anixter International, Inc. •	71
15	Atheros Communications, Inc. •	303
5	Bankrate, Inc. • ▼	257
4	Capella Education Co. •	235
9	CDI Corp.	221
43	Central European Media Enterprises Ltd. • ▼	3,690
3	Clean Harbors, Inc. •	215
83	Comsys IT Partners, Inc. •	700
48	Consolidated Graphics, Inc. •	2,707
6	Corvel •	182
73	CPI Corp. ▼	1,264
119	DeVry, Inc.	4,955
12	Digital River, Inc. •	373
4	Eclipsys Corp. •	77
7	Epicor Software Corp. •	83
63	Factset Research Systems, Inc. ▼	3,399
28	Foundry Networks, Inc. •	326
8	FTI Consulting, Inc. •	573
9	Gartner, Inc. Class A •	164
9	Healthcare Services Group, Inc.	187
216	Healthspring, Inc. •	3,031
208	Hub Group, Inc. •	6,836
3	Huron Consulting Group, Inc. •	131
161	ICF International, Inc. •	3,230
178	ITT Educational Services, Inc. • ▼	8,195
16	Jack Henry & Associates, Inc.	387
88	JDA Software Group, Inc. •	1,605
10	Macrovision Corp. • ▼	133
87	Mantech International Corp. Class A •	3,951
5	MAXIMUS, Inc.	177
245	Mentor Graphics Corp. •	2,161
14	Micros Systems •	471
2	Monarch Casino & Resort, Inc. •	32
14	Parametric Technology Corp. •	229
84	Plexus Corp. •	2,348
191	Premier Exhibitions, Inc. • ▼	1,155
16	Premiere Global Services, Inc. •	234
93	Priceline.com, Inc. • ▼	11,179
19	Quest Software, Inc. •	251
101	Radiant Systems, Inc. •	1,417
124	Resources Connection, Inc.	2,218
308	Sapient Corp. •	2,147
38	Secure Computing Corp. •	246
3	Strayer Education, Inc.	400
58	Taleo Corp. Class A •	1,112
5	Tyler Corp. •	70
5	ValueVision International, Inc. Class A •	28
7	Waste Connections, Inc. •	200
222	Watson Wyatt Worldwide, Inc. ▼	12,593
3	Wright Express Corp. •	77

		86,739

	Technology - 24.5%
64	A.O. Smith Corp.	2,107
4	ACI Worldwide, Inc. •	78
114	Actuant Corp. Class A	3,460
10	Actuate Corp. •	40
242	Acuity Brands, Inc.	10,395
92	ADC Telecommunications, Inc. •	1,107
7	ADTRAN, Inc.	129
14	Advanced Analogic Technologies, Inc. •	79
235	Advanced Energy Industries, Inc. •	3,120
11	Advent Software, Inc. •	485
6	American Medical Systems Holdings •	80
31	Amkor Technology, Inc. •	336
11	Ansoft Corp. •	331
224	Ansys, Inc. • ▼	7,721
556	Arris Group, Inc. • ▼	3,237
672	Art Technology Group, Inc. •	2,608
12	Aspen Technology, Inc. •	147
39	Atlantic Tele-Network, Inc.	1,326
3	ATMI, Inc. •	95
88	Avocent Corp. •	1,485
91	Belden, Inc.	3,193
210	Benchmark Electronics, Inc. •	3,775
13	Blackbaud, Inc.	304

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
8	Blackboard, Inc. •	$280
140	Blue Coat Systems, Inc. •	3,081
689	Brocade Communications Systems, Inc. •	5,026
165	Bruker Corp. •	2,545
312	Centennial Cellular Corp. Class A • ▼	1,839
34	Chordiant Software, Inc. •	205
13	CNET Networks, Inc. •	92
3	Cogent Communication Group, Inc. •	64
3	Cognex Corp.	60
222	CommScope, Inc. •	7,743
9	Concur Technologies, Inc. •	274
1	CoStar Group, Inc. •	55
243	CSG Systems International, Inc. •	2,764
51	Cubic Corp.	1,453
20	CyberSource Corp. •	296
13	Dice Holdings, Inc. •	114
10	Diodes, Inc. •	226
5	Dionex Corp. •	358
21	DivX, Inc. • ▼	148
720	Emulex Corp. •	11,690
55	Esterline Technologies Corp. •	2,760
20	Evergreen Solar, Inc. • ▼	187
7	FalconStor Software, Inc. •	54
20	FLIR Systems, Inc. •	595
50	Fossil, Inc. •	1,521
52	GeoEye, Inc. •	1,347
8	HMS Holdings Corp. •	226
22	Hologic, Inc. •	1,245
2	iBasis, Inc.	9
5	IHS, Inc. •	344
22	Informatica Corp. •	376
11	Interactive Data Corp.	304
15	Interdigital, Inc. • ▼	299
10	ION Geophysical Corp. •	144
3	Itron, Inc. •	261
187	j2 Global Communications, Inc. • ▼	4,184
73	LoJack Corp. •	916
195	Magma Design Automation, Inc. •	1,864
12	Microsemi Corp. •	269
22	MicroStrategy, Inc. •	1,642
33	Middleby Corp. • ▼	2,034
3	Mine Safety Appliances Co.	112
—	MIPS Technologies, Inc. Class A •	2
159	Netflix, Inc. • ▼	5,520
7	Netlogic Microsystems, Inc. • ▼	179
84	Neustar, Inc. •	2,230
4	Neutral Tandem, Inc. •	79
160	NTELOS Holdings Corp.	3,882
30	Nuance Communications, Inc. • ▼	520
88	Omniture, Inc. • ▼	2,042
11	OmniVision Technologies, Inc. • ▼	185
63	ON Semiconductor Corp. • ▼	360
286	Orbitz Worldwide, Inc. • ▼	1,972
237	PeopleSupport, Inc. • ▼	2,159
19	Phase Forward, Inc. •	321
82	Phoenix Technologies Ltd. •	1,289
76	PMC — Sierra, Inc. •	435
12	Polycom, Inc. •	260
6	Progress Software Corp. •	193
18	RightNow Technologies, Inc. •	217
50	Rofin-Sinar Technologies, Inc. •	2,232
18	Semtech Corp. •	261
5	Silicon Image, Inc. •	23
9	Sirona Dental Systems, Inc. •	237
924	Skyworks Solutions, Inc. •	6,722
467	Smart Modular Technologies, Inc. •	2,899
88	Sohu.com, Inc. • ▼	3,995
107	SPSS, Inc. •	4,142
147	Sybase, Inc. •	3,866
20	Sycamore Networks, Inc. •	73
68	Synchronoss Technologies, Inc. • ▼	1,356
177	Technitrol, Inc.	4,096
81	Teledyne Technologies, Inc. •	3,836
76	THQ, Inc. •	1,653
13	Time Warner Telecom, Inc. Class A •	194
20	TradeStation Group, Inc. •	172
65	Triumph Group, Inc. ▼	3,683
259	Trizetto Group, Inc. •	4,319
335	Ultra Clean Holdings, Inc. •	3,280
351	United Online, Inc. ▼	3,711
22	Valueclick, Inc. •	373
6	Varian, Inc. •	319
8	Veeco Instruments, Inc. • ▼	126
9	ViaSat, Inc. •	189
195	Virgin Mobile USA, Inc. • ▼	395
354	Vishay Intertechnology, Inc. •	3,205
3	Vocus, Inc. •	89
16	Websense, Inc. •	300
22	Wind River Systems, Inc. •	174
4	Zoran Corp. •	50

		182,459

	Transportation - 3.5%
82	Air Methods Corp. • ▼	3,975
58	Freighter America, Inc.	1,976
200	Knight Transportation, Inc. ▼	3,285
173	Landstar System, Inc.	9,018
22	Overseas Shipholding Group, Inc.	1,541
9	Polaris Industries, Inc. ▼	385
78	SkyWest, Inc.	1,654
214	Werner Enterprises, Inc. ▼	3,975

		25,809

	Utilities - 0.0%
6	ITC Holdings Corp.	337

	Total common stock (Cost $793,903)	$729,965

Principal
Amount
SHORT-TERM INVESTMENTS - 28.5%
Repurchase Agreements - 1.4%
Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,762, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $1,797)
$1,762	2.45% dated 03/31/2008	$1,762

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $694, collateralized by U.S. Treasury Note 9.88%, 2015, value of $711)
$694	1.30% dated 03/31/2008	$694
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $716, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $730)
716	2.40% dated 03/31/2008	716
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $4, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $4)
4	1.35% dated 03/31/2008	4
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,860, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $2,917)
2,860	2.50% dated 03/31/2008	2,860
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,684, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $2,737)
2,683	2.50% dated 03/31/2008	2,683
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $694, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $712)
694	1.25% dated 03/31/2008	694
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $646, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $659)
645	1.30% dated 03/31/2008	645

		10,058

Shares
Securities Purchased with Proceeds from Security Lending - 27.1%
Cash Collateral Reinvestment Fund:
202,023	Goldman Sachs FS Prime Obligation/Institutional Fund	202,023

Principal			Market
Amount			Value +
	U.S. Treasury Bills - 0.0%
$360	1.43%, 06/12/2008 ○ □		$359

	Total short-term investments (Cost $212,440)		$212,440

	Total investments (Cost $1,006,343) ▲	126.4%	$942,405
	Other assets and liabilities	(26.4)%	(197,057)

	Total net assets	100.0%	$745,348

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.81% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,010,438 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$71,732
Unrealized Depreciation	(139,765)

Net Unrealized Depreciation	$(68,033)

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	23	Long	Jun 2008	$37

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 97.5%
	Basic Materials - 9.4%
3	Ampco-Pittsburgh Corp. ▼	$116
5	AptarGroup, Inc. ▼	202
1	Arch Chemicals, Inc. ▼	34
28	Balchem Corp. ▼	635
4	Barnes Group, Inc.	85
2	Blount International • ▼	20
8	Buckeye Technologies, Inc. • ▼	94
—	Cambrex Corp. ▼	3
2	CF Industries Holdings, Inc.	238
3	Champion Enterprises, Inc. • ▼	31
—	CIRCOR International, Inc. ▼	5
—	Coeur d’Alene Mines Corp. • ▼	1
7	Cooper Tire & Rubber Co. ▼	103
3	Crown Media Holdings, Inc. • ▼	16
1	CSS Industries, Inc.	31
38	Glatfelter ▼	565
6	H.B. Fuller Co. ▼	125
3	Hercules, Inc. ▼	57
2	Innophos Holdings, Inc. ▼	27
1	L.B. Foster Co. Class A •	34
30	Matthews International Corp. Class A ▼	1,428
2	Minerals Technologies, Inc. ▼	138
2	Mueller Industries, Inc.	43
12	Neenah Paper, Inc. ▼	296
1	Newmarket Corp. ▼	91
1	Olin Corp.	24
2	OM Group, Inc. • ▼	115
2	Quanex Corp. ▼	78
1	Rock Tenn Co. Class A	36
2	Rockwood Holdings, Inc. • ▼	66
18	RPM International, Inc. ▼	381
2	Schnitzer Steel Industries, Inc.	163
5	Sensient Technologies Corp.	159
—	Silgan Holdings, Inc. ▼	15
2	Superior Essex, Inc. •	51
65	Tempur-Pedic International, Inc. ▼	719
—	Tredegar Corp. ▼	5
1	Tupperware Brands Corp. ▼	43
3	W.R. Grace & Co. • ▼	75
9	Watts Water Technologies, Inc. ▼	247

		6,595

	Capital Goods - 5.9%
5	Blyth, Inc. ▼	95
1	Briggs & Stratton Corp. ▼	20
2	Brooks Automation, Inc. • ▼	17
8	Callaway Golf Co. ▼	122
—	Cascade Bancorp ▼	15
32	Clarcor, Inc. ▼	1,145
2	Columbus McKinnon Corp. •	65
9	Compass Diversified Holdings ▼	117
2	Cymer, Inc. • ▼	42
4	Enpro Industries, Inc. •	128
53	Entegris, Inc. • ▼	381
—	Helen of Troy Ltd. • ▼	7
2	Jakks Pacific, Inc. • ▼	55
19	Lincoln Electric Holdings, Inc. ▼	1,238
4	MKS Instruments, Inc. • ▼	79
2	Modine Manufacturing Co.	33
2	Nordson Corp. ▼	124
2	Oil States International, Inc. •	103
2	Orbital Sciences Corp. • ▼	51
2	Photronics, Inc. • ▼	17
13	RC2 Corp. • ▼	258
—	Rudolph Technologies, Inc. • ▼	3
1	Tecumseh Products Co. Class A • ▼	18

		4,133

	Consumer Cyclical - 13.7%
10	Adaptec, Inc. • ▼	29
2	AFC Enterprises, Inc. • ▼	14
20	Aftermarket Technology Corp. •	371
2	American Axle & Manufacturing Holdings, Inc. ▼	41
3	Applied Industrial Technologies, Inc. ▼	84
19	Blockbuster, Inc. Class A • ▼	63
1	BlueLinx Holdings, Inc. ▼	4
58	Borders Group, Inc. ▼	338
1	Casey’s General Stores, Inc.	25
9	Chemed Corp. ▼	384
25	Cherokee, Inc. ▼	832
21	Children’s Place Retail Stores, Inc. • ▼	516
—	Comfort Systems USA, Inc. ▼	1
1	Compx International, Inc. ▼	10
3	Domino’s Pizza, Inc. ▼	35
5	Dress Barn, Inc. • ▼	65
3	Dycom Industries, Inc. • ▼	40
—	Eddie Bauer Holdings, Inc. • ▼	1
6	EMCOR Group, Inc. •	129
1	Ethan Allen Interiors, Inc. ▼	34
5	FTD Group, Inc. ▼	72
1	Gaiam, Inc., Class A • ▼	24
2	Granite Construction, Inc. ▼	56
16	Group 1 Automotive, Inc. ▼	380
3	Haverty Furniture Companies, Inc. ▼	29
6	Hhgregg, Inc. • ▼	62
2	Hooker Furniture Corp. ▼	42
3	Hot Topic, Inc. • ▼	13
26	Huttig Building Products, Inc. • ▼	60
13	ICU Medical, Inc. • ▼	377
—	Immersion Corp. •	1
4	Insight Enterprises, Inc. •	61
1	Interline Brands, Inc. • ▼	17
4	Jack in the Box, Inc. •	107
5	Lear Corp. •	130
—	Lululemon Athletica, Inc. • ▼	11
3	Maidenform Brands, Inc. • ▼	42
49	McGrath RentCorp ▼	1,169
3	Nash Finch Co. ▼	105
27	Owens & Minor, Inc. ▼	1,050
—	Oxford Industries ▼	7
16	Papa John’s International, Inc. • ▼	378
1	Perini Corp. • ▼	22
1	Pier 1 Imports, Inc. • ▼	8
15	School Specialty, Inc. • ▼	473
2	Systemax, Inc. ▼	19
10	United Stationers, Inc. • ▼	444
1	Village Super Market, Inc. ▼	51
14	Volcom, Inc. • ▼	283

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Cyclical (continued)
2	Warnaco Group, Inc. • ▼	$67
1	Weyco Group, Inc. ▼	15
5	Wolverine World Wide, Inc.	133
33	World Fuel Services Corp. ▼	921

		9,645

	Consumer Staples - 2.6%
3	Cal-Maine Foods, Inc. ▼	84
13	Chattem, Inc. • ▼	882
2	Elizabeth Arden, Inc. • ▼	46
—	Hain Celestial Group, Inc. • ▼	9
16	J&J Snack Foods Corp.	437
3	Ralcorp Holdings, Inc. • ▼	145
—	Seaboard Corp. ▼	78
1	TreeHouse Foods, Inc. • ▼	23
3	Universal Corp. ▼	170

		1,874

	Energy - 7.2%
1	Berry Petroleum Co. ▼	42
1	Bill Barrett Corp. • ▼	57
4	Bois d’Arc Energy, Inc. •	92
1	Clayton Williams Energy, Inc. • ▼	58
1	Comstock Resources, Inc. • ▼	20
29	Crosstex Energy, Inc. ▼	978
2	Delek U.S. Holdings, Inc.	30
1	Edge Petroleum Co. • ▼	2
6	Energy Partners Ltd. •	52
1	Energysouth, Inc. ▼	52
1	Exco Resources, Inc. • ▼	15
1	Exterran Holdings, Inc. • ▼	58
16	Grey Wolf, Inc. • ▼	107
2	Harvest Natural Resources, Inc. • ▼	22
3	Laclede Group, Inc. ▼	93
1	McMoRan Exploration Co. • ▼	24
10	New Jersey Resources Corp. ▼	307
—	Newpark Resources, Inc. • ▼	2
1	Nicor, Inc. ▼	30
3	Northwest Natural Gas Co. ▼	135
6	Oceaneering International, Inc. • ▼	391
5	Oilsands Quest, Inc. • ▼	20
1	Petrohawk Energy Corp. • ▼	28
16	Quicksilver Resources, Inc. • ▼	577
6	Rosetta Resources, Inc. • ▼	116
1	Southwest Gas Corp.	34
1	Stone Energy Corp. •	73
1	Swift Energy Co. • ▼	40
23	TETRA Technologies, Inc. • ▼	367
3	Trico Marine Services, Inc. • ▼	113
—	Union Drilling, Inc. • ▼	2
—	Vaalco Energy, Inc. • ▼	1
28	WD40 Co. ▼	921
4	WGL Holdings, Inc. ▼	122
1	Whiting Petroleum Corp. •	71

		5,052

	Finance - 24.4%
—	AMCORE Financial, Inc. ▼	8
10	American Equity Investment Life Holding Co. ▼	89
2	American Physicians Capital, Inc. ▼	70
3	Amerigroup Corp. • ▼	79
2	Amtrust Financial Services ▼	37
9	Anthracite Capital, Inc. ▼	56
—	Anworth Mortgage Asset Corp.	2
—	Apollo Investment Corp. ▼	3
1	Arbor Realty Trust ▼	17
80	Ares Capital Corp. ▼	1,004
27	Ares Capital Corp. Rights ▼	15
1	Argo Group International Holdings Ltd. •	22
10	Ashford Hospitality ▼	56
7	Aspen Insurance Holdings Ltd. ▼	185
1	Assured Guaranty Ltd.	14
7	Banco Latinoamericano de Exportaciones S.A. ADR Class E	114
8	Bankatlantick Bancorp, Inc. Class A ▼	33
1	Berkshire Hills Bancorp, Inc. ▼	35
33	Boston Private Financial Holdings, Inc. ▼	347
1	Calamos Asset Management, Inc. ▼	8
4	Capital Corp. of the West ▼	30
6	CapLease, Inc. ▼	47
57	Cathay General Bancorp ▼	1,179
6	Cedar Shopping Court ▼	67
4	Centene Corp. • ▼	49
10	Centennial Bank Holdings, Inc. • ▼	61
1	Center Financial Corp. ▼	5
6	Centerline Holding Co. ▼	25
2	Central Pacific Financial Corp. ▼	40
1	Chemical Financial Corp. ▼	17
—	Chimera Investment Corp. ▼	4
10	Citizens Republic Bancorp, Inc. ▼	128
—	City Holding Co. ▼	4
35	Colonial BancGroup, Inc. ▼	332
1	Community Trust Bancorp, Inc. ▼	15
1	CompuCredit Corp. • ▼	5
62	Corus Bankshares, Inc. ▼	598
47	CVB Financial Corp. ▼	489
17	DCT Industrial Trust, Inc. ▼	166
6	Diamondrock Hospitality	80
1	Dime Community Bancshares ▼	17
2	Dollar Thrifty Automotive Group, Inc. • ▼	25
3	Education Realty Trust, Inc. ▼	35
—	Employers Holdings, Inc. ▼	4
1	Encore Capital Group, Inc. • ▼	6
24	Entertainment Properties Trust ▼	1,194
3	FBL Financial Group Class A ▼	80
1	Federal Agricultural Mortgage Corp. ▼	26
23	Financial Federal Corp. ▼	502
1	First BanCorp Puerto Rico ▼	9
—	First Community Bancshares	11
3	First Industrial Realty Trust, Inc. ▼	105
3	First Merchants Corp. ▼	86
2	First Mercury Financial Corp. • ▼	42
2	First Midwest Bancorp, Inc. ▼	42
10	First Niagara Financial Group, Inc. ▼	129
5	First Place Financial ▼	60
2	FirstFed Financial Corp. • ▼	46

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Finance (continued)
—	FirstMerit Corp.	$4
6	Flagstone Reinsurance Holdings ▼	74
9	FNB Corp. ▼	139
2	FPIC Insurance Group, Inc. • ▼	85
4	Franklin Bank Corp. • ▼	11
20	Friedman Billings Ramsey Group, Inc. ▼	35
4	Gramercy Capital Corp. ▼	84
3	Great Southern Bancorp, Inc. ▼	47
1	Green Bankshares, Inc. ▼	19
13	Hersha Hospitality Trust ▼	116
9	Hilltop Holdings, Inc. • ▼	92
3	Horace Mann Educators Corp. ▼	44
12	IMPAC Mortgage Holdings, Inc. ▼	15
1	Imperial Capital Bancorp, Inc. ▼	15
7	Independent Bank Corp. Michigan ▼	74
6	Infinity Property & Casualty Corp. ▼	238
3	Integra Bank Corp. ▼	50
20	International Bancshares Corp. ▼	458
6	IPC Holdings Ltd.	171
8	Irwin Financial Corp. ▼	43
2	JER Investors Trust, Inc. ▼	17
—	Kearny Financial Corp. ▼	3
1	Knight Capital Group, Inc. •	21
3	Knology, Inc. • ▼	34
9	LaBranche & Co., Inc. • ▼	38
2	Lakeland Bancorp, Inc. ▼	30
5	LaSalle Hotel Properties ▼	135
5	Lexington Realty Trust ▼	72
2	MainSource Financial Group, Inc. ▼	34
3	Max Capital Group, Ltd. ▼	84
107	MCG Capital Corp. ▼	965
15	MCG Capital Corp. Rights	16
10	Medical Properties Trust, Inc. ▼	115
—	Mercadolibre, Inc. • ▼	12
6	MFA Mortgage Investments, Inc. ▼	40
2	Molina Healthcare, Inc. • ▼	49
7	Montpelier Re Holdings Ltd. ▼	104
3	N B T Bancorp ▼	58
30	National Financial Partners Corp. ▼	667
1	National Health Investors, Inc.	28
2	Navigators Group, Inc. • ▼	120
1	Newcastle Investment Corp. ▼	12
3	Newstar Financial, Inc. • ▼	13
6	NGP Capital Resources Co. ▼	97
8	Old National Bankcorp ▼	144
6	Oriental Financial Group, Inc.	108
6	Pacific Capital Bancorp ▼	120
5	Penn Real Estate Investment Trust ▼	129
2	Peoples Bancorp, Inc. ▼	48
11	Phoenix Cos.	134
2	Piper Jaffray Cos. • ▼	68
2	Platinum Underwriters Holdings Ltd.	68
10	PMA Capital Corp. Class A • ▼	87
1	Provident Bankshares Corp. ▼	13
8	Provident Financial Services, Inc. ▼	116
2	Pzena Investment Management, Inc. ▼	19
—	Realty Income Corp. ▼	10
—	Renasant Corp. ▼	7
3	Rent-A-Center, Inc. •	59
3	Resource Capital Corp. ▼	20
—	SCBT Financial Corp.	11
3	Seabright Insurance Holdings • ▼	47
33	Selective Insurance Group ▼	778
2	Senior Housing Properties Trust ▼	43
3	Simmons First National Corp.	101
17	Solera Holdings, Inc. •	414
5	South Financial Group, Inc. ▼	67
8	StanCorp Financial Group, Inc. ▼	358
4	Sterling Bancshares, Inc. ▼	43
10	Strategic Hotels & Resorts, Inc. ▼	127
8	Sunstone Hotel Investors, Inc. ▼	134
6	Susquehanna Bancshares, Inc. ▼	130
4	Symmetricom, Inc. • ▼	14
2	Taylor Capital Group, Inc. ▼	36
46	Trustco Bank Corp. ▼	409
6	Trustmark Corp. ▼	143
4	United Bankshares, Inc. ▼	96
4	United Community Financial ▼	22
3	Universal American Financial Corp. •	27
216	W Holding Co., Inc. ▼	257
4	Waddell and Reed Financial, Inc. Class A ▼	112
5	WesBanco, Inc. ▼	119
1	Wilshire Bancorp, Inc. ▼	6
—	Wintrust Financial Corp. ▼	7

		17,183

	Health Care - 4.9%
19	Advanced Medical Optics, Inc. • ▼	390
3	Albany Molecular Research, Inc. • ▼	38
3	Alliance Imaging, Inc. • ▼	27
3	Alpharma, Inc. Class A • ▼	81
3	Amicus Therapeutics, Inc. • ▼	34
1	AmSurg Corp. •	12
1	Animal Health International, Inc. • ▼	8
2	Applera Corp. - Celera Group •	22
5	Apria Healthcare Group, Inc. • ▼	89
5	CONMED Corp. • ▼	120
8	Cooper Co., Inc. ▼	279
14	Emergency Medical Services • ▼	346
1	Enzon, Inc. • ▼	6
2	Forrester Research, Inc. • ▼	48
—	HealthSouth Corp. • ▼	4
1	Incyte Corp. • ▼	12
2	InterMune, Inc. • ▼	28
2	Invacare Corp. ▼	36
16	Landauer, Inc. ▼	815
12	Magellan Health Services, Inc. • ▼	476
1	Martek Biosciences Corp. • ▼	21
2	Perrigo Co.	75
4	Prestige Brands Holdings, Inc. • ▼	31
4	Rehabcare Group, Inc. •	54
2	Sciele Pharma, Inc. • ▼	29
2	STERIS Corp. ▼	59
17	Young Innovations, Inc. ▼	287

		3,427

Hartford SmallCap Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Services - 13.1%
—	A.H. Belo Corp. - Class A • ▼	$1
54	ABM Industries, Inc. ▼	1,201
5	American Greetings Corp. Class A ▼	93
23	AMN Healthcare Services, Inc. • ▼	355
24	Avid Technology, Inc. • ▼	579
1	Belo Corp. Class A	6
3	Bowne & Co., Inc. ▼	44
—	Brady Corp. Class A ▼	7
10	CACI International, Inc. Class A • ▼	469
2	Carmike Cinemas, Inc. ▼	22
—	CDI Corp. ▼	5
4	Central European Media Enterprises Ltd. • ▼	328
4	CIBER, Inc. • ▼	21
23	Citadel Broadcasting Corp. ▼	39
18	Computer Services, Inc.	532
1	Cox Radio, Inc. Class A • ▼	7
1	DynCorp International, Inc. •	12
4	Entravision Communications Corp. Class A • ▼	26
3	Foundry Networks, Inc. • ▼	38
9	G & K Services, Inc. Class A ▼	306
—	Great Wolf Resorts, Inc. • ▼	2
2	Healthspring, Inc. • ▼	32
39	Jackson Hewitt Tax Service, Inc. ▼	447
4	JDA Software Group, Inc. • ▼	68
7	Journal Communications, Inc. ▼	49
2	Manhattan Associates, Inc. • ▼	37
1	MAXIMUS, Inc.	33
9	MPS Group, Inc. •	104
36	Navigant Consulting, Inc. • ▼	683
2	Pacer International, Inc.	38
5	Perot Systems Corp. Class A • ▼	71
16	Plexus Corp. • ▼	463
9	Premiere Global Services, Inc. •	129
2	Regis Corp.	60
19	Resources Connection, Inc.	332
1	SAIC, Inc. • ▼	26
4	Scholastic Corp. • ▼	121
11	Spherion Corp. • ▼	64
1	Standard Parking Corp. • ▼	29
6	Stewart Enterprises, Inc. ▼	41
45	Syntel, Inc. ▼	1,189
2	Tetra Tech, Inc. • ▼	33
11	Unifirst Corp.	427
71	Unisys Corp. •	315
2	Viad Corp. ▼	65
—	Volt Information Sciences, Inc. • ▼	5
4	Waste Connections, Inc. • ▼	120
2	Watson Wyatt Worldwide, Inc. ▼	114
12	Westwood One, Inc. ▼	25
		9,213
	Technology - 9.8%
1	A.O. Smith Corp. ▼	30
3	Actel Corp. • ▼	44
2	Actuant Corp. Class A ▼	73
1	Acuity Brands, Inc. ▼	47
—	Alaska Communication Systems Holdings, Inc. ▼	2
37	American Reprographics Co. LLC • ▼	546
9	AMETEK, Inc.	386
1	Analogic Corp.	40
2	Arris Group, Inc. • ▼	13
2	AsiaInfo Holdings, Inc. • ▼	18
3	Avocent Corp. • ▼	46
20	Benchmark Electronics, Inc. • ▼	355
1	Bio-Rad Laboratories, Inc. Class A • ▼	71
1	Cavium Networks, Inc. • ▼	13
2	Checkpoint Systems, Inc. •	56
32	Cincinnati Bell, Inc. • ▼	137
1	CMGI, Inc. • ▼	13
17	Coherent, Inc. •	474
2	Consolidated Communications Holdings, Inc. ▼	35
27	Credence Systems Corp. • ▼	45
3	CSG Systems International, Inc. •	38
4	CTS Corp.	39
3	Cubic Corp. ▼	80
—	Datascope Corp.	8
2	Deluxe Corp.	42
1	DG Fastchannel, Inc. • ▼	25
7	Digi International, Inc. •	75
32	Electronics for Imaging, Inc. • ▼	482
6	Emulex Corp. •	96
—	Esterline Technologies Corp. •	5
8	Extreme Networks, Inc. • ▼	24
12	Gemstar-TV Guide International, Inc. • ▼	54
44	General Communication, Inc. Class A • ▼	270
2	GeoEye, Inc. • ▼	42
4	GrafTech International Ltd. • ▼	62
—	Greatbatch, Inc. • ▼	4
12	Harris Interactive, Inc. • ▼	32
4	Interactive Data Corp. ▼	122
2	Interwoven, Inc. •	20
13	iPCS, Inc.	308
1	Kemet Corp. • ▼	6
2	Littelfuse, Inc. • ▼	63
1	Measurement Specialties, Inc. • ▼	19
8	Methode Electronics, Inc.	90
1	Movado Group	19
37	MSC.Software Corp. • ▼	474
6	Palm, Inc. ▼	31
2	Park Electrochemical Corp. ▼	39
5	Pegasystems, Inc. ▼	49
4	Pericom Semiconductor Corp. •	63
4	Plantronics, Inc. ▼	73
—	Polypore International, Inc. •	6
13	Quantum Corp. • ▼	27
5	RCN Corp. ▼	53
1	Regal-Beloit Corp. ▼	33
18	RF Micro Devices, Inc. • ▼	47
1	Rofin-Sinar Technologies, Inc. • ▼	27
22	Schwak, Inc. ▼	344
24	Silicon Storage Technology, Inc. • ▼	62

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology (continued)
3	Skyworks Solutions, Inc. • ▼	$23
7	SonicWALL, Inc. • ▼	58
3	Spansion, Inc. • ▼	8
—	Standard Microsystems Corp. •	3
2	Stoneridge, Inc. • ▼	26
7	Sybase, Inc. •	179
13	Sycamore Networks, Inc. • ▼	46
3	Syniverse Holdings, Inc. • ▼	47
5	Technitrol, Inc. ▼	104
9	Tibco Software, Inc. • ▼	67
2	TriQuint Semiconductor, Inc. • ▼	12
19	Trizetto Group, Inc. • ▼	311
3	TTM Technologies, Inc. • ▼	38
8	United Online, Inc. ▼	86
7	Vignette Corp. • ▼	95
3	Zoran Corp. •	45

		6,945

	Transportation - 5.0%
—	Arkansas Best Corp. ▼	10
3	Atlas Air Worldwide Holdings, Inc. • ▼	138
15	Forward Air Corp. ▼	528
—	Genco Shipping & Trading Ltd. ▼	17
2	General Maritime Corp. ▼	42
5	Heartland Express, Inc. ▼	73
2	Hornbeck Offshore Services, Inc. • ▼	78
39	Landstar System, Inc.	1,998
2	Polaris Industries, Inc. ▼	82
6	Republic Airways Holdings, Inc. • ▼	119
6	SkyWest, Inc. ▼	120
10	Thor Industries, Inc. ▼	283
3	Wabash National Corp. ▼	25
1	Winnebago Industries, Inc. ▼	8

		3,521

	Utilities - 1.5%
—	Allete, Inc.	15
2	Aquila, Inc. • ▼	7
3	Avista Corp.	61
1	CH Energy Group ▼	19
6	El Paso Electric Co. •	135
4	IDACORP, Inc. ▼	119
31	Pike Electric Corp. • ▼	425
6	PNM Resources, Inc. ▼	76
—	Portland General Electric Co.	9
1	UniSource Energy Corp.	29
8	Westar Energy, Inc.	182

		1,077

	Total common stock (Cost $79,339)	$68,665

Principal
Amount
SHORT-TERM INVESTMENTS - 61.8%
	Finance - 0.8%
	UBS Finance
$581	2.35%, 04/01/2008		$581

	Investment Pools and Funds - 1.5%
113	Federated Investors Prime Obligations Fund		113
930	State Street Bank Money Market Fund		929

			1,042

	Securities Purchased with Proceeds from Security Lending - 59.5%
	Cash Collateral Reinvestment Fund:
41,867	Navigator Prime Portfolio		41,867

	Total short-term investments (Cost $43,490)		$43,490

	Total investments (Cost $122,829) ▲	159.3%	$112,155
	Other assets and liabilities	(59.3)%	(41,765)

	Total net assets	100.0%	$70,390

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.23% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $122,931 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,132
Unrealized Depreciation	(15,908)

Net Unrealized Depreciation	$(10,776)

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell Mini Futures	1	Long	Jun 2008	$2

*	The number of contracts does not omit 000’s.
Cash of $8 was pledged as initial margin deposit for open futures contracts at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Stock HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 99.2%
	Basic Materials - 5.2%
192	Agrium, Inc.	$11,953
1,322	Alcoa, Inc.	47,675
301	ArcelorMittal ▼	24,589
886	Cameco Corp.	29,168
341	Consol Energy, Inc.	23,566
420	Freeport-McMoRan Copper & Gold, Inc. ▼	40,412
148	United States Steel Corp.	18,777
913	Uranium One, Inc. •	3,006

		199,146

	Consumer Cyclical - 6.3%
10,986	Buck Holdings L.P. † • ⌂	9,887
1,593	Ford Motor Co. • ▼	9,113
667	Honda Motor Co., Ltd. † ▼	19,275
1,758	Kohl’s Corp. •	75,405
2,301	Lowe’s Co., Inc.	52,787
339	Safeway, Inc.	9,961
871	Supervalu, Inc.	26,126
704	Wal-Mart Stores, Inc.	37,092

		239,646

	Consumer Staples - 5.0%
190	Bunge Ltd. Finance Corp. ▼	16,507
5	Japan Tobacco, Inc. †	24,412
752	PepsiCo, Inc.	54,273
1,334	Procter & Gamble Co.	93,488

		188,680

	Energy - 9.3%
857	Chesapeake Energy Corp. ▼	39,546
566	EnCana Corp.	42,890
927	Exxon Mobil Corp.	78,406
1,029	Halliburton Co. ▼	40,451
519	Hess Corp.	45,783
1,189	OAO Gazprom Class S ADR ▼	60,639
551	Schlumberger Ltd.	47,937

		355,652

	Finance - 21.5%
845	American International Group, Inc.	36,555
2,689	Bank of America Corp.	101,956
1,384	Capital One Financial Corp. ▼	68,125
1,790	Citigroup, Inc.	38,335
3,016	Discover Financial Services, Inc.	49,365
1,025	Federal Home Loan Mortgage Corp.	25,955
1,466	Federal National Mortgage Association ▼	38,572
402	Goldman Sachs Group, Inc.	66,487
235	Humana, Inc. •	10,520
938	ING Groep N.V. ADR	35,057
2,588	Invesco Ltd.	63,033
303	Julius Baer Holding Ltd. †	22,337
804	Morgan Stanley	36,747
635	National City Corp. ▼	6,315
1,867	Sovereign Bancorp, Inc. ▼	17,398
168	State Street Corp.	13,272
1,283	UBS AG	36,937
1,654	UnitedHealth Group, Inc.	56,828
4,030	Washington Mutual, Inc. ▼	41,506
420	Wellpoint, Inc. •	18,517
1,682	Western Union Co.	35,782

		819,599

	Health Care - 14.4%
434	Astellas Pharma, Inc. † ▼	17,052
426	AstraZeneca plc †	15,997
630	Daiichi Sankyo Co., Ltd. † ▼	18,678
492	Eisai Co., Ltd. † ▼	16,954
2,809	Elan Corp. plc ADR •	58,596
1,251	Eli Lilly & Co.	64,560
489	Genentech, Inc. •	39,664
1,239	Medtronic, Inc.	59,945
831	Sanofi-Aventis S.A. ADR	31,207
3,497	Schering-Plough Corp.	50,393
2,378	Shionogi & Co., Ltd. † ▼	40,896
418	UCB S.A. † ▼	14,510
644	Vertex Pharmaceuticals, Inc. • ▼	15,376
962	Walgreen Co.	36,650
1,680	Wyeth	70,157

		550,635

	Services - 11.7%
613	Accenture Ltd. Class A	21,563
297	Autodesk, Inc. •	9,334
4,882	Comcast Corp. Class A	94,425
544	FedEx Corp. ▼	50,394
732	Monster Worldwide, Inc. • ▼	17,724
4,412	Time Warner, Inc.	61,858
992	United Parcel Service, Inc. Class B	72,465
1,011	Viacom, Inc. Class B •	40,048
1,301	Waste Management, Inc.	43,651
3,022	XM Satellite Radio Holdings, Inc. Class A • ▼	35,117

		446,579

	Technology - 24.2%
3,203	Applied Materials, Inc.	62,494
1,383	Broadcom Corp. Class A •	26,643
475	Canon, Inc. †	22,174
3,916	Cisco Systems, Inc. •	94,329
843	Electronic Arts, Inc. •	42,078
2,668	Flextronics International Ltd. •	25,050
5,366	General Electric Co.	198,596
89	Google, Inc. •	39,204
3,655	Intel Corp.	77,409
664	Lam Research Corp. •	25,374
899	Marvell Technology Group Ltd. •	9,778
2,948	Maxim Integrated Products, Inc. ▼	60,116
1,026	Metropcs Communications, Inc. • ▼	17,447
4,018	Microsoft Corp.	114,022
2,511	NetApp, Inc. •	50,337
1,425	Qualcomm, Inc.	58,429

		923,480

	Transportation - 0.7%
2,887	Delta Air Lines, Inc. • ▼	24,826

	Utilities - 0.9%
885	Suntech Power Holdings Co., Ltd. ADR • ▼	35,883

	Total common stock (Cost $4,232,896)	$3,784,126

Hartford Stock HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		VALUE +
SHORT-TERM INVESTMENTS - 9.1%
	Repurchase Agreements - 0.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $4,591, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $4,682)
$4,590	2.45% dated 03/31/2008	$4,590
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,865, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $1,902)
1,865	2.40% dated 03/31/2008	1,865
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $10, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $11)
10	1.35% dated 03/31/2008	10
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $7,450, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $7,599)
7,450	2.50% dated 03/31/2008	7,450
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $6,991, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $7,131)
6,991	2.50% dated 03/31/2008	6,991

		20,906

Shares
	Securities Purchased With Proceeds From Security Lending - 8.5% Cash Collateral Reinvestment Fund:
325,024	Navigator Prime Portfolio		325,024

	Total short-term investments (Cost $345,930)		$345,930

	Total investments (Cost $4,578,826) ▲	108.3%	$4,130,056
	Other assets and liabilities	(8.3)%	(316,979)

	Total net assets	100.0%	$3,813,077

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.27% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $4,619,444 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$107,074
Unrealized Depreciation	(596,462)

Net Unrealized Depreciation	$(489,388)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $222,172, which represents 5.83% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	10,986	Buck Holdings L.P.	$10,997
The aggregate value of these securities at March 31, 2008 was $9,887, which represents 0.26% of total net assets.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(depreciation)
Euro (Sell)	$250,232	$238,414	06/03/08	$(11,818)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 12.3%
	Finance - 12.1%
	ACT Depositor Corp.
$9,450	5.39%, 09/22/2041 ⌂ Δ	$5,387
	Banc of America Commercial Mortgage, Inc.
90,957	4.52%, 09/11/2036 ⌂ ►	1,934
	Banc of America Securities Automotive Trust
5,880	4.49%, 02/18/2013 ⌂	5,906
	Bayview Commercial Asset Trust
48,439	7.00%, 07/25/2037 ⌂ ►	5,721
79,336	7.50%, 09/25/2037 ⌂ ►	10,528
	Bayview Financial Acquisition Trust
4,430	4.25%, 05/28/2037 ⌂ Δ	2,215
	Bear Stearns Commercial Mortgage Securities, Inc.
69,427	4.07%, 07/11/2042 ⌂ ►	1,752
54,131	4.12%, 11/11/2041 ⌂ ►	1,202
9,595	5.33%, 02/11/2044	9,267
127,250	5.50%, 02/11/2041 ⌂ ►	1,905
	CBA Commercial Small Balance Commercial Mortgage
124,452	7.00%, 07/25/2035 - 06/25/2038 ⌂ ►	9,593
	Citigroup Commercial Mortgage Trust
10,145	5.41%, 10/15/2049	10,058
13,600	5.70%, 12/10/2049 Δ	13,495
16,300	5.72%, 03/15/2049 Δ	16,451
	Citigroup Mortgage Loan Trust, Inc.
39,380	5.92%, 07/25/2037 ⌂ Δ	37,241
1,387	12.00%, 01/25/2037 ⌂	2,866
—	15.50%, 01/25/2037 ⌂	—
	Citigroup/Deutsche Bank Commercial Mortgage Trust
11,390	5.32%, 12/11/2049	10,993
	Countrywide Asset-Backed Certificates
1,753	5.46%, 07/25/2035	1,503
	Countrywide Home Loans, Inc.
42,435	6.00%, 10/25/2037	38,526
	Credit Suisse Mortgage Capital Certificates
11,500	5.45%, 01/15/2049	11,281
	Credit-Based Asset Servicing and Securitization
3,311	2.87%, 05/25/2036 ⌂ Δ	2,637
4,735	5.86%, 04/25/2037	3,495
	CS First Boston Mortgage Securities Corp.
1,835	4.51%, 07/15/2037	1,806
	DB Master Finance LLC
12,470	5.78%, 06/20/2031 ■	11,193
	First Horizon Mortgage Pass-Through Trust
57,851	5.86%, 05/25/2037 ⌂ Δ	54,640
	Ford Credit Floorplan Master Owner Trust
9,400	3.00%, 06/15/2011 Δ	9,061
	GE Business Loan Trust
9,099	3.82%, 05/15/2034 ⌂ Δ	5,900
285,821	6.14%, 05/15/2034 ⌂ ►	1,895
	GMAC Commercial Mortgage Securities, Inc.
12,000	4.86%, 12/10/2041	11,816
	Goldman Sachs Mortgage Securities Corp. II
153,731	4.38%, 08/10/2038 ⌂ ►	1,143
	Green Tree Financial Corp.
1,375	7.24%, 06/15/2028	1,451
	Greenwich Capital Commercial Funding Corp.
14,160	5.91%, 07/10/2038 Δ	14,454
	GS Mortgage Securities Corp. II
13,800	5.80%, 08/10/2045 Δ	13,778
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 † ⌂	1,160
	JP Morgan Chase Commercial Mortgage Security Corp.
13,653	4.16%, 01/12/2039 ■	12,768
607,359	4.82%, 08/12/2037 ⌂ ►	1,845
450,385	5.42%, 05/12/2045 ⌂ ►	9,220
15,900	5.47%, 04/15/2043 Δ	15,723
20,090	5.54%, 12/12/2043 Δ	14,434
14,240	5.72%, 02/15/2051	13,952
4,620	6.20%, 02/12/2051 ■ Δ	3,365
	LB-UBS Commercial Mortgage Trust
4,750	5.45%, 11/15/2038 Δ	3,498
11,890	5.48%, 11/15/2038 Δ	8,509
	Lehman Brothers Small Balance Commercial
5,613	5.52%, 09/25/2030 ■	5,414
5,180	5.62%, 09/25/2036 ■	5,415
	Marlin Leasing Receivables LLC
13,390	5.33%, 09/16/2013 ■	13,750
	Merrill Lynch Mortgage Trust
61,392	3.96%, 10/12/2041 ⌂ ►	1,396
	Morgan Stanley Dean Witter Capital I
21,816	0.46%, 08/25/2032 ⌂ ►	1
9,600	5.36%, 03/15/2044	9,267
	Nationstar Home Equity Loan Trust
557	9.97%, 03/25/2037 ⌂ Δ	418
	Option One Mortgage Loan Trust Class M6
3,875	6.99%, 03/25/2037 ⌂	936
	Option One Mortgage Loan Trust Class M7
2,575	6.99%, 03/25/2037 ⌂	386
	Option One Mortgage Loan Trust Class M8
2,525	6.99%, 03/25/2037 ⌂	328
	Popular ABS Mortgage Pass-Through Trust
3,775	4.75%, 12/25/2034	3,392
3,180	5.42%, 04/25/2035	2,933
	Renaissance Home Equity Loan Trust
4,670	5.36%, 05/25/2035 ⌂	4,222
6,480	5.75%, 05/25/2036 ⌂ Δ	5,643
	Renaissance Home Equity Loan Trust Class M5
4,300	7.00%, 09/25/2037 ⌂	924

Hartford Total Return Bond HLS Fund
Schedule of Investments

March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Renaissance Home Equity Loan Trust Class M8
$5,375	7.00%, 09/25/2037 ⌂	$671
	Soundview NIM Trust
502	6.41%, 12/25/2036 ⌂	201
	Swift Master Automotive Receivables Trust
17,050	3.47%, 10/15/2012 Δ	16,257
	Wachovia Bank Commercial Mortgage Trust
52,360	3.65%, 02/15/2041 ⌂ ►	1,073
1,835	4.52%, 05/15/2044	1,802
11,650	5.34%, 12/15/2043	11,230
6,930	5.42%, 01/15/2045	6,865
14,100	5.74%, 06/15/2049 Δ	13,969
2,089,537	10.00%, 02/15/2051 ⌂ ►	3,301
	Wamu Commercial Mortgage Securities Trust
19,570	6.14%, 03/23/2045 ■ Δ	13,596
	Wells Fargo Alternative Loan Trust
13,530	6.25%, 11/25/2037	11,036

		549,993

	Transportation - 0.2%
	Continental Airlines, Inc.
4,524	6.70%, 06/15/2021 ‡	4,343
4,513	8.05%, 11/01/2020 ‡	4,513

		8,856

	Total asset & commercial mortgage backed securities (Cost $609,863)	$558,849

CORPORATE BONDS: INVESTMENT GRADE - 33.5%
	Basic Materials - 0.6%
	Kimberly-Clark Corp.
$17,207	6.63%, 08/01/2037 ‡	$18,833
	Rohm & Haas Holdings
8,419	5.60%, 03/15/2013 ‡	8,678

		27,511

	Capital Goods - 0.7%
	Honeywell International, Inc.
16,451	4.25%, 03/01/2013	16,618
	United Technologies Corp.
13,130	5.38%, 12/15/2017	13,470

		30,088

	Consumer Cyclical - 0.9%
	Kroger Co.
15,660	6.15%, 01/15/2020	16,081
	Safeway, Inc.
5,972	5.80%, 08/15/2012 ▼	6,261
	Tesco plc
11,806	5.50%, 11/15/2017 ■	12,044
	Wal-Mart Stores, Inc.
4,038	6.50%, 08/15/2037	4,240

		38,626

	Consumer Staples - 0.9%
	Diageo Capital plc
9,320	5.50%, 09/30/2016	9,587
	Diageo Finance B.V.
5,300	5.30%, 10/28/2015 ▼	5,323
	Diageo Finance B.V.
11,414	5.50%, 04/01/2013 ▼	11,971
	General Mills, Inc.
14,448	5.65%, 09/10/2012	15,027

		41,908

	Energy - 1.5%
	Canadian National Resources Ltd.
1,689	6.25%, 03/15/2038 ‡	1,620
10,165	6.50%, 02/15/2037	10,055
	Consumers Energy Co.
4,000	5.15%, 02/15/2017 ▼	3,922
5,190	5.38%, 04/15/2013 ‡	5,353
	Enterprise Products Operating L.P.
6,935	4.63%, 10/15/2009 ‡	7,019
	Husky Oil Co.
220	8.90%, 08/15/2028 ‡	223
	Petro-Canada
12,815	5.95%, 05/15/2035 ▼	11,571
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,405	3.44%, 09/15/2009 ■ ‡	1,414
16,410	5.30%, 09/30/2020 ■ ‡	16,047
	Sempra Energy
3,435	6.00%, 02/01/2013 ‡	3,647
	TNK-BP Finance S.A.
3,410	7.50%, 07/18/2016 ■ ‡	3,167
4,000	7.50%, 03/13/2013 ■	3,895

		67,933

	Finance - 14.1%
	ABX Financing Co.
10,013	6.35%, 10/15/2036 ■ ‡	9,661
	American Capital Strategies Ltd.
10,577	6.85%, 08/01/2012 ‡	10,451
	American Express Co.
9,727	5.55%, 10/17/2012	9,815
6,750	8.15%, 03/19/2038	7,480
	American Express Credit Corp.
7,657	6.80%, 09/01/2066	7,199
	American Real Estate Partners L.P.
9,165	7.13%, 02/15/2013 ‡	8,317
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂	78
	Amvescap plc
18,030	4.50%, 12/15/2009 ‡	18,074
3,544	5.38%, 02/27/2013 ‡	3,547
	Army Hawaii Family Housing Trust Certificates
5,370	5.52%, 06/15/2050 ■ ‡	4,760
	BAE Systems Holdings, Inc.
9,535	5.20%, 08/15/2015 ■ ‡	9,663
	Bank of America Corp.
21,655	8.00%, 12/29/2049 Δ ‡	21,681
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■ ‡	207
	BB&T Capital Trust IV
4,099	6.82%, 06/12/2057 Δ	3,385
	Centura Capital Trust I
250	8.85%, 06/01/2027 ⌂	261

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	CIT Group, Inc.
$10,860	6.10%, 03/15/2067 Δ ‡	$4,838
	Citigroup, Inc.
21,829	8.30%, 12/21/2057 Δ	21,510
	Comerica Capital Trust II
14,553	6.58%, 02/20/2037 ▲ ‡	9,693
	Countrywide Financial Corp.
4,220	3.35%, 05/05/2008 ▼ Δ	4,177
345	4.50%, 06/15/2010 ‡	307
3,309	5.80%, 06/07/2012	2,998
22,807	6.25%, 05/15/2016	18,505
	Countrywide Home Loans, Inc.
5,049	4.00%, 03/22/2011	4,503
5,049	4.13%, 09/15/2009	4,549
1,260	6.25%, 04/15/2009	1,167
	Credit Agricole
29,611	6.64%, 05/31/2049 ■ Δ ‡	22,938
	Credit Suisse First Boston USA, Inc.
3,105	6.50%, 01/15/2012 ‡	3,301
	Credit Suisse New York
11,813	6.00%, 02/15/2018	11,785
	Development Bank of Japan
JPY 4,600,000	1.75%, 06/21/2010	47,149
	ERAC USA Finance Co.
7,300	5.60%, 05/01/2015 ■ ‡	6,512
	Export Development Canada
JPY 4,881,000	0.88%, 09/22/2008	48,986
	Fifth Third Bankcorp
11,270	8.25%, 03/01/2038	11,484
	General Electric Capital Corp.
11,730	5.25%, 10/19/2012	12,189
18,350	6.37%, 11/15/2067 Δ	17,956
	Goldman Sachs Capital Trust II
23,650	5.79%, 12/29/2049 Δ ‡	15,753
	International Lease Finance Corp.
13,690	6.38%, 03/25/2013 ▼	13,679
	Janus Capital Group, Inc.
18,425	6.70%, 06/15/2017	17,940
	Lehman Brothers Holdings, Inc.
5,310	7.00%, 09/27/2027	4,908
	Lincoln National Corp.
22,880	6.05%, 04/20/2067	20,005
	Mellon Capital IV
7,514	6.24%, 06/20/2049 Δ ‡	5,803
	Merrill Lynch & Co., Inc.
18,200	5.45%, 02/05/2013	17,906
	Metlife, Inc.
1,012	6.40%, 12/15/2036 ▼	804
	National City Corp.
20,937	12.00%, 12/29/2049	20,939
	Northgroup Preferred Capital Corp.
11,208	6.38%, 10/15/2049 ⌂ Δ	8,337
	PNC Preferred Funding Trust II
9,800	6.11%, 03/15/2049 ■ Δ	6,375
	Progressive Corp.
14,845	6.70%, 06/15/2037 Δ ‡	13,221
	Prudential Financial, Inc.
11,837	5.15%, 01/15/2013	11,819
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■ ‡	224
	RBS Capital Trust IV
18,375	3.50%, 09/29/2049 Δ	11,261
	Regional Diversified Funding
96	9.25%, 03/15/2030 ■ ‡	113
	Regions Financing Trust II
10,039	6.63%, 05/15/2047 Δ ‡	6,770
	State Street Capital Trust III
7,434	8.25%, 12/29/2049 Δ	7,470
	Unicredito Italiano Capital Trust
4,420	9.20%, 10/29/2049 ■	4,355
	Unicredito Luxembourg Finance S.A.
17,930	6.00%, 10/31/2017 ■	17,762
	UnitedHealth Group, Inc.
11,678	4.88%, 02/15/2013	11,535
	US Bank Realty Corp.
13,200	6.09%, 12/22/2049 ■ Δ ‡	8,580
	Wachovia Capital Trust III
14,200	5.80%, 08/29/2049	10,118
	Wachovia Corp.
20,271	7.98%, 02/28/2049 Δ	19,916
	Westfield Group
9,076	5.70%, 10/01/2016 ■ ‡	8,206
	ZFS Finance USA Trust I
12,670	6.50%, 05/09/2037 ■ ▲	11,434

		644,359

	Foreign Governments - 5.3%
	Bundesrepublic Deutschland
EUR 89,195	4.50%, 01/04/2013	146,302
	El Salvador (Republic of)
2,330	8.50%, 07/25/2011 ■ ‡	2,575
	United Kingdom Government
GBP 44,409	5.00%, 03/07/2018	92,717

		241,594

	Health Care - 0.5%
	Covidien International
6,838	5.45%, 10/15/2012 ■	7,054
	CVS Caremark Corp.
18,166	6.30%, 06/01/2037 Δ ‡	16,659

		23,713

	Services - 1.8%
	Clear Channel Communications, Inc.
8,890	7.65%, 09/15/2010	9,390
	Comcast Corp.
7,763	6.30%, 11/15/2017 ▼	7,857
4,620	6.50%, 01/15/2015	4,731
100	10.63%, 07/15/2012 ‡	119
	COX Communications, Inc.
10,240	5.45%, 12/15/2014 ‡	10,082
7,758	5.88%, 12/01/2016 ■ ‡	7,703
	Electronic Data Systems Corp.
2,350	3.88%, 07/15/2023 ۞ ‡	2,288
	International Bank for Reconstruction & Development
TRY 5,650	13.63%, 05/09/2017	3,841
	Mashantucket Western Pequot Revenue Bond
4,709	5.91%, 09/01/2021 ⌂	4,584

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Services (continued)
	Time Warner Entertainment Co., L.P.
$15,075	8.38%, 07/15/2033 ‡	$16,962
	Time Warner, Inc.
5,120	6.50%, 11/15/2036	4,697
	Waste Management, Inc.
9,175	6.10%, 03/15/2018	9,208

		81,462

	Technology - 4.0%
	Agilent Technologies, Inc.
7,622	6.50%, 11/01/2017	7,648
	AT&T, Inc.
11,419	4.95%, 01/15/2013	11,458
22,372	5.50%, 02/01/2018	21,905
	British Telecommunications plc
9,970	5.15%, 01/15/2013 ‡	9,825
	Cingular Wireless Services, Inc.
12,600	8.75%, 03/01/2031 ‡	15,291
	Comcast Cable Communications, Inc.
500	8.50%, 05/01/2027 ‡	586
	Embarq Corp.
13,380	7.08%, 06/01/2016	12,667
	GTE Corp.
165	8.75%, 11/01/2021 ‡	192
	Hewlett-Packard Co.
11,929	4.50%, 03/01/2013	12,102
	Koninklijke Philips Electronics N.V.
12,942	5.75%, 03/11/2018	13,187
	Sprint Capital Corp.
10,300	8.75%, 03/15/2032	8,704
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015 ‡	4,553
	Tele-Communications, Inc.
7,975	7.88%, 08/01/2013 ‡	8,743
	Tyco Electronics Group S.A.
5,710	6.00%, 10/01/2012 ■	5,852
5,995	6.55%, 10/01/2017 ■	6,284
	Verizon Communications, Inc.
18,467	5.50%, 02/15/2018	17,986
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031 ‡	1,722
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013 ‡	13,422
	Vodafone Group plc
10,479	6.15%, 02/27/2037	9,768

		181,895

	Transportation - 0.5%
	American Airlines, Inc.
5,696	7.86%, 10/01/2011 ‡	5,696
	CSX Corp.
10,875	6.75%, 03/15/2011 ‡	11,481
	Union Pacific Corp.
5,294	5.70%, 08/15/2018	5,263

		22,440

	Utilities - 2.7%
	CenterPoint Energy Resources Corp.
10,950	6.13%, 11/01/2017	11,184
2,763	6.63%, 11/01/2037	2,708
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015 ▼	7,871
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	5,805
	Detroit Edison Co.
3,875	6.13%, 10/01/2010 ‡	4,105
	Duke Energy Corp.
4,726	5.25%, 01/15/2018	4,816
	Florida Power Corp.
4,481	5.80%, 09/15/2017	4,755
	Kinder Morgan Energy Partners L.P.
4,720	6.50%, 02/01/2037 ‡	4,379
	NGPL Pipeco LLC
9,472	6.51%, 12/15/2012 ■	9,837
	Northern States Power Co.
5,735	6.25%, 06/01/2036 ▼	5,942
	Pacific Gas & Electric Co.
5,711	5.63%, 11/30/2017 ▼	5,867
	PSEG Power
4,534	5.00%, 04/01/2014	4,413
	Puget Sound Energy, Inc.
3,190	7.96%, 02/22/2010 ‡	3,437
	Scana Corp.
11,390	6.25%, 04/01/2020	11,553
	Taqa Abu Dhabi National Energy
13,525	5.62%, 10/25/2012 ■	13,947
	Texas-New Mexico Power Co.
2,483	6.13%, 06/01/2008 ‡	2,484
	TransCanada Pipelines Ltd.
14,587	6.20%, 10/15/2037	14,065
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,574
	Westar Energy, Inc.
1,400	5.15%, 01/01/2017 ‡	1,363

		125,105

	Total corporate bonds: investment grade (Cost $1,569,905)	$1,526,634

CORPORATE BONDS: NON-INVESTMENT GRADE - 3.8%
	Basic Materials - 0.6%
	AK Steel Corp.
$8,805	7.75%, 06/15/2012	$8,882
	Evraz Group S.A.
3,400	8.25%, 11/10/2015 ◘	3,332
	Potlatch Corp.
12,100	13.00%, 12/01/2009 ⌂ Δ	13,615
	Valmont Industries, Inc.
1,215	6.88%, 05/01/2014	1,197

		27,026

	Capital Goods - 0.2%
	Bombardier, Inc.
8,650	6.30%, 05/01/2014 ■ ‡	8,217

	Consumer Cyclical - 0.1%
	Parkson Retail Group Ltd.
3,400	7.88%, 11/14/2011	3,332

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount ╬		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Staples - 0.1%
	MHP S.A.
$4,235	10.25%, 11/30/2011 ⌂	$3,928

	Energy - 0.4%
	Enterprise Products Operating L.P.
8,848	6.50%, 04/01/2018	8,837
	Range Resources Corp.
7,669	7.38%, 07/15/2013 ▼	7,784

		16,621

	Finance - 0.8%
	Banco BMG S.A.
2,565	9.15%, 01/15/2016 ◘	2,556
	Citigroup (JSC Severstal)
5,610	9.25%, 04/19/2014 ◘ ‡	5,973
	Ford Motor Credit Co.
9,440	8.71%, 04/15/2012 Δ ‡	8,870
	General Motors Acceptance Corp.
10,090	6.88%, 09/15/2011	7,723
	Kazkommerts International B.V.
1,922	8.00%, 11/03/2015 ■ ‡	1,520
	LPL Holdings, Inc.
2,990	10.75%, 12/15/2015 ⌂	2,870
	North Street Referenced Linked Notes
3,900	4.30%, 07/30/2010 ⌂ Δ	2,847
	Northern Rock plc
6,083	5.60%, 04/30/2049 ■	3,224
	RBS-Zero Hora Editora Journalistica
BRL 4,100	11.25%, 06/15/2017 ⌂	1,904
	TuranAlem Finance B.V.
1,700	7.75%, 04/25/2013 ◘	1,437

		38,924

	Foreign Governments - 0.2%
	Brazil (Republic of)
BRL 6,770	10.00%, 01/01/2017	3,205
	Sri Lanka (Republic of) ADR
2,700	8.25%, 10/24/2012 ▼ ⌂	2,403
	Venezuela (Republic of)
2,940	5.75%, 02/26/2016 ‡	2,308

		7,916

	Health Care - 0.0%
	Reable Therapeutics Finance LLC
2,075	11.75%, 11/15/2014	1,816

	Services - 0.3%
	Echostar DBS Corp.
8,850	6.38%, 10/01/2011	8,496
	Harrah’s Operating Co., Inc.
6,095	10.75%, 02/01/2016 - 02/01/2018 ▼ ■	5,054

		13,550

	Technology - 0.9%
	Advanced Micro Devices, Inc.
9,270	6.00%, 05/01/2015 ■ ۞ ‡	5,829
	Charter Communications Operating LLC
10,190	8.00%, 04/30/2012 ■ ‡	9,349
	Intelsat Bermuda Ltd.
8,670	9.25%, 06/15/2016 ‡	8,735
	Vimpel-Communications
8,125	8.25%, 05/23/2016 ■ ‡	8,003
	Windstream Corp.
9,220	8.63%, 08/01/2016 ‡	9,059

		40,975

	Transportation - 0.1%
	Bristow Group, Inc.
6,255	7.50%, 09/15/2017	6,286
	Roadway Corp.
325	8.25%, 12/01/2008 ▼	317

		6,603

	Utilities - 0.1%
	Texas Competitive Electric Co.
5,600	10.25%, 11/01/2015 ■	5,579

	Total corporate bonds: non-investment grade (Cost $186,222)	$174,487

MUNICIPAL BONDS - 0.2%
	General Obligations - 0.2%
	Oregon School Boards Association, Taxable Pension
$7,325	4.76%, 06/30/2028 ‡	$6,751

	Tax Allocation - 0.0%
	California Urban Industry Development Agency
275	6.10%, 05/01/2024 ‡	280

	Total municipal bonds (Cost $7,606)	$7,031

SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE ♦ - 0.1%
	Consumer Cyclical - 0.1%
	Delphi Corp.
$3,820	6.75%, 07/01/2008 ±	$3,744

	Technology - 0.0%
	Freescale Semiconductor, Inc.
2,082	4.59%, 11/28/2013 à *	1,755

	Total senior floating rate interests: investment grade (Cost $5,566)	$5,499

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ - 5.1%
	Basic Materials - 0.8%
	Cenveo, Inc.
$2,110	4.35%, 06/21/2013 - 03/16/2014 à *	$1,878
	Georgia-Pacific Corp.
9,691	4.73%, 02/14/2013 ±	8,988
	Goodyear Tire & Rubber Co.
3,335	6.43%, 04/18/2014 ± *	2,987
	Graham Packaging Co., Inc.
1,962	5.96%, 04/03/2014 ±	1,791
	Graphic Packaging Corp.
2,165	6.03%, 08/08/2010 ±	1,921
	Hexion Specialty Chemicals
2,918	5.38%, 05/15/2013 ±	2,717
	Huntsman International LLC
6,358	4.43%, 04/23/2014 ±	6,084

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Basic Materials (continued)
	ISP Chemco LLC
$1,751	4.83%, 05/31/2014 ±	$1,586
	Jarden Corp.
5,804	5.20%, 01/24/2012 ±	5,536
	Newpage Corp.
1,551	6.31%, 11/01/2011 ±	1,519

		35,007

	Capital Goods - 0.1%
	Yankee Candle Co.
2,575	4.61%, 02/06/2014 ±	2,245

	Consumer Cyclical - 0.9%
	AM General LLC
3,089	6.50%, 09/30/2013 ◊ *	2,773
	American General Finance Corp.
117	6.00%, 09/01/2013 ◊ *	105
	Aramark Corp.
2,318	4.57%, 01/19/2014 ◊ *	2,158
166	5.20%, 01/19/2014 ◊ *	154
	Ford Motor Co.
24,260	5.80%, 12/15/2013 ± ‡	19,855
	Lear Corp.
3,000	5.27%, 04/25/2012 ±	2,729
	Masonite International Corp.
2,786	5.18%, 04/30/2010 ± ‡	2,381
	Michaels Stores, Inc.
2,602	5.35%, 11/11/2013 ◊ *	2,178
	Oshkosh Truck Corp.
1,839	4.51%, 12/06/2013 ± ‡	1,692
	Roundy’s Supermarkets, Inc.
3,138	5.69%, 11/03/2011 ± *	2,928
	William Carter Co.
6,265	4.59%, 07/14/2012 ± ‡	5,795

		42,748

	Consumer Staples - 0.0%
	Dole Food Co., Inc.
507	6.00%, 04/12/2013 ± ‡	435
230	6.25%, 04/12/2013 ◊ ‡	197
1,690	6.31%, 04/12/2013 ± ‡	1,449

		2,081

	Energy - 0.0%
	Big West Oil LLC
723	5.00%, 02/02/2015 ± ‡	665
898	5.07%, 02/02/2015 ± *	826

		1,491

	Finance - 0.5%
	Chrysler Financial Services NA
2,637	6.80%, 08/03/2012 ± ‡	2,184
1,931	9.30%, 08/03/2013 ± ‡	1,319
	Community Health Systems, Inc.
464	0.75%, 07/02/2014 ± *	427
9,070	5.34%, 07/02/2014 ± ‡	8,353
	Crescent Resources LLC
6,908	5.56%, 09/07/2012 ± ‡	4,749
	General Growth Properties, Inc.
3,197	4.30%, 02/24/2010 ± ‡	2,716
	Nuveen Investments, Inc.
2,075	5.68%, 11/02/2014 ±	1,869

		21,617

	Health Care - 0.5%
	Carestream Health, Inc.
5,539	4.99%, 04/12/2013 ± ‡	4,538
	HCA, Inc.
3,390	4.70%, 11/14/2012 ±	3,084
4,490	4.95%, 11/17/2013 ± ‡	4,129
	HealthSouth Corp.
2,142	5.40%, 03/07/2013 ◊ *	1,973
	IASIS Healthcare Capital Corp.
188	4.61%, 03/15/2014 ◊	168
705	4.98%, 03/15/2014 ±	629
2,043	5.24%, 01/15/2014 ±	1,822
	LifePoint Hospitals, Inc.
805	6.72%, 04/15/2012 ◊ *	744
	Mylan, Inc.
1,995	6.08%, 12/17/2014 ±	1,924
	Skilled Healthcare Group, Inc.
2,908	5.24%, 06/15/2012 ±	2,617
	Vanguard Health Holdings Co. II LLC
1,042	4.95%, 09/23/2011 ±	961

		22,589

	Services - 1.4%
	Affinion Group, Inc.
2,610	5.55%, 10/07/2012 ±	2,401
	Cedar Fair L.P.
2,343	4.70%, 07/21/2013 ± ‡	2,160
	CSC Holdings, Inc.
2,210	4.75%, 03/24/2013 ± ‡	2,056
	Gray Television, Inc.
3,382	6.21%, 12/31/2014 ±	2,849
	Idearc, Inc.
3,035	4.20%, 11/17/2013 ± ‡	2,502
2,814	6.83%, 11/17/2014 ±	2,247
	inVentiv Health, Inc.
2,620	4.45%, 07/05/2014 ±	2,358
	Las Vegas Sands Corp.
233	0.75%, 05/23/2014 ± *	207
1,159	4.45%, 05/23/2014 ±	1,021
	Metavante Corp.
1,476	4.99%, 10/31/2014 ±	1,373
	MGM Mirage, Inc.
6,351	4.00%, 10/03/2011 ± ‡	5,581
	R.H. Donnelley, Inc.
6,645	4.42%, 06/30/2011 ± ‡	6,147
	Regal Cinemas, Inc.
5,276	4.20%, 10/27/2013 ± ‡	4,899
	SunGard Data Systems, Inc.
2,408	4.88%, 02/28/2014 ± ‡	2,234
	Tribune Co.
8,076	7.54%, 05/23/2015 ± ‡	6,622
	UPC Financing Partnership
5,053	4.59%, 12/31/2014 ±	4,478
	Weight Watchers International, Inc.
1,014	3.75%, 01/24/2013 ± ‡	946
	West Corp.
4,926	5.55%, 10/23/2013 ± ‡	4,278

Hartford Total Return Bond HLS Fund

Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Services (continued)
	WideOpenWest Finance LLC
$10,750	9.63%, 07/01/2015 ± ‡	$7,525

		61,884

	Technology - 0.5%
	Charter Communications Operating LLC
2,665	5.26%, 04/28/2013 ±	2,249
	Cincinnati Bell, Inc.
1,331	4.91%, 08/31/2012 ± ‡	1,258
	Intelsat Bermuda Ltd., Tranche B2A
861	5.61%, 01/03/2014 ±	787
	Intelsat Bermuda Ltd., Tranche B2B
861	5.61%, 01/03/2014 ±	787
	Intelsat Bermuda Ltd., Tranche B2C
861	5.61%, 01/03/2014 ±	787
	Intesat Ltd.
2,603	5.61%, 01/11/2014 ◊ *	2,587
	Mediacom Broadband LLC, Term Loan D1
5,985	4.57%, 01/31/2015 ± ‡	5,222
	Mediacom Broadband LLC, Term Loan D2
5,487	4.57%, 01/31/2015 ±	4,829
	Mediacom LLC
2,031	4.57%, 01/31/2015 ± ‡	1,787
	Metro PCS Wireless, Inc.
3,110	5.32%, 11/02/2013 ± *	2,847
	Time Warner Telecom Holdings, Inc.
647	4.71%, 07/01/2013 ±	598

		23,738

	Utilities - 0.4%
	Calpine Corp.
4,230	7.08%, 03/29/2014 ◊ *	3,773
	Mirant North America LLC
2,717	4.45%, 01/03/2013 ± ‡	2,575
	NRG Energy, Inc.
1,884	2.60%, 02/01/2013 ± ‡	1,767
3,869	6.58%, 06/08/2013 ±	3,632
	Texas Competitive Electric Holdings Co. LLC
6,384	6.58%, 10/24/2014 - 10/31/2014 ±	5,799

		17,546

	Total senior floating rate interests:
	non-investment grade (Cost $256,562)	$230,946

U.S. GOVERNMENT AGENCIES - 40.4%
	Federal Home Loan Mortgage Corporation - 17.4%
	Mortgage Backed Securities:
$14,281	5.03%, 2035 Δ ‡	$14,512
27,254	5.40%, 2037 Δ ‡	27,679
4,123	5.45%, 2036 Δ ‡	4,188
189,241	5.50%, 2037	191,008
25,469	5.50%, 2018 - 2037 ‡	25,772
89,950	5.50%, 2037 *	90,821
5,406	5.83%, 2036 Δ ‡	5,533
115,766	6.00%, 2037 - 2038	118,826
75,286	6.00%, 2017 - 2035 ‡	77,529
44,470	6.00%, 2038 *	45,596
140,632	6.50%, 2037 - 2038	146,011
6	6.50%, 2031 - 2032 ‡	6
10	7.50%, 2029 - 2031 ‡	10

		747,491

	Remic — Pac’s:
47,165	5.00%, 2034	45,698

		793,189

	Federal National Mortgage Association - 19.0%
	Mortgage Backed Securities:
3,484	4.67%, 2034 Δ ‡	3,537
12,884	4.70%, 2035 Δ ‡	12,890
7,680	4.76%, 2035 Δ ‡	7,695
2,853	4.81%, 2035 Δ ‡	2,898
22,547	4.83%, 2036 Δ ‡	22,844
4,834	4.86%, 2035 Δ ‡	4,911
3,575	4.89%, 2035 Δ ‡	3,650
9,563	4.94%, 2035 Δ ‡	9,649
64,139	5.00%, 2033	63,660
221,665	5.00%, 2018 - 2034 ‡	222,142
6,542	5.08%, 2035 Δ ‡	6,642
77,863	5.50%, 2013 - 2037	78,465
77,849	5.50%, 2017 - 2034 ‡	79,116
89,655	5.50%, 2034 - 2036 *	90,798
80,867	6.00%, 2013 - 2036	82,934
26,115	6.00%, 2012 - 2033 ‡	26,923
37,501	6.50%, 2031 - 2037	38,872
9,580	6.50%, 2014 - 2036 ‡	9,953
87,690	6.50%, 2038 *	90,814
8,443	7.00%, 2037	8,869
35	7.00%, 2016 - 2032 ‡	38
55	7.50%, 2027 - 2031	61
1,043	7.50%, 2015 - 2032 ‡	1,126
2	8.00%, 2032 ‡	2

	Notes:
250	5.22%, 2009 Δ ‡	252

		868,741

	Government National Mortgage Association - 3.0%
	Mortgage Backed Securities:
26,099	5.50%, 2033 - 2034 ‡	26,643
47,772	6.00%, 2037	49,314
38,597	6.00%, 2031 - 2036 ‡	39,893
5,372	6.50%, 2028 - 2032	5,616
13,068	6.50%, 2028 - 2032 ‡	13,654
9	7.00%, 2031	9
54	7.00%, 2030 - 2031 ‡	57
10	8.50%, 2024 ‡	10

		135,196

	Other Government Agencies - 1.0%
	Small Business Administration Participation Certificates:
20,604	5.56%, 2027	21,177
22,750	5.57%, 2027	23,327

		44,504

	Total U.S. government agencies (Cost $1,813,553)	$1,841,630

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES - 1.5%
	U.S. Treasury Securities - 1.5%
	U.S. Treasury Bonds:
$953	4.75%, 2037 ▼	$1,025
52,046	5.00%, 2037 ▼	58,223

		59,248

	U.S. Treasury Notes:
2,865	2.75%, 2013	2,904
6,921	3.50%, 2018 ▼	6,961
890	4.25%, 2017 ▼	950

		10,815

	Total U.S. government securities (Cost $69,205)	$70,063

Shares
COMMON STOCK - 0.0%
	Technology - 0.0%
—	XO Holdings, Inc.•	$—

	Total common stock (Cost $- )	$—

WARRANTS - 0.0%
	Technology - 0.0%
—	XO Holdings, Inc. ▼ ⌂	$—

	Total warrants (Cost $- )	$—

PREFERRED STOCK - 0.5%
	Finance - 0.5%
340	Federal Home Loan Mortgage Corp. ▼	$8,288
592	Federal National Mortgage Association ▼	14,248

	Total preferred stock (Cost $23,359)	$22,536

	Total long-term investments (Cost $4,541,841)	$4,437,675

Principal
Amount
SHORT-TERM INVESTMENTS - 8.6%
	Finance - 5.0%
	BNP Paribas Finance
$41,000	2.88%, 04/01/2008	$40,997
	Federal Home Loan Bank
25,000	2.14%, 04/09/2008	24,987
	Nordea North America
40,000	2.49%, 04/01/2008	39,997
	Rabobank USA
40,611	2.59%, 04/01/2008	40,608
	Societe Generale NA
40,000	2.80%, 04/01/2008	39,997
	UBS Finance (DE) LLC
40,000	2.35%, 04/01/2008	39,997

		226,583

Shares
Investment Pools and Funds - 0.0%
847	State Street Bank Money Market Fund	847

Principal		Market
Amount		Value +
	Repurchase Agreements - 1.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $22,605, collateralized by U.S. Treasury Note 9.88%, 2015, value of $23,163)
$22,604	1.30% dated 03/31/2008	$22,604
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $22,605, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $23,205)
22,604	1.25% dated 03/31/2008	22,604
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $21,038, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $21,467)
21,038	1.30% dated 03/31/2008	21,038

		66,246

Shares
Securities Purchased with Proceeds from Security Lending - 2.0%
Cash Collateral Reinvestment Fund:
91,444	Navigator Prime Portfolio	91,444

Principal
Amount
	U.S. Treasury Bills - 0.2%
8,050	1.43%, 06/12/2008 ○ □		8,030

	Total short-term investments (Cost $393,147)		$393,150

	Total investments (Cost $4,934,988) ▼	106.0%	$4,830,825
	Other assets and liabilities	(6.0)%	(271,827)

	Total net assets	100.0%	$4,558,998

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.83% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $4,936,328 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$65,157
Unrealized Depreciation	(170,660)

Net Unrealized Depreciation	$(105,503)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $1,160, which represents 0.03% of total net assets.

à	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2008.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $310,310, which represents 6.81% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2008, the market value of these securities amounted to $15,873 or 0.35% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of March 31, 2008.

▶	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2008.

*	The cost of securities purchased on a when-issued or delayed delivery basis at March 31, 2008 was $345,887.

♦	Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2008.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. BRL-Brazilian Real EUR-Euro GBP-British Pound JPY-Japanese Yen TRY-Turkish New Lira

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	9,450	ACT Depositor Corp., 5.39%, 09/22/2041 - 144A	$9,199
04/2003	75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	74
03/2005	90,957	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 - 144A	1,964
08/2006	5,880	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	5,861
05/2007	48,439	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	6,884
08/2007	79,336	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	11,038
04/2007	4,430	Bayview Financial Acquisition Trust, 4.25%, 05/28/2037	4,430
10/2004	69,427	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	1,810
12/2004	54,131	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	1,247
05/2005- 11/2006	127,250	Bear Stearns Commercial Mortgage Securities, Inc., 5.50%, 02/11/2041 - 144A	2,642
04/2006- 08/2007	124,452	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 - 06/25/2038 - 144A	7,453
05/2003	250	Centura Capital Trust I, 8.85%, 06/01/2027 - 144A	260
08/2007	39,380	Citigroup Mortgage Loan Trust, Inc., 5.92%, 07/25/2037	39,300
02/2007 - 03/2008	1,387	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 - 144A	2,664
02/2007	—	Citigroup Mortgage Loan Trust, Inc., 15.50%, 01/25/2037 - 144A	—
07/2007	3,311	Credit-Based Asset Servicing and Securitization, 2.87%, 05/25/2036 - 144A	3,236
05/2007	57,851	First Horizon Mortgage Pass-Through Trust, 5.86%, 05/25/2037	57,980
06/2006	9,099	GE Business Loan Trust, 3.82%, 05/15/2034 - 144A	9,099
06/2006	285,821	GE Business Loan Trust, 6.14%, 05/15/2034 - 144A	1,815
07/2004	153,731	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	1,148
03/2007	1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
03/2005	607,359	JP Morgan Chase Commercial Mortgage Security Corp., 4.82%, 08/12/2037	1,728
09/2006	450,385	JP Morgan Chase Commercial Mortgage Security Corp., 5.42%, 05/12/2045	9,613
10/2007	2,990	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	3,101
07/2005	4,709	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 - 144A	4,709
11/2004	61,392	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	1,520
11/2006	4,235	MHP S.A., 10.25%, 11/30/2011 - 144A	4,248
10/2005- 08/2006	21,816	Morgan Stanley Dean Witter Capital I, 0.46%, 08/25/2032 - Reg D	325
04/2007	557	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	557
11/2006	3,900	North Street Referenced Linked Notes, 4.30%, 07/30/2010 - 144A	3,511
05/2007	11,208	Northgroup Preferred Capital Corp., 6.38%, 10/15/2049 - 144A	11,208
03/2007	3,875	Option One Mortgage Loan Trust Class M6, 6.99%, 03/25/2037	3,750
03/2007	2,575	Option One Mortgage Loan Trust Class M7, 6.99%, 03/25/2037	2,248
03/2007	2,525	Option One Mortgage Loan Trust Class M8, 6.99%, 03/25/2037	2,009
10/2001- 11/2001	12,100	Potlatch Corp., 13.00%, 12/01/2009	12,445
10/2007	4,100	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 - Reg S	2,123
03/2005	4,670	Renaissance Home Equity Loan

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Period	Shares/		Cost
Acquired	Par	Security	Basis
		Trust, 5.36%, 05/25/2035	4,670
03/2006	6,480	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	6,480
08/2007	4,300	Renaissance Home Equity Loan Trust Class M5, 7.00%, 09/25/2037	3,295
08/2007	5,375	Renaissance Home Equity Loan Trust Class M8, 7.00%, 09/25/2037	3,084
02/2007	502	Soundview NIM Trust, 6.41%, 12/25/2036 - 144A	500
10/2007	2,700	Sri Lanka (Republic of) ADR, 8.25%, 10/24/2012 - 144A	2,705
02/2004	52,360	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 - 144A	1,133
08/2007	2,089,537	Wachovia Bank Commercial Mortgage Trust, 10.00%, 02/15/2051	3,407
05/2006	—	XO Holdings, Inc.	—

The aggregate value of these securities at March 31, 2008 was $225,017, which represents 4.94% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.

Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	2,262	Long	Jun 2008	$2,305
5 Year U.S. Treasury Note	6,475	Long	Jun 2008	2,842
10 Year U.S. Treasury Note	156	Short	Jun 2008	(85)
U.S. Long Bond	2,574	Short	Jun 2008	(2,062)

				$3,000

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at March 31, 2008

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$22,316	$22,940	04/10/08	$(624)
Australian Dollar (Sell)	22,316	22,704	04/10/08	388
British Pound (Sell)	93,280	94,560	05/13/08	1,280
Chilean Peso (Buy)	10,092	8,855	04/16/08	1,237
Chilean Peso (Sell)	10,092	8,753	04/16/08	(1,339)
Euro (Buy)	46,399	45,244	06/17/08	1,155
Euro (Sell)	146,013	141,759	06/17/08	(4,254)
Euro (Sell)	46,367	45,017	06/18/08	(1,350)
Japanese Yen (Buy)	24,651	24,572	04/01/08	79
Japanese Yen (Buy)	23,351	23,353	04/01/08	(2)
Japanese Yen (Sell)	23,397	23,569	04/01/08	172
Japanese Yen (Sell)	24,606	23,934	04/01/08	(672)
Japanese Yen (Buy)	68,980	68,217	04/02/08	763
Japanese Yen (Sell)	22,851	22,989	04/02/08	138
Japanese Yen (Sell)	23,392	22,890	04/02/08	(502)
Japanese Yen (Buy)	23,367	23,541	04/03/08	(174)
Japanese Yen (Sell)	23,367	23,193	04/03/08	(174)
Japanese Yen (Sell)	24,664	24,582	04/07/08	(82)
Japanese Yen (Sell)	46,751	48,104	04/08/08	1,353
Mexican Peso (Buy)	9,086	8,850	04/16/08	236
Mexican Peso (Sell)	9,086	8,824	04/16/08	(262)
Turkish New Lira (Sell)	4,282	4,716	04/29/08	434

				$(2,200)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.5%
	Finance - 13.5%
	Ansonia CDO Ltd.
$6,000	2.98%, 07/28/2046 ⌂ Δ	$1,800
	Arbor Realty Mortgage Securities
8,000	3.63%, 01/26/2042 ⌂ Δ	4,953
	Banc of America Commercial Mortgage, Inc.
9,000	4.50%, 07/10/2043	8,852
9,433	5.00%, 10/10/2045	9,343
	Bayview Commercial Asset Trust
62,503	7.00%, 07/25/2037 ⌂ ▶	7,382
41,393	7.50%, 09/25/2037 ⌂ ▶	5,493
	Bayview Financial Acquisition Trust
1,435	5.60%, 05/28/2037 ⌂ Δ	646
	Bear Stearns Asset Backed Securities, Inc.
3,990	3.70%, 05/25/2037 ⌂ Δ	799
	Bear Stearns Commercial Mortgage Securities, Inc.
197,702	4.65%, 02/11/2041 ⌂ ▶	1,856
	Carrington Mortgage Loan Trust
3,238	4.25%, 02/25/2037 ⌂ Δ	489
	CBA Commercial Small Balance Commercial Mortgage
1,479	6.09%, 07/25/2039 ⌂ Δ	892
1,539	6.50%, 07/25/2039 ⌂ Δ	720
37,039	7.25%, 07/25/2039 ⌂ ▶	3,558
	Citigroup Commercial Mortgage Trust
2,500	3.06%, 08/15/2021 ⌂ Δ	2,232
	Commercial Mortgage Pass-Through Certificates
4,338	3.11%, 12/15/2020 ⌂ Δ	3,936
9,000	5.00%, 06/10/2044	8,949
	Countrywide Alternative Loan Trust
1,585	2.85%, 10/25/2035 ⌂ Δ	1,456
	Countrywide Asset-Backed Certificates
9,000	5.76%, 06/25/2035	6,071
9,000	5.80%, 07/25/2034	6,912
	Credit Suisse Mortgage Capital Certificates
5,991	3.62%, 09/15/2021 ⌂ Δ	5,177
	CS First Boston Mortgage Securities Corp.
9,000	4.51%, 07/15/2037	8,859
	Deutsche Alt-A Securities, Inc.
16,494	5.56%, 02/25/2036 Δ	13,567
	Greenwich Capital Commercial Funding Corp.
8,000	3.32%, 11/05/2021 ■ Δ	7,016
9,000	5.12%, 04/10/2037 Δ	8,944
	Indymac Index Mortgage Loan Trust
8,717	2.84%, 06/25/2037 ⌂ Δ	5,859
	Lehman XS Trust
10,352	6.50%, 05/25/2037 ⌂ Δ	10,097
	LNR CDO Ltd.
4,400	3.03%, 05/28/2043 ⌂ Δ	1,760
	Marathon Real Estate CDO Ltd.
4,000	4.00%, 05/25/2046 ⌂ Δ	2,544
	Merrill Lynch Floating Trust
6,750	3.02%, 06/15/2022 ⌂ Δ	6,050
	Merrill Lynch Mortgage Trust
131,849	4.57%, 06/12/2043 ⌂ ▶	2,763
	Merrill Lynch/Countrywide Commercial Mortgage Trust
9,000	5.20%, 12/12/2049	8,001
	Renaissance Home Equity Loan Trust
7,140	7.00%, 09/25/2037 ⌂	1,788
4,455	7.50%, 04/25/2037 - 06/25/2037 ⌂	544
	Spirit Master Funding LLC
6,743	5.76%, 03/20/2024 ■	6,123
	Structured Asset Securities Corp.
4,000	5.10%, 02/25/2037 ⌂ Δ	580
	Wachovia Bank Commercial Mortgage Trust
9,000	4.52%, 05/15/2044	8,836
	Wamu Commercial Mortgage Securities Trust
8,500	6.14%, 03/23/2045 ■ Δ	5,905

	Total asset & commercial mortgage backed securities (Cost $231,670)	$180,752

CORPORATE BONDS: NON-INVESTMENT GRADE - 0.1%
	Finance - 0.1%
	North Street Referenced Linked Notes
$2,750	4.30%, 07/30/2010 ⌂ Δ	$2,008

	Total corporate bonds: non-investment grade (Cost $2,476)	$2,008

U.S. GOVERNMENT AGENCIES - 53.9%
	Federal Home Loan Mortgage Corporation - 7.2%
	Mortgage Backed Securities:
$6,642	5.45%, 2036 Δ	$6,747
9,831	5.47%, 2036 Δ	9,971
7,903	5.76%, 2037 Δ	8,053
22,787	6.00%, 2021 - 2038	23,407
6,300	6.50%, 2028 - 2037	6,560
23	7.00%, 2029 - 2031	25

		54,763

	Remic — Pac’s:
17,620	5.00%, 2019	18,192
10,103	5.50%, 2016	10,495
4,315	6.00%, 2031	4,375
8,521	6.50%, 2028 - 2032	9,009

		42,071

		96,834

	Federal National Mortgage Association - 27.3%
	Mortgage Backed Securities:
12,125	4.74%, 2035 Δ	12,254
1,678	4.76%, 2035 Δ	1,682
7,476	4.82%, 2034 Δ	7,482
1,058	4.86%, 2035 Δ	1,075
2,091	4.94%, 2035 Δ	2,110
6,752	5.00%, 2035 Δ	6,833
8,024	5.06%, 2035 Δ	8,192
6,659	5.13%, 2035 Δ	6,785
7,392	5.22%, 2035 Δ	7,493
10,059	5.45%, 2036 Δ	10,198
20,820	5.50%, 2015 - 2019	21,347
19,243	5.51%, 2037 Δ	19,534
23,337	5.79%, 2037 Δ	23,748
39,249	6.00%, 2013 - 2037	40,098

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$10,146	6.00%, 2037 Δ	$10,335
871	6.01%, 2009	878
11,441	6.50%, 2013 – 2037	11,877
73	7.50%, 2023	79
8	8.50%, 2017	8
5	9.00%, 2020 – 2021	6
7	9.75%, 2020	8

		192,022

	Notes:
110,000	4.14%, 2015	111,435
50,000	5.30%, 2012 ▼	50,957

		162,392

	Remic — Pac’s:
2,766	4.50%, 2016	2,788
5,355	5.50%, 2014	5,451

		8,239

	Remic — Z Bonds:
3,320	6.50%, 2029 F	3,537

		366,190

	Government National Mortgage Association – 1.4%
	Mortgage Backed Securities:
8,304	5.00%, 2034	8,281
4,808	6.00%, 2033 – 2034	4,972
1,301	7.00%, 2030 – 2032	1,389
142	7.50%, 2027	153
3	9.50%, 2020	4

		14,799

	Remic — Pac’s:
3,245	6.50%, 2031	3,411

		18,210

	Other Government Agencies – 18.0%
	Small Business Administration Participation Certificates:
3,704	4.95%, 2025	3,635
6,146	5.12%, 2026	6,217
13,000	5.16%, 2028	13,166
4,591	5.23%, 2027	4,638
14,574	5.31%, 2022 – 2027	14,826
15,559	5.32%, 2027	15,876
19,282	5.35%, 2026	19,732
9,194	5.36%, 2026	9,368
6,867	5.37%, 2026	7,028
7,761	5.49%, 2027	7,937
3,845	5.52%, 2024	3,978
9,940	5.54%, 2026	10,240
11,368	5.56%, 2027	11,684
39,914	5.57%, 2026 – 2027	40,985
8,089	5.64%, 2026	8,321
9,338	5.71%, 2027	9,615
3,856	5.76%, 2021	4,001
14,917	5.78%, 2021 – 2027	15,308
16,356	5.82%, 2026 – 2027	17,091
9,980	5.87%, 2026	10,444
7,414	6.07%, 2026	7,817

		241,907

	Total U.S. government agencies (Cost $709,403)	$723,141

U.S. GOVERNMENT SECURITIES – 22.3%
	Other Direct Federal Obligations – 3.8%
	Federal Farm Credit Bank:
$50,000	3.75%, 2010 ▼	$51,474

	U.S. Treasury Securities – 18.5%
	U.S. Treasury Notes:
81,406	2.00%, 2010 ▼	81,972
12,000	2.38%, 2017 ◀	14,018
12,475	3.13%, 2009 ▼	12,778
24,263	3.50%, 2018 ▼	24,403
37,935	4.13%, 2012 ▼	40,694
3,550	4.25%, 2017 ▼	3,788
7,215	4.50%, 2017 ▼	7,841
60,212	4.63%, 2009 – 2016 ▼	62,816

		248,310

	Total U.S. government securities (Cost $291,424)	$299,784

	Total long-term investments (Cost $1,234,973)	$1,205,685

SHORT-TERM INVESTMENTS – 35.4%
	Repurchase Agreements – 9.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 04/01/2008 in the amount of $41,377, collateralized by U.S. Treasury Note 9.88%, 2015, value of $42,397)
$41,375	1.30% dated 03/31/2008	$41,375
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 04/01/2008 in the amount of $41,377, collateralized by U.S. Treasury Bond 7.13%, 2023, U.S. Treasury Bill 4.75% 2008, value of $42,475)
41,375	1.25% dated 03/31/2008	41,375
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2008 in the amount of $38,509, collateralized by U.S. Treasury Bond 6.25% - 8.00%, 2021 - 2023, value of $39,294)
38,508	1.30% dated 03/31/2008	38,508

		121,258

Shares
Securities Purchased with Proceeds from Security Lending – 26.1%
Cash Collateral Reinvestment Fund:
350,701	Navigator Prime Portfolio	350,701

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	U.S. Treasury Bills - 0.2%
$3,000	1.43%, 06/12/2008 ○ □		$2,992

	Total short-term investments (Cost $474,950)		$474,951

	Total investments (Cost $1,709,923) ▲	125.2%	$1,680,636
	Other assets and liabilities	(25.2)%	(338,380)

	Total net assets	100.0%	$1,342,256

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $1,710,194 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,397
Unrealized Depreciation	(51,955)

Net Unrealized Depreciation	$(29,558)

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $19,044, which represents 1.42% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2008.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2008.

Φ	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
10/2006	6,000	Ansonia CDO Ltd., 2.98%, 07/28/2046 - 144A	$6,000
11/2006	8,000	Arbor Realty Mortgage Securities, 3.63%, 01/26/2042 - 144A	8,000
05/2007	62,503	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	8,882
08/2007	41,393	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	5,719
04/2007	1,435	Bayview Financial Acquisition Trust, 5.60%, 05/28/2037	1,386
04/2007	3,990	Bear Stearns Asset Backed Securities, Inc., 3.70%, 05/25/2037	3,990
05/2005 - 08/2007	197,702	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	1,974
03/2007	3,238	Carrington Mortgage Loan Trust, 4.25%, 02/25/2037	3,238
05/2007	1,479	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	1,479
05/2007	1,539	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	1,539
05/2007	37,039	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	3,286
10/2006	2,500	Citigroup Commercial Mortgage Trust, 3.06%, 08/15/2021 - 144A	2,500
10/2006	4,338	Commercial Mortgage Pass-Through Certificates, 3.11%, 12/15/2020 - 144A	4,338
11/2005	1,585	Countrywide Alternative Loan Trust, 2.85%, 10/25/2035	1,585
11/2006	5,991	Credit Suisse Mortgage Capital Certificates, 3.62%, 09/15/2021 - 144A	5,991
04/2007 - 02/2008	8,717	Indymac Index Mortgage Loan Trust, 2.84%, 06/25/2037	8,717
10/2007	10,352	Lehman XS Trust, 6.50%, 05/25/2037	10,239
11/2006	4,400	LNR CDO Ltd., 3.03%, 05/28/2043 - 144A	4,409
04/2007	4,000	Marathon Real Estate CDO Ltd., 4.00%, 05/25/2046 - 144A	3,905
10/2006	6,750	Merrill Lynch Floating Trust, 3.02%, 06/15/2022 - 144A	6,750
06/2005	131,849	Merrill Lynch Mortgage Trust, 4.57%, 06/12/2043	2,881
11/2006	2,750	North Street Referenced Linked Notes, 4.30%, 07/30/2010 - 144A	2,476
08/2007	7,140	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	5,810
05/2007	4,455	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 – 06/25/2037	4,077
03/2007	4,000	Structured Asset Securities Corp., 5.10%, 02/25/2037	3,741

The aggregate value of these securities at March 31, 2008 was $75,382, which represents 5.62% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at March 31, 2008.
Futures Contracts Outstanding at March 31, 2008

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	3,870	Long	Jun 2008	$4,403
5 Year U.S. Treasury Note	1,272	Long	Jun 2008	163
10 Year U.S. Treasury Note	2,287	Short	Jun 2008	(4,812)
U.S. Long Bond	370	Short	Jun 2008	(218)

				$(464)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK - 96.8%
	Basic Materials - 4.9%
115	Agrium, Inc.	$7,118
111	E.I. DuPont de Nemours & Co.	5,181
99	Kimberly-Clark Corp.	6,384
238	Smurfit-Stone Container Corp.•	1,829

		20,512

	Capital Goods - 1.2%
103	Cummins, Inc.	4,813

	Consumer Cyclical - 6.7%
78	Altria Group, Inc.	1,734
205	Gap, Inc.	4,024
234	Ingram Micro, Inc. •	3,701
173	Kroger Co.	4,392
85	Macy’s, Inc.	1,951
78	Philip Morris International, Inc. •	3,950
124	Safeway, Inc.	3,628
157	Supervalu, Inc.	4,695

		28,075

	Consumer Staples - 6.8%
60	Colgate-Palmolive Co.	4,675
167	ConAgra Foods, Inc.	3,997
112	Kellogg Co.	5,892
134	PepsiCo, Inc.	9,704
271	Tyson Foods, Inc. Class A	4,327

		28,595

	Energy - 16.6%
92	Chevron Corp.	7,870
66	ConocoPhillips Holding Co.	5,060
243	Exxon Mobil Corp.	20,545
151	Newfield Exploration Co. •	7,975
231	Occidental Petroleum Corp.	16,910
67	Total S.A. ADR	4,988
101	XTO Energy, Inc.	6,256

		69,604

	Finance - 24.5%
170	ACE Ltd.	9,333
127	Aetna, Inc.	5,350
133	Allstate Corp.	6,382
339	Bank of America Corp.	12,863
110	Bank of New York Mellon Corp.	4,590
116	Chubb Corp.	5,720
149	Citigroup, Inc.	3,189
343	Discover Financial Services, Inc.	5,616
36	Goldman Sachs Group, Inc.	5,921
327	Host Hotels & Resorts, Inc.	5,214
256	JP Morgan Chase & Co.	11,015
189	Lloyd’s TSB Group plc ADR ▼	6,771
131	Morgan Stanley	6,000
84	PNC Financial Services Group, Inc.	5,528
249	US Bancorp	8,048
41	Wells Fargo & Co.	1,181

		102,721

	Health Care - 7.9%
81	Abbott Laboratories	4,462
106	Baxter International, Inc.	6,152
169	Bristol-Myers Squibb Co.	3,608
279	CVS/Caremark Corp.	11,302
198	Schering-Plough Corp.	2,855
106	Wyeth	4,422

		32,801

	Services - 1.9%
104	Comcast Corp. Class A ▼	2,007
192	Sun Microsystems, Inc. •	2,976
212	Time Warner, Inc.	2,975

		7,958

	Technology - 15.0%
334	AT&T, Inc.	12,793
220	Cisco Systems, Inc. •	5,295
497	General Electric Co.	18,405
110	Hewlett-Packard Co.	5,023
316	Intel Corp.	6,695
43	International Business Machines Corp.	4,939
172	Microsoft Corp.	4,884
135	Verizon Communications, Inc.	4,921

		62,955

	Transportation - 2.9%
265	Delta Air Lines, Inc. •	2,278
119	General Dynamics Corp.	9,888

		12,166

	Utilities - 8.4%
62	Entergy Corp.	6,708
108	Exelon Corp.	8,753
197	FPL Group, Inc.	12,360
84	SCANA Corp.	3,062
120	Southern Co.	4,280

		35,163

	Total common stock (Cost $362,933)	$405,363

Principal
Amount
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.3%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,151, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $2,194)
$2,151	2.45% dated 03/31/2008	$2,151
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $874, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $891)
874	2.40% dated 03/31/2008	874
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $5, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $5)
5	1.35% dated 03/31/2008	5
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3,491, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $3,561)
3,491	2.50% dated 03/31/2008	3,491

Hartford Value HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)

Repurchase Agreements (continued) JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $3,275, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $3,341)

$3,275	2.50% dated 03/31/2008	$3,275

		9,796

Shares
	Securities Purchased with Proceeds from Security Lending - 0.3%
	Cash Collateral Reinvestment Fund:
1,020	Goldman Sachs FS Prime Obligation/Institutional Fund		1,020

	Total short-term investments (Cost $10,816)		$10,816

	Total investments (Cost $373,749) ▲	99.4%	$416,179
	Other assets and liabilities	0.6%	2,703

	Total net assets	100.0%	$418,882

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.51% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $374,295 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$62,746
Unrealized Depreciation	(20,862)

Net Unrealized Appreciation	$41,884

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Value Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.0%
	Basic Materials — 6.3%
111	Alcoa, Inc.	$4,012
97	Arch Coal, Inc. ▼	4,213
70	Celanese Corp.	2,724
399	Chemtura Corp.	2,932
77	Owens-Illinois, Inc. •	4,345
349	Rexam plc †	2,953
292	Smurfit-Stone Container Corp. •	2,244
569	Uranium One, Inc. •	1,874
950	USEC, Inc. • ▼	3,515

		28,812

	Capital Goods — 5.4%
44	Alliant Techsystems, Inc. •	4,586
71	Baker Hughes, Inc.	4,890
99	Deere & Co.	7,988
76	Goodrich Corp.	4,353
92	Kennametal, Inc.	2,705

		24,522

	Consumer Cyclical — 6.6%
3,040	Buck Holdings L.P. † • ⌂	2,736
34	Copart, Inc. •	1,326
719	Ford Motor Co. • ▼	4,113
251	Home Depot, Inc.	7,015
135	Liz Claiborne, Inc.	2,454
114	MDC Holdings, Inc.	5,005
329	TRW Automotive Holdings Corp. •	7,693

		30,342

	Consumer Staples — 7.5%
140	Avon Products, Inc. ▼	5,516
3,406	Chaoda Modern Agriculture †	3,891
148	Cosan Ltd. •	1,820
262	Dean Foods Co.	5,263
1	Japan Tobacco, Inc. †	4,757
9,710	Marine Harvest † • ▼	5,712
225	Unilever N.V. NY Shares ADR	7,603

		34,562

	Energy — 10.2%
623	Brasil EcoDiesel Industria •	1,619
97	Exxon Mobil Corp.	8,221
200	Newfield Exploration Co. •	10,564
98	Noble Energy, Inc.	7,098
88	Petro-Canada	3,812
368	Talisman Energy, Inc.	6,519
97	Total S.A. ADR	7,191
67	UGI Corp.	1,675

		46,699

	Finance — 23.9%
331	ACE Ltd.	18,225
136	Aetna, Inc.	5,712
346	AMBAC Financial Group, Inc. ▼	1,988
567	Bank of America Corp.	21,507
127	Capital One Financial Corp. ▼	6,236
220	CIT Group, Inc.	2,602
77	Citigroup, Inc.	1,654
105	Everest Re Group Ltd.	9,356
252	Federal National Mortgage Association	6,622
391	Genesis Lease Ltd.	5,688
185	Oaktree Capital • ■	5,087
367	PennantPark Investment Corp. ▼	3,120
110	Platinum Underwriters Holdings Ltd.	3,561
1,375	Royal Bank of Scotland Group plc †	9,210
181	TD Ameritrade Holding Corp. •	2,993
202	UBS AG	5,819

		109,380

	Health Care — 11.2%
226	Alkermes, Inc. • ▼	2,690
56	Amgen, Inc. •	2,331
58	Astellas Pharma, Inc. †	2,286
76	Bristol-Myers Squibb Co.	1,623
254	Cooper Co., Inc.	8,752
67	Covidien Ltd.	2,974
670	Impax Laboratories, Inc. •	6,230
35	Sanofi-Aventis S.A. †	2,655
493	Schering-Plough Corp.	7,098
347	Wyeth	14,474

		51,113

	Services — 8.2%
550	BearingPoint, Inc. • ▼	923
155	CACI International, Inc. Class A •	7,056
390	Comcast Corp. Class A	7,547
761	Comcast Corp. Special Class A •	14,432
35	Entercom Communications Corp. ▼	352
231	R.H. Donnelley Corp. • ▼	1,168
81	United Parcel Service, Inc. Class B	5,939

		37,417

	Technology — 14.1%
173	Arrow Electronics, Inc. •	5,817
358	Cisco Systems, Inc. •	8,618
311	Corning, Inc.	7,467
214	Fairchild Semiconductor International, Inc. •	2,545
546	Flextronics International Ltd. •	5,124
487	JDS Uniphase Corp. • ▼	6,526
237	Microsoft Corp.	6,723
187	Qualcomm, Inc.	7,663
230	Solar Cayman Ltd. † • ⌂	3,151
261	Symantec Corp. •	4,331
247	Telefonaktiebolaget LM Ericsson ADR ▼	4,856
138	Virgin Media, Inc.	1,936

		64,757

	Transportation — 3.6%
368	Delta Air Lines, Inc. •	3,168
981	Northwest Airlines Corp. •	8,821
75	UAL Corp. ▼	1,617
244	US Airways Group, Inc. • ▼	2,178
104	US Airways Group, Inc. • ∞	925

		16,709

	Utilities — 1.0%
106	Progress Energy, Inc.	4,408

	Total common stock (Cost $531,760)	$448,721

PREFERRED STOCK — 0.2%
	Finance — 0.2%
165	Thornburg Mortgage, Inc. ۞	$703

	Total preferred stock (Cost $4,016)	$703

	Total long-term investments (Cost $535,776)	$449,424

Hartford Value Opportunities HLS Fund
Schedule of Investments
March 31, 2008 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS — 9.1%
	Repurchase Agreements — 1.6%
	Bank of America Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $1,633, collateralized by FNMA 5.00% - 5.50%, 2033 - 2035, value of $1,666)
$1,633	2.45% dated 03/31/2008	$1,633
	BNP Paribas Securities Corp. TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $664, collateralized by FHLMC 5.50%, 2037, FNMA 4.50% - 6.00%, 2022 - 2038, value of $677)
664	2.40% dated 03/31/2008	664
	Deutsche Bank Securities Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $4, collateralized by U.S. Treasury Bill 1.31%, 2008, value of $4)
4	1.35% dated 03/31/2008	4
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,651, collateralized by FHLMC 5.00% - 5.50%, 2019 - 2038, value of $2,704)
2,651	2.50% dated 03/31/2008	2,651
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 04/01/2008 in the amount of $2,488, collateralized by FNMA 4.50% - 7.50%, 2017 - 2038, value of $2,538)
2,488	2.50% dated 03/31/2008	2,488

		7,440

Shares
	Securities Purchased with Proceeds from Security Lending — 7.5%
	Cash Collateral Reinvestment Fund:
34,368	Goldman Sachs FS Prime Obligation/Institutional Fund		34,368

	Total short-term investments (Cost $41,808)		$41,808

	Total investments (Cost $577,584) ▲	107.3%	$491,232
	Other assets and liabilities	(7.3)%	(33,510)

	Total net assets	100.0%	$457,722

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.10% of total net assets at March 31, 2008.

▲	At March 31, 2008, the cost of securities for federal income tax purposes was $580,319 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,856
Unrealized Depreciation	(118,943)

Net Unrealized Depreciation	$(89,087)

†	The aggregate value of securities valued in good faith at fair value as determined in good faith under policies and procedures established by and under the supervision of the Funds’ Board of Directors at March 31, 2008, was $37,351, which represents 8.16% of total net assets.

•	Currently non-income producing.

▼	Security is partially on loan at March 31, 2008.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2008, was $5,087, which represents 1.11% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2008, the market value of these securities was $925, which represents 0.20% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	3,040	Buck Holdings L.P.	$3,044
03/2007	230	Solar Cayman Ltd.	3,453

The aggregate value of these securities at March 31, 2008 was $5,887, which represents 1.29% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Note:	The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

		Hartford	Hartford	Hartford
	Hartford	Capital	Disciplined	Dividend and	Hartford
	Advisers	Appreciation	Equity	Growth	Equity Income
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$4,074,764	$10,269,944	$1,585,118	$6,583,084	$397,977
Securities — Level 2	3,140,836	4,241,737	118,422	380,415	11,521
Securities — Level 3	13,454	73,927	—	—	—

Total	$7,229,054	$14,585,608	$1,703,540	$6,963,499	$409,498

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	—	10	—	—	—

Total	$—	$10	$—	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$243	$—	$—

Total	$—	$—	$243	$—	$—

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	12,461	60,024	—	—	—
Total	$12,461	$60,024	$—	$—	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$13,641	$53,548	$—	$—	$—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(126)	(6,273)
Net purchases (sales)	(61)	—	—	—	—
Transfers in and/or out of Level 3	—	26,652	—	—	—

Balance as of March 31, 2008	$13,454	$73,927	$—	$—	$—

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

	Hartford		Hartford		Hartford
	Fundamental	Hartford	Global	Hartford	Global Financial
	Growth	Global Advisers	Communications	Global Equity	Services
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$86,278	$134,983	$17,073	$12,596	$12,253
Securities — Level 2	1,170	248,473	9,365	6,812	14,303
Securities — Level 3	—	3,127	—	—	—

Total	$87,448	$386,583	$26,438	$19,408	$26,556

Other financial instruments* — Level 1	$—	$107	$—	$—	$—
Other financial instruments* — Level 2	—	4,053	—	—	—

Total	$—	$4,160	$—	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments* — Level 1	$—	$405	$—	$1	$—
Other financial instruments* — Level 2	—	3,600	—	—	—
Total	$—	$4,005	$—	$1	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$—	$3,670	$—	$—	$—
Realized gain (loss)	—	2	—	—	—
Change in unrealized appreciation (depreciation)		(15)
Net purchases (sales)	—	(698)	—	—	—
Transfers in and/or out of Level 3	—	168	—	—	—

Balance as of March 31, 2008	$—	$3,127	$—	$—	$—

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

			Hartford		Hartford
	Hartford	Hartford	Global	Hartford	Growth
	Global Growth	Global Health	Technology	Growth	Opportunites
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$586,733	$272,154	$109,618	$454,030	$1,286,650
Securities — Level 2	665,795	86,229	24,889	76,550	266,491
Securities — Level 3	—	—	—	—	—

Total	$1,252,528	$358,383	$134,507	$530,580	$1,553,141

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	—	—	—	—	—

Total	$—	$—	$—	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	3	—	—	—	—
Total	$3	$—	$—	$—	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$—	$1,948	$—	$—	$—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	—	(1,948)	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

			Hartford	Hartford	Hartford
	Hartford	Hartford	International	International	International
	High Yield	Index	Growth	Opportunities	Small Company
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$27,909	$1,421,602	$224,221	$418,189	$37,500
Securities — Level 2	639,680	158,535	817,026	1,924,486	385,865
Securities — Level 3	15,922	—	—	—	—

Total	$683,511	$1,580,137	$1,041,247	$2,342,675	$423,365

Other financial instruments* — Level 1	$699	$92	$—	$—	$—
Other financial instruments* — Level 2	—	—	132	26	4

Total	$699	$92	$132	$26	$4

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	367	—	1,306	23	11
Total	$367	$—	$1,306	$23	$11

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$8,021	$—	$—	$—	$—
Realized gain (loss)	(75)	—	—	—	—
Change in unrealized appreciation (depreciation)	(306)
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	8,282	—	—	—	—

Balance as of March 31, 2008	$15,922	$—	$—	$—	$—

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

Hartford
	LargeCap	Hartford	Hartford	Hartford	Hartford
	Growth	MidCap	MidCap Growth	MidCap Value	Money Market
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$143,074	$2,512,878	$43,782	$666,479	$—
Securities — Level 2	21,500	586,760	20,054	151,328	3,607,854
Securities — Level 3	—	—	—	11,395	—

Total	$164,574	$3,099,638	$63,836	$829,202	$3,607,854

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	—	—	—	—	—

Total	$—	$—	$—	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments* — Level 1	$—	$—	$—	$—	$—
Other financial instruments* — Level 2	—	—	—	—	—
Total	$—	$—	$—	$—	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$—	$—	$—	$11,437	$—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)				(42)
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$11,395	$—

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

	Hartford		Hartford
	Mortgage	Hartford	SmallCap	Hartford	Hartford
	Securities	Small Company	Growth	SmallCap Value	Stock
	HLS Fund	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$26,810	$1,417,077	$740,023	$69,707	$3,522,221
Securities — Level 2	456,322	311,620	202,382	42,448	597,948
Securities — Level 3	31,826	—	—	—	9,887

Total	$514,958	$1,728,697	$942,405	$112,155	$4,130,056

Other financial instruments* — Level 1	$1,552	$180	$37	$2	$—
Other financial instruments* — Level 2	—	6	—	—	—

Total	$1,552	$186	$37	$2	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—	$—

Total	$—	$—	$—	$—	$—

Other financial instruments* — Level 1	$1,651	$—	$—	$—	$—
Other financial instruments* — Level 2	—	—	—	—	11,818
Total	$1,651	$—	$—	$—	$11,818
*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$41,346	$—	$—	$—	$9,887
Realized gain (loss)	(275)	—	—	—	—
Change in unrealized appreciation (depreciation)	(9,110)
Net purchases (sales)	(135)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of March 31, 2008	$31,826	$—	$—	$—	$9,887

Other financial instruments:
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$—	$—	$—	$—	$—

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
This Standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
     • Level 1—quoted prices in active markets for the identical securities
     • Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the valuation hierarchy levels of the Funds’ investments as of March 31, 2008 (000’s Omitted):

	Hartford	Hartford		Hartford
	Total Return	U.S. Government	Hartford	Value
	Bond	Securities	Value	Opportunities
	HLS Fund	HLS Fund	HLS Fund	HLS Fund
Assets:
Securities — Level 1	$89,629	$121,258	$415,159	$414,425
Securities — Level 2	4,645,381	1,507,405	1,020	70,920
Securities — Level 3	95,815	51,973	—	5,887

Total	$4,830,825	$1,680,636	$416,179	$491,232

Other financial instruments* — Level 1	$5,147	$4,566	$—	$—
Other financial instruments* — Level 2	7,235	—	—	—

Total	$12,382	$4,566	$—	$—

Liabilities:
Securities — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments* — Level 1	$2,147	$5,030	$—	$—
Other financial instruments* — Level 2	9,435	—	—	—
Total	$11,582	$5,030	$—	$—

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (000’s Omitted):

Assets:
Securities:
Balance as of December 31, 2007	$139,082	$112,165	$—	$5,908
Realized gain (loss)	(3,740)	(286)	—	—
Change in unrealized appreciation (depreciation)	(11,517)	(16,130)		(21)
Net purchases (sales)	(6,513)	(68)	—	—
Transfers in and/or out of Level 3	(21,497)	(43,708)	—	—

Balance as of March 31, 2008	$95,815	$51,973	$—	$5,887

Other financial instruments:
Change in unrealized appreciation (depreciation)	(5,495)	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—

Other financial instruments:
Balance as of December 31, 2007	$3,531	$—	$—	$—
Change in unrealized appreciation (depreciation)	(3,531)	—	—	—

Balance as of March 31, 2008	$—	$—	$—	$—

* The realized gain (loss) earned during the three month period ended March 31, 2008, for other financial instruments	$17,384	$—	$—	$—

Item 2.	Controls and Procedures.
(a)	Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.
Date: May 16, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 16, 2008	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: May 16, 2008	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer